SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 32	☒

(File No. 33-62457)

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 92	☒

(File No. 811-04298)

(Check appropriate box or boxes.)

Exact Name of Registrant:

RiverSource Variable Life Separate Account

Name of Depositor:

RIVERSOURCE LIFE INSURANCE COMPANY

Address of Depositor’s Principal Executive Offices, Zip Code

Depositor’s Telephone Number, including Area Code:

70100 Ameriprise Financial Center

Minneapolis, MN 55474

(800) 862-7919

Name and Address of Agent for Service:

Dixie Carroll, Esq.

5229 Ameriprise Financial Center

Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A: PROSPECTUS

Prospectus
May 1, 2015
RiverSource®
Succession Select® Variable Life Insurance
AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Home Office) Website address: riversource.com/lifeinsurance RiverSource Variable Life Separate Account
This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select).
The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured’s death. You may direct your net premiums or transfers to:
•	A fixed account to which we credit interest.
•	Subaccounts that invest in underlying funds.
Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.
This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.
RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.
Please note that your investments in a policy and its underlying funds:
•	Are NOT deposits or obligations of a bank or financial institution;
•	Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and
•	Are subject to risks including loss of the amount you invested and the policy ending without value.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RiverSource Succession Select® Variable Life Insurance — Prospectus    1

2

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy or surrender the policy.
Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Premium Expense Charge	When you pay premium.	5% of each premium payment.

Surrender Charge(a)	When you surrender your policy for its full cash surrender value, or the policy lapses, during the first 15 policy years.	Rate per $1,000 of the initial specified amount:
Minimum: $2.35 — Female, Standard, Age 15; Male, Standard Nonsmoker, Age 90.
Maximum: $35.77 — Female, Standard Nonsmoker, Age 70; Male, Standard Nonsmoker, Age 70.
Representative Insured: $18.6949 — Female, preferred Nonsmoker, Age 55; Male, Standard Nonsmoker, Age 55.
For 2001 CSO policies:
Rate per $1,000 of the initial specified amount:
Minimum: $2.35 — Female, Standard, Age 15; Male, Standard Nontobacco, Age 90.
Maximum: $35.63 — Female, Standard Nontobacco, Age 70; Male, Standard Nontobacco, Age 70.
Representative Insureds: $18.70 — Female, preferred Nontobacco, Age 55; Male, Standard Nontobacco, Age 55.

Partial Surrender Charge	When you surrender part of the value of your policy.	The lesser of:
• $25; or
• 2% of the amount surrendered.

Transfer Charge	We reserve the right to charge a fee for more than 12 transfers by mail or telephone per policy year.	Maximum: Up to $25 per transfer in excess of 12. Current: No charge.

Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds	When you take a loan or surrender and proceeds are sent by express mail or electronic fund transfer.	• $25 — United States.
• $35 — International.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

RiverSource Succession Select® Variable Life Insurance — Prospectus    3

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.
Charges Other than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance Charge(a)	Monthly.	Monthly rate per $1,000 of net amount at risk:
Minimum: $.00006 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $83.3325 — Male, Smoker, Age 85; Male, Smoker, Age 90: Duration 15.
Representative Insureds: $.004437 — Male, Standard Nonsmoker, Age 55; Female, Preferred Nonsmoker, Age 55: Duration 1.
For 2001 CSO policies:
Monthly rate per $1,000 of net amount at risk:
Minimum: $0.00001 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $31.50235 — Male, Tobacco, Age 85; Male, Tobacco, Age 90: Duration 15.
Representative Insureds: $.00239 — Male, Standard Nontobacco, Age 55, Female, Preferred Nontobacco, Age 55: Duration 1.

Policy Fee	Monthly.	Maximum: $20 per month for first 10 policy years; and $7.50 per month for policy years 11+.
Current: $20 per month for the first 10 policy years.

Administrative Charge(a)	Monthly.	Monthly rate per $1,000 of initial specified amount:
Guaranteed:
Years 1-10 $.07.
Years 11+ $.02.
		Current:	Youngest Insured’s Age Per $1,000 of initial specified amount per month
	15-39	40-59	60+
Years 1-10	$.04	$.05	$.06
Years 11+	$.00	$.00	$.00
Representative Insureds: Male, Standard Nonsmoker, Age 55; Female, Preferred, Nonsmoker, Age 55.
Years 1-10 $.07.
Years 11+ $.02.

Mortality and Expense Risk Charge	Daily.	Guaranteed:
• .90% of the average daily net asset value of the subaccounts for all policy years.
Current:
• .90% of the average daily net asset value of the subaccounts for policy years 1-10; and
• .45% of the average daily net asset value of the subaccounts for policy years 11+.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

4    RiverSource Succession Select® Variable Life Insurance — Prospectus

Charges Other than Fund Operating Expenses (continued)
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Interest Rate on Loans	Charged daily and due at the end of the policy year.	Guaranteed: 6% per year.
Current:
• 6% for policy years 1-10;
• 4% for policy years 11+.

Four-Year Term Insurance Rider (FYT)(a),(b)	Monthly.	Monthly rate per $1,000 of the cost of insurance amount:
Minimum: $.00006 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Guaranteed: $18.51107 — Male, Smoker, Age 90; Male, Smoker, Age 85: Duration 4.
Representative Insureds: $.00437 — Male, Standard Nonsmoker, Age 55; Female, Preferred Nonsmoker, Age 55: Duration 1.
For 2001 CSO policies:
Monthly rate per $1,000 of the cost of insurance amount:
Minimum: $0.00001 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $13.30531 — Male, Tobacco, Age 90; Male, Tobacco, Age 85: Duration 4.
Representative Insureds: $.00239 — Male, Standard Nontobacco, Age 55; Female, Preferred Nontobacco, Age 55: Duration 1.

Policy Split Option Rider (PSO)	Monthly.	Monthly rate is $.06 per $1,000 of the current base policy specified amount plus the STR specified amount.

Survivor Term Rider (STR)(a),(c)	Monthly.	Monthly rate per $1,000 of the cost of insurance amount:
Minimum: $.00006 — Female, Standard Nonsmoker, Age 15; Female, Standard Nonsmoker, Age 15: Duration 1.
Maximum: $83.3325 — Male, Smoker, Age 75; Male, Smoker, Age 75: Duration 25.
Representative Insureds: $.00437 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55: Duration 1.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.
(b)	This rider will terminate if one of the following circumstances occurs: (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.
(c)	The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies. The STR is no longer available for purchase.

RiverSource Succession Select® Variable Life Insurance — Prospectus    5

Annual Operating Expenses of the Funds
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the policy. These operating expenses are for the fiscal year ended Dec. 31, 2014, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.
Minimum and maximum total annual operating expenses for the funds(a)
(Including management fee, distribution and/or service (12b-1) fees and other expenses)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.44	18.88
(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and Statement of Additional Information (SAI).
Total annual operating expenses for each fund*
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
AB VPS Dynamic Asset Allocation Portfolio (Class B)***	0.70	0.25	0.15	—	1.10	—	1.10
AB VPS Growth and Income Portfolio (Class B)***	0.55	0.25	0.05	—	0.85	—	0.85
AB VPS International Value Portfolio (Class B)***	0.75	0.25	0.10	—	1.10	—	1.10
AB VPS Large Cap Growth Portfolio (Class B)***	0.75	0.25	0.08	—	1.08	—	1.08
ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.47	—	1.42	0.12	1.30 (1)
American Century VP International, Class I	1.33	—	—	—	1.33	—	1.33
American Century VP Value, Class I	0.96	—	—	—	0.96	—	0.96
BlackRock Global Allocation V.I. Fund (Class III)	0.62	0.25	0.24	—	1.11	0.13	0.98 (2)
Calvert VP SRI Balanced Portfolio	0.69	—	0.17	—	0.86	—	0.86
Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.15	—	0.92	—	0.92
Columbia Variable Portfolio – Cash Management Fund (Class 3)	0.33	0.13	0.15	—	0.61	—	0.61
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	0.56	0.13	0.13	—	0.82	—	0.82
Columbia Variable Portfolio – Emerging Markets Fund (Class 3)	1.07	0.13	0.20	—	1.40	—	1.40
Columbia Variable Portfolio – Global Bond Fund (Class 3)	0.57	0.13	0.17	—	0.87	—	0.87
Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.58	0.13	0.17	—	0.88	—	0.88
Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.14	—	0.96	—	0.96
Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	0.57	0.13	0.14	—	0.84	—	0.84
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)***	0.42	0.13	0.13	—	0.68	—	0.68

6    RiverSource Succession Select® Variable Life Insurance — Prospectus

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.67	0.13	0.13	—	0.93	—	0.93
Columbia Variable Portfolio – Large Cap Index Fund (Class 3)***	0.10	0.13	0.21	—	0.44	—	0.44
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)	0.61	0.13	0.13	—	0.87	—	0.87
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.41	0.25	0.13	—	0.79	—	0.79 (3)
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.16	0.47	1.08	—	1.08
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.07	0.51	1.03	—	1.03
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.18	0.25	0.06	0.59	1.08	—	1.08
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.17	0.25	0.05	0.55	1.02	—	1.02
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)***	0.76	0.13	0.15	—	1.04	—	1.04
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)***	0.75	0.13	0.14	—	1.02	—	1.02
Columbia Variable Portfolio – Select International Equity Fund (Class 3)***	0.79	0.13	0.19	—	1.11	—	1.11
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	0.69	0.13	0.12	—	0.94	—	0.94
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	0.79	0.13	0.19	—	1.11	—	1.11
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	0.36	0.13	0.13	—	0.62	—	0.62
Credit Suisse Trust – Commodity Return Strategy Portfolio	0.50	0.25	0.35	—	1.10	0.05	1.05 (4)
Deutsche Alternative Asset Allocation VIP, Class B***	0.34	0.25	0.27	1.17	2.03	0.15	1.88 (5)
Eaton Vance VT Floating-Rate Income Fund	0.58	0.25	0.33	—	1.16	—	1.16
Fidelity ® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Growth & Income Portfolio Service Class	0.45	0.10	0.11	0.02	0.68	—	0.68
Fidelity ® VIP Mid Cap Portfolio Service Class	0.55	0.10	0.09	—	0.74	—	0.74
Fidelity ® VIP Overseas Portfolio Service Class	0.67	0.10	0.13	—	0.90	—	0.90
FTVIPT Franklin Global Real Estate VIP Fund – Class 2	1.05	0.25	0.05	—	1.35	—	1.35
FTVIPT Franklin Income VIP Fund – Class 2	0.45	0.25	0.02	—	0.72	—	0.72
FTVIPT Franklin Mutual Shares VIP Fund – Class 2	0.68	0.25	0.05	—	0.98	—	0.98 (6)
FTVIPT Franklin Small Cap Value VIP Fund – Class 2	0.60	0.25	0.03	—	0.88	—	0.88 (6)
FTVIPT Templeton Global Bond VIP Fund – Class 2	0.46	0.25	0.05	—	0.76	—	0.76

RiverSource Succession Select® Variable Life Insurance — Prospectus    7

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	0.80	—	0.07	—	0.87	0.04	0.83 (7)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares	0.15	0.40	13.41	0.44	14.40	13.34	1.06 (8)
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares	0.75	—	0.29	—	1.04	0.21	0.83 (9)
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares	0.62	—	0.09	—	0.71	0.06	0.65 (10)
Invesco V.I. American Franchise Fund, Series I Shares	0.67	—	0.28	—	0.95	—	0.95
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.91	0.25	0.20	0.09	1.45	0.40	1.05 (11)
Invesco V.I. Comstock Fund, Series II Shares	0.56	0.25	0.27	—	1.08	0.05	1.03 (12)
Invesco V.I. Core Equity Fund, Series I Shares	0.61	—	0.29	0.02	0.92	0.02	0.90 (13)
Invesco V.I. Diversified Dividend Fund, Series I Shares	0.49	—	0.24	0.01	0.74	0.01	0.73 (13)
Invesco V.I. International Growth Fund, Series II Shares	0.71	0.25	0.31	0.01	1.28	0.01	1.27 (13)
Invesco V.I. Mid Cap Growth Fund, Series I Shares	0.75	—	0.32	—	1.07	—	1.07
Invesco V.I. Technology Fund, Series I Shares	0.75	—	0.41	—	1.16	—	1.16
Ivy Funds VIP Asset Strategy	0.68	0.25	0.05	—	0.98	—	0.98
Janus Aspen Series Enterprise Portfolio: Service Shares	0.64	0.25	0.04	—	0.93	—	0.93
Janus Aspen Series Global Technology Portfolio: Service Shares	0.64	0.25	0.15	—	1.04	—	1.04 (14)
Janus Aspen Series Janus Portfolio: Service Shares	0.50	0.25	0.05	—	0.80	—	0.80
Janus Aspen Series Overseas Portfolio: Service Shares	0.46	0.25	0.07	—	0.78	—	0.78
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares	0.85	0.25	0.23	—	1.33	0.28	1.05 (15)
MFS ® Massachusetts Investors Growth Stock Portfolio – Service Class	0.75	0.25	0.05	—	1.05	—	1.05
MFS ® New Discovery Series – Service Class	0.90	0.25	0.06	—	1.21	0.02	1.19 (16)
MFS ® Utilities Series – Service Class	0.73	0.25	0.06	—	1.04	—	1.04
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	0.85	0.25	0.52	—	1.62	0.22	1.40 (17)
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.25	0.35	—	1.35	0.20	1.15 (18)
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	1.70	0.25	6.87	0.02	8.84	5.58	3.26 (19)
Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.13	—	1.01	—	1.01
Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.58	0.25	0.14	0.03	1.00	0.03	0.97 (20)
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.67	0.25	0.13	—	1.05	—	1.05

8    RiverSource Succession Select® Variable Life Insurance — Prospectus

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.80	1.48	0.15	1.33 (21)
PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75	—	0.75
Putnam VT Global Health Care Fund – Class IB Shares	0.62	0.25	0.14	—	1.01	—	1.01
Putnam VT High Yield Fund – Class IB Shares	0.56	0.25	0.13	—	0.94	—	0.94
Putnam VT International Equity Fund – Class IB Shares	0.69	0.25	0.15	—	1.09	—	1.09
Putnam VT Multi-Cap Growth Fund – Class IA Shares	0.55	—	0.12	—	0.67	—	0.67
Putnam VT Multi-Cap Growth Fund – Class IB Shares	0.55	0.25	0.12	—	0.92	—	0.92
Royce Capital Fund – Micro-Cap Portfolio, Investment Class	1.25	—	0.07	0.02	1.34	—	1.34
Third Avenue Value Portfolio	0.90	—	0.29	—	1.19	—	1.19
Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.41	—	2.41	0.96	1.45 (22)
Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.03	0.80	1.08	—	1.08
Variable Portfolio – Aggressive Portfolio (Class 4)	—	0.25	0.03	0.80	1.08	—	1.08
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)	0.43	0.13	0.14	—	0.70	—	0.70
Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.03	0.60	0.88	—	0.88
Variable Portfolio – Conservative Portfolio (Class 4)	—	0.25	0.03	0.60	0.88	—	0.88
Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.71	0.98	—	0.98
Variable Portfolio – Moderate Portfolio (Class 4)	—	0.25	0.02	0.71	0.98	—	0.98
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.75	1.02	—	1.02
Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	—	0.25	0.02	0.75	1.02	—	1.02
Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.03	0.67	0.95	—	0.95
Variable Portfolio – Moderately Conservative Portfolio (Class 4)	—	0.25	0.03	0.67	0.95	—	0.95
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)	—	0.25	17.95	0.68	18.88	17.91	0.97 (23)
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)	—	0.25	11.05	0.67	11.97	10.93	1.04 (23)
Variable Portfolio – Partners Small Cap Value Fund (Class 3)	0.90	0.13	0.15	—	1.18	—	1.18
Variable Portfolio – Sit Dividend Growth Fund (Class 3)	0.70	0.13	0.12	0.05	1.00	—	1.00
Variable Portfolio – Victory Established Value Fund (Class 3)	0.77	0.13	0.13	—	1.03	—	1.03
Wanger International	0.90	—	0.15	—	1.05	—	1.05
Wanger USA	0.86	—	0.10	—	0.96	—	0.96

RiverSource Succession Select® Variable Life Insurance — Prospectus    9

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Wells Fargo Advantage VT International Equity Fund – Class 2	0.75	0.25	0.19	0.01	1.20	0.25	0.95 (24)
Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.17	—	1.07	0.07	1.00 (25)
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.18	—	1.18	—	1.18
*	The Funds provided the information on their expenses and we have not independently verified the information.
**	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
***	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.
(1)	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2016. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(2)	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2016. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.
(3)	Management fees have been restated to reflect current investment management fee rates.
(4)	Credit Suisse Trust (the “Trust”) and Credit Suisse Asset Management, LLC (“Credit Suisse”) have entered into a written contract limiting operating expenses (excluding certain expenses as described below) to 1.05% of the portfolio’s average daily net assets at least through November 15, 2015. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the portfolio to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before November 15, 2015.
(5)	Through April 30, 2016, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.71% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.17%). These agreements may only be terminated with the consent of the fund's Board.
(6)	Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the fund’s investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the fund's prospectus. Total annual fund operating expenses are not affected by such bundling.
(7)	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.054% of the Fund’s average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.77% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
(8)	The Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, the Portfolio's "Other Expenses" have been restated to reflect expenses expected to be incurred during the current fiscal year.
(9)	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.70% of the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.094% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
(10)	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) equal on an annualized basis to 0.004% of the Fund’s average daily net assets through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
(11)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the Fund’s average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are excluded in determining such obligation. Invesco has

10    RiverSource Succession Select® Variable Life Insurance — Prospectus

also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2016 and June 30, 2016, respectively. The fee waiver agreements cannot be terminated during their terms.
(12)
Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the Fund’s average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are excluded in determining such obligation. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
(13)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term.
(14)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit until at least May 1, 2016. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
(15)	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
(16)	Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that ‘‘Total Annual Fund Operating Expenses” do not exceed 1.19% of the fund’s average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2016.
(17)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. In addition, the Fund approved an amendment to the Fund's Plan of Distribution reducing the distribution (12b-1) fee for the Portfolio’s Class II shares from 0.35% to 0.25% effective May 1, 2015. The distribution (12b-1) fee shown in the table above has been restated to reflect such change.
(18)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. In addition, the Fund approved an amendment to the Fund's Plan of Distribution reducing the distribution (12b-1) fee for the Portfolio’s Class II shares from 0.35% to 0.25% effective May 1, 2015. The distribution (12b-1) fee shown in the table above has been restated to reflect such change.
(19)	Neuberger Berman Management LLC (“NBM”) has undertaken through December 31, 2018 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 2.40% of the average daily net asset value of Absolute Return Multi-Manager Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation. In addition, “Total Other Expenses” have been restated to reflect current fees for Absolute Return Multi-Manager Portfolio.
(20)	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.
(21)	PIMCO has contractually agreed, through May 1, 2016, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
(22)	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund's average daily net assets per year until May 1, 2016. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
(23)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2016, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.97% for Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) and 1.04% for Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2).

RiverSource Succession Select® Variable Life Insurance — Prospectus    11

(24)	The Adviser has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver at 0.94% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
(25)	The Adviser has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

12    RiverSource Succession Select® Variable Life Insurance — Prospectus

Policy Benefits and Risks
This summary describes the policy’s important benefits and risks. The sections in the prospectus following this summary discuss the policy’s benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the “Key Terms” section.
Policy Benefits
POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Death Benefit	We will pay a benefit to the beneficiary of the policy when both insureds have died. Before the youngest insured’s attained insurance age 100, your policy’s death benefit on the last surviving insured’s death can never be less than the specified amount unless you change that amount or your policy has outstanding indebtedness.	The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date. You may choose either of the following death benefit options:
Option 1 (level amount): If death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the specified amount; or
• a percentage of the policy value.
Option 2 (variable amount): If death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the policy value plus the specified amount; or
• a percentage of the policy value.
You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges. We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Internal Revenue Code of 1986, as amended (Code).
Under both Option 1 and Option 2, if death is on or after the youngest insured’s attained insurance age 100, the death benefit amount will be the greater of:
• the policy value on the death benefit valuation date; or
• the policy value at the youngest insured’s attained insurance age 100.

Minimum Initial Guarantee Period and Death Benefit Guarantees (DBG)* * In Maryland, referred to as No Lapse Guarantee (NLG) and in Illinois, referred to as Coverage Protection (CP).	Your policy will not lapse (end without value) if the minimum initial premium period or any of the DBG options are in effect, even if the cash surrender value is less than the amount needed to pay the monthly deduction.	Minimum Initial Premium Period: A period of time during the early years of the policy when you may choose to pay the minimum initial premium as long as the policy value minus indebtedness equals or exceeds the monthly deduction.
Death Benefit Guarantees: Each policy has the following two DBG options which remain in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus surrender charges:
• Death Benefit Guarantee To Age 85 (DBG-85) guarantees the policy will not lapse before the youngest insured’s attained insurance age 85 (or 15 policy years, if later).
• Death Benefit Guarantee To Age 100 (DBG-100) guarantees the policy will not lapse before the youngest insured’s attained insurance age 100.
The DBG-85 and DBG-100 are not available in Massachusetts, New Jersey and Texas.

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Policy Benefits (continued)
POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Flexible Premiums	You choose when to pay premiums and how much premium to pay.	When you apply for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured’s attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the DBG remains in effect.

Policy Value Credits	You may receive a credit to your policy value beginning in the second policy year.	If you have met certain premium requirements, we currently credit the policy value on a pro rata basis with an amount equal on an annual basis to .15% of the policy value. We reserve the right to change the credit percentage. No minimum credit is guaranteed. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as we determine.

Right to Examine Your Policy (“Free Look”)	You may return your policy for any reason and receive a full refund of all premiums paid.	You may mail or deliver the policy to our home office or to your sales representative with a written request for cancellation by the 20th day. On the date your request is postmarked or received, the policy will immediately be considered void from the start.
Under our current administrative practice, your request to cancel the policy under the “Free Look” provision will be honored if received at our home office within 30 days from the latest of the following dates:
• The date we mail the policy from our office.
• The policy date (only if the policy is issued in force).
• The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.
We reserve the right to change or discontinue this administrative practice at any time.

Exchange Right	For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts.	Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. This exchange does not require our underwriting approval. We do not issue a new policy. State restrictions may apply.

14    RiverSource Succession Select® Variable Life Insurance — Prospectus

Policy Benefits (continued)
POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Investment Choices	You may direct your net premiums or transfer your policy’s value to:
	• The Variable Account which consists of subaccounts, each of which invests in a fund with a particular investment objective; or	• Under the Variable Account your policy’s value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed.
	• The Fixed Account which is our general investment account.	• The Fixed Account earns interest rates that we adjust periodically. This rate will never be lower than 4%

Surrenders	You may cancel the policy while it is in force and receive its cash surrender value or take a partial surrender out of your policy.	The cash surrender value is the policy value minus indebtedness minus any applicable surrender charges. Partial surrenders are available within certain limits for a fee.

Loans	You may borrow against your policy’s cash surrender value.	Your policy secures the loan.

Transfers	You may transfer your policy’s value.	You may transfer policy value from one subaccount to another or between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply.

Optional Insurance Benefits	You may add optional benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions and conditions apply and are clearly described in the applicable rider. These riders may not be available in all states.	Available riders you may add:
• Four-Year Term Insurance Rider (FYT): FYT provides a specified amount of term insurance. The FYT death benefit is paid if both insureds die during the first four policy years.
• Policy Split Option Rider (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business owned or conducted by the insureds, dissolution of a business partnership between the insureds or certain changes in federal estate tax law. (See “Federal Taxes.”)

RiverSource Succession Select® Variable Life Insurance — Prospectus    15

Policy Risks
POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Investment Risk	You direct your net premiums or transfer your policy’s value to a subaccount that drops in value.	• You can lose cash values due to adverse investment experience. There is no minimum guaranteed cash value under the subaccounts of the variable account.
• Your death benefit under Option 2 may be lower due to adverse investment experience.
• Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay the premiums needed to maintain coverage.

	You transfer your policy’s value between subaccounts.	• The value of the subaccount from which you transferred could increase.
• The value of the subaccount to which you transferred could decrease.

Risk of Limited Policy Values in Early Years	The policy is not suitable as a short-term investment.	• If you are unable to afford the premiums needed to keep the policy in force, your policy could lapse with no value.

	Your policy has little or no cash surrender value in the early policy years.	• Surrender charges apply to this policy for the first 15 policy years. Surrender charges can significantly reduce policy value. Poor investment performance can also significantly reduce policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.

	Your ability to take partial surrenders is limited.	• You cannot take partial surrenders during the first policy year.

Lapse Risk	You do not pay the premiums needed to maintain coverage.	• We will not pay a death benefit if your policy lapses.
• Also, the lapse may have adverse tax consequences. (See “Tax Risk.”)

	Your policy may lapse due to surrender charges.	• Surrender charges affect the surrender value, which is a measure we use to determine whether your policy will enter a grace period (and possibly lapse, which may have adverse tax consequences). A partial surrender will reduce the policy value and the death benefit, and may terminate any of the DBG options. Additionally, for Option 1 policies, a partial surrender will reduce the specified amount.

	You take a loan against your policy.	• Taking a loan increases the risk of:
— policy lapse (which may have adverse tax consequences);
— a permanent reduction of policy value;
— reducing the death benefit.
• Taking a loan may also terminate the DBG.

	Your policy can lapse due to poor investment performance.	• Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay the premiums needed to maintain coverage.
• The lapse may have adverse tax consequences.

16    RiverSource Succession Select® Variable Life Insurance — Prospectus

Policy Risks (continued)
POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Exchange/Replacement Risk	You exchange or replace another policy to buy this one.	• You may pay surrender charges on the old policy
• The new policy has surrender charges, which may extend beyond those in the old policy.
• You may be subject to new incontestability and suicide periods on the new policy.
• You may be in a higher insurance risk rating category in the new policy which may increase the cost of the policy.
• If a partial surrender is taken prior to the exchange, you may have adverse tax consequences.
• Also, the exchange may have adverse tax consequences. (See “Tax Risk.”)

	You use cash values or dividends from another policy to buy this one, without fully surrendering the other policy.	• If you borrow from another policy to buy this one, the loan reduces the death benefit on the other policy. If you fail to repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it. You may have adverse tax consequences. (See “Tax Risk.”)
• If you surrender cash value from another policy to buy this one, you could lose coverage on the other policy. Also, the surrender may be subject to income tax. You may have adverse tax consequences. (See “Tax Risk.”)

Tax Risk	A policy may be classified as a “modified endowment contract” (MEC) for federal income tax purposes when issued. If a policy is not a MEC when issued, certain changes you make to the policy may cause it to become a MEC.	• Any taxable earnings come out first on surrenders or loans from a MEC policy or an assignment or pledge of a MEC policy. Investment in the policy comes out second. Federal income tax on these earnings will apply. State and local income taxes may also apply. If you are under age 59½, a 10% penalty tax may also apply to these earnings.

	If you exchange or replace another policy to buy this one.	• If you replace the old policy and it is not part of an exchange under Section 1035 of the Code, there may be adverse tax consequences if the total policy value (before reductions for outstanding loans, if any) exceeds your investment in the old policy.
• If you replace the old policy as part of an exchange under Section 1035 of the Code and there is a loan on the old policy, there may be adverse tax consequences if the total policy value (before reductions for the outstanding loan) exceeds your investment in the old policy.
• The new policy may be or may become a MEC even if the old policy was not a MEC. See discussion under “Modified Endowment Contracts”.
• The exchange may require a portion of the cash value of the old policy to be distributed in order to qualify the new policy as a life insurance policy for federal tax purposes.

RiverSource Succession Select® Variable Life Insurance — Prospectus    17

Policy Risks (continued)
POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Tax Risk (continued)	If your policy lapses or is fully surrendered with an outstanding policy loan, you may experience a significant tax cost.	You will be taxed on any earnings in the policy. Generally, a contract has earnings to the extent the cash value plus any outstanding loans exceeds the investment in the contract.
• For non-MEC policies, it could be the case that a policy with a relatively small existing cash value could have significant as yet untaxed earnings that will be taxed upon lapse or surrender of the policy.
• For MEC policies, earnings are the remaining earnings (any earnings that have not been previously taxed) in the policy, which could be a significant amount depending on the policy.

	You may buy this policy to provide assets that will be available to support your promise to pay benefits under a nonqualified tax-deferred retirement plan.	• Like other general business assets, the policy is subject to the general creditors of the company and may be used to pay any expenses of the company. Thus, the policy might not be available to support a business’ obligation to make payments under a nonqualified deferred compensation plan. Please consult with your tax advisor regarding potential Code Section 409A implications.

	You may buy this policy to fund a qualified tax-deferred retirement plan.	• The policy will not provide any necessary or additional tax deferral if it is used to fund a qualified tax-deferred retirement plan. See discussion under “Qualified Tax-deferred retirement plans” for additional tax considerations.

	The investments in the subaccount are not adequately diversified.	• If a policy fails to qualify as a life insurance policy because it is not adequately diversified, the policyholder must include in gross income the “income on the contract” (as defined in Section 7702(g) of the Code).

Congress may change how a life insurance policy is taxed at any time. The interpretation of current tax law is subject to change by the Internal Revenue Service (IRS) or the courts at any time.	• You could lose any or all of the specific federal income tax attributes and benefits of a life insurance policy including tax-deferred accrual of cash values and income tax free death benefits.
• For non-MEC policies you could lose your ability to take non-taxable distributions or loans from the policy.
• Typically, changes of this type are prospective only, but some or all of the attributes could be affected.

	The IRS may determine that you are the owner of the fund shares held by our Variable Account.	• You may be taxed on the income of each subaccount to the extent of your interest in the subaccount.

Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy’s features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

18    RiverSource Succession Select® Variable Life Insurance — Prospectus

Fund Risks
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund’s prospectus. Please refer to the prospectuses for the funds for more information. The investment advisers cannot guarantee that the funds will meet their investment objectives.

RiverSource Succession Select® Variable Life Insurance — Prospectus    19

Loads, Fees and Charges
Policy charges primarily compensate us for:
•	providing the insurance benefits of the policy;
•	issuing the policy;
•	administering the policy;
•	assuming certain risks in connection with the policy; and
•	distributing the policy.
We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.
Premium Expense Charge
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering and distributing the policy, including agents’ commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under “Surrender Charge” below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.
Monthly Deduction
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:
1. the cost of insurance for the policy month;
2. the policy fee shown in your policy;
3. the administrative charge shown in your policy; and
4. charges for any optional insurance benefits provided by rider for the policy month.
We explain each of the four components below.
You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.
We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:
•	you do not specify the accounts from which the monthly deduction is to be taken; or
•	the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.
If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See “Death Benefit Guarantee to Age 100,” “Minimum Initial Premium Period;” also “Grace Period,” “Reinstatement.”)
Components of the monthly deduction:
1.	Cost of insurance: the cost providing the death benefit under your policy.
The cost of insurance for a policy month is calculated as: [a x (b – c)]
where:
“a”	is the monthly cost of insurance rate based on each insured’s insurance age, duration of coverage, sex, (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.
We set the rates based on our expectations of mortality, future investment earnings, persistency and expenses. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the guaranteed annual maximum cost of insurance rates shown in

20    RiverSource Succession Select® Variable Life Insurance — Prospectus

your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners Standard Ordinary (CSO) Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.
“b”	is the death benefit on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).
“c”	is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge and any charges for optional riders.
2.	Policy fee: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.
3.	Administrative charge: The monthly charge varies depending on the youngest insured’s insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy’s initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distribution and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy’s initial specified amount for the first ten years and $.02 per $1,000 of the policy’s initial specified amount thereafter.
4.	Optional insurance benefit charges: charges for any optional benefits added to the policy by rider. (See “Fee Tables — Charges Other than Fund Operating Expenses.”)
Note for Montana residents: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.
Surrender Charge
If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.
The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.
The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds’ insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.
The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for preferred nonsmoker rates. We assume the specified amount to be $1,000,000.
Lapse or surrender at beginning of year	Maximum surrender charge
1	$18,694.85
2	18,694.85
3	18,694.85
4	18,694.85
5	18,694.85
6	18,538.98
7	16,669.49
8	14,800.09
9	12,930.59
10	11,061.10
11	9,191.60
12	7,322.11
13	5,452.62
14	3,583.12
15	1,713.63

RiverSource Succession Select® Variable Life Insurance — Prospectus    21

Lapse or surrender at beginning of year	Maximum surrender charge
16	0.00
For 2001 CSO policies, the following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nontobacco rates and female, insurance age 55 qualifying for preferred nontobacco rates. We assume the specified amount to be $1,000,000.
Lapse or surrender at beginning of year	Maximum surrender charge:
1	$18,694.05
2	18,694.05
3	18,694.05
4	18,694.05
5	18,694.05
6	18,538.10
7	16,668.43
8	14,798.76
9	12,929.97
10	11,060.30
11	9,190.63
12	7,320.96
13	5,452.17
14	3,582.50
15	1,712.83
16	0.00
The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured’s issue age multiplied by a rate based on the oldest insured’s issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,000,000 and the insureds are male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying for preferred nonsmoker rates; the youngest insured’s rate is $21.0979 and the oldest insured’s rate is $0.8861. The maximum surrender charge is $1,000 multiplied by $21.0979 multiplied by $0.8861,which equals $18,694.85.
From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.
Partial Surrender Charge
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.
Mortality and Expense Risk Charge
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first ten policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:
•	Mortality risk — the risk that the cost of insurance charge will be insufficient to meet actual claims.
•	Expense risk — the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.
Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.
Transfer Charge
We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

22    RiverSource Succession Select® Variable Life Insurance — Prospectus

Annual Operating Expenses of the Funds
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund’s prospectus.
Effect of Loads, Fees and Charges
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:
•	cost of insurance charges;
•	administrative charges;
•	surrender charges;
•	cost of optional insurance benefits;
•	policy fees;
•	mortality and expense risk charges; and
•	annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.
In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.
Other Information on Charges
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.
RiverSource Life
We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
The Variable Account and the Funds
The variable account: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.
The funds: The policy currently offers subaccounts investing in shares of the funds listed in the table below.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.
•	Fund name and management: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the fund providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and

RiverSource Succession Select® Variable Life Insurance — Prospectus    23

tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Funds available under the policy: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation that a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several fund of funds, which include managed volatility funds. These funds invest in other registered mutual funds. In addition, managed volatility funds employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the policies and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit riders we offer with various annuity contracts.
•	Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk when markets are declining and market volatility is high. A successful strategy may result in smaller losses to your policy value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. There is no guarantee that any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
•	You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are listed in the table below.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.

24    RiverSource Succession Select® Variable Life Insurance — Prospectus

We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contracts would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.
•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:
•	Compensating, training and educating sales representatives who sell the policies.
•	Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.
•	Providing sub-transfer agency and shareholder servicing to policy owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the policies.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

RiverSource Succession Select® Variable Life Insurance — Prospectus    25

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
You can direct your net premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B))	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Growth and Income Portfolio (Class B) (previously AllianceBernstein VPS Growth and Income Portfolio (Class B))	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS International Value Portfolio (Class B) (previously AllianceBernstein VPS International Value Portfolio (Class B))	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B) (previously AllianceBernstein VPS Large Cap Growth Portfolio (Class B))	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS | Alerian Energy Infrastructure Portfolio: Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.
American Century VP International, Class I	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Value, Class I	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC
Calvert VP SRI Balanced Portfolio	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert Investment Management, Inc.
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Cash Management Fund (Class 3)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3)	Seeks high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC

26    RiverSource Succession Select® Variable Life Insurance — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Emerging Markets Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Global Bond Fund (Class 3)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 3)	Seeks high current income as its primary objective and, as it secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 3)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 3) (previously Columbia Variable Portfolio - Diversified Bond Fund (Class 3))	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (previously Columbia Variable Portfolio - S&P 500 Index Fund (Class 3))	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Core Quantitative Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

RiverSource Succession Select® Variable Life Insurance — Prospectus    27

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3))	Seeks growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select International Equity Fund (Class 3) (previously Columbia Variable Portfolio - International Opportunity Fund (Class 3))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 3)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Credit Suisse Trust - Commodity Return Strategy Portfolio	The portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return ("BCOM").	Credit Suisse Asset Management, LLC
Deutsche Alternative Asset Allocation VIP, Class B (previously DWS Alternative Asset Allocation VIP, Class B)	Seeks capital appreciation.	Deutsche Investment Management Americas Inc.
Eaton Vance VT Floating-Rate Income Fund	Seeks high level of current income.	Eaton Vance Management
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Growth & Income Portfolio Service Class	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.	Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

28    RiverSource Succession Select® Variable Life Insurance — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Fidelity ® VIP Mid Cap Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Overseas Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
FTVIPT Franklin Global Real Estate VIP Fund - Class 2	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC
FTVIPT Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.
FTVIPT Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIPT Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
FTVIPT Templeton Global Bond VIP Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. American Franchise Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.

RiverSource Succession Select® Variable Life Insurance — Prospectus    29

Investing In	Investment Objective and Policies	Investment Adviser
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund, Series II Shares	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund, Series I Shares	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Technology Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Janus Aspen Series Enterprise Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Series Global Technology Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Series Overseas Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
MFS ® Massachusetts Investors Growth Stock Portfolio - Service Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® New Discovery Series - Service Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® Utilities Series - Service Class	Seeks total return.	MFS ® Investment Management
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.

30    RiverSource Succession Select® Variable Life Insurance — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Management LLC is the Fund’s investment manager. NB Alternative Investment Management LLC is the Fund’s investment adviser.
Oppenheimer Global Fund/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
Putnam VT Global Health Care Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager
Putnam VT High Yield Fund - Class IB Shares	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Management, LLC, adviser; Putnam Investments Limited, sub-manager
Putnam VT International Equity Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager
Putnam VT Multi-Cap Growth Fund - Class IA Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Investments Limited, sub-manager
Putnam VT Multi-Cap Growth Fund - Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Investments Limited, sub-manager
Royce Capital Fund - Micro-Cap Portfolio, Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Third Avenue Value Portfolio	Seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value.	Third Avenue Management LLC

RiverSource Succession Select® Variable Life Insurance — Prospectus    31

Investing In	Investment Objective and Policies	Investment Adviser
Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Variable Portfolio - Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based
	total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Aggressive Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive)
return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based
	total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 3)	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

32    RiverSource Succession Select® Variable Life Insurance — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Conservative Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

RiverSource Succession Select® Variable Life Insurance — Prospectus    33

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Moderate Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

34    RiverSource Succession Select® Variable Life Insurance — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Multi-Manager Diversified Income Fund (Class2)	Seeks a high level of current income, with capital preservation as a secondary objective.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Multi-Manager Interest Rate Adaptive Fund (Class 2)	Seeks total return while adapting to interest rate, credit and inflation environments.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Partners Small Cap Value Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC, Segall Bryant & Hamill, LLC and Snow Capital Management L.P., subadvisers.
Variable Portfolio - Sit Dividend Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

RiverSource Succession Select® Variable Life Insurance — Prospectus    35

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Victory Established Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.
Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
Wells Fargo Advantage VT International Equity Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo Advantage VT Opportunity Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Please refer to the prospectuses for the funds for more information. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.
Relationship Between Funds and Subaccounts
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.
If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See “Transfers Between the Fixed Account and Subaccounts.”)
In the event of any such substitution or change, we may amend the policy and take whatever action is necessary and appropriate without your consent or approval. We will not make any substitution or change without receiving the required prior approval of the SEC or state insurance departments.

36    RiverSource Succession Select® Variable Life Insurance — Prospectus

Voting Rights
As a policy owner with investments in the subaccounts, you may vote on important fund matters.  We calculate votes separately for each subaccount.  We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which you are entitled.
We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from policy owners.  We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions.  As a result of this proportional voting, in cases when a small number of policy owners vote, their votes will have a greater impact and may even control the outcome.
The Fixed Account
You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in “Transfers Between the Fixed Account and Subaccounts”). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Placing policy value in the fixed account does not entitle you to share in the fixed account’s investment experience, nor does it expose you to the account’s investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% on may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our profits, revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.
Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Purchasing Your Policy
Application
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:
•	select a specified amount of insurance;
•	select a death benefit option;
•	designate a beneficiary; and
•	state how premiums are to be allocated among the fixed account and/or the subaccounts.
Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.
Age limit: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RiverSource Succession Select® Variable Life Insurance — Prospectus    37

Risk classification: The risk classification is based on the insured’s health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See “Loads, Fees and Charges.”)
Other conditions: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.
Incontestability: We will have two years from the effective date of your policy or from reinstatement of your policy (see “Keeping the Policy in Force — Reinstatement”) to contest the truth of statements or representations in your application. After the policy has been in force during the insured’s lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.
Premiums
Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the early policy years until the policy value is sufficient to cover the surrender charge, we require that you pay the minimum initial premiums.
You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.
The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.
You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.
Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.
Premium limitations: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.
No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured’s attained insurance age 100.
Allocation of premiums: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.
We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under “Policy Value.” Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.
Additional premiums: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.
Limitations on Use of the Policy
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner’s access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

38    RiverSource Succession Select® Variable Life Insurance — Prospectus

Policy Value
The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:
Fixed Account
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:
•	the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus
•	interest credited; minus
•	the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus
•	any portion of the monthly deduction for the coming month that is allocated to the fixed account.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.
Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value. Here are the factors that influence those changes:
The number of accumulation units you own may fluctuate due to:
•	additional net premiums allocated to the subaccounts;
•	transfers into or out of the subaccounts;
•	partial surrenders and partial surrender fees;
•	surrender charges; and/or
•	monthly deductions.
Accumulation unit values will fluctuate due to:
•	changes in underlying fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and
•	mortality and expense risk charges.
When valuations occur: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.
Transactions include:
•	premium payments;
•	loan requests and repayments;

RiverSource Succession Select® Variable Life Insurance — Prospectus    39

•	surrender requests; and
•	transfers.
We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Policy Value Credits
If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year two while the policy is in force.
The policy value credit will be applied, as long as:
•	the sum of premiums paid; minus
•	partial surrenders; minus
•	outstanding indebtedness; equals or exceeds
•	$500,000
Currently, the policy value credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy value credit percentage down to 0% at any time.
The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.
Keeping the Policy in Force
Minimum Initial Premium Period
To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness, equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under “Policy Data,” if:
1.	on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and
2.	the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under “Policy Data,” times the number of months since the policy date, including the current month.
The minimum initial period is five years.
Death Benefit Guarantees
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following two DBG options:
Death benefit guarantee to age 85: If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured’s attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.
The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:
•	the sum of premiums paid; minus
•	partial surrenders; minus
•	outstanding indebtedness; equals or exceeds
•	the DBG-85 premiums due since the policy date.

40    RiverSource Succession Select® Variable Life Insurance — Prospectus

The DBG-85 premium is shown in the policy.
If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.
Death benefit guarantee to age 100: If you wish to have a guarantee that the policy will remain in force until the youngest insured’s attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured’s attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:
•	the sum of premiums paid; minus
•	partial surrenders; minus
•	outstanding indebtedness; equals or exceeds
•	the DBG-100 premiums due since the policy date.
The DBG-100 premium is shown in the policy.
If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.
Please note: In Massachusetts, New Jersey and Texas, the DBG-85 and DBG-100 are not available. In Maryland, all references in this prospectus to DBG are deleted and replaced with NLG. In Illinois, all references in this prospectus to DBG are deleted and replaced with CP.
Grace Period
If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.
We will then mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments.
If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See “Federal Taxes.”) If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.
Reinstatement
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:
•	a written request;
•	evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;
•	payment of a premium that will keep the policy in force for at least three months (one month in Virginia);
•	payment of the monthly deductions that were not collected during the grace period; and
•	payment or reinstatement of any indebtedness.
The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see “Proceeds Payable upon Death”) will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.
We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

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Exchange Right
For two years (18 months in Maryland) after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.
A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than twelve transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.
A transfer for this purpose has no effect on the policy’s death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.
Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.
Proceeds Payable upon Death
We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.
Option 1 (level amount): Under the Option 1 death benefit, if death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
•	the specified amount; or
•	the applicable percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.
Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
•	the policy value plus the specified amount; or
•	the applicable percentage of policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

Example	Option 1	Option 2
Specified amount	$1,000,000	$1,000,000
Policy value	$ 50,000	$ 50,000
Death benefit	$1,000,000	$1,050,000
Policy value increases to	$ 80,000	$ 80,000
Death benefit	$1,000,000	$1,080,000
Policy value decreases to	$ 30,000	$ 30,000
Death benefit	$1,000,000	$1,030,000
If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.
Under both Option 1 and Option 2, if death is on or after the youngest insured’s attained insurance age 100, the death benefit amount will be the greater of:
•	the policy value on the death benefit valuation date; or
•	the policy value at the youngest insured’s attained insurance age 100.

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Change in Death Benefit Option
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.
If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.
If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.
An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:
•	Monthly deduction (because the cost of insurance charges depends upon the specified amount).
•	Minimum monthly premium.
•	Charges for certain optional insurance benefits.
The surrender charge will not be affected.
Changes in Specified Amount
Subject to certain limitations, you may make a written request to decrease the specified amount at any time.
Increases: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.
Decreases: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy.
•	In policy years 2-5, the specified amount remaining after the decrease may not be less than 80% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.
•	In policy years 6 -10, the specified amount remaining after the decrease may not be less than 60% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.
•	In policy years 11-15, the specified amount remaining after the decrease may not be less than 40% of the initial specified amount.
•	In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.
•	The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.
If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.
A decrease in specified amount will affect your costs as follows:
•	Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.
•	Charges for certain optional insurance benefits may decrease.
•	The surrender charge will not change.
No surrender charge is imposed when you request a decrease in the specified amount.
Misstatement of Age or Sex
If an insured’s age or sex has been misstated, the proceeds payable upon the last surviving insured’s death will be:
•	the policy value on the date of death; plus
•	the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus
•	the amount of any outstanding indebtedness on the date of death.
Suicide
If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable by us will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. We will pay any amount payable to you, if living, otherwise to your estate. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage.

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Beneficiary
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.
Transfers Between the Fixed Account and Subaccounts
You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.
Restrictions on Transfers
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a policy if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the policy. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the policy, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying fund from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of policy value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or an asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;

44    RiverSource Succession Select® Variable Life Insurance — Prospectus

•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your policy, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your policy and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your policy transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of policy value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the policy in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, and the risks that market timing pose to that fund and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
Fixed Account Transfer Policies
•	You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.
•	If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.
•	If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.
•	We will not accept requests for transfers from the fixed account at any other time.

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•	If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy’s right to exchange provision. (See “Exchange Right.”)
Minimum Transfer Amounts
From a subaccount to another subaccount or the fixed account:
•	For mail and telephone transfers — $250 or the entire subaccount balance, whichever is less.
•	For automated transfers — $50.
From the fixed account to a subaccount:
•	For mail and telephone transfers — $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.
•	For automated transfers — $50.
Maximum Transfer Amounts
From a subaccount to another subaccount or the fixed account:
•	None.
From the fixed account to a subaccount:
•	Entire fixed account balance minus any outstanding indebtedness.
Maximum Number of Transfers Per Year
You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than 12 transfers by mail or telephone per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.
Automated Transfers
In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.
Automated transfer policies
•	Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.
•	You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.
•	You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.
•	If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.
•	If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.
•	If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.
•	The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.
•	Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (Exception: The maximum number of transfers per year provision does not apply to automated transfers.)
•	You may make automated transfers by choosing a schedule we provide.

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Automated Dollar-Cost Averaging
You can use automated transfers to take advantage of dollar-cost averaging — investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.
How dollar-cost averaging works
By investing an equal number of dollars each month…		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$ 100	$ 20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low…		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.
You may make dollar-cost averaging transfers by choosing a schedule we provide.
Asset Rebalancing
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.
Policy Loans
You may borrow against your policy by written or telephone request. (See “Two Ways to Request a Transfer, Loan or Surrender” for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions — see “Deferral of Payments,” under “Payment of Policy Proceeds”). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

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Minimum Loan Amounts
$500 or the remaining loan value, whichever is less.
Maximum Loan Amounts
•	In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.
•	In all other states, 90% of the policy value minus surrender charges.
•	For phone requests, the maximum loan amount is $100,000.
The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.
Allocation of Loans to Accounts
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.
Repayments
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.
Overdue Interest
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and the subaccounts with value on a pro-rata basis. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.
Effect of Policy Loans
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-85, the DBG-100 or the minimum initial premium period to terminate.
A loan may impact payment of the policy value credit.
Policy Surrenders
You may take a full or a partial surrender by written request. We may, but are not required to, accept a full or partial surrender request from you by phone. (See “Two Ways to Request a Transfer, Loan or Surrender” for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions — see “Deferral of Payments” under “Payment of Policy Proceeds”). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.
Total Surrenders
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See “Loads, Fees and Charges.”)

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Partial Surrenders
After the first policy year, you may take any amount from $500 up to 90% of the policy’s cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under “Loads, Fees and Charges.” Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.
Effects of partial surrenders
•	A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See “Fee Tables” and “Loads, Fees and Charges.”)
•	A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.
•	A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.
•	If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.
Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See “Decreases,” under “Proceeds Payable upon Death.”)
•	If Option 2 is in effect, a partial surrender does not affect the specified amount.
Two Ways to Request a Transfer, Loan or Surrender
Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.
1 1 By mail
Regular mail:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
Express mail:
RiverSource Life Insurance Company
70200 Ameriprise Financial Center
Minneapolis, MN 55474
*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.

2 2 By phone
1-800-862-7919
•	We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
•	We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.
•	We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

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Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to your address of record.
NOTE: We will charge you a fee if you request express mail delivery. (See “Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds”.)
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank account;
•	pre-authorization required.
NOTE: We will charge you a fee if you request electronic fund transfer. (See “Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds”.)
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the policy owner or to an address other than the address of record. These requirements will be designed to ensure policy owner instructions are genuine and to prevent fraud.
Payment of Policy Proceeds
We will pay proceeds when:
•	you surrender the policy; or
•	the last surviving insured dies; or
•	the youngest insured attains insurance age 100.
We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).
Payment Options
During the insured’s lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.
Option A — Interest Payments: We will pay interest on any proceeds placed under this option at a rate 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.
Option B — Payments for a specified period: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.
Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.
Deferral of Payments
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:
•	the payment includes a premium payment check that has not cleared;
•	the NYSE is closed, except for normal holiday and weekend closings;

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•	trading on the NYSE is restricted, according to SEC rules;
•	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
•	the SEC permits us to delay payments for the protection of security holders.
We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.
Federal Taxes
The following is a general discussion of the policy’s federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.
You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for federal and state income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.
The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.
Income tax reporting and withholding: If any amounts are (or are deemed to be) taxable distributions to the policy owner, such amounts will generally be subject to federal income tax and possibly a tax penalty, and may be subject to federal withholding pursuant to the Code. (See “Taxation of Policy Proceeds.”) Such amounts will also be subject to tax reporting. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.
Diversification and investor control: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet either of these tests means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets based on IRS rules. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts’ assets.
RiverSource Life’s Tax Status
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.
Taxation of Policy Proceeds
Death benefit proceeds: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured’s attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.
Death benefit proceeds under Payment Option A: The death benefit proceeds are not subject to income tax, but payments of interest are taxable and may be reported to the IRS and a state, if applicable.

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Death benefit proceeds under Payment Options B and C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary’s investment in the policy and will not be taxed. The beneficiary’s investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings may be reported to the IRS and a state, if applicable.
Pre-death proceeds (See the following table.): Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, or payment options may be subject to federal (or state, if applicable) income tax as ordinary income to the extent of any earnings in the contract. Depending on the situation, these rules may also apply to policy loans and an assignment of the policy as collateral. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable amount may also be subject to an additional 10% IRS penalty tax if the policy is a modified endowment contract and you are younger than age 59½. (See “Penalty tax” under “Modified Endowment Contracts.”)
Source of Proceeds	Taxable Portion of Pre-death Proceeds
Non-Modified Endowment Contracts:	Taxable portion of pre-death proceeds:
Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of full surrender — these earnings may be part of the policy cash value or part of loans previously taken. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon surrender of the policy.
Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of lapse — these earnings may be part of the policy cash value or part of loans previously taken. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon lapse of the policy.
Partial Surrenders:	Generally, if the amount received is greater than your investment in the policy,(1) the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.
Policy loans and assignments and pledges:	None. (2)

Modified Endowment Contracts:(3)	Taxable portion of pre-death proceeds:
Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of full surrender — these earnings may be part of the policy cash value or part of loans previously taken. Please note, for modified endowment contracts, it is likely that any earnings taken in previous policy loans were taxable and would be included in the investment in the policy.
Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of lapse — these earning may be part of the policy cash value or part of loans previously taken.
Partial Surrenders:	You will be taxed on the lesser of:
• the amount received; or
• policy value minus your investment in the policy.(1)
Policy loans and assignments and pledges:	You will be taxed on the lesser of:
• the amount of the loan/assignment; or

52    RiverSource Succession Select® Variable Life Insurance — Prospectus

Source of Proceeds	Taxable Portion of Pre-death Proceeds
• policy value minus your investment in the policy.(1)

Payment Options: Pre-death proceeds (applicable to non-modified endowment contracts and modified endowment contracts):	Option A: Treated as a full surrender; earnings are taxed and may be subject to an additional 10% penalty tax for modified endowment contracts. Interest is taxed (but not subject to an additional 10% IRS penalty tax).
Options B and C: A portion of each payment is taxed and a portion is considered a return on investment in the policy(1) and not taxed. Any indebtedness at the time the option is elected is treated as a partial surrender and earnings are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts). Payments made after the investment in the policy(1) is fully recovered are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts).

(1)	Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2)	However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to “full surrender” or “lapse” under “Source of Proceeds” in the “Non-Modified Endowment Contracts” section shown above for the explanation of tax treatment.
(3)	Any taxable portion of pre-death proceeds may be subject to a 10% IRS penalty tax (exceptions apply — see “Penalty tax” under “Modified Endowment Contracts.”)

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Modified Endowment Contracts
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy exceed certain limits.
If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.
We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification, sex and age of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.
If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:
•	ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or
•	ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.
You do not have to choose either of these options. If you do not choose one of these options, your policy will remain a modified endowment contract for the life of the policy. (See “Modified Endowment Contracts” in the table under “Taxation of Policy Proceeds.”)
Reductions in benefits: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had been in effect since the issuance of the policy. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.
Distributions affected: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, because the IRS presumes that you took a distribution in anticipation of that event.
Serial purchase of modified endowment contracts: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year as one policy in determining the amount of any loan or distribution that is taxable.
Penalty tax: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:
•	the distribution occurs on or after the date that the owner attains age 59½;
•	the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or
•	the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner’s beneficiary.
(See “Taxation of Policy Proceeds” “Pre-death proceeds” and accompanying table.)
Other Tax Considerations
Policy Split Option Rider (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business owned or conducted by the insureds, dissolution of a business partnership between the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or non-taxable transfer under Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear how, in all circumstances, to apply the rules in Section 7702 of the Code in defining a life insurance contract. Therefore it is not clear if the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes. It is also not clear

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whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.
Interest paid on policy loans: Generally, no deduction is allowed for interest paid or accrued on any indebtedness with respect to life insurance policies. However, a deduction is allowed under Section 264(e) of the Code for interest (subject to certain interest rate limitations) on policy loans of a business with respect to certain key person insurance. The aggregate amount of indebtedness that can be borrowed on that key individual (who must be an officer or 20-percent owner of the business) may not exceed $50,000. The amount of key persons is limited to a maximum of 20 with respect to any controlled group of companies. A business that falls within the exception of Section 264(e) and is allowed a deduction for interest with respect to key-person insurance up to $50,000 nonetheless must also not fall within the either of the prohibitions of Sections 264(a)(2) (with respect to certain single premium policies), and (a)(3) (indebtedness incurred or continued to purchase or carry a life insurance contract pursuant to a plan of purchase which contemplates the systematic borrowing of part or all of the increases in the cash value).
Policy changes: Changing ownership, exchanging or assigning the policy may have income, gift and/or estate tax consequences, depending on the circumstances.
1035 exchanges: See “Exchange/Replacement Risk” under “Policy Risk” for potential risks associated with 1035 exchanges. Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Currently, partial exchanges of life insurance policies are not allowed by the company because there is no guidance from the IRS.
Other taxes: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. All of these laws are subject to change.
Qualified Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the participant of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) any limitation on the amount of life insurance that is allowed to be purchased within a qualified plan in order for a plan to maintain its qualified status, and (iv) the tax treatment of the policy should the policy be distributed from a qualified plan to a participant in the qualified plan. The policy will not provide any necessary or additional tax deferral if it is used to fund a tax-deferred retirement plan.
On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy’s cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.
Employer-owned life insurance: The Pension Protection Act (PPA) of 2006 amended Section 101 of the Code by adding a new Section 101(j) that addresses the tax treatment of “employer-owned life insurance” (EOLI). Unless one of four specified conditions is met and the notice and consent requirements are met, any death benefits in excess of the premiums paid are taxed. In general, an EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or certain related persons). Additionally, an applicable policyholder owning 1 or more employer-owned life insurance contracts is required to file a Form 8925 with the IRS. The applicable policyholder is required to keep records necessary to determine whether the requirements of the reporting rule and the income inclusion rule are met.

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The four specified conditions are:
•	The insured was an employee at any time during the 12-month period before the insured’s death;
•	The insured is, at the time the contract is issued a director, a highly compensated employee as defined by reference to the qualified plan rules in Section 414(q) or one of the 35% most highly compensated individuals within the meaning of self-insured health plans;
•	The death benefits are paid to a member of the family of the insured, any individual who is the designated beneficiary of the insured under the contract (other than the employer), a trust established for the benefit of any such member of the family or designated beneficiary, or the estate of the insured; or
•	The amount is used to purchase an equity (or capital or profits) interest in the employer from a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary, or the estate of the insured.
The notice and consent requirements are met if, before the issuance of the policy, the employee:
•	Is notified in writing that the applicable policyholder intends to insure the employee’s life and of the maximum face amount for which the employee could be insured at the time the contract was issued;
•	Provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment; and
•	Is informed in writing that an applicable policyholder will be a beneficiary of any proceeds payable upon the death of the employee.
Split Dollar Arrangements
The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.
A typical split-dollar life insurance agreement is an arrangement under which two parties agree to share the costs and benefits of a permanent life insurance contract which provides both a death benefit and cash values. The arrangement divides or “splits” between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. The typical split dollar arrangement is between an employer and an employee, but the arrangement may be used in other relationships, such as between a corporation-shareholder, a parent and a child, or a donor and a charity.
Traditionally, there have been two types of split dollar arrangements. In the “endorsement” system, the employer owns the policy and is responsible for the payment of the annual premiums. The employee is then required to reimburse the employer for his or her share, if any, of the premiums. The “collateral assignment system” is described as a system in which the employee in form owns the policy and pays the entire premium. The employer in form makes annual loans (sometimes without interest or below the fair rate of interest), to the employee of amounts equal to the yearly increases in the cash surrender value, but not exceeding the annual premiums. The employee executes an assignment of the policy to the employer as collateral security for the loans. The loans are generally payable at the termination of employment or the death of the employee. In a reverse split dollar plan, the payor of the premiums retains the life insurance protection and another party owns the rights to the cash value of the policy.
The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.
Under a special rule, any arrangement between an owner and a non-owner of a life insurance contract is treated as a split-dollar life insurance arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into in connection with the performance of services and is not part of a group-term life insurance plan described in Section 79, the employer or service recipient pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the employee or service provider or is any person whom the employee or service provider would reasonably be expected to designate as the beneficiary; or (2) the employee or service provider has any interest in the policy cash value of the life insurance contract. For example, in a compensatory context in which the employer owns the contract, the employee must include in gross income the value of any interest in the cash surrender value of the contract provided to the employee during a taxable year.

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Another special rule provides that an arrangement is a split-dollar arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into between a corporation and another person in that person’s capacity as a shareholder in the corporation; the corporation pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the shareholder or is any person whom the shareholder would reasonably be expected to designate as the beneficiary; or (2) the shareholder has any interest in the policy cash value of the life insurance contract.
Mutually Exclusive Regimes
The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, RRTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.
•	Economic Benefit Split Dollar: As a general rule for split-dollar life insurance arrangements that are taxed under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. Also, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.
The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend distribution, a gift, or a transfer having a different tax character. Further, depending on the relationship between or among a non-owner and one or more other persons (including a non-owner or non-owners), the economic benefits may be treated as provided from the owner to the non-owner and as separately provided from the non-owner to such other person or persons (for example, as a payment of compensation from an employer to an employee and as a gift from the employee to the employee’s child).
•	Loan (Collateral Assignment) Split Dollar: Under loan regime, the non-owner of the life insurance contract is treated as loaning premium payments to the owner of the contract. Except for specified arrangements, the loan regime applies to any split-dollar loan. A payment made pursuant to a split-dollar life insurance arrangement is a split-dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principles of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy’s death benefit proceeds or its cash surrender value, or both. A borrower generally may not deduct any interest on a split-dollar. If the split-dollar loan provides for sufficient interest, then the loan generally is subject to the general rules for debt instruments.
If a split-dollar loan is a below-market loan, then, in general, the loan is recharacterized as a loan with interest at the applicable Federal rate (AFR), coupled with an imputed transfer by the lender to the borrower. The timing, amount, and characterization of the imputed transfers between the lender and borrower of the loan will depend upon the relationship between the lender and the borrower (for example, the imputed transfer is generally characterized as a compensation payment if the lender is the borrower’s employer), and whether the loan is a demand loan or a term loan.
EOLI Requirements May Apply
A contract that is subject to a split dollar arrangement is an employer-owned life insurance contract if the contract is owned by a person engaged in a trade or business and is otherwise described in Section 101(j) of the Code. However, the general rule of Section 101(j) does not apply to the extent any amount received by reason of the death of the insured is paid to a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary. Notice 2008-42 provides guidance regarding the application of Sections 101(j) to life insurance contracts that are subject to split-dollar life insurance arrangements.
Taxation — Determined by Policy ownership
The regulations provide rules for determining the owner and the non-owner of the life insurance contract. The general rule is that the owner is the person named as the policy owner. If two or more persons are designated as the policy owners, the first-named person generally is treated as the owner of the entire contract. If two or more persons are named as the policy owners and each such person has at all times, all the incidents of ownership with respect to an

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undivided interest in the contract, however, those persons are treated as owners of separate contracts. The general rule that the person named as the policy owner is treated as the owner of the life insurance contract is subject to two exceptions involving situations in which the only benefit available under the split-dollar life insurance arrangement is the value of current life insurance protection (that is, non-equity arrangements).
The regulations add attribution rules to determine the owner of a policy. Under these rules, if a split-dollar life insurance arrangement is entered into in connection with the performance of services, the employer or service recipient is treated as the owner of the life insurance contract if the owner under the split-dollar life insurance arrangement is: (a) a trust described in Section 402(b); (b) A grantor trust that is treated as owned by either the employer or the service recipient; (c) a welfare benefit fund within the meaning of Section 419(e)(1); or (d) certain related parties.
If you are considering a split dollar arrangement, you should consult your legal and tax advisor.
Section 409A
The Section 409A regulations explain that a split-dollar life insurance arrangement may provide for deferred compensation, as determined through application of the general rules defining deferred compensation and a nonqualified deferred compensation plan. Notice 2007-34 was issued concurrently with the regulations under Section 409A to provide guidance regarding the application of Section 409A to split-dollar life insurance arrangements. The Notice confirms that many split-dollar arrangements are not subject to Section 409A and provides that certain modifications of these arrangements necessary to comply with, or avoid application of, Section 409A will not be treated as material modifications under the split dollar rules. The Notice further clarifies that a split-dollar arrangement generally provides for deferred compensation if the service provider has a legally binding right during a taxable year to compensation that is payable to or on behalf of the provider in a later year. In addition, the regulations under Section 409A provide additional categories of plans for purposes of the aggregation rules, including a separate category for split-dollar arrangements.
Distribution of the Policy
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Policy
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the policy.
•	The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.
Payments to the Selling Firms
•	We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.
•	We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.
•	In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
—	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
—	marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

58    RiverSource Succession Select® Variable Life Insurance — Prospectus

—	providing services to policy owners; and
—	funding other events sponsored by a selling firm that may encourage the selling firm’s sales representatives to sell the policy.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.
Sources of Payments to Selling Firms
•	We pay the commissions and other compensation described above from our assets.
•	Our assets may include:
—	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see “Fee Tables”);
—	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);
—	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and
—	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
•	You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:
—	fees and expenses we collect from policy owners, including surrender charges; and
—	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.
Payments to Sales Representatives
•	The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.
•	To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.
Legal Proceedings
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). RiverSource Life has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.
RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that

RiverSource Succession Select® Variable Life Insurance — Prospectus    59

would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Policy Illustrations
The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.
You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.
Understanding the Illustrations
Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.
Expenses: The policy values illustrated reflect the deduction of the following expenses:
•	Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;
•	Cost of insurance charges;
•	Administrative charges;
•	Policy fees;
•	Mortality and expense risk charges; and
•	Annual operating expenses of the funds.
We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:
•	Current charges in all years illustrated; and
•	Guaranteed charges in all years illustrated.
All charges reflected in the illustrated policy values below are described in detail in the sections entitled “Fee Tables” and “Loads, Fees and Charges.” These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see “Fee Tables”) would result in additional charges, which would reduce the illustrated policy values.
We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the fee tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.52% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund operating expenses.
Risk classification of the insureds:  The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if these assumed insureds did not qualify as a nonsmoker risk.
Death benefit: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.
Premiums: The illustrations assume that a premium of $17,000 ($15,000 for 2001 CSO policies) is paid in full at the beginning of each policy year. Results would differ if:
•	Premiums were not paid in full at the beginning of each policy year;
•	Premium amounts paid were different.
Loans and partial surrenders: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

60    RiverSource Succession Select® Variable Life Insurance — Prospectus

Illustration							For 2001 CSO policies
Initial specified amount $1,000,000 Death Benefit Option 1			Male — 55 — nonsmoker Female — 55 — preferred nonsmoker					Current costs assumed Annual premium $15,000
End of policy year	Premium (1) accumulated with annual interest at 5%	Death benefit assuming hypothetical gross annual investment return of			Policy value assuming hypothetical gross annual investment return of			Cash surrender value assuming hypothetical gross annual investment return of
		0%	6%	12%	0%	6%	12%	0%	6%	12%
1	$ 15,750	$1,000,000	$1,000,000	$ 1,000,000	$ 13,051	$ 13,878	$ 14,706	$ —	$ —	$ —
2	32,288	1,000,000	1,000,000	1,000,000	25,728	28,193	30,758	7,034	9,499	12,064
3	49,652	1,000,000	1,000,000	1,000,000	38,029	42,949	48,275	19,335	24,255	29,581
4	67,884	1,000,000	1,000,000	1,000,000	49,950	58,149	67,385	31,256	39,455	48,691
5	87,029	1,000,000	1,000,000	1,000,000	61,483	73,794	88,225	42,789	55,099	69,531
6	107,130	1,000,000	1,000,000	1,000,000	72,620	89,881	110,945	55,796	73,056	94,121
7	128,237	1,000,000	1,000,000	1,000,000	83,341	106,398	135,701	68,386	91,444	120,746
8	150,398	1,000,000	1,000,000	1,000,000	93,626	123,334	162,662	80,541	110,249	149,577
9	173,668	1,000,000	1,000,000	1,000,000	103,445	140,668	192,014	92,229	129,452	180,798
10	198,102	1,000,000	1,000,000	1,000,000	112,776	158,385	223,967	103,430	149,039	214,620
15	339,862	1,000,000	1,000,000	1,000,000	158,300	261,937	445,989	158,300	261,937	445,989
20	520,789	1,000,000	1,000,000	1,000,000	187,619	378,066	801,204	187,619	378,066	801,204
25	751,702	1,000,000	1,000,000	1,451,443	189,720	504,131	1,382,326	189,720	504,131	1,382,326
30	1,046,412	1,000,000	1,000,000	2,425,197	124,716	628,917	2,309,711	124,716	628,917	2,309,711
35	1,422,545	—	1,000,000	3,968,421	—	751,640	3,779,448	—	751,640	3,779,448
40	1,902,596	—	1,000,000	6,219,104	—	909,633	6,157,529	—	909,633	6,157,529
45	2,515,277	—	1,185,513	10,101,275	—	1,185,513	10,101,275	—	1,185,513	10,101,275
50	—	—	—	—	—	—	—	—	—	—
55	—	—	—	—	—	—	—	—	—	—
60	—	—	—	—	—	—	—	—	—	—
65	—	—	—	—	—	—	—	—	—	—
70	—	—	—	—	—	—	—	—	—	—
75	—	—	—	—	—	—	—	—	—	—
80	—	—	—	—	—	—	—	—	—	—
(1)	This information is for comparative purposes only. There is no such option available under your policy.
The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

RiverSource Succession Select® Variable Life Insurance — Prospectus    61

Illustration							For 2001 CSO policies
Initial specified amount $1,000,000 Death Benefit Option 1			Male — 55 — nonsmoker Female — 55 — preferred nonsmoker					Guaranteed costs assumed Annual premium $15,000
End of policy year	Premium (1) accumulated with annual interest at 5%	Death benefit assuming hypothetical gross annual investment return of			Policy value assuming hypothetical gross annual investment return of			Cash surrender value assuming hypothetical gross annual investment return of
		0%	6%	12%	0%	6%	12%	0%	6%	12%
1	$ 15,750	$1,000,000	$1,000,000	$1,000,000	$ 12,812	$ 13,631	$ 14,450	$ —	$ —	$ —
2	32,288	1,000,000	1,000,000	1,000,000	25,247	27,681	30,215	6,553	8,987	11,521
3	49,652	1,000,000	1,000,000	1,000,000	37,299	42,150	47,403	18,605	23,456	28,709
4	67,884	1,000,000	1,000,000	1,000,000	48,959	57,034	66,134	30,265	38,340	47,439
5	87,029	1,000,000	1,000,000	1,000,000	60,215	72,329	86,534	41,521	53,634	67,840
6	107,130	1,000,000	1,000,000	1,000,000	71,050	88,020	108,741	54,225	71,196	91,916
7	128,237	1,000,000	1,000,000	1,000,000	81,438	104,091	132,896	66,483	89,136	117,941
8	150,398	1,000,000	1,000,000	1,000,000	91,349	120,516	159,154	78,264	107,431	146,069
9	173,668	1,000,000	1,000,000	1,000,000	100,750	137,268	187,685	89,534	126,052	176,468
10	198,102	1,000,000	1,000,000	1,000,000	109,604	154,316	218,677	100,257	144,969	209,330
15	339,862	1,000,000	1,000,000	1,000,000	147,550	246,763	423,701	147,550	246,763	423,701
20	520,789	1,000,000	1,000,000	1,000,000	160,085	338,382	739,345	160,085	338,382	739,345
25	751,702	1,000,000	1,000,000	1,310,937	122,238	411,772	1,248,512	122,238	411,772	1,248,512
30	1,046,412	—	1,000,000	2,145,142	—	425,885	2,042,992	—	425,885	2,042,992
35	1,422,545	—	1,000,000	3,411,632	—	268,041	3,249,173	—	268,041	3,249,173
40	1,902,596	—	—	5,177,414	—	—	5,126,153	—	—	5,126,153
45	2,515,277	—	—	8,191,748	—	—	8,191,748	—	—	8,191,748
50	—	—	—	—	—	—	—	—	—	—
55	—	—	—	—	—	—	—	—	—	—
60	—	—	—	—	—	—	—	—	—	—
65	—	—	—	—	—	—	—	—	—	—
70	—	—	—	—	—	—	—	—	—	—
75	—	—	—	—	—	—	—	—	—	—
80	—	—	—	—	—	—	—	—	—	—
(1)	This information is for comparative purposes only. There is no such option available under your policy.
The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

62    RiverSource Succession Select® Variable Life Insurance — Prospectus

Illustration							For prior policies, as defined in the “Key Terms” section of this prospectus
Initial specified amount $1,000,000 Death Benefit Option 1			Male — 55 — nonsmoker Female — 55 — preferred nonsmoker					Current costs assumed Annual premium $17,000
End of policy year	Premium (1) accumulated with annual interest at 5%	Death benefit assuming hypothetical gross annual investment return of			Policy value assuming hypothetical gross annual investment return of			Cash surrender value assuming hypothetical gross annual investment return of
		0%	6%	12%	0%	6%	12%	0%	6%	12%
1	$ 17,850	$1,000,000	$1,000,000	$ 1,000,000	$ 14,899	$ 15,840	$ 16,781	$ —	$ —	$ —
2	36,593	1,000,000	1,000,000	1,000,000	29,367	32,174	35,095	10,672	13,479	16,400
3	56,272	1,000,000	1,000,000	1,000,000	43,400	49,006	55,074	24,705	30,311	36,379
4	76,936	1,000,000	1,000,000	1,000,000	56,993	66,338	76,864	38,298	47,643	58,169
5	98,633	1,000,000	1,000,000	1,000,000	70,137	84,170	100,620	51,442	65,475	81,925
6	121,414	1,000,000	1,000,000	1,000,000	82,825	102,503	126,516	66,000	85,677	109,690
7	145,335	1,000,000	1,000,000	1,000,000	95,041	121,330	154,737	80,085	106,374	139,781
8	170,452	1,000,000	1,000,000	1,000,000	106,775	140,651	185,494	93,689	127,564	172,408
9	196,824	1,000,000	1,000,000	1,000,000	118,005	160,454	219,009	106,788	149,237	207,792
10	224,515	1,000,000	1,000,000	1,000,000	128,708	180,731	255,534	119,360	171,383	246,186
15	385,177	1,000,000	1,000,000	1,000,000	181,310	299,660	509,808	181,310	299,660	509,808
20	590,227	1,000,000	1,000,000	1,000,000	217,655	435,822	919,938	217,655	435,822	919,938
25	851,929	1,000,000	1,000,000	1,666,937	227,399	589,752	1,587,559	227,399	589,752	1,587,559
30	1,185,933	1,000,000	1,000,000	2,787,820	173,569	762,041	2,655,066	173,569	762,041	2,655,066
35	1,612,217	—	1,037,410	4,580,326	—	988,009	4,362,215	—	988,009	4,362,215
40	2,156,276	—	1,300,997	7,175,970	—	1,288,116	7,104,920	—	1,288,116	7,104,920
45	2,850,648	—	1,672,739	11,653,473	—	1,672,739	11,653,473	—	1,672,739	11,653,473
50	—	—	—	—	—	—	—	—	—	—
55	—	—	—	—	—	—	—	—	—	—
60	—	—	—	—	—	—	—	—	—	—
65	—	—	—	—	—	—	—	—	—	—
70	—	—	—	—	—	—	—	—	—	—
75	—	—	—	—	—	—	—	—	—	—
80	—	—	—	—	—	—	—	—	—	—
(1)	This information is for comparative purposes only. There is no such option available under your policy.
The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

RiverSource Succession Select® Variable Life Insurance — Prospectus    63

Illustration							For prior policies, as defined in the “Key Terms” section of this prospectus
Initial specified amount $1,000,000 Death Benefit Option 1			Male — 55 — nonsmoker Female — 55 — preferred nonsmoker					Guaranteed costs assumed Annual premium $17,000
End of policy year	Premium (1) accumulated with annual interest at 5%	Death benefit assuming hypothetical gross annual investment return of			Policy value assuming hypothetical gross annual investment return of			Cash surrender value assuming hypothetical gross annual investment return of
		0%	6%	12%	0%	6%	12%	0%	6%	12%
1	$ 17,850	$1,000,000	$1,000,000	$1,000,000	$ 14,643	$ 15,575	$ 16,508	$ —	$ —	$ —
2	36,593	1,000,000	1,000,000	1,000,000	28,815	31,588	34,474	10,120	12,893	15,779
3	56,272	1,000,000	1,000,000	1,000,000	42,506	48,033	54,017	23,811	29,338	35,322
4	76,936	1,000,000	1,000,000	1,000,000	55,704	64,901	75,264	37,009	46,206	56,569
5	98,633	1,000,000	1,000,000	1,000,000	68,389	82,178	98,352	49,694	63,483	79,657
6	121,414	1,000,000	1,000,000	1,000,000	80,536	99,843	123,423	63,711	83,018	106,598
7	145,335	1,000,000	1,000,000	1,000,000	92,109	117,865	150,630	77,153	102,909	135,674
8	170,452	1,000,000	1,000,000	1,000,000	103,055	136,195	180,127	89,969	123,108	167,040
9	196,824	1,000,000	1,000,000	1,000,000	113,307	154,770	212,075	102,090	143,554	200,858
10	224,515	1,000,000	1,000,000	1,000,000	122,788	173,521	246,655	113,441	164,174	237,307
15	385,177	1,000,000	1,000,000	1,000,000	159,014	271,186	472,461	159,014	271,186	472,461
20	590,227	1,000,000	1,000,000	1,000,000	153,989	356,054	819,045	153,989	356,054	819,045
25	851,929	1,000,000	1,000,000	1,452,614	51,768	387,977	1,383,442	51,768	387,977	1,383,442
30	1,185,933	—	1,000,000	2,360,480	—	263,776	2,248,076	—	263,776	2,248,076
35	1,612,217	—	—	3,700,029	—	—	3,523,837	—	—	3,523,837
40	2,156,276	—	—	5,539,498	—	—	5,484,651	—	—	5,484,651
45	2,850,648	—	—	8,770,780	—	—	8,770,780	—	—	8,770,780
50	—	—	—	—	—	—	—	—	—	—
55	—	—	—	—	—	—	—	—	—	—
60	—	—	—	—	—	—	—	—	—	—
65	—	—	—	—	—	—	—	—	—	—
70	—	—	—	—	—	—	—	—	—	—
75	—	—	—	—	—	—	—	—	—	—
80	—	—	—	—	—	—	—	—	—	—
(1)	This information is for comparative purposes only. There is no such option available under your policy.
The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

64    RiverSource Succession Select® Variable Life Insurance — Prospectus

Key Terms
These terms can help you understand details about your policy.
Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts prior to the insured’s death.
Attained insurance age: The insured’s insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.
Cash surrender value: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.
Close of business: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.
Code: The Internal Revenue Code of 1986, as amended.
Death benefit guarantee to age 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured’s attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).
Death benefit guarantee to age 85 (DBG-85) premium: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured’s sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.
Death benefit guarantee to age 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured’s attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).
Death benefit guarantee to age 100 (DBG-100) premium: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured’s sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.
Death benefit valuation date: The date of the last surviving insured’s death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured’s death.
Duration: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.
Fixed account: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life’s assets other than those held in any separate account.
Fixed account value: The portion of the policy value that you allocate to the fixed account, including indebtedness.
Funds: Mutual funds or portfolios, each with a different investment objective. (See “The Variable Account and the Funds.”) Each of the subaccounts of the variable account invests in a specific one of these funds.
Good order: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.
Insurance age: Each insured’s age based upon his or her last birthday on the date of the application.
Insureds: The persons whose lives are insured by the policy.
Lapse: The policy ends without value and no death benefit is paid.
Minimum initial premium: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.
Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

RiverSource Succession Select® Variable Life Insurance — Prospectus    65

Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.
Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.
Net premium: The premium paid minus the premium expense charge.
Owner: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus “you” and “your” refer to the owner.
Policy anniversary: The same day and month as the policy date each year the policy remains in force.
Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.
Policy value: The sum of the fixed account value plus the variable account value.
Prior policies: Policies issued based on applications signed before October 1, 2008, where approved, and any policy issued before January 1, 2009, regardless of the date of application.
Proceeds: The amount payable under the policy as follows:
•	Upon death of the last surviving insured prior to the youngest insured’s attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured’s death, minus any indebtedness.
•	Upon the death of the last surviving insured on or after the youngest insured’s attained insurance age 100, proceeds will be the greater of:
—	the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured’s death.
—	the policy value at the youngest insured’s attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.
•	On surrender of the policy, the proceeds will be the cash surrender value.
Risk classification: A group of insureds that RiverSource Life expects will have similar mortality experience.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.
Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured’s attained insurance age 100. We show the initial specified amount in your policy.
Subaccounts: One or more of the investment divisions of the variable account, each of which invests in a particular fund.
Surrender charge: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.
Valuation date: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the time it closes. At the NYSE close, the next valuation date begins.
Valuation period: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.
Variable account: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.
Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.
2001 CSO policies: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statement date.

66    RiverSource Succession Select® Variable Life Insurance — Prospectus

Additional information about RiverSource Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.
You may review and copy information about the Registrant, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549.
Investment Company Act File #811-4298
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. Affiliated with Ameriprise Financial Services, Inc.
© 2008-2015 RiverSource Life Insurance Company. All rights reserved.
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
S-6202 W (5/15)

PART B: STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE (SUCCESSION SELECT)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE INSURANCE (VUL)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE INSURANCE III (VUL III)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE IV (VUL IV)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES (VUL IV – ES)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE 5 (VUL 5)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE 5 – ESTATE SERIES (VUL 5 – ES)

May 1, 2015

Issued by:	RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

Telephone: 1-800-862-7919

(Home Office)

Website address: riversource.com/lifeinsurance

RiverSource Variable Life Separate Account

RiverSource Variable Life Separate Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

This SAI contains financial information for all the subaccounts of RiverSource Variable Life Separate Account. Not all subaccounts of RiverSource Variable Life Separate Account apply to your specific contract.

S-6333 R (5/15)

2	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Information about RiverSource Life

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP

We are a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota’s Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	3

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2014 was $408,133,645, in 2013 was $408,527,238 and in 2012 was $375,557,164. RiverSource Distributors retains no underwriting commissions from the sale of the policy.

The Variable Account

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account’s management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this statement of additional information also invest in subaccounts of the variable account.

4	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Additional Information about the Operation of the Policies

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT, VUL, VUL III, VUL IV, VUL IV – ES, VUL 5 AND VUL 5 – ES

SUCCESSION SELECT

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	$9.61

15	6.87

20	5.51

25	4.71

30	4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.

Option C Table

		Life Income per $1,000 with Payments Guaranteed for
Age Payee	Beginning in Year	5 Years		10 Years		15 Years
		Male	Female	Male	Female	Male	Female
65	2015	$5.11	$4.55	$5.01	$4.51	$4.84	$4.43

	2020	5.03	4.49	4.94	4.45	4.78	4.39

	2025	4.95	4.43	4.87	4.40	4.73	4.34

	2030	4.88	4.38	4.81	4.35	4.68	4.30

	2035	4.81	4.33	4.75	4.30	4.63	4.25

70	2015	5.92	5.19	5.70	5.10	5.36	4.94

	2020	5.81	5.10	5.61	5.03	5.30	4.88

	2025	5.71	5.03	5.53	4.96	5.24	4.83

	2030	5.61	4.95	5.45	4.89	5.18	4.77

	2035	5.52	4.89	5.37	4.83	5.13	4.72

75	2015	6.99	6.10	6.52	5.89	5.90	5.54

	2020	6.84	5.99	6.42	5.79	5.84	5.47

	2025	6.71	5.88	6.32	5.71	5.78	5.41

	2030	6.58	5.78	6.23	5.62	5.73	5.35

	2035	6.46	5.68	6.14	5.54	5.67	5.30

85	2015	10.22	9.19	8.36	7.93	6.70	6.59

	2020	10.00	8.98	8.27	7.83	6.68	6.57

	2025	9.79	8.78	8.19	7.74	6.67	6.54

	2030	9.60	8.59	8.11	7.64	6.65	6.52

	2035	9.41	8.42	8.03	7.55	6.63	6.49

VUL

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
5	$18.32

10	10.06

15	7.34

20	6.00

25	5.22

30	4.72

We will furnish monthly amounts for other payment periods at your request, without charge.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	5

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee’s nearest birthday) minus an adjustment as follows:

Calendar Year of Payee’s Birth	Adjustment	Calendar Year of Payee’s Birth	Adjustment
Before 1920	0	1945-1949	6

1920-1924	1	1950-1959	7

1925-1929	2	1960-1969	8

1930-1934	3	1970-1979	9

1935-1939	4	1980-1989	10

1940-1944	5	After 1989	11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

Option C Table

	Life Income per $1,000 with Payments Guaranteed for
	10 Years		15 Years		20 Years
Adjusted Age Payee	Male	Female	Male	Female	Male	Female
50	$4.22	$3.89	$4.17	$3.86	$4.08	$3.82

55	4.62	4.22	4.53	4.18	4.39	4.11

60	5.14	4.66	4.96	4.57	5.71	4.44

65	5.81	5.22	5.46	5.05	5.02	4.79

70	6.61	5.96	5.96	5.60	5.27	5.12

75	7.49	6.89	6.38	6.14	5.42	5.35

VUL III

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	$9.61

15	6.87

20	5.51

25	4.71

30	4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee’s nearest birthday) minus an adjustment as follows:

Calendar Year of Payee’s Birth	Adjustment	Calendar Year of Payee’s Birth	Adjustment
Before 1920	0	1945-1949	6

1920-1924	1	1950-1959	7

1925-1929	2	1960-1969	8

1930-1934	3	1970-1979	9

1935-1939	4	1980-1989	10

1940-1944	5	After 1989	11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

6	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Option C Table

	Life Income per $1,000 with Payments Guaranteed for
	10 Years		15 Years		20 Years
Adjusted Age Payee	Male	Female	Male	Female	Male	Female
50	$4.22	$3.89	$4.17	$3.86	$4.08	$3.82

55	4.62	4.22	4.53	4.18	4.39	4.11

60	5.14	4.66	4.96	4.57	5.71	4.44

65	5.81	5.22	5.46	5.05	5.02	4.79

70	6.61	5.96	5.96	5.60	5.27	5.12

75	7.49	6.89	6.38	6.14	5.42	5.35

VUL IV/VUL IV — ES

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	$9.61

15	6.87

20	5.51

25	4.71

30	4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

		Life Income per $1,000 with Payments Guaranteed for
Age Payee	Beginning in Year	5 Years		10 Years		15 Years
		Male	Female	Male	Female	Male	Female
65	2015	$5.11	$4.55	$5.01	$4.51	$4.84	$4.43

	2020	5.03	4.49	4.94	4.45	4.78	4.39

	2025	4.95	4.43	4.87	4.40	4.73	4.34

	2030	4.88	4.38	4.81	4.35	4.68	4.30

	2035	4.81	4.33	4.75	4.30	4.63	4.25

70	2015	5.92	5.19	5.70	5.10	5.36	4.94

	2020	5.81	5.10	5.61	5.03	5.30	4.88

	2025	5.71	5.03	5.53	4.96	5.24	4.83

	2030	5.61	4.95	5.45	4.89	5.18	4.77

	2035	5.52	4.89	5.37	4.83	5.13	4.72

75	2015	6.99	6.10	6.52	5.89	5.90	5.54

	2020	6.84	5.99	6.42	5.79	5.84	5.47

	2025	6.71	5.88	6.32	5.71	5.78	5.41

	2030	6.58	5.78	6.23	5.62	5.73	5.35

	2035	6.46	5.68	6.14	5.54	5.67	5.30

85	2015	10.22	9.19	8.36	7.93	6.70	6.59

	2020	10.00	8.98	8.27	7.83	6.68	6.57

	2025	9.79	8.78	8.19	7.74	6.67	6.54

	2030	9.60	8.59	8.11	7.64	6.65	6.52

	2035	9.41	8.42	8.03	7.55	6.63	6.49

The table above is based on the “1983 Individual Annuitant Mortality Table A” at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	7

VUL 5/VUL 5 — ES

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	9.18

15	6.42

20	5.04

25	4.22

30	3.68

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

		Life Income per $1,000 with Payments Guaranteed for
Age Payee	Beginning in Year	5 Years		10 Years		15 Years
		Male	Female	Male	Female	Male	Female
65	2015	4.54	4.10	4.46	4.06	4.31	3.99

	2025	4.39	3.97	4.32	3.94	4.19	3.88

	2035	4.25	3.86	4.19	3.84	4.08	3.79

75	2015	6.41	5.77	5.99	5.53	5.39	5.14

	2025	6.13	5.52	5.78	5.33	5.27	5.01

	2035	5.88	5.30	5.59	5.15	5.16	4.88

85	2015	9.63	9.02	7.85	7.61	6.22	6.16

	2025	9.20	8.56	7.68	7.40	6.18	6.10

	2035	8.81	8.16	7.50	7.20	6.14	6.05

The table above is based on the “Annuity 2000 Mortality Table” with 100% Projection Scale G at 2.00% annual effective interest rate. Settlement rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates upon request.

8	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Revenues Received During Calendar Year 2014

The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates* in 2014. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.

Affiliated Funds**	$493,178,523
Fidelity® Variable Insurance Products Fund/Fidelity® Variable Insurance Products Fund II/Fidelity® Variable Insurance Products Fund III/Fidelity® Variable Insurance Products Fund IV/Fidelity® Variable Insurance Products Fund V	$9,848,882
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds	$5,983,848
Oppenheimer Variable Account Funds	$5,572,631
Franklin® Templeton® Variable Insurance Products Trust	$3,571,232
AB Variable Products Series Fund, Inc.	$3,024,566
American Century® Variable Portfolios, Inc./American Century® Variable Portfolios II, Inc.	$2,950,359
MFS® Variable Insurance TrustSM	$2,768,010
Goldman Sachs Variable Insurance Trust	$2,147,908
Wells Fargo Variable Trust	$1,923,540
Eaton Vance Variable Trust	$1,812,716
Janus Aspen Series	$1,377,530
PIMCO Variable Insurance Trust	$1,318,136
Putnam Variable Trust	$896,225
Morgan Stanley Universal Institutional Funds, Inc.	$760,889
BlackRock Variable Series Funds, Inc.	$331,372
Credit Suisse Trust	$320,961
Ivy Funds Variable Insurance Portfolios	$197,266
Royce Capital Fund	$187,340
ALPS Variable Investment Trust	$173,822
Deutsche Variable Series II	$158,132
Third Avenue Variable Series Trust	$151,630
Neuberger Berman Advisers Management Trust	$144,485
Calvert Variable Series, Inc.	$115,402
Legg Mason Partners Variable Equity Trust/Legg Mason Partners Variable Income Trust	$113,814
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund/Dreyfus Socially Responsible Growth Fund, Inc.	$86,053
Lazard Retirement Series, Inc.	$57,804
Van Eck VIP Trust	$14,195
Lincoln Variable Insurance Products Trust	$2,317
JPMorgan Insurance Trust	$1,090
*	RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. are affiliates of RiverSource Life Insurance Company.
**	Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2014 and December 31, 2013 and for each of the three years in the period ended December 31, 2014 and the financial statements of each of the divisions of RiverSource Variable Life Separate Account as of December 31, 2014 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2013 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

POLICY OWNERS OF RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Life Separate Account (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2014, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the period ended December 31, 2010 were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 22, 2015

10	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$485,845	$24,894,894	$44,907,835	$5,112,065	$3,230,839
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	20,924	51,685	16,106	38,900
Receivable for share redemptions	286	33,548	57,194	9,107	3,218
Total assets	486,131	24,949,366	45,016,714	5,137,278	3,272,957

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	143	15,363	28,597	3,088	1,609
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	2,821	—	2,932	—
Payable for investments purchased	—	20,924	51,685	16,106	38,900
Total liabilities	143	39,108	80,282	22,126	40,509
Net assets applicable to Variable Life contracts in accumulation period	485,913	24,910,258	44,936,432	5,115,152	3,232,377
Net assets applicable to seed money	75	—	—	—	71
Total net assets	$485,988	$24,910,258	$44,936,432	$5,115,152	$3,232,448
(1) Investment shares	41,632	837,930	3,348,832	107,895	271,499
(2) Investments, at cost	$474,623	$19,763,334	$49,411,949	$3,653,086	$3,348,227

Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$14,654,371	$8,717,090	$62,585,112	$30,379,607	$1,434,601
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,869	—	—	37,092	963
Receivable for share redemptions	15,767	17,084	101,160	39,071	3,291
Total assets	14,675,007	8,734,174	62,686,272	30,455,770	1,438,855

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,883	5,559	34,045	19,163	541
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	5,965	33,071	744	2,209
Payable for investments purchased	4,869	—	—	37,092	963
Total liabilities	12,752	11,524	67,116	56,999	3,713
Net assets applicable to Variable Life contracts in accumulation period	14,662,255	8,722,650	62,619,156	30,398,771	1,434,996
Net assets applicable to seed money	—	—	—	—	146
Total net assets	$14,662,255	$8,722,650	$62,619,156	$30,398,771	$1,435,142
(1) Investment shares	1,468,374	874,332	6,650,915	3,225,011	101,242
(2) Investments, at cost	$11,997,238	$7,957,201	$41,471,320	$24,146,639	$1,576,278
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	11

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2
Assets
Investments, at fair value(1),(2)	$8,138,234	$169,156,096	$806,608	$52,353,291	$18,402
Dividends receivable	—	—	—	14	—
Accounts receivable from RiverSource Life for contract purchase payments	—	27,814	—	38,856	—
Receivable for share redemptions	11,515	189,324	80,205	119,126	—
Total assets	8,149,749	169,373,234	886,813	52,511,287	18,402

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,937	121,472	—	31,367	—
Minimum death benefit guarantee risk charge	—	1,156	—	87	—
Contract terminations	1,642	66,696	80,205	87,671	—
Payable for investments purchased	—	27,814	—	38,856	—
Total liabilities	6,579	217,138	80,205	157,981	—
Net assets applicable to Variable Life contracts in accumulation period	8,143,170	169,156,096	804,533	52,353,306	18,402
Net assets applicable to seed money	—	—	2,075	—	—
Total net assets	$8,143,170	$169,156,096	$806,608	$52,353,306	$18,402
(1) Investment shares	3,967,935	7,816,825	806,608	52,353,291	2,514
(2) Investments, at cost	$7,556,014	$113,429,032	$806,608	$52,348,707	$23,559

Dec. 31, 2014 (continued)	Col VP Contrarian Core, Cl 2	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
Assets
Investments, at fair value(1),(2)	$196,471	$28,040	$272,287	$107,682,464	$1,003,334
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	195	4,126	31
Receivable for share redemptions	—	—	—	101,702	—
Total assets	196,471	28,040	272,482	107,788,292	1,003,365

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	67,661	—
Minimum death benefit guarantee risk charge	—	—	—	175	—
Contract terminations	—	—	—	33,866	—
Payable for investments purchased	—	—	195	4,126	31
Total liabilities	—	—	195	105,828	31
Net assets applicable to Variable Life contracts in accumulation period	196,471	28,040	272,287	107,682,464	1,003,334
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$196,471	$28,040	$272,287	$107,682,464	$1,003,334
(1) Investment shares	12,211	2,807	26,721	10,526,145	50,827
(2) Investments, at cost	$184,793	$27,893	$277,184	$111,428,792	$904,700

See accompanying notes to financial statements.

12	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$225,344,154	$83,373	$763,248	$44,779,646	$137,745
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	1,517	23,547	541
Receivable for share redemptions	206,110	—	—	52,494	—
Total assets	225,550,264	83,373	764,765	44,855,687	138,286

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	140,695	—	—	27,943	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	65,415	—	—	24,551	—
Payable for investments purchased	—	—	1,517	23,547	541
Total liabilities	206,110	—	1,517	76,041	541
Net assets applicable to Variable Life contracts in accumulation period	225,344,154	83,373	763,248	44,779,646	137,745
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$225,344,154	$83,373	$763,248	$44,779,646	$137,745
(1) Investment shares	11,346,634	9,243	49,885	2,917,241	13,504
(2) Investments, at cost	$152,470,035	$88,126	$784,687	$43,380,734	$149,146

Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Assets
Investments, at fair value(1),(2)	$29,878,599	$620,718	$64,015,186	$8,489,806	$17,144,033
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,850	322	2,486	1,361	—
Receivable for share redemptions	18,291	—	41,259	9,535	14,625
Total assets	29,904,740	621,040	64,058,931	8,500,702	17,158,658

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	18,291	—	38,998	5,373	11,072
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	2,261	4,162	3,553
Payable for investments purchased	7,850	322	2,486	1,361	—
Total liabilities	26,141	322	43,745	10,896	14,625
Net assets applicable to Variable Life contracts in accumulation period	29,878,599	620,718	64,015,186	8,489,806	17,144,033
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$29,878,599	$620,718	$64,015,186	$8,489,806	$17,144,033
(1) Investment shares	2,914,985	89,829	9,224,090	942,265	1,888,109
(2) Investments, at cost	$32,927,660	$644,691	$62,506,792	$8,729,209	$18,138,467

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	13

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
Assets
Investments, at fair value(1),(2)	$207,207	$77,832,029	$623,464	$49,932,842	$907,166
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	66	104	—	16,190
Receivable for share redemptions	53	60,926	—	39,348	—
Total assets	207,260	77,893,021	623,568	49,972,190	923,356

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	54,681	—	29,727	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	53	6,245	—	9,621	—
Payable for investments purchased	—	66	104	—	16,190
Total liabilities	53	60,992	104	39,348	16,190
Net assets applicable to Variable Life contracts in accumulation period	207,207	77,832,029	623,464	49,932,842	907,166
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$207,207	$77,832,029	$623,464	$49,932,842	$907,166
(1) Investment shares	15,915	5,964,140	53,288	4,238,781	25,576
(2) Investments, at cost	$218,273	$58,650,576	$555,507	$30,686,868	$825,713

Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$306,432,817	$823,843	$374,316	$2,540,926	$19,221,536
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	1,783	—	—	146,121
Receivable for share redemptions	266,468	551	286	29,873	17,524
Total assets	306,699,285	826,177	374,602	2,570,799	19,385,181

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	206,186	534	286	1,672	10,311
Minimum death benefit guarantee risk charge	383	—	—	—	—
Contract terminations	59,899	17	—	28,201	7,213
Payable for investments purchased	—	1,783	—	—	146,121
Total liabilities	266,468	2,334	286	29,873	163,645
Net assets applicable to Variable Life contracts in accumulation period	306,432,817	823,769	374,296	2,540,906	19,221,526
Net assets applicable to seed money	—	74	20	20	10
Total net assets	$306,432,817	$823,843	$374,316	$2,540,926	$19,221,536
(1) Investment shares	8,595,591	81,812	35,380	232,260	1,645,679
(2) Investments, at cost	$175,962,006	$835,141	$368,103	$2,514,374	$19,004,302

See accompanying notes to financial statements.

14	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$16,468,851	$67,161	$168,056	$14,452,939	$1,018,290
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	35,691	65	12	9,614	12,110
Receivable for share redemptions	10,230	—	—	8,483	—
Total assets	16,514,772	67,226	168,068	14,471,036	1,030,400

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,230	—	—	8,115	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	368	—
Payable for investments purchased	35,691	65	12	9,614	12,110
Total liabilities	45,921	65	12	18,097	12,110
Net assets applicable to Variable Life contracts in accumulation period	16,468,841	67,161	168,056	14,452,939	1,018,290
Net assets applicable to seed money	10	—	—	—	—
Total net assets	$16,468,851	$67,161	$168,056	$14,452,939	$1,018,290
(1) Investment shares	1,337,843	3,814	8,753	748,857	55,766
(2) Investments, at cost	$16,298,465	$67,016	$157,108	$10,472,881	$907,284

Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$16,163,972	$5,116	$64,219,468	$826,193	$14,473,829
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	43,107	—	8,900
Receivable for share redemptions	11,771	—	36,277	17	11,799
Total assets	16,175,743	5,116	64,298,852	826,210	14,494,528

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,955	—	36,277	—	9,246
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	816	—	—	17	2,553
Payable for investments purchased	—	—	43,107	—	8,900
Total liabilities	11,771	—	79,384	17	20,699
Net assets applicable to Variable Life contracts in accumulation period	16,163,972	5,106	64,219,468	826,193	14,473,829
Net assets applicable to seed money	—	10	—	—	—
Total net assets	$16,163,972	$5,116	$64,219,468	$826,193	$14,473,829
(1) Investment shares	881,351	534	4,258,585	46,337	808,142
(2) Investments, at cost	$11,013,220	$5,003	$42,471,332	$741,893	$10,922,951

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	15

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Assets
Investments, at fair value(1),(2)	$227,202	$20,178,346	$262,495	$50,104	$27,255,860
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6	—	252	5	—
Receivable for share redemptions	—	25,741	—	—	34,433
Total assets	227,208	20,204,087	262,747	50,109	27,290,293

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	11,448	—	—	16,227
Minimum death benefit guarantee risk charge	—	—	—	—	83
Contract terminations	—	14,293	—	—	18,123
Payable for investments purchased	6	—	252	5	—
Total liabilities	6	25,741	252	5	34,433
Net assets applicable to Variable Life contracts in accumulation period	227,202	20,178,346	262,495	50,104	27,255,860
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$227,202	$20,178,346	$262,495	$50,104	$27,255,860
(1) Investment shares	11,724	1,034,787	30,311	4,731	2,566,465
(2) Investments, at cost	$204,307	$13,801,096	$269,033	$49,472	$26,513,402

Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Assets
Investments, at fair value(1),(2)	$8,886,866	$890,461	$27,058,377	$93,199,736	$55,949,227
Dividends receivable	—	—	78,018	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,872	2,192	16,034	5,298	26,341
Receivable for share redemptions	11,075	671	33,747	166,045	60,708
Total assets	8,912,813	893,324	27,186,176	93,371,079	56,036,276

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,538	329	16,809	57,015	30,355
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	12	129	52,015	—
Payable for investments purchased	14,872	2,192	94,052	5,298	26,341
Total liabilities	20,410	2,533	110,990	114,328	56,696
Net assets applicable to Variable Life contracts in accumulation period	8,892,403	890,718	27,075,186	93,256,751	55,979,580
Net assets applicable to seed money	—	73	—	—	—
Total net assets	$8,892,403	$890,791	$27,075,186	$93,256,751	$55,979,580
(1) Investment shares	1,702,465	64,201	2,944,328	2,539,502	2,710,718
(2) Investments, at cost	$13,773,923	$893,209	$27,455,000	$63,101,182	$36,017,550

See accompanying notes to financial statements.

16	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$32,446,702	$118,776,065	$76,869,736	$18,872,349	$14,563,549
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	12,559	705	52,643	16,013
Receivable for share redemptions	47,736	136,510	143,569	20,633	18,674
Total assets	32,494,438	118,925,134	77,014,010	18,945,625	14,598,236

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	19,222	64,839	48,918	10,316	9,163
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	9,292	6,832	45,731	—	347
Payable for investments purchased	—	12,559	705	52,643	16,013
Total liabilities	28,514	84,230	95,354	62,959	25,523
Net assets applicable to Variable Life contracts in accumulation period	32,465,924	118,840,904	76,918,656	18,882,666	14,572,713
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$32,465,924	$118,840,904	$76,918,656	$18,882,666	$14,572,713
(1) Investment shares	1,588,189	3,172,438	2,086,584	1,013,009	785,097
(2) Investments, at cost	$25,731,899	$92,838,003	$66,395,559	$16,689,495	$14,396,936

Dec. 31, 2014 (continued)	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$109,093	$52,996,572	$2,661,698	$22,415,397	$38,922,141
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	5,966	5,370	215	552
Receivable for share redemptions	—	71,232	2,766	40,996	58,403
Total assets	109,093	53,073,770	2,669,834	22,456,608	38,981,096

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	31,772	1,383	14,644	23,487
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	7,688	—	11,708	11,429
Payable for investments purchased	—	5,966	5,370	215	552
Total liabilities	—	45,426	6,753	26,567	35,468
Net assets applicable to Variable Life contracts in accumulation period	109,093	53,028,344	2,663,010	22,430,041	38,945,628
Net assets applicable to seed money	—	—	71	—	—
Total net assets	$109,093	$53,028,344	$2,663,081	$22,430,041	$38,945,628
(1) Investment shares	9,873	3,322,669	166,356	991,832	1,743,824
(2) Investments, at cost	$114,667	$52,971,019	$2,713,211	$18,098,874	$29,593,978

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	17

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$1,463,036	$110,198,590	$237,561	$5,561,769	$46,440,870
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,148	33,196	644	—	94,665
Receivable for share redemptions	6,357	188,910	36,624	6,562	79,811
Total assets	1,472,541	110,420,696	274,829	5,568,331	46,615,346

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	749	65,766	152	2,912	28,119
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	4,858	57,377	36,319	738	23,573
Payable for investments purchased	3,148	33,196	644	—	94,665
Total liabilities	8,755	156,339	37,115	3,650	146,357
Net assets applicable to Variable Life contracts in accumulation period	1,463,712	110,264,357	237,641	5,564,681	46,468,989
Net assets applicable to seed money	74	—	73	—	—
Total net assets	$1,463,786	$110,264,357	$237,714	$5,564,681	$46,468,989
(1) Investment shares	81,325	6,322,352	24,266	406,859	2,562,962
(2) Investments, at cost	$1,485,157	$95,807,114	$242,987	$5,013,324	$33,132,304

Dec. 31, 2014 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Assets
Investments, at fair value(1),(2)	$10,873,765	$10,192,411	$1,230,431	$11,358,755	$131,574,238
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	166	11,485	3,565	—
Receivable for share redemptions	24,690	13,284	1,320	14,045	221,060
Total assets	10,898,455	10,205,861	1,243,236	11,376,365	131,795,298

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,658	6,553	660	7,022	85,373
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	13,374	178	—	—	50,314
Payable for investments purchased	—	166	11,485	3,565	—
Total liabilities	19,032	6,897	12,145	10,587	135,687
Net assets applicable to Variable Life contracts in accumulation period	10,879,423	10,198,964	1,230,943	11,365,778	131,659,611
Net assets applicable to seed money	—	—	148	—	—
Total net assets	$10,879,423	$10,198,964	$1,231,091	$11,365,778	$131,659,611
(1) Investment shares	198,137	190,051	101,104	595,323	3,208,345
(2) Investments, at cost	$7,739,936	$7,882,720	$1,247,271	$8,529,556	$80,336,802

See accompanying notes to financial statements.

18	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value(1),(2)	$10,198,525	$24,682,749	$7,563,412	$3,737,984	$8,179,732
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	11,490	27,740	119	—	442
Receivable for share redemptions	16,401	28,621	8,291	7,501	11,507
Total assets	10,226,416	24,739,110	7,571,822	3,745,485	8,191,681

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,393	14,310	4,146	2,387	5,282
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	3,616	—	—	2,726	942
Payable for investments purchased	11,490	27,740	119	—	442
Total liabilities	21,499	42,050	4,265	5,113	6,666
Net assets applicable to Variable Life contracts in accumulation period	10,204,917	24,697,060	7,567,557	3,740,372	8,185,015
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$10,204,917	$24,697,060	$7,567,557	$3,740,372	$8,185,015
(1) Investment shares	439,402	717,105	1,308,549	651,217	414,164
(2) Investments, at cost	$7,781,854	$20,512,890	$5,521,886	$2,951,774	$6,908,684

Dec. 31, 2014 (continued)	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Assets
Investments, at fair value(1),(2)	$1,766,678	$11,055,429	$29,756	$169,064	$14,003,378
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	21,705	—	—	—	—
Receivable for share redemptions	1,662	12,869	—	—	20,880
Total assets	1,790,045	11,068,298	29,756	169,064	14,024,258

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	831	5,522	—	—	8,096
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	1,826	—	—	4,688
Payable for investments purchased	21,705	—	—	—	—
Total liabilities	22,536	7,348	—	—	12,784
Net assets applicable to Variable Life contracts in accumulation period	1,767,367	11,060,950	29,756	169,064	14,011,474
Net assets applicable to seed money	142	—	—	—	—
Total net assets	$1,767,509	$11,060,950	$29,756	$169,064	$14,011,474
(1) Investment shares	162,553	186,558	2,292	13,995	1,635,909
(2) Investments, at cost	$1,831,877	$7,079,850	$29,923	$171,825	$9,377,668

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	19

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Assets
Investments, at fair value(1),(2)	$10,026,716	$45,458,886	$754,009	$33,330,269	$23,561,108
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	43,671	13,241	5,703	711
Receivable for share redemptions	15,849	77,695	495	45,548	117,019
Total assets	10,042,565	45,580,252	767,745	33,381,520	23,678,838

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,439	26,814	245	19,589	13,036
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	2,971	24,068	5	6,370	90,948
Payable for investments purchased	—	43,671	13,241	5,703	711
Total liabilities	9,410	94,553	13,491	31,662	104,695
Net assets applicable to Variable Life contracts in accumulation period	10,033,155	45,485,699	754,181	33,349,858	23,574,143
Net assets applicable to seed money	—	—	73	—	—
Total net assets	$10,033,155	$45,485,699	$754,254	$33,349,858	$23,574,143
(1) Investment shares	284,769	1,440,852	63,576	2,132,455	1,539,942
(2) Investments, at cost	$7,153,122	$57,994,768	$778,948	$23,176,108	$23,978,380

Dec. 31, 2014 (continued)	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Soc Responsive, Cl S
Assets
Investments, at fair value(1),(2)	$31,843,955	$12,801,705	$9,322,750	$224,760	$148,637
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,522	—	599	—	—
Receivable for share redemptions	43,929	38,357	15,023	306	—
Total assets	31,902,406	12,840,062	9,338,372	225,066	148,637

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	20,126	8,200	5,719	153	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	3,677	21,956	3,584	—	—
Payable for investments purchased	14,522	—	599	—	—
Total liabilities	38,325	30,156	9,902	153	—
Net assets applicable to Variable Life contracts in accumulation period	31,864,081	12,809,906	9,328,470	224,765	148,637
Net assets applicable to seed money	—	—	—	148	—
Total net assets	$31,864,081	$12,809,906	$9,328,470	$224,913	$148,637
(1) Investment shares	951,134	1,211,136	742,849	22,476	6,211
(2) Investments, at cost	$26,652,229	$10,445,861	$9,022,675	$224,141	$141,799

See accompanying notes to financial statements.

20	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Assets
Investments, at fair value(1),(2)	$13,891,401	$51,926,098	$14,638,627	$26,679,617	$81,807
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,099	37,861	—	1,919	21
Receivable for share redemptions	17,240	79,464	27,650	47,341	—
Total assets	13,916,740	52,043,423	14,666,277	26,728,877	81,828

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,619	33,788	9,170	16,192	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	11,887	9,309	14,957	—
Payable for investments purchased	8,099	37,861	—	1,919	21
Total liabilities	16,718	83,536	18,479	33,068	21
Net assets applicable to Variable Life contracts in accumulation period	13,900,022	51,959,887	14,647,798	26,695,809	81,807
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$13,900,022	$51,959,887	$14,647,798	$26,695,809	$81,807
(1) Investment shares	355,188	9,580,461	557,450	2,548,196	7,046
(2) Investments, at cost	$11,982,404	$52,277,609	$11,813,795	$28,261,649	$84,787

Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
Assets
Investments, at fair value(1),(2)	$393,961	$16,414,643	$8,961,259	$4,004,759	$102,394,972
Dividends receivable	1,737	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	119	3,014	75	16,935	—
Receivable for share redemptions	291	51,523	19,253	9,843	180,468
Total assets	396,108	16,469,180	8,980,587	4,031,537	102,575,440

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	142	10,163	4,833	2,315	65,743
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	5	31,197	9,587	5,213	48,982
Payable for investments purchased	1,856	3,014	75	16,935	—
Total liabilities	2,003	44,374	14,495	24,463	114,725
Net assets applicable to Variable Life contracts in accumulation period	392,080	16,424,806	8,966,092	4,007,074	102,460,715
Net assets applicable to seed money	2,025	—	—	—	—
Total net assets	$394,105	$16,424,806	$8,966,092	$4,007,074	$102,460,715
(1) Investment shares	35,175	813,815	1,327,594	303,391	2,919,731
(2) Investments, at cost	$393,950	$12,599,184	$8,946,912	$4,081,617	$63,975,696

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	21

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$8,245,530	$42,481,336	$38,783,486	$344,128	$162,902,794
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	128	—	6,320	4,988	75,480
Receivable for share redemptions	8,871	76,974	48,864	293	92,950
Total assets	8,254,529	42,558,310	38,838,670	349,409	163,071,224

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,047	22,823	21,003	147	90,105
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	777	31,328	6,858	—	2,845
Payable for investments purchased	128	—	6,320	4,988	75,480
Total liabilities	4,952	54,151	34,181	5,135	168,430
Net assets applicable to Variable Life contracts in accumulation period	8,249,577	42,504,159	38,804,489	344,120	162,902,794
Net assets applicable to seed money	—	—	—	154	—
Total net assets	$8,249,577	$42,504,159	$38,804,489	$344,274	$162,902,794
(1) Investment shares	239,209	3,736,265	2,308,541	53,686	10,277,779
(2) Investments, at cost	$5,325,063	$39,192,280	$34,422,923	$392,814	$133,313,769

Dec. 31, 2014 (continued)	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Assets
Investments, at fair value(1),(2)	$347,034,889	$26,916	$22,515	$108,977	$12,389,916
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	16,309	—	—	15	—
Receivable for share redemptions	261,313	—	—	—	10,734
Total assets	347,312,511	26,916	22,515	108,992	12,400,650

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	232,245	—	—	—	7,874
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	29,068	—	—	—	2,860
Payable for investments purchased	16,309	—	—	15	—
Total liabilities	277,622	—	—	15	10,734
Net assets applicable to Variable Life contracts in accumulation period	347,034,889	26,916	22,515	108,977	12,389,916
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$347,034,889	$26,916	$22,515	$108,977	$12,389,916
(1) Investment shares	21,867,353	2,445	2,052	11,581	1,306,953
(2) Investments, at cost	$247,314,383	$26,507	$21,246	$105,411	$12,374,374

See accompanying notes to financial statements.

22	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
Assets
Investments, at fair value(1),(2)	$903,227	$510,695	$15,980,389	$23,598,721	$324,659
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	918	189	—	487	1,218
Receivable for share redemptions	—	—	12,463	16,266	—
Total assets	904,145	510,884	15,992,852	23,615,474	325,877

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	9,808	16,266	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	2,655	—	—
Payable for investments purchased	918	189	—	487	1,218
Total liabilities	918	189	12,463	16,753	1,218
Net assets applicable to Variable Life contracts in accumulation period	903,227	510,695	15,980,389	23,598,721	324,659
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$903,227	$510,695	$15,980,389	$23,598,721	$324,659
(1) Investment shares	72,841	27,354	1,275,370	1,883,378	32,433
(2) Investments, at cost	$964,904	$465,311	$14,711,807	$20,798,085	$361,300

Dec. 31, 2014 (continued)	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$393,608	$30,196	$148,016	$551,413	$13,678
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	80	—	185	421	96
Receivable for share redemptions	—	—	—	—	—
Total assets	393,688	30,196	148,201	551,834	13,774

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	80	—	185	421	96
Total liabilities	80	—	185	421	96
Net assets applicable to Variable Life contracts in accumulation period	393,608	30,196	148,016	551,413	13,678
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$393,608	$30,196	$148,016	$551,413	$13,678
(1) Investment shares	41,918	4,247	8,049	44,397	1,255
(2) Investments, at cost	$409,187	$35,554	$135,480	$568,565	$13,554
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	23

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$242,908	$51,582	$261,823	$333,958,788	$704,385,646
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	115	—	—	220,877	9,805
Receivable for share redemptions	—	—	48	304,269	907,482
Total assets	243,023	51,582	261,871	334,483,934	705,302,933

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	201,677	466,887
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	48	102,592	440,595
Payable for investments purchased	115	—	—	220,877	9,805
Total liabilities	115	—	48	525,146	917,287
Net assets applicable to Variable Life contracts in accumulation period	242,908	51,582	261,823	333,958,788	704,385,646
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$242,908	$51,582	$261,823	$333,958,788	$704,385,646
(1) Investment shares	13,018	2,781	14,122	23,321,144	49,120,338
(2) Investments, at cost	$220,121	$46,691	$233,521	$276,475,766	$530,493,440

Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$443,762,432	$1,122,894,958	$56,079,674	$94,575,082	$899,943
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	85,918	22,844	23,410	1,031	12,379
Receivable for share redemptions	517,996	1,075,018	36,398	65,065	—
Total assets	444,366,346	1,123,992,820	56,139,482	94,641,178	912,322

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	253,654	757,168	35,689	61,056	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	264,342	317,850	709	4,009	—
Payable for investments purchased	85,918	22,844	23,410	1,031	12,379
Total liabilities	603,914	1,097,862	59,808	66,096	12,379
Net assets applicable to Variable Life contracts in accumulation period	443,762,432	1,122,894,958	56,079,674	94,575,082	899,943
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$443,762,432	$1,122,894,958	$56,079,674	$94,575,082	$899,943
(1) Investment shares	29,368,791	74,167,434	4,188,176	7,047,324	80,352
(2) Investments, at cost	$364,562,721	$808,818,660	$48,396,246	$77,264,544	$942,331

See accompanying notes to financial statements.

24	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Multi- Mgr Div Inc, Cl 2	VP Multi- Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$84,589	$196,375	$169,118	$65,335	$39,555
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	166	—	—
Receivable for share redemptions	28	155	—	183	42
Total assets	84,617	196,530	169,284	65,518	39,597

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	28	155	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	183	42
Payable for investments purchased	—	—	166	—	—
Total liabilities	28	155	166	183	42
Net assets applicable to Variable Life contracts in accumulation period	84,367	196,078	169,118	65,335	39,555
Net assets applicable to seed money	222	297	—	—	—
Total net assets	$84,589	$196,375	$169,118	$65,335	$39,555
(1) Investment shares	8,588	19,876	9,151	3,383	2,193
(2) Investments, at cost	$84,716	$197,734	$152,537	$59,384	$36,877

Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$84,054	$16,605,208	$95,346	$22,225	$65,592
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	20	2,431	17	—	—
Receivable for share redemptions	—	43,088	—	—	—
Total assets	84,074	16,650,727	95,363	22,225	65,592

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	10,019	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	33,069	—	—	—
Payable for investments purchased	20	2,431	17	—	—
Total liabilities	20	45,519	17	—	—
Net assets applicable to Variable Life contracts in accumulation period	84,054	16,605,208	95,346	22,225	65,592
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$84,054	$16,605,208	$95,346	$22,225	$65,592
(1) Investment shares	3,711	729,258	8,715	2,168	4,304
(2) Investments, at cost	$80,184	$11,792,251	$106,158	$22,396	$56,240

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	25

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Assets
Investments, at fair value(1),(2)	$5,694,904	$35,510	$158,503	$3,648,813	$12,805
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,573	—	29	12,390	—
Receivable for share redemptions	3,850	—	—	4,128	—
Total assets	5,712,327	35,510	158,532	3,665,331	12,805

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,547	—	—	2,267	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	303	—	—	1,861	—
Payable for investments purchased	13,573	—	29	12,390	—
Total liabilities	17,423	—	29	16,518	—
Net assets applicable to Variable Life contracts in accumulation period	5,694,904	35,510	158,503	3,648,813	12,805
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$5,694,904	$35,510	$158,503	$3,648,813	$12,805
(1) Investment shares	371,973	3,405	8,558	195,857	1,263
(2) Investments, at cost	$4,006,541	$34,964	$131,608	$2,658,197	$12,764

Dec. 31, 2014 (continued)	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
Assets
Investments, at fair value(1),(2)	$91,114,904	$103,544,206	$8,146,161	$19,756,053	$16,461,948
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	35,624	37,453	523	13,718	12
Receivable for share redemptions	55,647	78,015	10,661	21,380	21,336
Total assets	91,206,175	103,659,674	8,157,345	19,791,151	16,483,296

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	55,648	62,190	5,319	10,690	10,160
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	15,825	23	—	1,017
Payable for investments purchased	35,624	37,453	523	13,718	12
Total liabilities	91,272	115,468	5,865	24,408	11,189
Net assets applicable to Variable Life contracts in accumulation period	91,114,903	103,544,206	8,151,480	19,766,743	16,472,107
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$91,114,903	$103,544,206	$8,151,480	$19,766,743	$16,472,107
(1) Investment shares	3,134,328	2,745,802	442,005	3,991,122	570,407
(2) Investments, at cost	$90,373,185	$86,796,211	$6,451,412	$19,300,114	$11,047,690

See accompanying notes to financial statements.

26	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$14,047,461	$17,610
Dividends receivable	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,293	—
Receivable for share redemptions	18,373	—
Total assets	14,067,127	17,610

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,476	—
Minimum death benefit guarantee risk charge	—	—
Contract terminations	1,421	—
Payable for investments purchased	1,293	—
Total liabilities	11,190	—
Net assets applicable to Variable Life contracts in accumulation period	14,055,937	17,610
Net assets applicable to seed money	—	—
Total net assets	$14,055,937	$17,610
(1) Investment shares	1,410,388	2,317
(2) Investments, at cost	$12,020,622	$19,759

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	27

Statements of Operations

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$1,865	$271,318	$1,638,909	$—	$3,461
Variable account expenses	1,065	179,911	360,244	30,985	5,206
Investment income (loss) — net	800	91,407	1,278,665	(30,985)	(1,745)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	474,680	7,896,782	10,873,522	1,134,176	228,770
Cost of investments sold	497,066	6,085,371	11,268,148	828,773	236,757
Net realized gain (loss) on sales of investments	(22,386)	1,811,411	(394,626)	305,403	(7,987)
Distributions from capital gains	18,611	—	—	—	18,613
Net change in unrealized appreciation or depreciation of investments	11,221	91,763	(4,340,579)	303,431	(117,668)
Net gain (loss) on investments	7,446	1,903,174	(4,735,205)	608,834	(107,042)
Net increase (decrease) in net assets resulting from operations	$8,246	$1,994,581	$(3,456,540)	$577,849	$(108,787)

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$262,567	$143,109	$945,876	$412,511	$31,194
Variable account expenses	93,020	72,513	371,431	222,391	1,569
Investment income (loss) — net	169,547	70,596	574,445	190,120	29,625

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,794,517	3,570,483	7,380,157	9,430,117	81,013
Cost of investments sold	1,377,797	2,924,769	5,218,430	7,411,136	80,508
Net realized gain (loss) on sales of investments	416,720	645,714	2,161,727	2,018,981	505
Distributions from capital gains	—	—	—	—	114,471
Net change in unrealized appreciation or depreciation of investments	(1,540,170)	(1,327,384)	4,446,992	1,166,054	(146,534)
Net gain (loss) on investments	(1,123,450)	(681,670)	6,608,719	3,185,035	(31,558)
Net increase (decrease) in net assets resulting from operations	$(953,903)	$(611,074)	$7,183,164	$3,375,155	$(1,933)

Year ended Dec. 31, 2014 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2
Investment income
Dividend income	$124,858	$—	$76	$5,557	$—
Variable account expenses	52,991	1,348,730	—	379,022	—
Investment income (loss) — net	71,867	(1,348,730)	76	(373,465)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,372,655	20,453,634	1,633,001	20,845,629	1,090
Cost of investments sold	1,198,623	14,405,178	1,633,001	20,842,900	1,139
Net realized gain (loss) on sales of investments	174,032	6,048,456	—	2,729	(49)
Distributions from capital gains	545,816	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(133,217)	10,062,486	—	(2,728)	(5,155)
Net gain (loss) on investments	586,631	16,110,942	—	1	(5,204)
Net increase (decrease) in net assets resulting from operations	$658,498	$14,762,212	$76	$(373,464)	$(5,204)

See accompanying notes to financial statements.

28	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Contrarian Core, Cl 2	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
Investment income
Dividend income	$—	$32	$5,174	$2,900,733	$—
Variable account expenses	—	—	—	802,967	—
Investment income (loss) — net	—	32	5,174	2,097,766	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	22,859	282	24,251	23,908,780	103,392
Cost of investments sold	21,978	281	24,894	24,650,256	92,581
Net realized gain (loss) on sales of investments	881	1	(643)	(741,476)	10,811
Distributions from capital gains	—	—	992	528,001	—
Net change in unrealized appreciation or depreciation of investments	11,386	148	4,368	3,161,465	52,872
Net gain (loss) on investments	12,267	149	4,717	2,947,990	63,683
Net increase (decrease) in net assets resulting from operations	$12,267	$181	$9,891	$5,045,756	$63,683

Year ended Dec. 31, 2014 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
Investment income
Dividend income	$—	$1,923	$984	$113,024	$—
Variable account expenses	1,605,203	—	—	338,210	—
Investment income (loss) — net	(1,605,203)	1,923	984	(225,186)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	39,512,135	3,477	62,326	8,657,945	28,549
Cost of investments sold	27,036,088	3,475	62,555	7,865,751	29,825
Net realized gain (loss) on sales of investments	12,476,047	2	(229)	792,194	(1,276)
Distributions from capital gains	—	133	1,671	146,710	5,888
Net change in unrealized appreciation or depreciation of investments	8,816,845	(4,690)	(28,016)	(2,067,451)	(4,424)
Net gain (loss) on investments	21,292,892	(4,555)	(26,574)	(1,128,547)	188
Net increase (decrease) in net assets resulting from operations	$19,687,689	$(2,632)	$(25,590)	$(1,353,733)	$188

Year ended Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Investment income
Dividend income	$—	$29,515	$4,134,802	$—	$—
Variable account expenses	225,857	—	461,850	60,626	131,317
Investment income (loss) — net	(225,857)	29,515	3,672,952	(60,626)	(131,317)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,680,622	55,337	13,197,238	2,182,663	4,314,966
Cost of investments sold	8,072,441	56,438	12,171,341	2,268,475	4,594,943
Net realized gain (loss) on sales of investments	(391,819)	(1,101)	1,025,897	(85,812)	(279,977)
Distributions from capital gains	1,333,242	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(603,034)	(22,980)	(2,817,505)	382,219	956,418
Net gain (loss) on investments	338,389	(24,081)	(1,791,608)	296,407	676,441
Net increase (decrease) in net assets resulting from operations	$112,532	$5,434	$1,881,344	$235,781	$545,124

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	29

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
Investment income
Dividend income	$4,332	$1,517,290	$—	$—	$—
Variable account expenses	—	671,661	—	326,208	—
Investment income (loss) — net	4,332	845,629	—	(326,208)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	154,259	12,264,992	164,432	9,001,537	19,790
Cost of investments sold	154,519	8,495,748	153,596	5,688,954	17,967
Net realized gain (loss) on sales of investments	(260)	3,769,244	10,836	3,312,583	1,823
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(25,704)	(12,973,932)	42,128	2,981,508	63,547
Net gain (loss) on investments	(25,964)	(9,204,688)	52,964	6,294,091	65,370
Net increase (decrease) in net assets resulting from operations	$(21,632)	$(8,359,059)	$52,964	$5,967,883	$65,370

Year ended Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(1)	Col VP Man Vol Conserv Gro, Cl 2(1)	Col VP Man Vol Gro, Cl 2(1)
Investment income
Dividend income	$—	$147	$—	$—	$—
Variable account expenses	2,228,722	2,263	1,030	5,332	33,321
Investment income (loss) — net	(2,228,722)	(2,116)	(1,030)	(5,332)	(33,321)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	36,988,708	480,583	343,179	299,421	1,420,473
Cost of investments sold	23,080,811	482,684	341,832	299,959	1,426,383
Net realized gain (loss) on sales of investments	13,907,897	(2,101)	1,347	(538)	(5,910)
Distributions from capital gains	—	176	—	—	—
Net change in unrealized appreciation or depreciation of investments	27,946,970	(11,306)	6,213	26,552	217,234
Net gain (loss) on investments	41,854,867	(13,231)	7,560	26,014	211,324
Net increase (decrease) in net assets resulting from operations	$39,626,145	$(15,347)	$6,530	$20,682	$178,003

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2(1)	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Investment income
Dividend income	$—	$15	$—	$—	$—
Variable account expenses	34,234	—	—	94,107	—
Investment income (loss) — net	(34,234)	15	—	(94,107)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	657,636	30,272	126,862	3,595,437	132,665
Cost of investments sold	651,237	30,216	122,287	2,497,101	118,908
Net realized gain (loss) on sales of investments	6,399	56	4,575	1,098,336	13,757
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	170,386	(2,968)	2,155	(80,470)	60,924
Net gain (loss) on investments	176,785	(2,912)	6,730	1,017,866	74,681
Net increase (decrease) in net assets resulting from operations	$142,551	$(2,897)	$6,730	$923,759	$74,681

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

30	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	114,557	—	376,469	—	93,773
Investment income (loss) — net	(114,557)	—	(376,469)	—	(93,773)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,466,650	104	9,529,358	73,739	2,528,601
Cost of investments sold	1,684,892	105	6,030,117	67,596	1,910,197
Net realized gain (loss) on sales of investments	781,758	(1)	3,499,241	6,143	618,404
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	908,995	111	3,677,614	48,176	772,308
Net gain (loss) on investments	1,690,753	110	7,176,855	54,319	1,390,712
Net increase (decrease) in net assets resulting from operations	$1,576,196	$110	$6,800,386	$54,319	$1,296,939

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Investment income
Dividend income	$—	$—	$5,594	$358	$495,506
Variable account expenses	—	128,543	—	—	192,520
Investment income (loss) — net	—	(128,543)	5,594	358	302,986

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	141,465	4,569,048	35,130	1,463	7,262,135
Cost of investments sold	127,819	3,066,213	35,123	1,456	7,161,005
Net realized gain (loss) on sales of investments	13,646	1,502,835	7	7	101,130
Distributions from capital gains	—	—	1,927	—	—
Net change in unrealized appreciation or depreciation of investments	(3,483)	(363,156)	(4,158)	698	996,873
Net gain (loss) on investments	10,163	1,139,679	(2,224)	705	1,098,003
Net increase (decrease) in net assets resulting from operations	$10,163	$1,011,136	$3,370	$1,063	$1,400,989

Year ended Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Investment income
Dividend income	$—	$3,081	$1,030,258	$666,549	$915,401
Variable account expenses	77,553	934	230,726	629,001	335,992
Investment income (loss) — net	(77,553)	2,147	799,532	37,548	579,409

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,434,922	57,558	12,697,341	13,655,293	7,510,220
Cost of investments sold	3,333,459	57,282	12,606,307	9,036,583	4,950,396
Net realized gain (loss) on sales of investments	(898,537)	276	91,034	4,618,710	2,559,824
Distributions from capital gains	—	1,143	—	1,855,931	14,669
Net change in unrealized appreciation or depreciation of investments	(982,629)	(5,720)	(874,644)	2,857,966	2,022,534
Net gain (loss) on investments	(1,881,166)	(4,301)	(783,610)	9,332,607	4,597,027
Net increase (decrease) in net assets resulting from operations	$(1,958,719)	$(2,154)	$15,922	$9,370,155	$5,176,436

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	31

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
Investment income
Dividend income	$490,627	$188,946	$14,522	$250,407	$170,767
Variable account expenses	228,946	734,592	583,316	124,433	115,672
Investment income (loss) — net	261,681	(545,646)	(568,794)	125,974	55,095

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,319,067	15,041,681	24,442,769	2,424,395	5,056,822
Cost of investments sold	8,703,022	11,778,074	20,188,121	2,037,336	4,549,976
Net realized gain (loss) on sales of investments	3,616,045	3,263,607	4,254,648	387,059	506,846
Distributions from capital gains	8,432	2,836,766	1,829,047	5,247	3,936
Net change in unrealized appreciation or depreciation of investments	(998,838)	925,082	(1,589,918)	(2,355,620)	(2,006,888)
Net gain (loss) on investments	2,625,639	7,025,455	4,493,777	(1,963,314)	(1,496,106)
Net increase (decrease) in net assets resulting from operations	$2,887,320	$6,479,809	$3,924,983	$(1,837,340)	$(1,441,011)

Year ended Dec. 31, 2014 (continued)	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
Investment income
Dividend income	$3,144	$229,653	$4,619	$451,881	$246,727
Variable account expenses	—	353,256	3,950	170,334	277,384
Investment income (loss) — net	3,144	(123,603)	669	281,547	(30,657)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,512	8,786,120	51,740	5,472,552	8,688,183
Cost of investments sold	7,456	10,573,586	52,465	4,281,308	5,916,108
Net realized gain (loss) on sales of investments	56	(1,787,466)	(725)	1,191,244	2,772,075
Distributions from capital gains	1,259	—	—	117,493	2,975,114
Net change in unrealized appreciation or depreciation of investments	(5,499)	8,658,837	(51,578)	(199,940)	(5,792,580)
Net gain (loss) on investments	(4,184)	6,871,371	(52,303)	1,108,797	(45,391)
Net increase (decrease) in net assets resulting from operations	$(1,040)	$6,747,768	$(51,634)	$1,390,344	$(76,048)

Year ended Dec. 31, 2014 (continued)	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor(1)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Investment income
Dividend income	$5,539	$1,073,647	$3,078	$41,806	$623,765
Variable account expenses	1,765	731,756	484	32,087	296,823
Investment income (loss) — net	3,774	341,891	2,594	9,719	326,942

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	19,343	18,249,534	164,068	1,137,764	6,797,720
Cost of investments sold	19,485	13,348,440	165,811	909,300	4,750,331
Net realized gain (loss) on sales of investments	(142)	4,901,094	(1,743)	228,464	2,047,389
Distributions from capital gains	—	17,879,351	49	784,985	1,984,971
Net change in unrealized appreciation or depreciation of investments	(22,128)	(10,261,594)	(5,426)	(691,740)	1,899,609
Net gain (loss) on investments	(22,270)	12,518,851	(7,120)	321,709	5,931,969
Net increase (decrease) in net assets resulting from operations	$(18,496)	$12,860,742	$(4,526)	$331,428	$6,258,911

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

32	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Investment income
Dividend income	$4,717	$—	$—	$114,285	$1,140,531
Variable account expenses	64,877	74,539	1,847	70,384	970,510
Investment income (loss) — net	(60,160)	(74,539)	(1,847)	43,901	170,021

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,213,360	2,912,760	21,922	1,724,719	14,926,544
Cost of investments sold	1,659,452	2,169,006	22,379	1,262,863	9,154,392
Net realized gain (loss) on sales of investments	553,908	743,754	(457)	461,856	5,772,152
Distributions from capital gains	—	—	24,528	—	636,780
Net change in unrealized appreciation or depreciation of investments	326,020	33,349	(16,848)	327,113	3,075,384
Net gain (loss) on investments	879,928	777,103	7,223	788,969	9,484,316
Net increase (decrease) in net assets resulting from operations	$819,768	$702,564	$5,376	$832,870	$9,654,337

Year ended Dec. 31, 2014 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$173,250	$331,952	$—	$—	$—
Variable account expenses	68,301	149,265	46,331	28,588	56,710
Investment income (loss) — net	104,949	182,687	(46,331)	(28,588)	(56,710)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,945,224	2,062,838	1,357,791	1,394,386	1,707,030
Cost of investments sold	1,506,470	1,592,421	1,020,165	1,059,328	1,372,188
Net realized gain (loss) on sales of investments	438,754	470,417	337,626	335,058	334,842
Distributions from capital gains	—	—	—	—	670,653
Net change in unrealized appreciation or depreciation of investments	549,231	(810,306)	239,533	(58,683)	(196,588)
Net gain (loss) on investments	987,985	(339,889)	577,159	276,375	808,907
Net increase (decrease) in net assets resulting from operations	$1,092,934	$(157,202)	$530,828	$247,787	$752,197

Year ended Dec. 31, 2014 (continued)	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Investment income
Dividend income	$814	$3,569	$311	$4,595	$—
Variable account expenses	2,691	58,727	—	—	87,745
Investment income (loss) — net	(1,877)	(55,158)	311	4,595	(87,745)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	84,602	1,321,981	6,155	11,554	2,182,548
Cost of investments sold	89,684	839,290	6,114	11,388	1,414,894
Net realized gain (loss) on sales of investments	(5,082)	482,691	41	166	767,654
Distributions from capital gains	21,581	745,191	—	3,068	836,477
Net change in unrealized appreciation or depreciation of investments	(65,265)	(992)	(166)	(3,677)	(385,824)
Net gain (loss) on investments	(48,766)	1,226,890	(125)	(443)	1,218,307
Net increase (decrease) in net assets resulting from operations	$(50,643)	$1,171,732	$186	$4,152	$1,130,562

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	33

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Investment income
Dividend income	$21,555	$1,596,421	$3,337	$92,222	$—
Variable account expenses	70,442	351,667	1,322	214,871	163,147
Investment income (loss) — net	(48,887)	1,244,754	2,015	(122,649)	(163,147)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,841,627	8,660,557	471,032	5,540,964	6,481,690
Cost of investments sold	1,300,906	9,013,244	479,714	3,599,640	5,366,061
Net realized gain (loss) on sales of investments	540,721	(352,687)	(8,682)	1,941,324	1,115,629
Distributions from capital gains	700,251	5,393,265	32,869	1,862,610	5,460,619
Net change in unrealized appreciation or depreciation of investments	(94,020)	(12,948,880)	(24,940)	(472,346)	(8,772,725)
Net gain (loss) on investments	1,146,952	(7,908,302)	(753)	3,331,588	(2,196,477)
Net increase (decrease) in net assets resulting from operations	$1,098,065	$(6,663,548)	$1,262	$3,208,939	$(2,359,624)

Year ended Dec. 31, 2014 (continued)	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(1)	NB AMT Soc Responsive, Cl S
Investment income
Dividend income	$604,283	$92,121	$—	$—	$83
Variable account expenses	223,115	90,483	66,987	226	—
Investment income (loss) — net	381,168	1,638	(66,987)	(226)	83

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,369,336	2,840,945	2,945,513	1,195	76,983
Cost of investments sold	4,321,122	2,360,818	2,734,673	1,195	73,284
Net realized gain (loss) on sales of investments	1,048,214	480,127	210,840	—	3,699
Distributions from capital gains	1,164,762	—	1,381,425	—	—
Net change in unrealized appreciation or depreciation of investments	576,302	1,026,568	(1,494,152)	619	1,706
Net gain (loss) on investments	2,789,278	1,506,695	98,113	619	5,405
Net increase (decrease) in net assets resulting from operations	$3,170,446	$1,508,333	$31,126	$393	$5,488

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Investment income
Dividend income	$115,076	$2,071,611	$81,997	$1,480,626	$1,917
Variable account expenses	95,336	391,888	92,978	210,885	—
Investment income (loss) — net	19,740	1,679,723	(10,981)	1,269,741	1,917

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,225,523	9,986,869	2,832,670	10,279,931	6,702
Cost of investments sold	1,829,907	9,791,096	2,224,392	10,203,748	7,131
Net realized gain (loss) on sales of investments	395,616	195,773	608,278	76,183	(429)
Distributions from capital gains	605,479	—	1,819,923	—	—
Net change in unrealized appreciation or depreciation of investments	(840,155)	(927,823)	(1,037,300)	(1,266,157)	1,330
Net gain (loss) on investments	160,940	(732,050)	1,390,901	(1,189,974)	901
Net increase (decrease) in net assets resulting from operations	$180,680	$947,673	$1,379,920	$79,767	$2,818

See accompanying notes to financial statements.

34	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
Investment income
Dividend income	$4,412	$1,096,832	$569,538	$35,762	$514,347
Variable account expenses	481	91,419	56,656	27,592	709,155
Investment income (loss) — net	3,931	1,005,413	512,882	8,170	(194,808)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	52,247	1,988,216	1,681,779	1,352,612	10,532,801
Cost of investments sold	52,175	1,612,404	1,660,885	1,288,365	7,171,915
Net realized gain (loss) on sales of investments	72	375,812	20,894	64,247	3,360,886
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	115	1,627,908	(435,862)	(392,896)	9,048,724
Net gain (loss) on investments	187	2,003,720	(414,968)	(328,649)	12,409,610
Net increase (decrease) in net assets resulting from operations	$4,118	$3,009,133	$97,914	$(320,479)	$12,214,802

Year ended Dec. 31, 2014 (continued)	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Investment income
Dividend income	$24,982	$—	$1,180,650	$14	$—
Variable account expenses	43,203	273,499	243,803	386	961,645
Investment income (loss) — net	(18,221)	(273,499)	936,847	(372)	(961,645)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,486,575	7,173,242	5,187,102	4,848	17,593,995
Cost of investments sold	1,005,604	5,965,620	4,737,008	5,088	14,155,816
Net realized gain (loss) on sales of investments	480,971	1,207,622	450,094	(240)	3,438,179
Distributions from capital gains	—	3,379,585	—	—	—
Net change in unrealized appreciation or depreciation of investments	501,025	(6,393,892)	129,942	(48,712)	4,687,595
Net gain (loss) on investments	981,996	(1,806,685)	580,036	(48,952)	8,125,774
Net increase (decrease) in net assets resulting from operations	$963,775	$(2,080,184)	$1,516,883	$(49,324)	$7,164,129

Year ended Dec. 31, 2014 (continued)	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Investment income
Dividend income	$—	$139	$155	$—	$—
Variable account expenses	2,603,500	—	—	—	93,744
Investment income (loss) — net	(2,603,500)	139	155	—	(93,744)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	46,637,795	2,917	3,804	20,383	4,017,223
Cost of investments sold	32,997,705	2,902	4,008	20,724	4,175,908
Net realized gain (loss) on sales of investments	13,640,090	15	(204)	(341)	(158,685)
Distributions from capital gains	—	9	708	—	—
Net change in unrealized appreciation or depreciation of investments	4,931,036	581	1,180	7,473	1,240,194
Net gain (loss) on investments	18,571,126	605	1,684	7,132	1,081,509
Net increase (decrease) in net assets resulting from operations	$15,967,626	$744	$1,839	$7,132	$987,765
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	35

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
Investment income
Dividend income	$11,387	$—	$—	$—	$4,837
Variable account expenses	—	—	116,687	214,494	—
Investment income (loss) — net	11,387	—	(116,687)	(214,494)	4,837

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	44,867	34,733	7,966,038	15,402,920	27,134
Cost of investments sold	46,225	32,354	7,356,581	13,786,756	26,539
Net realized gain (loss) on sales of investments	(1,358)	2,379	609,457	1,616,164	595
Distributions from capital gains	38,340	—	—	—	8,794
Net change in unrealized appreciation or depreciation of investments	(89,526)	12,338	79,456	(388,335)	(41,839)
Net gain (loss) on investments	(52,544)	14,717	688,913	1,227,829	(32,450)
Net increase (decrease) in net assets resulting from operations	$(41,157)	$14,717	$572,226	$1,013,335	$(27,613)

Year ended Dec. 31, 2014 (continued)	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2
Investment income
Dividend income	$15,483	$—	$—	$4,732	$116
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	15,483	—	—	4,732	116

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	124,018	454	3,707	37,281	1,419
Cost of investments sold	126,621	455	3,303	38,120	1,421
Net realized gain (loss) on sales of investments	(2,603)	(1)	404	(839)	(2)
Distributions from capital gains	3,439	—	—	21,623	6
Net change in unrealized appreciation or depreciation of investments	(15,603)	(5,356)	6,565	(28,889)	217
Net gain (loss) on investments	(14,767)	(5,357)	6,969	(8,105)	221
Net increase (decrease) in net assets resulting from operations	$716	$(5,357)	$6,969	$(3,373)	$337

Year ended Dec. 31, 2014 (continued)	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	—	2,210,437	5,406,805
Investment income (loss) — net	—	—	—	(2,210,437)	(5,406,805)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	30,401	1,817	106,911	39,509,812	121,459,798
Cost of investments sold	27,929	1,615	97,004	32,821,817	90,223,655
Net realized gain (loss) on sales of investments	2,472	202	9,907	6,687,995	31,236,143
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	13,546	2,944	11,573	9,027,296	4,443,378
Net gain (loss) on investments	16,018	3,146	21,480	15,715,291	35,679,521
Net increase (decrease) in net assets resulting from operations	$16,018	$3,146	$21,480	$13,504,854	$30,272,716

See accompanying notes to financial statements.

36	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$12,381
Variable account expenses	2,763,147	8,574,147	436,994	748,890	—
Investment income (loss) — net	(2,763,147)	(8,574,147)	(436,994)	(748,890)	12,381

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	40,441,204	149,659,018	18,173,484	33,639,113	90,418
Cost of investments sold	32,809,127	105,424,791	15,835,656	27,628,573	98,224
Net realized gain (loss) on sales of investments	7,632,077	44,234,227	2,337,828	6,010,540	(7,806)
Distributions from capital gains	—	—	—	—	94,634
Net change in unrealized appreciation or depreciation of investments	13,124,649	12,875,688	459,822	(1,215,680)	(30,735)
Net gain (loss) on investments	20,756,726	57,109,915	2,797,650	4,794,860	56,093
Net increase (decrease) in net assets resulting from operations	$17,993,579	$48,535,768	$2,360,656	$4,045,970	$68,474

Year ended Dec. 31, 2014 (continued)	VP Multi- Mgr Div Inc, Cl 2(1)	VP Multi- Mgr Int Rate Adapt, Cl 2(1)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Investment income
Dividend income	$87	$1,123	$—	$—	$—
Variable account expenses	39	468	—	—	—
Investment income (loss) — net	48	655	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	211	2,304	19,233	56,778	5,795
Cost of investments sold	211	2,315	17,289	55,219	5,664
Net realized gain (loss) on sales of investments	—	(11)	1,944	1,559	131
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(127)	(1,359)	7,933	4,021	509
Net gain (loss) on investments	(127)	(1,370)	9,877	5,580	640
Net increase (decrease) in net assets resulting from operations	$(79)	$(715)	$9,877	$5,580	$640

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2
Investment income
Dividend income	$—	$—	$1,019	$381	$—
Variable account expenses	—	121,906	—	—	—
Investment income (loss) — net	—	(121,906)	1,019	381	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,772	5,729,911	17,132	409	35,462
Cost of investments sold	6,392	3,482,714	16,483	396	31,693
Net realized gain (loss) on sales of investments	380	2,247,197	649	13	3,769
Distributions from capital gains	—	—	5,612	8	—
Net change in unrealized appreciation or depreciation of investments	1,341	(1,917,938)	(13,979)	(555)	3,448
Net gain (loss) on investments	1,721	329,259	(7,718)	(534)	7,217
Net increase (decrease) in net assets resulting from operations	$1,721	$207,353	$(6,699)	$(153)	$7,217

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	37

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Investment income
Dividend income	$—	$56	$—	$—	$25
Variable account expenses	39,520	—	—	23,976	—
Investment income (loss) — net	(39,520)	56	—	(23,976)	25

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,551,370	1,478	66,598	823,087	2,680
Cost of investments sold	1,121,020	1,462	56,656	612,065	2,671
Net realized gain (loss) on sales of investments	430,350	16	9,942	211,022	9
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	187,934	738	5,713	177,168	44
Net gain (loss) on investments	618,284	754	15,655	388,190	53
Net increase (decrease) in net assets resulting from operations	$578,764	$810	$15,655	$364,214	$78

Year ended Dec. 31, 2014 (continued)	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
Investment income
Dividend income	$1,431,197	$—	$105,240	$577,305	$9,392
Variable account expenses	691,090	721,401	54,256	129,659	119,631
Investment income (loss) — net	740,107	(721,401)	50,984	447,646	(110,239)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	16,976,082	21,773,169	1,916,906	3,198,010	5,185,798
Cost of investments sold	14,200,000	16,729,301	1,505,599	2,881,163	3,409,638
Net realized gain (loss) on sales of investments	2,776,082	5,043,868	411,307	316,847	1,776,160
Distributions from capital gains	10,959,720	12,907,246	—	498,020	—
Net change in unrealized appreciation or depreciation of investments	(19,346,003)	(13,188,419)	631,951	(2,576,246)	(135,427)
Net gain (loss) on investments	(5,610,201)	4,762,695	1,043,258	(1,761,379)	1,640,733
Net increase (decrease) in net assets resulting from operations	$(4,870,094)	$4,041,294	$1,094,242	$(1,313,733)	$1,530,494

Year ended Dec. 31, 2014 (continued)				WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income				$—	$1,220
Variable account expenses				102,371	—
Investment income (loss) — net				(102,371)	1,220

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales				4,381,637	3,344
Cost of investments sold				3,609,974	3,315
Net realized gain (loss) on sales of investments				771,663	29
Distributions from capital gains				1,355,381	—
Net change in unrealized appreciation or depreciation of investments				(2,542,962)	(2,037)
Net gain (loss) on investments				(415,918)	(2,008)
Net increase (decrease) in net assets resulting from operations				$(518,289)	$(788)

See accompanying notes to financial statements.

38	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$800	$91,407	$1,278,665	$(30,985)	$(1,745)
Net realized gain (loss) on sales of investments	(22,386)	1,811,411	(394,626)	305,403	(7,987)
Distributions from capital gains	18,611	—	—	—	18,613
Net change in unrealized appreciation or depreciation of investments	11,221	91,763	(4,340,579)	303,431	(117,668)
Net increase (decrease) in net assets resulting from operations	8,246	1,994,581	(3,456,540)	577,849	(108,787)

Contract transactions
Contract purchase payments	9,346	1,478,837	3,819,596	202,094	137,522
Net transfers(1)	565,156	(29,184)	(128,381)	842,758	3,287,165
Transfers for policy loans	(95,549)	(358,697)	(428,173)	(41,165)	(26,744)
Policy charges	(985)	(604,582)	(1,500,632)	(99,443)	(23,124)
Contract terminations:
Surrender benefits	(302)	(1,503,831)	(3,356,893)	(259,562)	(38,704)
Death benefits	—	—	(10,405)	—	—
Increase (decrease) from contract transactions	477,666	(1,017,457)	(1,604,888)	644,682	3,336,115
Net assets at beginning of year	76	23,933,134	49,997,860	3,892,621	5,120
Net assets at end of year	$485,988	$24,910,258	$44,936,432	$5,115,152	$3,232,448

Accumulation unit activity
Units outstanding at beginning of year	—	12,845,996	29,802,308	2,444,317	4,668
Contract purchase payments	8,621	778,720	2,315,059	129,404	125,647
Net transfers(1)	569,873	(353,938)	(31,285)	431,114	3,173,899
Transfers for policy loans	(95,850)	(176,416)	(251,859)	(26,196)	(24,514)
Policy charges	(937)	(313,980)	(904,429)	(62,288)	(22,137)
Contract terminations:
Surrender benefits	—	(815,798)	(2,035,512)	(156,512)	(36,355)
Death benefits	—	—	(6,531)	—	—
Units outstanding at end of year	481,707	11,964,584	28,887,751	2,759,839	3,221,208

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$169,547	$70,596	$574,445	$190,120	$29,625
Net realized gain (loss) on sales of investments	416,720	645,714	2,161,727	2,018,981	505
Distributions from capital gains	—	—	—	—	114,471
Net change in unrealized appreciation or depreciation of investments	(1,540,170)	(1,327,384)	4,446,992	1,166,054	(146,534)
Net increase (decrease) in net assets resulting from operations	(953,903)	(611,074)	7,183,164	3,375,155	(1,933)

Contract transactions
Contract purchase payments	618,744	677,916	2,210,494	1,818,866	243,310
Net transfers(1)	99,539	63,789	(1,546,023)	(1,038,893)	1,061,883
Transfers for policy loans	(66,192)	(93,225)	(452,504)	(341,164)	(40,352)
Policy charges	(410,565)	(277,678)	(1,976,562)	(774,631)	(29,182)
Contract terminations:
Surrender benefits	(907,126)	(570,669)	(3,652,880)	(1,730,570)	(1,365)
Death benefits	(4,375)	—	(27,700)	(17,295)	—
Increase (decrease) from contract transactions	(669,975)	(199,867)	(5,445,175)	(2,083,687)	1,234,294
Net assets at beginning of year	16,286,133	9,533,591	60,881,167	29,107,303	202,781
Net assets at end of year	$14,662,255	$8,722,650	$62,619,156	$30,398,771	$1,435,142

Accumulation unit activity
Units outstanding at beginning of year	9,611,812	5,391,062	26,850,624	15,792,926	171,378
Contract purchase payments	370,114	400,741	928,036	994,587	206,511
Net transfers(1)	(17,179)	688,989	(630,201)	1,225,160	1,035,366
Transfers for policy loans	(38,155)	(59,788)	(189,304)	(188,147)	(40,087)
Policy charges	(259,537)	(166,040)	(821,048)	(422,717)	(25,203)
Contract terminations:
Surrender benefits	(516,055)	(378,182)	(1,538,306)	(994,691)	(1,174)
Death benefits	(2,813)	—	(12,020)	(8,238)	—
Units outstanding at end of year	9,148,187	5,876,782	24,587,781	16,398,880	1,346,791

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$71,867	$(1,348,730)	$76	$(373,465)	$—
Net realized gain (loss) on sales of investments	174,032	6,048,456	—	2,729	(49)
Distributions from capital gains	545,816	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(133,217)	10,062,486	—	(2,728)	(5,155)
Net increase (decrease) in net assets resulting from operations	658,498	14,762,212	76	(373,464)	(5,204)

Contract transactions
Contract purchase payments	433,614	9,106,531	505,577	9,683,853	3,181
Net transfers(1)	317,985	1,923,007	1,500	(3,464,160)	21,140
Transfers for policy loans	(31,739)	(223,188)	1,914	352,765	—
Policy charges	(229,740)	(11,243,566)	(95,694)	(6,618,407)	(730)
Contract terminations:
Surrender benefits	(433,160)	(9,873,276)	(87)	(6,738,088)	(77)
Death benefits	—	(188,637)	—	(1,015,559)	—
Increase (decrease) from contract transactions	56,960	(10,499,129)	413,210	(7,799,596)	23,514
Net assets at beginning of year	7,427,712	164,893,013	393,322	60,526,366	92
Net assets at end of year	$8,143,170	$169,156,096	$806,608	$52,353,306	$18,402

Accumulation unit activity
Units outstanding at beginning of year	4,601,444	106,368,321	391,208	57,235,369	19
Contract purchase payments	261,951	5,729,923	505,530	9,128,695	3,224
Net transfers(1)	117,390	356,240	1,509	(2,558,911)	21,210
Transfers for policy loans	(18,542)	(120,114)	1,914	348,941	—
Policy charges	(138,186)	(7,123,996)	(95,685)	(6,254,645)	(797)
Contract terminations:
Surrender benefits	(240,666)	(6,097,150)	(87)	(6,538,454)	—
Death benefits	—	(107,332)	—	(936,666)	—
Units outstanding at end of year	4,583,391	99,005,892	804,389	50,424,329	23,656

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Contrarian Core, Cl 2	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
Operations
Investment income (loss) — net	$—	$32	$5,174	$2,097,766	$—
Net realized gain (loss) on sales of investments	881	1	(643)	(741,476)	10,811
Distributions from capital gains	—	—	992	528,001	—
Net change in unrealized appreciation or depreciation of investments	11,386	148	4,368	3,161,465	52,872
Net increase (decrease) in net assets resulting from operations	12,267	181	9,891	5,045,756	63,683

Contract transactions
Contract purchase payments	70,015	7,006	44,794	6,576,499	221,414
Net transfers(1)	114,685	21,226	64,003	(4,606,669)	222,733
Transfers for policy loans	(2,429)	—	(5,723)	121,845	—
Policy charges	(7,139)	(396)	(13,454)	(5,568,916)	(36,553)
Contract terminations:
Surrender benefits	(11)	(77)	(698)	(8,253,171)	—
Death benefits	—	—	—	(46,847)	—
Increase (decrease) from contract transactions	175,121	27,759	88,922	(11,777,259)	407,594
Net assets at beginning of year	9,083	100	173,474	114,413,967	532,057
Net assets at end of year	$196,471	$28,040	$272,287	$107,682,464	$1,003,334

Accumulation unit activity
Units outstanding at beginning of year	8,283	26	174,808	73,135,355	409,883
Contract purchase payments	60,054	6,760	43,564	4,066,344	160,804
Net transfers(1)	98,651	20,320	61,748	(466,228)	160,057
Transfers for policy loans	(1,985)	—	(5,539)	9,492	—
Policy charges	(6,019)	(381)	(13,082)	(3,409,694)	(26,736)
Contract terminations:
Surrender benefits	—	—	(680)	(5,273,106)	—
Death benefits	—	—	—	(29,717)	—
Units outstanding at end of year	158,984	26,725	260,819	68,032,446	704,008

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
Operations
Investment income (loss) — net	$(1,605,203)	$1,923	$984	$(225,186)	$—
Net realized gain (loss) on sales of investments	12,476,047	2	(229)	792,194	(1,276)
Distributions from capital gains	—	133	1,671	146,710	5,888
Net change in unrealized appreciation or depreciation of investments	8,816,845	(4,690)	(28,016)	(2,067,451)	(4,424)
Net increase (decrease) in net assets resulting from operations	19,687,689	(2,632)	(25,590)	(1,353,733)	188

Contract transactions
Contract purchase payments	12,004,349	3,394	209,149	3,167,884	32,151
Net transfers(1)	(7,372,676)	78,055	209,866	(1,170,228)	(7,260)
Transfers for policy loans	(2,216,700)	—	(2,075)	(359,891)	(925)
Policy charges	(7,164,978)	(839)	(30,419)	(1,371,358)	(5,181)
Contract terminations:
Surrender benefits	(12,370,471)	(73)	(730)	(2,476,687)	(57)
Death benefits	(77,181)	—	—	(15,000)	—
Increase (decrease) from contract transactions	(17,197,657)	80,537	385,791	(2,225,280)	18,728
Net assets at beginning of year	222,854,122	5,468	403,047	48,358,659	118,829
Net assets at end of year	$225,344,154	$83,373	$763,248	$44,779,646	$137,745

Accumulation unit activity
Units outstanding at beginning of year	103,365,208	5,370	359,644	20,895,105	126,696
Contract purchase payments	5,370,786	3,258	185,193	1,361,242	33,167
Net transfers(1)	(1,832,576)	73,997	182,088	649,314	(7,502)
Transfers for policy loans	(991,013)	—	(1,759)	(155,791)	(952)
Policy charges	(3,190,460)	(798)	(26,730)	(590,869)	(5,358)
Contract terminations:
Surrender benefits	(5,620,452)	—	(598)	(1,145,013)	(62)
Death benefits	(33,163)	—	—	(6,130)	—
Units outstanding at end of year	97,068,330	81,827	697,838	21,007,858	145,989

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$(225,857)	$29,515	$3,672,952	$(60,626)	$(131,317)
Net realized gain (loss) on sales of investments	(391,819)	(1,101)	1,025,897	(85,812)	(279,977)
Distributions from capital gains	1,333,242	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(603,034)	(22,980)	(2,817,505)	382,219	956,418
Net increase (decrease) in net assets resulting from operations	112,532	5,434	1,881,344	235,781	545,124

Contract transactions
Contract purchase payments	1,662,577	184,995	3,205,144	510,362	815,062
Net transfers(1)	(2,092,336)	295,991	506,972	183,060	(821,610)
Transfers for policy loans	(195,019)	(2,976)	(617,465)	(110,733)	(93,146)
Policy charges	(1,074,404)	(20,375)	(2,253,806)	(239,978)	(594,355)
Contract terminations:
Surrender benefits	(1,738,628)	(1,394)	(3,242,724)	(344,225)	(981,598)
Death benefits	(14,378)	—	(28,490)	(214)	(1,596)
Increase (decrease) from contract transactions	(3,452,188)	456,241	(2,430,369)	(1,728)	(1,677,243)
Net assets at beginning of year	33,218,255	159,043	64,564,211	8,255,753	18,276,152
Net assets at end of year	$29,878,599	$620,718	$64,015,186	$8,489,806	$17,144,033

Accumulation unit activity
Units outstanding at beginning of year	21,614,712	143,175	29,769,303	9,161,925	10,334,078
Contract purchase payments	1,032,470	161,171	1,449,007	539,294	449,722
Net transfers(1)	(16,235)	257,030	1,432,013	132,522	(377,634)
Transfers for policy loans	(134,099)	(2,572)	(281,870)	(119,090)	(48,941)
Policy charges	(681,250)	(17,751)	(1,019,969)	(256,214)	(326,333)
Contract terminations:
Surrender benefits	(1,147,539)	(1,226)	(1,507,992)	(371,324)	(533,037)
Death benefits	(8,509)	—	(12,399)	(230)	(799)
Units outstanding at end of year	20,659,550	539,827	29,828,093	9,086,883	9,497,056

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
Operations
Investment income (loss) — net	$4,332	$845,629	$—	$(326,208)	$—
Net realized gain (loss) on sales of investments	(260)	3,769,244	10,836	3,312,583	1,823
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(25,704)	(12,973,932)	42,128	2,981,508	63,547
Net increase (decrease) in net assets resulting from operations	(21,632)	(8,359,059)	52,964	5,967,883	65,370

Contract transactions
Contract purchase payments	56,236	4,638,652	115,686	2,359,684	87,772
Net transfers(1)	(54,074)	(3,025,532)	229,538	(1,315,647)	628,085
Transfers for policy loans	(23)	(212,900)	—	(355,924)	(1,431)
Policy charges	(8,855)	(4,403,176)	(20,462)	(1,456,780)	(14,925)
Contract terminations:
Surrender benefits	—	(5,063,880)	(575)	(2,479,185)	—
Death benefits	—	(6,726)	—	(6,299)	—
Increase (decrease) from contract transactions	(6,716)	(8,073,562)	324,187	(3,254,151)	699,501
Net assets at beginning of year	235,555	94,264,650	246,313	47,219,110	142,295
Net assets at end of year	$207,207	$77,832,029	$623,464	$49,932,842	$907,166

Accumulation unit activity
Units outstanding at beginning of year	176,883	72,950,963	187,075	43,195,105	106,099
Contract purchase payments	44,349	3,778,676	83,028	2,092,868	60,988
Net transfers(1)	(43,763)	(3,320,555)	160,732	(4,476,999)	432,192
Transfers for policy loans	(13)	(162,570)	—	(363,210)	(1,057)
Policy charges	(6,985)	(3,681,365)	(14,766)	(1,245,395)	(10,429)
Contract terminations:
Surrender benefits	—	(4,089,795)	(421)	(2,048,133)	—
Death benefits	—	(6,045)	—	(7,489)	—
Units outstanding at end of year	170,471	65,469,309	415,648	37,146,747	587,793

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(2)	Col VP Man Vol Conserv Gro, Cl 2(2)	Col VP Man Vol Gro, Cl 2(2)
Operations
Investment income (loss) — net	$(2,228,722)	$(2,116)	$(1,030)	$(5,332)	$(33,321)
Net realized gain (loss) on sales of investments	13,907,897	(2,101)	1,347	(538)	(5,910)
Distributions from capital gains	—	176	—	—	—
Net change in unrealized appreciation or depreciation of investments	27,946,970	(11,306)	6,213	26,552	217,234
Net increase (decrease) in net assets resulting from operations	39,626,145	(15,347)	6,530	20,682	178,003

Contract transactions
Contract purchase payments	16,970,440	124,108	224	41,336	557,606
Net transfers(1)	(5,608,393)	713,872	328,125	2,398,954	18,993,866
Transfers for policy loans	(1,415,694)	(1,231)	130,900	131,633	(199,398)
Policy charges	(17,797,687)	(4,200)	(3,671)	(21,952)	(84,687)
Contract terminations:
Surrender benefits	(17,179,717)	(302)	(87,792)	(29,727)	(223,854)
Death benefits	(194,174)	—	—	—	—
Increase (decrease) from contract transactions	(25,225,225)	832,247	367,786	2,520,244	19,043,533
Net assets at beginning of year	292,031,897	6,943	—	—	—
Net assets at end of year	$306,432,817	$823,843	$374,316	$2,540,926	$19,221,536

Accumulation unit activity
Units outstanding at beginning of year	215,895,365	6,677	—	—	—
Contract purchase payments	12,020,607	127,916	175	41,177	557,614
Net transfers(1)	(7,353,326)	736,650	330,883	2,397,738	19,005,696
Transfers for policy loans	(788,935)	(1,291)	130,466	131,215	(201,819)
Policy charges	(13,219,594)	(4,325)	(3,655)	(21,895)	(84,689)
Contract terminations:
Surrender benefits	(12,152,834)	—	(86,873)	(29,385)	(222,125)
Death benefits	(137,076)	—	—	—	—
Units outstanding at end of year	194,264,207	865,627	370,996	2,518,850	19,054,677

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

46	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2(2)	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(34,234)	$15	$—	$(94,107)	$—
Net realized gain (loss) on sales of investments	6,399	56	4,575	1,098,336	13,757
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	170,386	(2,968)	2,155	(80,470)	60,924
Net increase (decrease) in net assets resulting from operations	142,551	(2,897)	6,730	923,759	74,681

Contract transactions
Contract purchase payments	657,587	28,818	39,488	838,114	160,590
Net transfers(1)	15,780,427	1,738	53,296	(519,999)	335,292
Transfers for policy loans	(16,600)	(2,253)	(624)	(144,343)	(928)
Policy charges	(95,075)	(2,297)	(9,732)	(520,813)	(34,168)
Contract terminations:
Surrender benefits	(39)	(57)	(268)	(932,028)	(69)
Death benefits	—	—	—	(5,988)	—
Increase (decrease) from contract transactions	16,326,300	25,949	82,160	(1,285,057)	460,717
Net assets at beginning of year	—	44,109	79,166	14,814,237	482,892
Net assets at end of year	$16,468,851	$67,161	$168,056	$14,452,939	$1,018,290

Accumulation unit activity
Units outstanding at beginning of year	—	33,662	60,127	7,017,372	328,178
Contract purchase payments	658,585	22,924	29,340	392,146	102,081
Net transfers(1)	15,755,898	1,082	37,548	(351,742)	209,474
Transfers for policy loans	(16,450)	(1,797)	(460)	(68,672)	(568)
Policy charges	(94,909)	(1,837)	(7,229)	(241,282)	(21,745)
Contract terminations:
Surrender benefits	—	(47)	(196)	(466,318)	(51)
Death benefits	—	—	—	(2,776)	—
Units outstanding at end of year	16,303,124	53,987	119,130	6,278,728	617,369

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(114,557)	$—	$(376,469)	$—	$(93,773)
Net realized gain (loss) on sales of investments	781,758	(1)	3,499,241	6,143	618,404
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	908,995	111	3,677,614	48,176	772,308
Net increase (decrease) in net assets resulting from operations	1,576,196	110	6,800,386	54,319	1,296,939

Contract transactions
Contract purchase payments	762,238	2,249	3,047,803	180,046	589,848
Net transfers(1)	968,626	2,343	7,664,347	250,564	1,946,879
Transfers for policy loans	(138,972)	—	(526,289)	(4,341)	(102,682)
Policy charges	(341,366)	(179)	(1,633,807)	(21,507)	(289,972)
Contract terminations:
Surrender benefits	(515,364)	—	(3,050,447)	—	(359,641)
Death benefits	(3,987)	—	(12,993)	—	(4,524)
Increase (decrease) from contract transactions	731,175	4,413	5,488,614	404,762	1,779,908
Net assets at beginning of year	13,856,601	593	51,930,468	367,112	11,396,982
Net assets at end of year	$16,163,972	$5,116	$64,219,468	$826,193	$14,473,829

Accumulation unit activity
Units outstanding at beginning of year	7,153,950	577	30,774,258	248,943	5,992,400
Contract purchase payments	386,324	2,344	1,783,814	113,076	309,336
Net transfers(1)	376,427	2,420	2,987,633	158,475	831,514
Transfers for policy loans	(70,724)	—	(297,667)	(3,000)	(64,529)
Policy charges	(168,940)	(186)	(930,539)	(13,800)	(148,254)
Contract terminations:
Surrender benefits	(241,115)	—	(1,625,953)	—	(172,079)
Death benefits	(2,100)	—	(6,621)	—	(2,517)
Units outstanding at end of year	7,433,822	5,155	32,684,925	503,694	6,745,871

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$—	$(128,543)	$5,594	$358	$302,986
Net realized gain (loss) on sales of investments	13,646	1,502,835	7	7	101,130
Distributions from capital gains	—	—	1,927	—	—
Net change in unrealized appreciation or depreciation of investments	(3,483)	(363,156)	(4,158)	698	996,873
Net increase (decrease) in net assets resulting from operations	10,163	1,011,136	3,370	1,063	1,400,989

Contract transactions
Contract purchase payments	59,884	898,318	42,719	6,485	1,879,116
Net transfers(1)	(32,218)	346,353	140,513	35,181	(1,810,629)
Transfers for policy loans	—	(194,891)	(62)	—	(170,624)
Policy charges	(11,032)	(614,766)	(26,542)	(1,507)	(1,722,169)
Contract terminations:
Surrender benefits	—	(858,612)	—	—	(1,950,538)
Death benefits	—	(8,410)	—	—	(27,699)
Increase (decrease) from contract transactions	16,634	(432,008)	156,628	40,159	(3,802,543)
Net assets at beginning of year	200,405	19,599,218	102,497	8,882	29,657,414
Net assets at end of year	$227,202	$20,178,346	$262,495	$50,104	$27,255,860

Accumulation unit activity
Units outstanding at beginning of year	125,844	7,591,462	98,983	9,019	24,966,758
Contract purchase payments	37,347	343,423	39,693	6,362	1,542,913
Net transfers(1)	(21,463)	90,920	131,162	34,297	(1,013,783)
Transfers for policy loans	—	(82,982)	(57)	—	(136,910)
Policy charges	(6,861)	(238,126)	(24,652)	(1,482)	(1,392,244)
Contract terminations:
Surrender benefits	—	(331,520)	—	—	(1,634,871)
Death benefits	—	(3,811)	—	—	(20,681)
Units outstanding at end of year	134,867	7,369,366	245,129	48,196	22,311,182

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Operations
Investment income (loss) — net	$(77,553)	$2,147	$799,532	$37,548	$579,409
Net realized gain (loss) on sales of investments	(898,537)	276	91,034	4,618,710	2,559,824
Distributions from capital gains	—	1,143	—	1,855,931	14,669
Net change in unrealized appreciation or depreciation of investments	(982,629)	(5,720)	(874,644)	2,857,966	2,022,534
Net increase (decrease) in net assets resulting from operations	(1,958,719)	(2,154)	15,922	9,370,155	5,176,436

Contract transactions
Contract purchase payments	718,866	61,995	1,537,436	4,767,602	2,124,773
Net transfers(1)	(241,750)	679,900	(7,752,497)	(381,573)	(2,005,080)
Transfers for policy loans	(70,881)	(1,378)	(591,851)	(1,166,417)	(694,568)
Policy charges	(255,807)	(14,606)	(816,035)	(2,118,984)	(1,726,384)
Contract terminations:
Surrender benefits	(595,303)	(1,717)	(1,530,576)	(4,180,437)	(3,158,887)
Death benefits	(2,382)	—	(1,468)	(20,345)	(21,760)
Increase (decrease) from contract transactions	(447,257)	724,194	(9,154,991)	(3,100,154)	(5,481,906)
Net assets at beginning of year	11,298,379	168,751	36,214,255	86,986,750	56,285,050
Net assets at end of year	$8,892,403	$890,791	$27,075,186	$93,256,751	$55,979,580

Accumulation unit activity
Units outstanding at beginning of year	13,037,632	163,029	26,661,579	52,984,384	26,616,687
Contract purchase payments	864,391	59,308	1,150,238	2,896,603	958,643
Net transfers(1)	(645,424)	677,735	(6,005,056)	(1,557,127)	(1,060,690)
Transfers for policy loans	(78,828)	(1,330)	(426,800)	(669,607)	(282,855)
Policy charges	(300,371)	(13,764)	(614,391)	(1,266,372)	(819,524)
Contract terminations:
Surrender benefits	(671,423)	(1,449)	(1,104,422)	(2,393,818)	(1,411,931)
Death benefits	(2,373)	—	(1,195)	(13,779)	(8,603)
Units outstanding at end of year	12,203,604	883,529	19,659,953	49,980,284	23,991,727

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
Operations
Investment income (loss) — net	$261,681	$(545,646)	$(568,794)	$125,974	$55,095
Net realized gain (loss) on sales of investments	3,616,045	3,263,607	4,254,648	387,059	506,846
Distributions from capital gains	8,432	2,836,766	1,829,047	5,247	3,936
Net change in unrealized appreciation or depreciation of investments	(998,838)	925,082	(1,589,918)	(2,355,620)	(2,006,888)
Net increase (decrease) in net assets resulting from operations	2,887,320	6,479,809	3,924,983	(1,837,340)	(1,441,011)

Contract transactions
Contract purchase payments	1,985,737	4,002,410	4,932,073	876,382	1,154,200
Net transfers(1)	(712,455)	(5,578,248)	(2,555,421)	379,414	426,695
Transfers for policy loans	(481,199)	(913,205)	(1,009,185)	(54,715)	(190,166)
Policy charges	(893,126)	(3,662,124)	(2,131,656)	(635,588)	(430,537)
Contract terminations:
Surrender benefits	(2,287,135)	(6,516,783)	(4,775,656)	(1,104,876)	(878,137)
Death benefits	(30,046)	(17,495)	(33,862)	(1,396)	—
Increase (decrease) from contract transactions	(2,418,224)	(12,685,445)	(5,573,707)	(540,779)	82,055
Net assets at beginning of year	31,996,828	125,046,540	78,567,380	21,260,785	15,931,669
Net assets at end of year	$32,465,924	$118,840,904	$76,918,656	$18,882,666	$14,572,713

Accumulation unit activity
Units outstanding at beginning of year	18,469,579	43,120,132	31,135,973	12,115,610	8,952,056
Contract purchase payments	1,170,401	1,371,459	2,106,047	515,677	695,960
Net transfers(1)	1,831,507	(1,637,290)	6,516,542	127,133	1,224,340
Transfers for policy loans	(279,641)	(316,533)	(467,220)	(24,157)	(122,791)
Policy charges	(530,812)	(1,209,818)	(923,284)	(392,701)	(263,251)
Contract terminations:
Surrender benefits	(1,451,076)	(2,216,391)	(2,274,980)	(639,541)	(597,956)
Death benefits	(14,355)	(5,481)	(10,778)	(1,043)	—
Units outstanding at end of year	19,195,603	39,106,078	36,082,300	11,700,978	9,888,358

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$3,144	$(123,603)	$669	$281,547	$(30,657)
Net realized gain (loss) on sales of investments	56	(1,787,466)	(725)	1,191,244	2,772,075
Distributions from capital gains	1,259	—	—	117,493	2,975,114
Net change in unrealized appreciation or depreciation of investments	(5,499)	8,658,837	(51,578)	(199,940)	(5,792,580)
Net increase (decrease) in net assets resulting from operations	(1,040)	6,747,768	(51,634)	1,390,344	(76,048)

Contract transactions
Contract purchase payments	24,729	3,223,546	64,116	1,481,537	1,982,288
Net transfers(1)	93,202	59,696	2,692,604	(674,021)	(209,681)
Transfers for policy loans	(5,052)	(479,419)	(4,226)	(240,763)	(496,297)
Policy charges	(4,280)	(1,662,725)	(29,921)	(657,692)	(1,171,093)
Contract terminations:
Surrender benefits	(78)	(2,860,229)	(12,011)	(1,262,931)	(2,298,318)
Death benefits	—	(9,994)	—	(1,758)	(2,704)
Increase (decrease) from contract transactions	108,521	(1,729,125)	2,710,562	(1,355,628)	(2,195,805)
Net assets at beginning of year	1,612	48,009,701	4,153	22,395,325	41,217,481
Net assets at end of year	$109,093	$53,028,344	$2,663,081	$22,430,041	$38,945,628

Accumulation unit activity
Units outstanding at beginning of year	1,518	22,748,064	3,878	12,025,226	12,729,431
Contract purchase payments	23,431	1,430,387	62,512	778,860	658,150
Net transfers(1)	88,063	962,556	2,716,578	(367,343)	921,382
Transfers for policy loans	(4,736)	(215,330)	(3,592)	(129,019)	(169,555)
Policy charges	(4,049)	(737,689)	(29,817)	(342,626)	(377,234)
Contract terminations:
Surrender benefits	—	(1,325,432)	(11,750)	(659,596)	(775,585)
Death benefits	—	(4,046)	—	(953)	(895)
Units outstanding at end of year	104,227	22,858,510	2,737,809	11,304,549	12,985,694

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor(2)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$3,774	$341,891	$2,594	$9,719	$326,942
Net realized gain (loss) on sales of investments	(142)	4,901,094	(1,743)	228,464	2,047,389
Distributions from capital gains	—	17,879,351	49	784,985	1,984,971
Net change in unrealized appreciation or depreciation of investments	(22,128)	(10,261,594)	(5,426)	(691,740)	1,899,609
Net increase (decrease) in net assets resulting from operations	(18,496)	12,860,742	(4,526)	331,428	6,258,911

Contract transactions
Contract purchase payments	22,585	4,901,737	2,528	226,710	2,003,051
Net transfers(1)	1,461,059	(1,655,552)	278,196	(429,431)	2,200,653
Transfers for policy loans	7,353	(1,238,922)	(161)	(101,541)	(417,762)
Policy charges	(9,114)	(3,155,033)	(1,709)	(160,939)	(1,264,720)
Contract terminations:
Surrender benefits	(1,313)	(6,046,499)	(36,614)	(244,571)	(2,351,547)
Death benefits	—	(23,708)	—	(1,306)	(972)
Increase (decrease) from contract transactions	1,480,570	(7,217,977)	242,240	(711,078)	168,703
Net assets at beginning of year	1,712	104,621,592	—	5,944,331	40,041,375
Net assets at end of year	$1,463,786	$110,264,357	$237,714	$5,564,681	$46,468,989

Accumulation unit activity
Units outstanding at beginning of year	1,605	33,561,142	—	2,242,581	24,170,839
Contract purchase payments	21,696	1,481,154	2,216	84,490	1,158,306
Net transfers(1)	1,452,633	1,822,056	282,565	(164,455)	341,647
Transfers for policy loans	7,489	(394,134)	(166)	(37,709)	(250,606)
Policy charges	(8,879)	(956,991)	(1,749)	(61,453)	(718,623)
Contract terminations:
Surrender benefits	(998)	(2,005,252)	(37,462)	(94,103)	(1,381,673)
Death benefits	—	(6,650)	—	(444)	(651)
Units outstanding at end of year	1,473,546	33,501,325	245,404	1,968,907	23,319,239

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Operations
Investment income (loss) — net	$(60,160)	$(74,539)	$(1,847)	$43,901	$170,021
Net realized gain (loss) on sales of investments	553,908	743,754	(457)	461,856	5,772,152
Distributions from capital gains	—	—	24,528	—	636,780
Net change in unrealized appreciation or depreciation of investments	326,020	33,349	(16,848)	327,113	3,075,384
Net increase (decrease) in net assets resulting from operations	819,768	702,564	5,376	832,870	9,654,337

Contract transactions
Contract purchase payments	438,251	671,862	29,161	438,132	6,014,509
Net transfers(1)	(263,415)	295,800	1,203,829	1,724,451	(4,134,982)
Transfers for policy loans	(98,589)	(118,557)	(1,989)	(89,761)	(741,261)
Policy charges	(384,992)	(290,607)	(5,473)	(205,104)	(6,590,768)
Contract terminations:
Surrender benefits	(595,919)	(525,918)	(1,242)	(298,280)	(7,585,091)
Death benefits	(889)	(452)	—	—	(22,643)
Increase (decrease) from contract transactions	(905,553)	32,128	1,224,286	1,569,438	(13,060,236)
Net assets at beginning of year	10,965,208	9,464,272	1,429	8,963,470	135,065,510
Net assets at end of year	$10,879,423	$10,198,964	$1,231,091	$11,365,778	$131,659,611

Accumulation unit activity
Units outstanding at beginning of year	8,104,241	7,041,434	1,350	5,558,498	54,992,187
Contract purchase payments	316,738	490,596	28,303	283,102	2,356,195
Net transfers(1)	(185,138)	178,595	1,201,997	870,756	(1,599,089)
Transfers for policy loans	(71,225)	(86,407)	(1,983)	(55,197)	(281,640)
Policy charges	(277,950)	(211,381)	(5,448)	(126,445)	(2,537,015)
Contract terminations:
Surrender benefits	(431,937)	(381,354)	(1,020)	(189,698)	(2,907,444)
Death benefits	(645)	(326)	—	—	(10,467)
Units outstanding at end of year	7,454,084	7,031,157	1,223,199	6,341,016	50,012,727

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$104,949	$182,687	$(46,331)	$(28,588)	$(56,710)
Net realized gain (loss) on sales of investments	438,754	470,417	337,626	335,058	334,842
Distributions from capital gains	—	—	—	—	670,653
Net change in unrealized appreciation or depreciation of investments	549,231	(810,306)	239,533	(58,683)	(196,588)
Net increase (decrease) in net assets resulting from operations	1,092,934	(157,202)	530,828	247,787	752,197

Contract transactions
Contract purchase payments	543,839	1,154,831	339,149	250,920	531,083
Net transfers(1)	581,818	3,926,625	(63,818)	(64,125)	1,053,768
Transfers for policy loans	(33,157)	(99,364)	(47,101)	(51,105)	(69,578)
Policy charges	(248,737)	(497,686)	(260,102)	(122,278)	(190,722)
Contract terminations:
Surrender benefits	(419,413)	(983,874)	(290,121)	(212,055)	(510,249)
Death benefits	(2,737)	(10,246)	—	—	(1,453)
Increase (decrease) from contract transactions	421,613	3,490,286	(321,993)	(198,643)	812,849
Net assets at beginning of year	8,690,370	21,363,976	7,358,722	3,691,228	6,619,969
Net assets at end of year	$10,204,917	$24,697,060	$7,567,557	$3,740,372	$8,185,015

Accumulation unit activity
Units outstanding at beginning of year	6,182,865	14,387,456	5,522,108	2,780,848	3,647,521
Contract purchase payments	369,251	818,732	248,317	185,043	277,250
Net transfers(1)	405,989	2,516,106	(51,457)	(70,619)	456,485
Transfers for policy loans	(22,486)	(58,368)	(34,477)	(37,408)	(34,241)
Policy charges	(168,805)	(329,434)	(190,657)	(89,793)	(101,253)
Contract terminations:
Surrender benefits	(280,729)	(590,021)	(210,949)	(153,907)	(242,633)
Death benefits	(1,847)	(5,067)	—	—	(842)
Units outstanding at end of year	6,484,238	16,739,404	5,282,885	2,614,164	4,002,287

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Operations
Investment income (loss) — net	$(1,877)	$(55,158)	$311	$4,595	$(87,745)
Net realized gain (loss) on sales of investments	(5,082)	482,691	41	166	767,654
Distributions from capital gains	21,581	745,191	—	3,068	836,477
Net change in unrealized appreciation or depreciation of investments	(65,265)	(992)	(166)	(3,677)	(385,824)
Net increase (decrease) in net assets resulting from operations	(50,643)	1,171,732	186	4,152	1,130,562

Contract transactions
Contract purchase payments	134,504	344,053	16,731	59,791	687,564
Net transfers(1)	1,715,531	98,054	13,205	21,071	190,007
Transfers for policy loans	(4,433)	(28,523)	—	(4,792)	(120,304)
Policy charges	(25,057)	(316,515)	(366)	(12,883)	(365,307)
Contract terminations:
Surrender benefits	(4,170)	(686,297)	(78)	(88)	(656,934)
Death benefits	—	—	—	—	(1,933)
Increase (decrease) from contract transactions	1,816,375	(589,228)	29,492	63,099	(266,907)
Net assets at beginning of year	1,777	10,478,446	78	101,813	13,147,819
Net assets at end of year	$1,767,509	$11,060,950	$29,756	$169,064	$14,011,474

Accumulation unit activity
Units outstanding at beginning of year	1,559	5,030,448	3	85,306	9,856,650
Contract purchase payments	130,070	150,851	16,022	49,011	545,190
Net transfers(1)	1,709,791	(48,753)	12,537	17,474	(444,666)
Transfers for policy loans	(4,020)	(4,677)	—	(3,881)	(93,521)
Policy charges	(24,934)	(143,564)	(350)	(10,552)	(257,830)
Contract terminations:
Surrender benefits	(4,014)	(312,267)	—	—	(370,953)
Death benefits	—	—	—	—	(2,009)
Units outstanding at end of year	1,808,452	4,672,038	28,212	137,358	9,232,861

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$(48,887)	$1,244,754	$2,015	$(122,649)	$(163,147)
Net realized gain (loss) on sales of investments	540,721	(352,687)	(8,682)	1,941,324	1,115,629
Distributions from capital gains	700,251	5,393,265	32,869	1,862,610	5,460,619
Net change in unrealized appreciation or depreciation of investments	(94,020)	(12,948,880)	(24,940)	(472,346)	(8,772,725)
Net increase (decrease) in net assets resulting from operations	1,098,065	(6,663,548)	1,262	3,208,939	(2,359,624)

Contract transactions
Contract purchase payments	463,642	3,102,925	28,844	1,494,890	1,198,665
Net transfers(1)	(266,651)	(3,295,175)	819,819	(938,511)	(2,544,737)
Transfers for policy loans	(14,818)	(458,196)	(95,065)	(237,138)	(318,886)
Policy charges	(211,261)	(1,615,012)	(382)	(834,100)	(732,737)
Contract terminations:
Surrender benefits	(437,933)	(2,733,205)	(302)	(1,566,233)	(1,450,984)
Death benefits	—	(5,579)	—	(409)	(2,125)
Increase (decrease) from contract transactions	(467,021)	(5,004,242)	752,914	(2,081,501)	(3,850,804)
Net assets at beginning of year	9,402,111	57,153,489	78	32,222,420	29,784,571
Net assets at end of year	$10,033,155	$45,485,699	$754,254	$33,349,858	$23,574,143

Accumulation unit activity
Units outstanding at beginning of year	6,165,653	32,612,066	—	21,535,166	11,566,069
Contract purchase payments	303,629	1,840,246	27,523	1,002,569	516,684
Net transfers(1)	(342,305)	(2,091,740)	821,627	(1,755,590)	(1,433,714)
Transfers for policy loans	(9,607)	(281,346)	(95,715)	(135,908)	(145,862)
Policy charges	(134,640)	(948,703)	(373)	(541,793)	(309,870)
Contract terminations:
Surrender benefits	(261,633)	(1,581,590)	—	(953,388)	(581,539)
Death benefits	—	(3,925)	—	(155)	(635)
Units outstanding at end of year	5,721,097	29,545,008	753,062	19,150,901	9,611,133

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)	NB AMT Soc Responsive, Cl S
Operations
Investment income (loss) — net	$381,168	$1,638	$(66,987)	$(226)	$83
Net realized gain (loss) on sales of investments	1,048,214	480,127	210,840	—	3,699
Distributions from capital gains	1,164,762	—	1,381,425	—	—
Net change in unrealized appreciation or depreciation of investments	576,302	1,026,568	(1,494,152)	619	1,706
Net increase (decrease) in net assets resulting from operations	3,170,446	1,508,333	31,126	393	5,488

Contract transactions
Contract purchase payments	1,748,567	711,703	575,287	3,469	7,387
Net transfers(1)	2,130,465	179,638	583,357	220,988	97,723
Transfers for policy loans	(276,103)	(112,958)	(95,106)	901	—
Policy charges	(859,562)	(250,940)	(234,278)	(615)	(1,753)
Contract terminations:
Surrender benefits	(1,786,064)	(522,713)	(458,099)	(223)	—
Death benefits	(2,641)	(503)	(3,076)	—	—
Increase (decrease) from contract transactions	954,662	4,227	368,085	224,520	103,357
Net assets at beginning of year	27,738,973	11,297,346	8,929,259	—	39,792
Net assets at end of year	$31,864,081	$12,809,906	$9,328,470	$224,913	$148,637

Accumulation unit activity
Units outstanding at beginning of year	9,304,168	9,390,513	4,743,391	—	28,077
Contract purchase payments	605,078	566,605	314,798	3,132	5,095
Net transfers(1)	1,533,001	(146,916)	212,754	224,305	63,251
Transfers for policy loans	(77,468)	(73,799)	(46,658)	913	—
Policy charges	(276,575)	(197,110)	(127,761)	(625)	(1,176)
Contract terminations:
Surrender benefits	(626,668)	(381,469)	(227,346)	—	—
Death benefits	(652)	(195)	(1,895)	—	—
Units outstanding at end of year	10,460,884	9,157,629	4,867,283	227,725	95,247

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

58	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Operations
Investment income (loss) — net	$19,740	$1,679,723	$(10,981)	$1,269,741	$1,917
Net realized gain (loss) on sales of investments	395,616	195,773	608,278	76,183	(429)
Distributions from capital gains	605,479	—	1,819,923	—	—
Net change in unrealized appreciation or depreciation of investments	(840,155)	(927,823)	(1,037,300)	(1,266,157)	1,330
Net increase (decrease) in net assets resulting from operations	180,680	947,673	1,379,920	79,767	2,818

Contract transactions
Contract purchase payments	792,704	2,574,429	766,888	1,616,947	20,991
Net transfers(1)	1,476,452	(1,165,437)	1,433,253	(5,716,709)	9,819
Transfers for policy loans	(79,546)	(553,921)	(136,270)	(206,296)	(858)
Policy charges	(336,384)	(1,576,918)	(281,536)	(731,397)	(2,918)
Contract terminations:
Surrender benefits	(524,673)	(2,626,421)	(452,768)	(1,648,958)	(262)
Death benefits	—	(1,410)	(1,419)	(10,131)	—
Increase (decrease) from contract transactions	1,328,553	(3,349,678)	1,328,148	(6,696,544)	26,772
Net assets at beginning of year	12,390,789	54,361,892	11,939,730	33,312,586	52,217
Net assets at end of year	$13,900,022	$51,959,887	$14,647,798	$26,695,809	$81,807

Accumulation unit activity
Units outstanding at beginning of year	6,709,752	37,229,910	5,791,576	23,217,724	55,159
Contract purchase payments	447,607	1,745,203	377,712	1,131,361	21,569
Net transfers(1)	745,255	(619,364)	457,999	(3,866,959)	10,022
Transfers for policy loans	(43,697)	(368,846)	(63,732)	(152,669)	(860)
Policy charges	(185,259)	(1,059,496)	(135,821)	(498,671)	(2,973)
Contract terminations:
Surrender benefits	(268,106)	(1,771,501)	(217,784)	(1,093,849)	(278)
Death benefits	—	(952)	(761)	(7,328)	—
Units outstanding at end of year	7,405,552	35,154,954	6,209,189	18,729,609	82,639

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	59

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
Operations
Investment income (loss) — net	$3,931	$1,005,413	$512,882	$8,170	$(194,808)
Net realized gain (loss) on sales of investments	72	375,812	20,894	64,247	3,360,886
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	115	1,627,908	(435,862)	(392,896)	9,048,724
Net increase (decrease) in net assets resulting from operations	4,118	3,009,133	97,914	(320,479)	12,214,802

Contract transactions
Contract purchase payments	25,558	620,038	312,351	310,813	4,778,182
Net transfers(1)	367,444	4,512,593	79,660	867,802	(1,581,828)
Transfers for policy loans	225	(141,395)	(139,515)	(57,232)	(673,377)
Policy charges	(2,974)	(323,485)	(326,031)	(99,178)	(4,812,657)
Contract terminations:
Surrender benefits	(11,838)	(798,349)	(412,140)	(245,480)	(6,033,108)
Death benefits	—	(594)	(1,611)	(550)	(1,466)
Increase (decrease) from contract transactions	378,415	3,868,808	(487,286)	776,175	(8,324,254)
Net assets at beginning of year	11,572	9,546,865	9,355,464	3,551,378	98,570,167
Net assets at end of year	$394,105	$16,424,806	$8,966,092	$4,007,074	$102,460,715

Accumulation unit activity
Units outstanding at beginning of year	9,607	4,518,062	4,473,105	2,014,904	42,969,316
Contract purchase payments	17,195	263,265	146,279	177,668	1,986,964
Net transfers(1)	363,523	1,919,768	49,629	462,604	(666,764)
Transfers for policy loans	225	(61,295)	(65,269)	(32,508)	(275,877)
Policy charges	(2,918)	(136,754)	(151,431)	(57,800)	(2,012,408)
Contract terminations:
Surrender benefits	(3,769)	(325,191)	(192,246)	(135,810)	(2,513,614)
Death benefits	—	(220)	(711)	(306)	(617)
Units outstanding at end of year	383,863	6,177,635	4,259,356	2,428,752	39,487,000

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(18,221)	$(273,499)	$936,847	$(372)	$(961,645)
Net realized gain (loss) on sales of investments	480,971	1,207,622	450,094	(240)	3,438,179
Distributions from capital gains	—	3,379,585	—	—	—
Net change in unrealized appreciation or depreciation of investments	501,025	(6,393,892)	129,942	(48,712)	4,687,595
Net increase (decrease) in net assets resulting from operations	963,775	(2,080,184)	1,516,883	(49,324)	7,164,129

Contract transactions
Contract purchase payments	367,822	1,867,121	1,851,338	38,232	17,991,852
Net transfers(1)	209,035	(3,646,036)	(1,890,480)	355,241	18,132,489
Transfers for policy loans	(145,207)	(291,448)	(170,821)	639	(1,608,869)
Policy charges	(233,336)	(1,546,419)	(1,488,529)	(1,952)	(3,417,340)
Contract terminations:
Surrender benefits	(441,808)	(2,588,400)	(2,231,372)	(1,499)	(4,999,126)
Death benefits	—	(7,077)	(8,298)	—	—
Increase (decrease) from contract transactions	(243,494)	(6,212,259)	(3,938,162)	390,661	26,099,006
Net assets at beginning of year	7,529,296	50,796,602	41,225,768	2,937	129,639,659
Net assets at end of year	$8,249,577	$42,504,159	$38,804,489	$344,274	$162,902,794

Accumulation unit activity
Units outstanding at beginning of year	4,472,793	18,297,654	17,979,470	3,328	90,120,809
Contract purchase payments	208,746	703,343	793,666	40,135	12,799,346
Net transfers(1)	126,298	(1,277,138)	(722,344)	408,612	13,235,044
Transfers for policy loans	(79,920)	(110,044)	(74,272)	800	(1,086,683)
Policy charges	(131,985)	(559,070)	(618,491)	(2,364)	(2,390,556)
Contract terminations:
Surrender benefits	(248,632)	(948,479)	(950,039)	(1,781)	(3,376,995)
Death benefits	—	(2,672)	(3,787)	—	—
Units outstanding at end of year	4,347,300	16,103,594	16,404,203	448,730	109,300,965

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	61

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(2,603,500)	$139	$155	$—	$(93,744)
Net realized gain (loss) on sales of investments	13,640,090	15	(204)	(341)	(158,685)
Distributions from capital gains	—	9	708	—	—
Net change in unrealized appreciation or depreciation of investments	4,931,036	581	1,180	7,473	1,240,194
Net increase (decrease) in net assets resulting from operations	15,967,626	744	1,839	7,132	987,765

Contract transactions
Contract purchase payments	23,831,286	10,976	4,430	17,527	649,058
Net transfers(1)	(1,906,604)	10,148	13,821	27,984	(1,663,256)
Transfers for policy loans	(3,700,059)	—	64	(1,205)	(112,696)
Policy charges	(6,558,234)	(2,866)	(478)	(5,951)	(418,747)
Contract terminations:
Surrender benefits	(16,025,840)	—	(76)	(1,345)	(783,480)
Death benefits	—	—	—	—	(14,617)
Increase (decrease) from contract transactions	(4,359,451)	18,258	17,761	37,010	(2,343,738)
Net assets at beginning of year	335,426,714	7,914	2,915	64,835	13,745,889
Net assets at end of year	$347,034,889	$26,916	$22,515	$108,977	$12,389,916

Accumulation unit activity
Units outstanding at beginning of year	230,663,434	8,083	2,644	67,822	11,128,434
Contract purchase payments	16,079,433	10,823	4,126	17,441	503,027
Net transfers(1)	(253,523)	9,902	12,727	28,426	(1,230,373)
Transfers for policy loans	(2,500,541)	—	40	(1,213)	(91,335)
Policy charges	(4,420,922)	(2,826)	(449)	(5,947)	(324,868)
Contract terminations:
Surrender benefits	(10,799,156)	—	—	(1,373)	(607,841)
Death benefits	—	—	—	—	(11,352)
Units outstanding at end of year	228,768,725	25,982	19,088	105,156	9,365,692

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
Operations
Investment income (loss) — net	$11,387	$—	$(116,687)	$(214,494)	$4,837
Net realized gain (loss) on sales of investments	(1,358)	2,379	609,457	1,616,164	595
Distributions from capital gains	38,340	—	—	—	8,794
Net change in unrealized appreciation or depreciation of investments	(89,526)	12,338	79,456	(388,335)	(41,839)
Net increase (decrease) in net assets resulting from operations	(41,157)	14,717	572,226	1,013,335	(27,613)

Contract transactions
Contract purchase payments	224,952	121,004	1,567,597	1,657,612	57,746
Net transfers(1)	415,320	167,823	(2,490,726)	(7,782,600)	195,715
Transfers for policy loans	(932)	(5,770)	(226,959)	(109,539)	(972)
Policy charges	(37,468)	(19,565)	(734,702)	(1,248,883)	(7,935)
Contract terminations:
Surrender benefits	(733)	(401)	(1,138,687)	(3,414,929)	—
Death benefits	—	—	(11,240)	—	—
Increase (decrease) from contract transactions	601,139	263,091	(3,034,717)	(10,898,339)	244,554
Net assets at beginning of year	343,245	232,887	18,442,880	33,483,725	107,718
Net assets at end of year	$903,227	$510,695	$15,980,389	$23,598,721	$324,659

Accumulation unit activity
Units outstanding at beginning of year	259,154	163,490	15,875,928	28,682,598	81,197
Contract purchase payments	170,910	85,241	1,353,523	1,394,809	44,203
Net transfers(1)	309,959	117,571	(2,124,299)	(6,446,098)	146,580
Transfers for policy loans	(561)	(4,109)	(194,994)	(91,842)	(726)
Policy charges	(28,193)	(13,923)	(618,192)	(1,050,864)	(6,048)
Contract terminations:
Surrender benefits	(507)	(287)	(957,431)	(2,887,762)	—
Death benefits	—	—	(9,657)	—	—
Units outstanding at end of year	710,762	347,983	13,324,878	19,600,841	265,206

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	63

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2
Operations
Investment income (loss) — net	$15,483	$—	$—	$4,732	$116
Net realized gain (loss) on sales of investments	(2,603)	(1)	404	(839)	(2)
Distributions from capital gains	3,439	—	—	21,623	6
Net change in unrealized appreciation or depreciation of investments	(15,603)	(5,356)	6,565	(28,889)	217
Net increase (decrease) in net assets resulting from operations	716	(5,357)	6,969	(3,373)	337

Contract transactions
Contract purchase payments	94,712	4,795	15,781	144,253	5,004
Net transfers(1)	86,985	28,821	90,671	274,930	4,661
Transfers for policy loans	(805)	—	(2,127)	(1,330)	(57)
Policy charges	(15,228)	(473)	(3,960)	(14,901)	(725)
Contract terminations:
Surrender benefits	(1,249)	(73)	—	(844)	(75)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	164,415	33,070	100,365	402,108	8,808
Net assets at beginning of year	228,477	2,483	40,682	152,678	4,533
Net assets at end of year	$393,608	$30,196	$148,016	$551,413	$13,678

Accumulation unit activity
Units outstanding at beginning of year	215,220	2,440	30,997	121,261	4,535
Contract purchase payments	88,463	4,958	11,752	112,935	4,935
Net transfers(1)	81,169	29,916	67,125	217,351	4,539
Transfers for policy loans	(752)	—	(1,584)	(876)	(58)
Policy charges	(14,234)	(493)	(2,932)	(11,660)	(715)
Contract terminations:
Surrender benefits	(1,170)	—	—	(684)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	368,696	36,821	105,358	438,327	13,236

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

64	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$—	$—	$—	$(2,210,437)	$(5,406,805)
Net realized gain (loss) on sales of investments	2,472	202	9,907	6,687,995	31,236,143
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	13,546	2,944	11,573	9,027,296	4,443,378
Net increase (decrease) in net assets resulting from operations	16,018	3,146	21,480	13,504,854	30,272,716

Contract transactions
Contract purchase payments	67,127	16,989	89,828	26,963,284	40,699,234
Net transfers(1)	75,463	18,012	11,259	18,238,972	(29,460,787)
Transfers for policy loans	62	(1,081)	(1,784)	(1,990,205)	(5,737,693)
Policy charges	(9,251)	(2,097)	(8,371)	(11,209,380)	(23,871,576)
Contract terminations:
Surrender benefits	(184)	—	—	(16,511,316)	(39,841,010)
Death benefits	—	—	—	(37,953)	(10,920)
Increase (decrease) from contract transactions	133,217	31,823	90,932	15,453,402	(58,222,752)
Net assets at beginning of year	93,673	16,613	149,411	305,000,532	732,335,682
Net assets at end of year	$242,908	$51,582	$261,823	$333,958,788	$704,385,646

Accumulation unit activity
Units outstanding at beginning of year	71,883	12,870	106,737	232,253,758	553,533,767
Contract purchase payments	50,210	12,675	62,073	20,581,622	30,159,318
Net transfers(1)	55,917	12,371	8,129	14,283,702	(20,518,170)
Transfers for policy loans	37	(800)	(1,306)	(1,446,466)	(4,202,271)
Policy charges	(6,925)	(1,550)	(5,743)	(8,392,684)	(17,658,487)
Contract terminations:
Surrender benefits	(202)	—	—	(12,330,131)	(29,386,930)
Death benefits	—	—	—	(28,189)	(7,982)
Units outstanding at end of year	170,920	35,566	169,890	244,921,612	511,919,245

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	65

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(2,763,147)	$(8,574,147)	$(436,994)	$(748,890)	$12,381
Net realized gain (loss) on sales of investments	7,632,077	44,234,227	2,337,828	6,010,540	(7,806)
Distributions from capital gains	—	—	—	—	94,634
Net change in unrealized appreciation or depreciation of investments	13,124,649	12,875,688	459,822	(1,215,680)	(30,735)
Net increase (decrease) in net assets resulting from operations	17,993,579	48,535,768	2,360,656	4,045,970	68,474

Contract transactions
Contract purchase payments	47,717,950	77,062,254	4,157,346	5,071,241	166,322
Net transfers(1)	33,128,337	(25,125,311)	(6,773,045)	(16,579,367)	428,220
Transfers for policy loans	(3,678,958)	(10,125,964)	(229,462)	(779,617)	(202)
Policy charges	(10,953,407)	(25,938,507)	(2,625,375)	(4,190,215)	(25,371)
Contract terminations:
Surrender benefits	(16,405,674)	(52,161,281)	(4,284,889)	(6,289,998)	(938)
Death benefits	(67,367)	(294,479)	(159,100)	(96,424)	—
Increase (decrease) from contract transactions	49,740,881	(36,583,288)	(9,914,525)	(22,864,380)	568,031
Net assets at beginning of year	376,027,972	1,110,942,478	63,633,543	113,393,492	263,438
Net assets at end of year	$443,762,432	$1,122,894,958	$56,079,674	$94,575,082	$899,943

Accumulation unit activity
Units outstanding at beginning of year	273,392,125	797,385,269	51,403,849	91,216,403	234,748
Contract purchase payments	35,239,020	54,370,208	3,337,458	4,006,033	137,332
Net transfers(1)	26,295,191	(13,942,229)	(5,375,297)	(13,038,315)	354,526
Transfers for policy loans	(2,635,217)	(7,232,121)	(179,150)	(614,708)	(263)
Policy charges	(7,941,169)	(18,256,781)	(2,079,777)	(3,303,372)	(20,890)
Contract terminations:
Surrender benefits	(11,557,290)	(36,899,578)	(3,398,759)	(4,944,353)	(802)
Death benefits	(45,869)	(205,972)	(123,045)	(77,150)	—
Units outstanding at end of year	312,746,791	775,218,796	43,585,279	73,244,538	704,651

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

66	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Multi- Mgr Div Inc, Cl 2(2)	VP Multi- Mgr Int Rate Adapt, Cl 2(2)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$48	$655	$—	$—	$—
Net realized gain (loss) on sales of investments	—	(11)	1,944	1,559	131
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(127)	(1,359)	7,933	4,021	509
Net increase (decrease) in net assets resulting from operations	(79)	(715)	9,877	5,580	640

Contract transactions
Contract purchase payments	4,091	405	35,910	18,619	9,985
Net transfers(1)	80,785	199,335	55,923	22,989	9,646
Transfers for policy loans	—	—	(2,170)	(248)	(599)
Policy charges	(59)	(2,575)	(4,124)	(2,318)	(1,707)
Contract terminations:
Surrender benefits	(149)	(75)	(259)	(15)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	84,668	197,090	85,280	39,027	17,325
Net assets at beginning of year	—	—	73,961	20,728	21,590
Net assets at end of year	$84,589	$196,375	$169,118	$65,335	$39,555

Accumulation unit activity
Units outstanding at beginning of year	—	—	56,730	15,138	15,183
Contract purchase payments	3,733	30	26,072	13,285	7,367
Net transfers(1)	81,461	200,471	40,360	16,752	7,092
Transfers for policy loans	—	—	(1,553)	(182)	(430)
Policy charges	(59)	(2,595)	(2,991)	(1,649)	(1,256)
Contract terminations:
Surrender benefits	—	—	(198)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	85,135	197,906	118,420	43,344	27,956

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	67

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2
Operations
Investment income (loss) — net	$—	$(121,906)	$1,019	$381	$—
Net realized gain (loss) on sales of investments	380	2,247,197	649	13	3,769
Distributions from capital gains	—	—	5,612	8	—
Net change in unrealized appreciation or depreciation of investments	1,341	(1,917,938)	(13,979)	(555)	3,448
Net increase (decrease) in net assets resulting from operations	1,721	207,353	(6,699)	(153)	7,217

Contract transactions
Contract purchase payments	37,645	965,859	12,694	4,199	12,598
Net transfers(1)	25,988	(713,219)	31,664	6,808	(22,981)
Transfers for policy loans	(583)	(166,869)	—	—	—
Policy charges	(5,072)	(469,388)	(2,949)	(482)	(2,007)
Contract terminations:
Surrender benefits	—	(1,166,845)	—	(75)	—
Death benefits	—	(2,521)	—	—	—
Increase (decrease) from contract transactions	57,978	(1,552,983)	41,409	10,450	(12,390)
Net assets at beginning of year	24,355	17,950,838	60,636	11,928	70,765
Net assets at end of year	$84,054	$16,605,208	$95,346	$22,225	$65,592

Accumulation unit activity
Units outstanding at beginning of year	17,088	7,408,849	45,500	11,510	54,292
Contract purchase payments	26,721	404,942	9,698	4,026	9,310
Net transfers(1)	18,033	(92,789)	24,003	6,545	(17,002)
Transfers for policy loans	(410)	(71,396)	—	—	—
Policy charges	(3,577)	(197,907)	(2,256)	(457)	(1,493)
Contract terminations:
Surrender benefits	—	(531,337)	—	—	—
Death benefits	—	(1,006)	—	—	—
Units outstanding at end of year	57,855	6,919,356	76,945	21,624	45,107

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

68	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Operations
Investment income (loss) — net	$(39,520)	$56	$—	$(23,976)	$25
Net realized gain (loss) on sales of investments	430,350	16	9,942	211,022	9
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	187,934	738	5,713	177,168	44
Net increase (decrease) in net assets resulting from operations	578,764	810	15,655	364,214	78

Contract transactions
Contract purchase payments	351,848	5,281	32,397	161,770	3,636
Net transfers(1)	(265,506)	17,362	(40,048)	301,034	(1,445)
Transfers for policy loans	(60,816)	(868)	—	(32,356)	—
Policy charges	(134,395)	(1,144)	(5,551)	(74,244)	(773)
Contract terminations:
Surrender benefits	(424,495)	—	—	(96,994)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(533,364)	20,631	(13,202)	259,210	1,418
Net assets at beginning of year	5,649,504	14,069	156,050	3,025,389	11,309
Net assets at end of year	$5,694,904	$35,510	$158,503	$3,648,813	$12,805

Accumulation unit activity
Units outstanding at beginning of year	4,117,023	14,409	110,416	1,504,628	11,320
Contract purchase payments	246,964	5,225	21,296	79,948	3,616
Net transfers(1)	(357,674)	17,067	(27,724)	103,340	(1,437)
Transfers for policy loans	(38,979)	(867)	—	(17,627)	—
Policy charges	(96,614)	(1,136)	(3,766)	(36,138)	(770)
Contract terminations:
Surrender benefits	(252,117)	—	—	(46,896)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	3,618,603	34,698	100,222	1,587,255	12,729

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	69

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
Operations
Investment income (loss) — net	$740,107	$(721,401)	$50,984	$447,646	$(110,239)
Net realized gain (loss) on sales of investments	2,776,082	5,043,868	411,307	316,847	1,776,160
Distributions from capital gains	10,959,720	12,907,246	—	498,020	—
Net change in unrealized appreciation or depreciation of investments	(19,346,003)	(13,188,419)	631,951	(2,576,246)	(135,427)
Net increase (decrease) in net assets resulting from operations	(4,870,094)	4,041,294	1,094,242	(1,313,733)	1,530,494

Contract transactions
Contract purchase payments	5,213,230	5,173,494	569,694	1,004,138	792,974
Net transfers(1)	(880,239)	(3,787,443)	978,171	(877,150)	(1,304,655)
Transfers for policy loans	(951,227)	(1,114,000)	(77,604)	(146,064)	(173,886)
Policy charges	(2,655,177)	(2,846,337)	(214,517)	(778,045)	(416,299)
Contract terminations:
Surrender benefits	(5,412,746)	(6,068,801)	(359,468)	(1,093,506)	(1,108,452)
Death benefits	(33,280)	(30,188)	—	—	(1,738)
Increase (decrease) from contract transactions	(4,719,439)	(8,673,275)	896,276	(1,890,627)	(2,212,056)
Net assets at beginning of year	100,704,436	108,176,187	6,160,962	22,971,103	17,153,669
Net assets at end of year	$91,114,903	$103,544,206	$8,151,480	$19,766,743	$16,472,107

Accumulation unit activity
Units outstanding at beginning of year	44,369,799	37,086,429	3,688,600	13,239,394	7,366,623
Contract purchase payments	2,336,584	1,802,758	326,153	599,595	341,151
Net transfers(1)	40,632	189,962	949,437	(508,195)	(481,030)
Transfers for policy loans	(420,370)	(387,221)	(42,321)	(92,158)	(71,850)
Policy charges	(1,178,826)	(990,634)	(122,033)	(463,140)	(173,199)
Contract terminations:
Surrender benefits	(2,433,473)	(2,192,080)	(241,584)	(648,847)	(492,163)
Death benefits	(15,248)	(9,710)	—	—	(700)
Units outstanding at end of year	42,699,098	35,499,504	4,558,252	12,126,649	6,488,832

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

70	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(102,371)	$1,220
Net realized gain (loss) on sales of investments	771,663	29
Distributions from capital gains	1,355,381	—
Net change in unrealized appreciation or depreciation of investments	(2,542,962)	(2,037)
Net increase (decrease) in net assets resulting from operations	(518,289)	(788)

Contract transactions
Contract purchase payments	961,503	4,129
Net transfers(1)	(772,336)	12,698
Transfers for policy loans	(157,689)	(59)
Policy charges	(381,203)	(447)
Contract terminations:
Surrender benefits	(789,040)	(139)
Death benefits	(151)	—
Increase (decrease) from contract transactions	(1,138,916)	16,182
Net assets at beginning of year	15,713,142	2,216
Net assets at end of year	$14,055,937	$17,610

Accumulation unit activity
Units outstanding at beginning of year	5,585,634	2,086
Contract purchase payments	416,646	3,973
Net transfers(1)	(173,354)	11,889
Transfers for policy loans	(66,740)	(44)
Policy charges	(154,776)	(421)
Contract terminations:
Surrender benefits	(301,190)	(56)
Death benefits	(61)	—
Units outstanding at end of year	5,306,159	17,427

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	71

Statements of Changes in Net Assets

Year ended Dec. 31, 2013	AB VPS Dyn Asset Alloc, Cl B(2)	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III(2)
Operations
Investment income (loss) — net	$—	$52,695	$2,361,472	$(26,571)	$—
Net realized gain (loss) on sales of investments	—	592,786	(904,120)	321,397	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1	5,241,224	7,702,925	768,783	280
Net increase (decrease) in net assets resulting from operations	1	5,886,705	9,160,277	1,063,609	280

Contract transactions
Contract purchase payments	75	1,480,232	4,227,614	210,115	98
Net transfers(1)	—	836,924	(2,188,113)	109,434	4,786
Transfers for policy loans	—	(260,747)	(345,992)	(5,931)	—
Policy charges	—	(598,754)	(1,587,302)	(84,537)	(44)
Contract terminations:
Surrender benefits	—	(1,423,387)	(3,316,788)	(405,473)	—
Death benefits	—	(1,873)	(1,003)	—	—
Increase (decrease) from contract transactions	75	32,395	(3,211,584)	(176,392)	4,840
Net assets at beginning of year	—	18,014,034	44,049,167	3,005,404	—
Net assets at end of year	$76	$23,933,134	$49,997,860	$3,892,621	$5,120

Accumulation unit activity
Units outstanding at beginning of year	—	13,171,441	31,932,992	2,641,466	—
Contract purchase payments	—	929,240	2,824,147	168,458	22
Net transfers(1)	—	187,774	(1,459,451)	(19,952)	4,688
Transfers for policy loans	—	(161,636)	(229,130)	(3,930)	—
Policy charges	—	(373,902)	(1,056,669)	(65,358)	(42)
Contract terminations:
Surrender benefits	—	(905,817)	(2,208,944)	(276,367)	—
Death benefits	—	(1,104)	(637)	—	—
Units outstanding at end of year	—	12,845,996	29,802,308	2,444,317	4,668

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

72	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$160,515	$56,789	$587,849	$165,154	$2,030
Net realized gain (loss) on sales of investments	368,063	312,251	1,246,143	719,475	132
Distributions from capital gains	—	—	—	—	7,609
Net change in unrealized appreciation or depreciation of investments	2,422,358	1,318,989	13,306,669	5,853,136	4,936
Net increase (decrease) in net assets resulting from operations	2,950,936	1,688,029	15,140,661	6,737,765	14,707

Contract transactions
Contract purchase payments	701,728	620,338	2,459,405	1,877,041	61,858
Net transfers(1)	17,605	(24,408)	(1,439,839)	721,007	113,266
Transfers for policy loans	(78,671)	(126,855)	(571,898)	(234,376)	—
Policy charges	(437,135)	(284,887)	(2,011,764)	(763,871)	(4,782)
Contract terminations:
Surrender benefits	(872,757)	(408,934)	(3,834,837)	(1,331,264)	—
Death benefits	—	—	(14,832)	—	—
Increase (decrease) from contract transactions	(669,230)	(224,746)	(5,413,765)	268,537	170,342
Net assets at beginning of year	14,004,427	8,070,308	51,154,271	22,101,001	17,732
Net assets at end of year	$16,286,133	$9,533,591	$60,881,167	$29,107,303	$202,781

Accumulation unit activity
Units outstanding at beginning of year	10,267,675	5,183,860	29,440,365	14,204,382	17,146
Contract purchase payments	471,966	378,305	1,216,815	1,076,110	55,657
Net transfers(1)	(223,500)	329,244	(643,071)	1,887,351	102,837
Transfers for policy loans	(33,598)	(73,716)	(273,508)	(136,200)	—
Policy charges	(305,212)	(171,823)	(987,620)	(438,078)	(4,262)
Contract terminations:
Surrender benefits	(565,519)	(254,808)	(1,894,531)	(800,639)	—
Death benefits	—	—	(7,826)	—	—
Units outstanding at end of year	9,611,812	5,391,062	26,850,624	15,792,926	171,378

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	73

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2(2)
Operations
Investment income (loss) — net	$22,151	$(1,293,646)	$31	$(451,343)	$—
Net realized gain (loss) on sales of investments	234,715	3,790,409	—	3,153	—
Distributions from capital gains	624,069	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	222,792	26,427,948	—	(3,153)	(2)
Net increase (decrease) in net assets resulting from operations	1,103,727	28,924,711	31	(451,343)	(2)

Contract transactions
Contract purchase payments	411,658	9,684,788	229,336	11,789,423	75
Net transfers(1)	(62,233)	719,950	34,133	(2,385,245)	24
Transfers for policy loans	(127,694)	(126,370)	(196)	317,642	—
Policy charges	(235,297)	(11,664,524)	(46,603)	(7,342,379)	(5)
Contract terminations:
Surrender benefits	(288,799)	(9,542,445)	—	(8,465,931)	—
Death benefits	(15,908)	(161,859)	—	(379,160)	—
Increase (decrease) from contract transactions	(318,273)	(11,090,460)	216,670	(6,465,650)	94
Net assets at beginning of year	6,642,258	147,058,762	176,621	67,443,359	—
Net assets at end of year	$7,427,712	$164,893,013	$393,322	$60,526,366	$92

Accumulation unit activity
Units outstanding at beginning of year	5,008,998	114,819,802	174,544	62,789,082	—
Contract purchase payments	291,671	6,861,444	229,327	10,911,978	—
Net transfers(1)	(244,921)	(18,707)	34,134	(1,548,235)	24
Transfers for policy loans	(86,205)	(63,741)	(196)	268,687	—
Policy charges	(163,837)	(8,362,893)	(46,601)	(6,847,945)	(5)
Contract terminations:
Surrender benefits	(194,972)	(6,761,242)	—	(7,990,359)	—
Death benefits	(9,290)	(106,342)	—	(347,839)	—
Units outstanding at end of year	4,601,444	106,368,321	391,208	57,235,369	19

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

74	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Contrarian Core, Cl 2(2)	Col VP Core Bond, Cl 2(2)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
Operations
Investment income (loss) — net	$—	$—	$4,074	$4,805,096	$—
Net realized gain (loss) on sales of investments	—	—	(1,055)	24,512	190
Distributions from capital gains	—	—	4,199	5,793,912	—
Net change in unrealized appreciation or depreciation of investments	292	(1)	(9,262)	(14,850,561)	45,445
Net increase (decrease) in net assets resulting from operations	292	(1)	(2,044)	(4,227,041)	45,635

Contract transactions
Contract purchase payments	91	82	46,950	8,150,611	110,267
Net transfers(1)	8,724	22	135,200	(22,141,016)	376,953
Transfers for policy loans	—	—	(4,772)	(1,109,386)	—
Policy charges	(24)	(3)	(8,938)	(6,624,380)	(13,402)
Contract terminations:
Surrender benefits	—	—	—	(8,157,106)	—
Death benefits	—	—	—	(99,306)	—
Increase (decrease) from contract transactions	8,791	101	168,440	(29,980,583)	473,818
Net assets at beginning of year	—	—	7,078	148,621,591	12,604
Net assets at end of year	$9,083	$100	$173,474	$114,413,967	$532,057

Accumulation unit activity
Units outstanding at beginning of year	—	—	6,958	90,170,897	12,284
Contract purchase payments	74	7	47,134	4,971,206	90,767
Net transfers(1)	8,232	22	134,324	(12,055,944)	317,905
Transfers for policy loans	—	—	(4,662)	(671,218)	—
Policy charges	(23)	(3)	(8,946)	(4,052,421)	(11,073)
Contract terminations:
Surrender benefits	—	—	—	(5,163,058)	—
Death benefits	—	—	—	(64,107)	—
Units outstanding at end of year	8,283	26	174,808	73,135,355	409,883

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	75

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2(2)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
Operations
Investment income (loss) — net	$(1,590,099)	$70	$872	$(82,517)	$2,274
Net realized gain (loss) on sales of investments	6,719,302	—	222	605,741	(687)
Distributions from capital gains	—	—	—	—	427
Net change in unrealized appreciation or depreciation of investments	42,383,999	(63)	6,045	(1,893,810)	(6,925)
Net increase (decrease) in net assets resulting from operations	47,513,202	7	7,139	(1,370,586)	(4,911)

Contract transactions
Contract purchase payments	13,024,077	75	127,658	3,500,029	24,310
Net transfers(1)	(5,247,086)	5,437	269,444	(1,159,999)	93,119
Transfers for policy loans	(1,651,487)	—	(517)	(570,800)	(608)
Policy charges	(7,361,517)	(51)	(14,325)	(1,512,667)	(3,000)
Contract terminations:
Surrender benefits	(13,935,372)	—	—	(3,201,199)	—
Death benefits	(43,319)	—	—	(550)	—
Increase (decrease) from contract transactions	(15,214,704)	5,461	382,260	(2,945,186)	113,821
Net assets at beginning of year	190,555,624	—	13,648	52,674,431	9,919
Net assets at end of year	$222,854,122	$5,468	$403,047	$48,358,659	$118,829

Accumulation unit activity
Units outstanding at beginning of year	110,137,392	—	11,950	21,617,634	9,748
Contract purchase payments	6,629,057	—	115,758	1,469,362	25,061
Net transfers(1)	(1,720,411)	5,421	245,461	65,691	95,621
Transfers for policy loans	(807,940)	—	(477)	(229,365)	(613)
Policy charges	(3,738,305)	(51)	(13,048)	(640,382)	(3,121)
Contract terminations:
Surrender benefits	(7,112,694)	—	—	(1,387,611)	—
Death benefits	(21,891)	—	—	(224)	—
Units outstanding at end of year	103,365,208	5,370	359,644	20,895,105	126,696

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

76	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$1,884,530	$6,613	$3,848,122	$463,044	$2,408,803
Net realized gain (loss) on sales of investments	(220,378)	571	1,163,624	(157,814)	(364,177)
Distributions from capital gains	256,765	—	—	383,750	1,884,681
Net change in unrealized appreciation or depreciation of investments	(5,292,338)	(1,459)	(1,637,292)	(621,623)	(3,121,746)
Net increase (decrease) in net assets resulting from operations	(3,371,421)	5,725	3,374,454	67,357	807,561

Contract transactions
Contract purchase payments	1,950,119	35,940	3,377,328	388,965	1,369,076
Net transfers(1)	(3,615,416)	108,759	(1,970,268)	8,361,135	(2,997,569)
Transfers for policy loans	(382,052)	(2,030)	(658,332)	(105,586)	(120,820)
Policy charges	(1,284,672)	(8,408)	(2,443,445)	(173,008)	(667,643)
Contract terminations:
Surrender benefits	(2,362,815)	—	(3,941,676)	(283,325)	(1,119,581)
Death benefits	(6,339)	—	(16,421)	—	(943)
Increase (decrease) from contract transactions	(5,701,175)	134,261	(5,652,814)	8,188,181	(3,537,480)
Net assets at beginning of year	42,290,851	19,057	66,842,571	215	21,006,071
Net assets at end of year	$33,218,255	$159,043	$64,564,211	$8,255,753	$18,276,152

Accumulation unit activity
Units outstanding at beginning of year	24,397,725	18,181	31,732,831	132	12,296,575
Contract purchase payments	1,137,143	33,014	1,557,872	430,628	871,802
Net transfers(1)	(1,398,767)	101,601	(211,818)	9,369,532	(1,735,666)
Transfers for policy loans	(249,545)	(1,856)	(290,174)	(120,722)	(68,588)
Policy charges	(773,938)	(7,765)	(1,134,888)	(195,289)	(384,883)
Contract terminations:
Surrender benefits	(1,493,204)	—	(1,876,590)	(322,356)	(644,651)
Death benefits	(4,702)	—	(7,930)	—	(511)
Units outstanding at end of year	21,614,712	143,175	29,769,303	9,161,925	10,334,078

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	77

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
Operations
Investment income (loss) — net	$564	$752,006	$—	$(320,330)	$—
Net realized gain (loss) on sales of investments	575	3,562,653	471	2,577,175	101
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	14,587	12,852,726	25,705	9,004,541	17,906
Net increase (decrease) in net assets resulting from operations	15,726	17,167,385	26,176	11,261,386	18,007

Contract transactions
Contract purchase payments	83,639	5,158,803	31,273	2,543,023	19,215
Net transfers(1)	134,497	(2,378,291)	176,428	(1,850,676)	108,035
Transfers for policy loans	—	(286,825)	—	(537,089)	—
Policy charges	(4,731)	(4,844,008)	(8,393)	(1,435,836)	(3,079)
Contract terminations:
Surrender benefits	(86)	(6,210,289)	—	(3,422,252)	(11)
Death benefits	—	(24,258)	—	(17,044)	—
Increase (decrease) from contract transactions	213,319	(8,584,868)	199,308	(4,719,874)	124,160
Net assets at beginning of year	6,510	85,682,133	20,829	40,677,598	128
Net assets at end of year	$235,555	$94,264,650	$246,313	$47,219,110	$142,295

Accumulation unit activity
Units outstanding at beginning of year	5,896	81,126,140	20,565	51,835,457	117
Contract purchase payments	65,995	4,488,244	25,367	2,949,507	15,379
Net transfers(1)	108,902	(2,845,223)	148,272	(5,728,728)	93,110
Transfers for policy loans	—	(188,623)	—	(473,634)	—
Policy charges	(3,910)	(4,303,265)	(7,129)	(1,560,872)	(2,507)
Contract terminations:
Surrender benefits	—	(5,304,007)	—	(3,803,017)	—
Death benefits	—	(22,303)	—	(23,608)	—
Units outstanding at end of year	176,883	72,950,963	187,075	43,195,105	106,099

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

78	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(2,082,269)	$19	$160	$—	$(96,610)
Net realized gain (loss) on sales of investments	9,310,164	169	102	321	836,919
Distributions from capital gains	—	10	—	—	—
Net change in unrealized appreciation or depreciation of investments	68,454,255	7	3,057	8,782	2,789,801
Net increase (decrease) in net assets resulting from operations	75,682,150	205	3,319	9,103	3,530,110

Contract transactions
Contract purchase payments	18,400,932	5,409	17,341	28,782	902,222
Net transfers(1)	(10,473,568)	1,327	20,988	43,532	(212,585)
Transfers for policy loans	(403,724)	—	(520)	—	35,954
Policy charges	(18,367,749)	(147)	(1,096)	(3,885)	(521,529)
Contract terminations:
Surrender benefits	(17,888,888)	—	(86)	(11)	(1,046,293)
Death benefits	(171,294)	—	—	—	—
Increase (decrease) from contract transactions	(28,904,291)	6,589	36,627	68,418	(842,231)
Net assets at beginning of year	245,254,038	149	4,163	1,645	12,126,358
Net assets at end of year	$292,031,897	$6,943	$44,109	$79,166	$14,814,237

Accumulation unit activity
Units outstanding at beginning of year	245,141,693	72	3,750	1,625	7,627,169
Contract purchase payments	15,956,583	5,283	13,780	24,180	508,938
Net transfers(1)	(13,045,465)	1,466	17,438	37,559	(322,912)
Transfers for policy loans	(253,937)	—	(410)	—	27,030
Policy charges	(16,632,345)	(144)	(896)	(3,237)	(284,382)
Contract terminations:
Surrender benefits	(15,136,417)	—	—	—	(538,471)
Death benefits	(134,747)	—	—	—	—
Units outstanding at end of year	215,895,365	6,677	33,662	60,127	7,017,372

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	79

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2(2)	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2
Operations
Investment income (loss) — net	$—	$(91,465)	$—	$(328,452)	$—
Net realized gain (loss) on sales of investments	35	386,130	—	2,350,266	66
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	50,010	3,210,871	2	10,212,463	36,122
Net increase (decrease) in net assets resulting from operations	50,045	3,505,536	2	12,234,277	36,188

Contract transactions
Contract purchase payments	36,801	709,931	14	2,883,229	51,737
Net transfers(1)	399,210	1,518,854	577	2,118,276	283,609
Transfers for policy loans	—	(146,980)	—	(262,187)	—
Policy charges	(7,038)	(299,128)	—	(1,537,346)	(5,551)
Contract terminations:
Surrender benefits	(13)	(659,255)	—	(2,901,441)	(13)
Death benefits	—	(695)	—	(8,838)	—
Increase (decrease) from contract transactions	428,960	1,122,727	591	291,693	329,782
Net assets at beginning of year	3,887	9,228,338	—	39,404,498	1,142
Net assets at end of year	$482,892	$13,856,601	$593	$51,930,468	$367,112

Accumulation unit activity
Units outstanding at beginning of year	3,624	6,577,494	—	31,468,440	1,057
Contract purchase payments	27,498	442,440	4	2,017,205	37,530
Net transfers(1)	302,267	758,102	573	488,288	214,465
Transfers for policy loans	—	(94,107)	—	(211,435)	—
Policy charges	(5,211)	(181,507)	—	(1,071,955)	(4,109)
Contract terminations:
Surrender benefits	—	(348,041)	—	(1,912,051)	—
Death benefits	—	(431)	—	(4,234)	—
Units outstanding at end of year	328,178	7,153,950	577	30,774,258	248,943

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

80	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2
Operations
Investment income (loss) — net	$(57,521)	$—	$(118,442)	$2,457	$20
Net realized gain (loss) on sales of investments	275,614	46	793,943	(490)	(34)
Distributions from capital gains	—	—	—	1,478	—
Net change in unrealized appreciation or depreciation of investments	2,038,812	26,365	5,557,766	(2,358)	(67)
Net increase (decrease) in net assets resulting from operations	2,256,905	26,411	6,233,267	1,087	(81)

Contract transactions
Contract purchase payments	467,930	18,030	851,562	32,708	5,025
Net transfers(1)	4,868,658	157,428	971,628	68,536	3,892
Transfers for policy loans	(55,048)	—	(47,136)	—	—
Policy charges	(175,769)	(2,950)	(593,188)	(5,746)	(775)
Contract terminations:
Surrender benefits	(398,162)	(13)	(1,009,431)	—	(72)
Death benefits	—	—	(218)	—	—
Increase (decrease) from contract transactions	4,707,609	172,495	173,217	95,498	8,070
Net assets at beginning of year	4,432,468	1,499	13,192,734	5,912	893
Net assets at end of year	$11,396,982	$200,405	$19,599,218	$102,497	$8,882

Accumulation unit activity
Units outstanding at beginning of year	3,258,751	1,385	7,584,580	5,716	814
Contract purchase payments	292,598	12,826	404,642	31,847	5,104
Net transfers(1)	2,806,238	113,726	370,373	67,004	3,883
Transfers for policy loans	(38,390)	—	(24,296)	—	—
Policy charges	(107,801)	(2,093)	(279,025)	(5,584)	(782)
Contract terminations:
Surrender benefits	(218,996)	—	(464,691)	—	—
Death benefits	—	—	(121)	—	—
Units outstanding at end of year	5,992,400	125,844	7,591,462	98,983	9,019

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	81

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Duetsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(33,822)	$(88,094)	$249	$820,872	$68,672
Net realized gain (loss) on sales of investments	48,136	(908,211)	31	98,563	3,265,035
Distributions from capital gains	—	—	—	179,326	23,005
Net change in unrealized appreciation or depreciation of investments	(935,200)	(449,593)	2,931	(204,775)	17,477,938
Net increase (decrease) in net assets resulting from operations	(920,886)	(1,445,898)	3,211	893,986	20,834,650

Contract transactions
Contract purchase payments	2,498,271	845,185	33,531	1,330,216	4,472,618
Net transfers(1)	(3,771,797)	(251,874)	134,194	11,700,487	(3,994,425)
Transfers for policy loans	(316,778)	(126,215)	—	(265,728)	(938,599)
Policy charges	(1,997,847)	(300,551)	(5,128)	(783,984)	(1,981,729)
Contract terminations:
Surrender benefits	(1,984,226)	(715,978)	(74)	(1,295,140)	(3,978,384)
Death benefits	(41,191)	—	—	—	(797)
Increase (decrease) from contract transactions	(5,613,568)	(549,433)	162,523	10,685,851	(6,421,316)
Net assets at beginning of year	36,191,868	13,293,710	3,017	24,634,418	72,573,416
Net assets at end of year	$29,657,414	$11,298,379	$168,751	$36,214,255	$86,986,750

Accumulation unit activity
Units outstanding at beginning of year	28,887,975	13,912,165	2,863	18,992,711	58,532,253
Contract purchase payments	2,031,212	984,224	32,830	1,021,187	3,327,151
Net transfers(1)	(2,346,479)	(577,558)	132,367	8,386,036	(4,178,620)
Transfers for policy loans	(270,631)	(139,433)	—	(184,383)	(624,132)
Policy charges	(1,615,078)	(341,869)	(5,031)	(602,922)	(1,435,187)
Contract terminations:
Surrender benefits	(1,683,838)	(799,897)	—	(951,050)	(2,636,498)
Death benefits	(36,403)	—	—	—	(583)
Units outstanding at end of year	24,966,758	13,037,632	163,029	26,661,579	52,984,384

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

82	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$598,894	$234,793	$(249,070)	$(415,046)	$124,184
Net realized gain (loss) on sales of investments	1,762,131	2,076,108	3,771,100	3,210,659	231,939
Distributions from capital gains	—	—	14,606,131	9,261,272	71,948
Net change in unrealized appreciation or depreciation of investments	12,191,246	5,704,049	16,424,367	8,785,217	4,561,570
Net increase (decrease) in net assets resulting from operations	14,552,271	8,014,950	34,552,528	20,842,102	4,989,641

Contract transactions
Contract purchase payments	2,342,290	2,237,893	4,505,336	5,325,936	942,190
Net transfers(1)	(1,301,091)	(1,012,796)	(6,946,749)	(3,008,649)	(321,201)
Transfers for policy loans	(297,128)	(279,672)	(852,505)	(870,723)	(70,026)
Policy charges	(1,782,535)	(932,046)	(3,743,580)	(2,144,019)	(660,546)
Contract terminations:
Surrender benefits	(3,649,175)	(1,495,315)	(7,764,028)	(4,070,723)	(1,624,941)
Death benefits	(156)	(524)	(40,211)	(5,177)	(7,907)
Increase (decrease) from contract transactions	(4,687,795)	(1,482,460)	(14,841,737)	(4,773,355)	(1,742,431)
Net assets at beginning of year	46,420,574	25,464,338	105,335,749	62,498,633	18,013,575
Net assets at end of year	$56,285,050	$31,996,828	$125,046,540	$78,567,380	$21,260,785

Accumulation unit activity
Units outstanding at beginning of year	29,724,135	17,499,478	48,484,790	27,439,884	13,536,734
Contract purchase payments	1,264,051	1,365,434	1,807,489	2,180,675	618,931
Net transfers(1)	(1,232,490)	1,286,178	(2,194,982)	4,579,245	(442,845)
Transfers for policy loans	(162,744)	(172,556)	(360,372)	(365,800)	(42,540)
Policy charges	(1,002,777)	(572,517)	(1,456,557)	(875,263)	(456,084)
Contract terminations:
Surrender benefits	(1,973,417)	(936,119)	(3,143,106)	(1,820,838)	(1,093,881)
Death benefits	(71)	(319)	(17,130)	(1,930)	(4,705)
Units outstanding at end of year	26,616,687	18,469,579	43,120,132	31,135,973	12,115,610

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	83

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2(2)	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2(2)	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$38,287	$63	$1,893,469	$—	$260,747
Net realized gain (loss) on sales of investments	118,974	—	(2,255,568)	—	568,496
Distributions from capital gains	54,470	13	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,356,264	(75)	1,191,916	65	4,102,378
Net increase (decrease) in net assets resulting from operations	3,567,995	1	829,817	65	4,931,621

Contract transactions
Contract purchase payments	1,211,337	1,611	3,554,346	75	1,606,406
Net transfers(1)	119,773	—	(154,926)	4,013	(770,243)
Transfers for policy loans	(97,873)	—	(433,276)	—	(166,183)
Policy charges	(437,991)	—	(1,747,342)	—	(656,080)
Contract terminations:
Surrender benefits	(795,402)	—	(3,556,544)	—	(1,179,366)
Death benefits	—	—	(6,540)	—	(2,701)
Increase (decrease) from contract transactions	(156)	1,611	(2,344,282)	4,088	(1,168,167)
Net assets at beginning of year	12,363,830	—	49,524,166	—	18,631,871
Net assets at end of year	$15,931,669	$1,612	$48,009,701	$4,153	$22,395,325

Accumulation unit activity
Units outstanding at beginning of year	8,371,752	—	23,243,824	—	12,747,294
Contract purchase payments	749,991	1,518	1,618,935	—	971,681
Net transfers(1)	672,471	—	535,058	3,878	(502,446)
Transfers for policy loans	(59,823)	—	(197,930)	—	(98,477)
Policy charges	(272,545)	—	(799,397)	—	(394,137)
Contract terminations:
Surrender benefits	(509,790)	—	(1,649,607)	—	(697,134)
Death benefits	—	—	(2,819)	—	(1,555)
Units outstanding at end of year	8,952,056	1,518	22,748,064	3,878	12,025,226

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

84	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2(2)	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$200,763	$—	$108,068	$21,553	$148,903
Net realized gain (loss) on sales of investments	1,924,578	—	3,924,844	249,068	1,155,116
Distributions from capital gains	620,760	—	7,913,087	678,842	—
Net change in unrealized appreciation or depreciation of investments	8,398,321	7	14,673,016	677,795	9,717,220
Net increase (decrease) in net assets resulting from operations	11,144,422	7	26,619,015	1,627,258	11,021,239

Contract transactions
Contract purchase payments	2,083,327	94	5,326,297	250,838	2,155,266
Net transfers(1)	(1,375,976)	1,639	(3,215,324)	(158,423)	(698,235)
Transfers for policy loans	(278,617)	—	(661,815)	(50,005)	(224,117)
Policy charges	(1,203,809)	(28)	(3,178,224)	(175,370)	(1,224,649)
Contract terminations:
Surrender benefits	(2,190,199)	—	(7,098,984)	(694,789)	(2,516,648)
Death benefits	(13,185)	—	(11,953)	—	(6,798)
Increase (decrease) from contract transactions	(2,978,459)	1,705	(8,840,003)	(827,749)	(2,515,181)
Net assets at beginning of year	33,051,518	—	86,842,580	5,144,822	31,535,317
Net assets at end of year	$41,217,481	$1,712	$104,621,592	$5,944,331	$40,041,375

Accumulation unit activity
Units outstanding at beginning of year	13,284,683	—	34,956,395	2,661,035	26,649,637
Contract purchase payments	727,985	19	1,807,408	108,022	1,586,447
Net transfers(1)	56,513	1,614	688,522	(91,101)	(1,369,129)
Transfers for policy loans	(96,363)	—	(199,875)	(21,056)	(169,337)
Policy charges	(422,002)	(28)	(1,093,729)	(77,227)	(879,072)
Contract terminations:
Surrender benefits	(816,782)	—	(2,593,816)	(337,092)	(1,641,336)
Death benefits	(4,603)	—	(3,763)	—	(6,371)
Units outstanding at end of year	12,729,431	1,605	33,561,142	2,242,581	24,170,839

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	85

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II(2)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Operations
Investment income (loss) — net	$(14,534)	$(49,781)	$—	$59,627	$838,658
Net realized gain (loss) on sales of investments	173,037	257,995	—	374,526	4,787,921
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,961,937	2,456,055	8	1,664,389	26,061,235
Net increase (decrease) in net assets resulting from operations	3,120,440	2,664,269	8	2,098,542	31,687,814

Contract transactions
Contract purchase payments	463,276	730,603	178	349,434	6,744,022
Net transfers(1)	63,693	(235,854)	1,307	1,571,208	(4,641,856)
Transfers for policy loans	(62,435)	(48,200)	—	(76,421)	(818,237)
Policy charges	(359,111)	(282,314)	(64)	(167,742)	(6,944,023)
Contract terminations:
Surrender benefits	(711,521)	(514,066)	—	(273,347)	(8,950,520)
Death benefits	—	—	—	(13,177)	(37,397)
Increase (decrease) from contract transactions	(606,098)	(349,831)	1,421	1,389,955	(14,648,011)
Net assets at beginning of year	8,450,866	7,149,834	—	5,474,973	118,025,707
Net assets at end of year	$10,965,208	$9,464,272	$1,429	$8,963,470	$135,065,510

Accumulation unit activity
Units outstanding at beginning of year	8,702,350	7,391,896	—	4,744,036	61,578,558
Contract purchase payments	415,802	662,121	104	271,425	3,076,304
Net transfers(1)	1,783	(259,021)	1,310	925,038	(2,071,084)
Transfers for policy loans	(56,321)	(43,504)	—	(49,572)	(374,335)
Policy charges	(321,676)	(254,929)	(64)	(127,011)	(3,122,064)
Contract terminations:
Surrender benefits	(637,697)	(455,129)	—	(192,678)	(4,078,717)
Death benefits	—	—	—	(12,740)	(16,475)
Units outstanding at end of year	8,104,241	7,041,434	1,350	5,558,498	54,992,187

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

86	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$127,027	$75,258	$(14,957)	$(21,172)	$(44,148)
Net realized gain (loss) on sales of investments	285,020	580,896	134,651	108,963	264,820
Distributions from capital gains	—	—	—	—	488,108
Net change in unrealized appreciation or depreciation of investments	1,468,185	2,602,003	1,877,854	891,270	555,158
Net increase (decrease) in net assets resulting from operations	1,880,232	3,258,157	1,997,548	979,061	1,263,938

Contract transactions
Contract purchase payments	435,007	1,236,168	322,416	272,841	427,834
Net transfers(1)	1,389,800	541,356	19,967	(51,032)	146,030
Transfers for policy loans	(69,908)	(164,026)	(9,849)	(80,898)	(40,475)
Policy charges	(221,160)	(485,201)	(264,321)	(123,798)	(164,722)
Contract terminations:
Surrender benefits	(404,662)	(1,054,771)	(418,775)	(174,933)	(202,943)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	1,129,077	73,526	(350,562)	(157,820)	165,724
Net assets at beginning of year	5,681,061	18,032,293	5,711,736	2,869,987	5,190,307
Net assets at end of year	$8,690,370	$21,363,976	$7,358,722	$3,691,228	$6,619,969

Accumulation unit activity
Units outstanding at beginning of year	5,251,931	14,622,793	5,837,578	2,938,168	3,634,019
Contract purchase payments	346,920	995,564	282,509	240,365	285,947
Net transfers(1)	1,130,097	14,629	4,855	(62,169)	(18,164)
Transfers for policy loans	(55,405)	(127,296)	(11,724)	(70,300)	(24,954)
Policy charges	(174,951)	(361,385)	(231,662)	(108,649)	(107,168)
Contract terminations:
Surrender benefits	(315,727)	(756,849)	(359,448)	(156,567)	(122,159)
Death benefits	—	—	—	—	—
Units outstanding at end of year	6,182,865	14,387,456	5,522,108	2,780,848	3,647,521

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	87

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Ivy VIP Asset Strategy(2)	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv(2)	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Operations
Investment income (loss) — net	$—	$(20,412)	$1	$1,221	$(76,846)
Net realized gain (loss) on sales of investments	—	522,194	—	51	577,091
Distributions from capital gains	—	—	—	1,138	—
Net change in unrealized appreciation or depreciation of investments	66	2,142,088	(1)	934	2,915,638
Net increase (decrease) in net assets resulting from operations	66	2,643,870	—	3,344	3,415,883

Contract transactions
Contract purchase payments	832	385,709	75	10,684	703,413
Net transfers(1)	887	(680,006)	4	91,189	34,320
Transfers for policy loans	—	(79,751)	—	(1,010)	(125,353)
Policy charges	(8)	(336,101)	(1)	(3,324)	(372,098)
Contract terminations:
Surrender benefits	—	(474,089)	—	—	(792,466)
Death benefits	—	(22)	—	—	(6,474)
Increase (decrease) from contract transactions	1,711	(1,184,260)	78	97,539	(558,658)
Net assets at beginning of year	—	9,018,836	—	930	10,290,594
Net assets at end of year	$1,777	$10,478,446	$78	$101,813	$13,147,819

Accumulation unit activity
Units outstanding at beginning of year	—	5,887,769	—	821	10,991,769
Contract purchase payments	720	214,940	—	9,349	736,391
Net transfers(1)	847	(579,086)	4	78,938	(681,308)
Transfers for policy loans	—	(47,021)	—	(886)	(148,266)
Policy charges	(8)	(189,586)	(1)	(2,916)	(345,721)
Contract terminations:
Surrender benefits	—	(256,559)	—	—	(692,631)
Death benefits	—	(9)	—	—	(3,584)
Units outstanding at end of year	1,559	5,030,448	3	85,306	9,856,650

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

88	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv(2)	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$(10,321)	$1,336,393	$—	$(86,545)	$(177,869)
Net realized gain (loss) on sales of investments	514,536	(426,311)	—	2,133,180	1,008,275
Distributions from capital gains	—	—	2	935,539	224,450
Net change in unrealized appreciation or depreciation of investments	1,726,303	6,237,117	1	4,637,935	7,696,625
Net increase (decrease) in net assets resulting from operations	2,230,518	7,147,199	3	7,620,109	8,751,481

Contract transactions
Contract purchase payments	500,455	3,573,522	75	1,648,414	1,264,026
Net transfers(1)	(845,581)	(7,356,616)	—	(1,864,330)	130,261
Transfers for policy loans	(39,487)	(213,263)	—	(370,932)	(196,981)
Policy charges	(211,680)	(1,830,054)	—	(860,791)	(809,402)
Contract terminations:
Surrender benefits	(372,394)	(3,761,500)	—	(1,720,640)	(1,570,388)
Death benefits	—	(15,345)	—	(963)	—
Increase (decrease) from contract transactions	(968,687)	(9,603,256)	75	(3,169,242)	(1,182,484)
Net assets at beginning of year	8,140,280	59,609,546	—	27,771,553	22,215,574
Net assets at end of year	$9,402,111	$57,153,489	$78	$32,222,420	$29,784,571

Accumulation unit activity
Units outstanding at beginning of year	7,021,080	38,990,445	—	25,356,763	12,669,089
Contract purchase payments	396,947	2,301,571	—	1,412,478	622,758
Net transfers(1)	(762,640)	(5,031,914)	—	(3,017,447)	(517,546)
Transfers for policy loans	(30,561)	(149,734)	—	(283,142)	(98,427)
Policy charges	(164,694)	(1,160,107)	—	(688,505)	(391,071)
Contract terminations:
Surrender benefits	(294,479)	(2,327,491)	—	(1,244,570)	(718,734)
Death benefits	—	(10,704)	—	(411)	—
Units outstanding at end of year	6,165,653	32,612,066	—	21,535,166	11,566,069

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	89

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv
Operations
Investment income (loss) — net	$363,624	$340,457	$(40,562)	$178	$32,484
Net realized gain (loss) on sales of investments	728,860	300,242	235,548	14	214,927
Distributions from capital gains	509,239	—	180,191	—	—
Net change in unrealized appreciation or depreciation of investments	3,062,695	(422,057)	2,122,865	5,127	1,937,899
Net increase (decrease) in net assets resulting from operations	4,664,418	218,642	2,498,042	5,319	2,185,310

Contract transactions
Contract purchase payments	1,562,175	591,931	490,383	1,597	665,017
Net transfers(1)	(524,312)	597,609	(755,417)	32,637	2,807,609
Transfers for policy loans	(319,382)	(152,944)	(63,213)	—	(91,043)
Policy charges	(833,361)	(254,852)	(241,301)	(207)	(255,275)
Contract terminations:
Surrender benefits	(1,499,528)	(699,544)	(766,673)	(91)	(476,051)
Death benefits	(338)	(298)	—	—	—
Increase (decrease) from contract transactions	(1,614,746)	81,902	(1,336,221)	33,936	2,650,257
Net assets at beginning of year	24,689,301	10,996,802	7,767,438	537	7,555,222
Net assets at end of year	$27,738,973	$11,297,346	$8,929,259	$39,792	$12,390,789

Accumulation unit activity
Units outstanding at beginning of year	9,223,945	9,565,855	5,694,192	448	5,221,657
Contract purchase payments	534,942	521,089	325,363	1,237	428,588
Net transfers(1)	480,352	135,554	(619,419)	26,553	1,560,564
Transfers for policy loans	(107,012)	(113,783)	(39,895)	—	(57,629)
Policy charges	(282,675)	(217,418)	(159,230)	(161)	(161,002)
Contract terminations:
Surrender benefits	(545,289)	(500,477)	(457,620)	—	(282,426)
Death benefits	(95)	(307)	—	—	—
Units outstanding at end of year	9,304,168	9,390,513	4,743,391	28,077	6,709,752

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

90	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl(2)
Operations
Investment income (loss) — net	$2,403,855	$(8,385)	$1,341,290	$1,147	$49
Net realized gain (loss) on sales of investments	341,564	350,389	133,121	(24)	—
Distributions from capital gains	—	112,612	—	—	18
Net change in unrealized appreciation or depreciation of investments	(3,504,567)	2,550,661	(1,803,489)	(4,314)	(104)
Net increase (decrease) in net assets resulting from operations	(759,148)	3,005,277	(329,078)	(3,191)	(37)

Contract transactions
Contract purchase payments	3,110,139	734,482	2,270,868	15,120	2,043
Net transfers(1)	(5,249,158)	2,274,374	(3,405,044)	40,882	9,641
Transfers for policy loans	(556,932)	(54,899)	(247,414)	(431)	—
Policy charges	(1,836,402)	(248,993)	(933,003)	(1,205)	(75)
Contract terminations:
Surrender benefits	(3,475,062)	(409,401)	(2,069,900)	(68)	—
Death benefits	(290)	—	(581)	—	—
Increase (decrease) from contract transactions	(8,007,705)	2,295,563	(4,385,074)	54,298	11,609
Net assets at beginning of year	63,128,745	6,638,890	38,026,738	1,110	—
Net assets at end of year	$54,361,892	$11,939,730	$33,312,586	$52,217	$11,572

Accumulation unit activity
Units outstanding at beginning of year	42,610,093	4,576,867	26,343,219	1,007	—
Contract purchase payments	2,120,813	433,406	1,625,275	15,519	43
Net transfers(1)	(3,507,842)	1,168,076	(2,452,229)	40,216	9,639
Transfers for policy loans	(378,321)	(33,621)	(173,620)	(347)	—
Policy charges	(1,248,789)	(142,631)	(654,960)	(1,236)	(75)
Contract terminations:
Surrender benefits	(2,365,850)	(210,521)	(1,469,543)	—	—
Death benefits	(194)	—	(418)	—	—
Units outstanding at end of year	37,229,910	5,791,576	23,217,724	55,159	9,607

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	91

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
Operations
Investment income (loss) — net	$9,022	$592,499	$17,566	$18,015	$(3,388)
Net realized gain (loss) on sales of investments	163,940	43,429	(53,636)	1,727,563	241,839
Distributions from capital gains	179,424	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,901,621	20,749	768,293	25,395,254	1,737,964
Net increase (decrease) in net assets resulting from operations	2,254,007	656,677	732,223	27,140,832	1,976,415

Contract transactions
Contract purchase payments	449,606	334,508	255,105	5,280,794	374,765
Net transfers(1)	3,170,692	43,974	304,830	(3,065,133)	42,202
Transfers for policy loans	(70,234)	(123,445)	(18,551)	(483,546)	(38,195)
Policy charges	(190,374)	(324,635)	(96,337)	(4,827,043)	(218,014)
Contract terminations:
Surrender benefits	(336,040)	(766,743)	(144,241)	(5,582,900)	(371,943)
Death benefits	—	—	—	(16,488)	—
Increase (decrease) from contract transactions	3,023,650	(836,341)	300,806	(8,694,316)	(211,185)
Net assets at beginning of year	4,269,208	9,535,128	2,518,349	80,123,651	5,764,066
Net assets at end of year	$9,546,865	$9,355,464	$3,551,378	$98,570,167	$7,529,296

Accumulation unit activity
Units outstanding at beginning of year	2,841,920	4,877,471	1,868,298	47,457,861	4,647,019
Contract purchase payments	244,445	166,230	169,493	2,720,501	262,954
Net transfers(1)	1,757,895	31,797	146,188	(1,597,169)	8,954
Transfers for policy loans	(37,579)	(62,435)	(12,620)	(242,219)	(26,620)
Policy charges	(104,068)	(160,118)	(64,002)	(2,498,827)	(152,526)
Contract terminations:
Surrender benefits	(184,551)	(379,840)	(92,453)	(2,861,816)	(266,988)
Death benefits	—	—	—	(9,015)	—
Units outstanding at end of year	4,518,062	4,473,105	2,014,904	42,969,316	4,472,793

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

92	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S(2)	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(50,327)	$1,093,965	$—	$(718,847)	$(2,310,652)
Net realized gain (loss) on sales of investments	1,267,301	(5,369)	—	1,285,152	6,206,005
Distributions from capital gains	1,292,237	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,477,856	5,649,894	26	17,463,667	48,745,866
Net increase (decrease) in net assets resulting from operations	8,987,067	6,738,490	26	18,029,972	52,641,219

Contract transactions
Contract purchase payments	2,124,476	2,109,275	185	12,542,977	24,127,744
Net transfers(1)	(4,677,063)	(2,044,249)	2,739	30,789,877	23,702,797
Transfers for policy loans	(256,147)	(151,427)	—	(1,212,754)	(2,923,501)
Policy charges	(1,700,284)	(1,593,108)	(13)	(2,534,533)	(6,286,082)
Contract terminations:
Surrender benefits	(3,230,136)	(2,889,889)	—	(4,336,779)	(11,525,394)
Death benefits	(19,472)	(2,482)	—	—	—
Increase (decrease) from contract transactions	(7,758,626)	(4,571,880)	2,911	35,248,788	27,095,564
Net assets at beginning of year	49,568,161	39,059,158	—	76,360,899	255,689,931
Net assets at end of year	$50,796,602	$41,225,768	$2,937	$129,639,659	$335,426,714

Accumulation unit activity
Units outstanding at beginning of year	21,116,051	19,959,427	—	62,709,271	209,766,214
Contract purchase payments	861,400	991,431	130	9,660,362	18,109,602
Net transfers(1)	(1,573,716)	(796,514)	3,213	23,843,757	18,321,217
Transfers for policy loans	(107,863)	(75,975)	—	(953,843)	(2,151,872)
Policy charges	(659,270)	(729,073)	(15)	(1,930,865)	(4,711,234)
Contract terminations:
Surrender benefits	(1,330,464)	(1,368,794)	—	(3,207,873)	(8,670,493)
Death benefits	(8,484)	(1,032)	—	—	—
Units outstanding at end of year	18,297,654	17,979,470	3,328	90,120,809	230,663,434

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	93

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2(2)	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Operations
Investment income (loss) — net	$70	$—	$—	$(129,196)	$2,776
Net realized gain (loss) on sales of investments	(507)	—	(875)	(301,632)	2,095
Distributions from capital gains	76	—	1,610	587,864	2,677
Net change in unrealized appreciation or depreciation of investments	(99)	89	(3,943)	(1,233,949)	27,408
Net increase (decrease) in net assets resulting from operations	(460)	89	(3,208)	(1,076,913)	34,956

Contract transactions
Contract purchase payments	4,254	1,611	18,523	826,215	106,318
Net transfers(1)	(46,213)	1,224	38,589	(4,175,052)	196,860
Transfers for policy loans	—	—	(672)	(279,545)	(2,741)
Policy charges	(1,428)	(9)	(5,012)	(506,765)	(15,083)
Contract terminations:
Surrender benefits	—	—	—	(1,038,374)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(43,387)	2,826	51,428	(5,173,521)	285,354
Net assets at beginning of year	51,761	—	16,615	19,996,323	22,935
Net assets at end of year	$7,914	$2,915	$64,835	$13,745,889	$343,245

Accumulation unit activity
Units outstanding at beginning of year	51,439	—	16,405	15,109,407	21,129
Contract purchase payments	4,317	1,482	18,637	636,640	86,580
Net transfers(1)	(46,226)	1,170	38,427	(3,203,312)	166,101
Transfers for policy loans	—	—	(565)	(215,699)	(2,264)
Policy charges	(1,447)	(8)	(5,082)	(392,183)	(12,392)
Contract terminations:
Surrender benefits	—	—	—	(806,419)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	8,083	2,644	67,822	11,128,434	259,154

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

94	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
Operations
Investment income (loss) — net	$—	$(177,370)	$(347,320)	$325	$5,387
Net realized gain (loss) on sales of investments	225	823,744	2,604,701	7	(1,126)
Distributions from capital gains	—	—	—	—	1,058
Net change in unrealized appreciation or depreciation of investments	32,527	(108,955)	(1,289,054)	5,187	(13)
Net increase (decrease) in net assets resulting from operations	32,752	537,419	968,327	5,519	5,306

Contract transactions
Contract purchase payments	63,867	1,910,941	2,799,922	21,773	62,247
Net transfers(1)	130,330	(6,809,989)	(20,903,650)	80,584	161,623
Transfers for policy loans	—	(123,405)	(199,558)	—	(364)
Policy charges	(8,222)	(944,095)	(1,736,336)	(1,469)	(10,716)
Contract terminations:
Surrender benefits	—	(2,795,769)	(4,452,512)	(84)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	185,975	(8,762,317)	(24,492,134)	100,804	212,790
Net assets at beginning of year	14,160	26,667,778	57,007,532	1,395	10,381
Net assets at end of year	$232,887	$18,442,880	$33,483,725	$107,718	$228,477

Accumulation unit activity
Units outstanding at beginning of year	13,391	23,432,900	49,986,763	1,189	10,162
Contract purchase payments	48,889	1,694,729	2,423,768	17,221	59,400
Net transfers(1)	107,659	(5,905,118)	(18,192,214)	63,980	156,235
Transfers for policy loans	—	(107,654)	(172,614)	—	(355)
Policy charges	(6,449)	(818,573)	(1,505,456)	(1,193)	(10,222)
Contract terminations:
Surrender benefits	—	(2,420,356)	(3,857,649)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	163,490	15,875,928	28,682,598	81,197	215,220

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	95

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP GS Commodity Strategy, Cl 2(2)	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$—	$—	$706	$43	$—
Net realized gain (loss) on sales of investments	—	150	15	(4)	66
Distributions from capital gains	—	—	650	4	—
Net change in unrealized appreciation or depreciation of investments	(2)	5,968	11,562	(94)	9,150
Net increase (decrease) in net assets resulting from operations	(2)	6,118	12,933	(51)	9,216

Contract transactions
Contract purchase payments	75	7,623	44,216	3,531	32,402
Net transfers(1)	2,421	28,777	93,626	1,371	52,291
Transfers for policy loans	—	(1,030)	—	—	—
Policy charges	(11)	(1,123)	(3,715)	(472)	(5,191)
Contract terminations:
Surrender benefits	—	(11)	—	—	(11)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	2,485	34,236	134,127	4,430	79,491
Net assets at beginning of year	—	328	5,618	154	4,966
Net assets at end of year	$2,483	$40,682	$152,678	$4,533	$93,673

Accumulation unit activity
Units outstanding at beginning of year	—	317	5,305	78	4,856
Contract purchase payments	—	6,351	37,325	3,564	27,815
Net transfers(1)	2,451	26,386	81,822	1,370	43,661
Transfers for policy loans	—	(1,105)	—	—	—
Policy charges	(11)	(952)	(3,191)	(477)	(4,449)
Contract terminations:
Surrender benefits	—	—	—	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	2,440	30,997	121,261	4,535	71,883

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

96	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(2,111,318)	$(5,686,948)	$(2,294,840)
Net realized gain (loss) on sales of investments	73	4,683	4,446,840	21,728,759	2,298,697
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,936	16,725	25,718,081	56,760,584	43,334,016
Net increase (decrease) in net assets resulting from operations	2,009	21,408	28,053,603	72,802,395	43,337,873

Contract transactions
Contract purchase payments	9,170	31,923	25,994,735	47,754,305	39,321,167
Net transfers(1)	5,256	99,319	24,415,073	(22,069,572)	72,800,302
Transfers for policy loans	(506)	(891)	(1,924,831)	(5,710,766)	(2,431,490)
Policy charges	(736)	(2,604)	(10,028,311)	(24,134,751)	(8,472,196)
Contract terminations:
Surrender benefits	(11)	(12)	(14,146,272)	(43,110,178)	(13,417,982)
Death benefits	—	—	(40,254)	(271,406)	(61,410)
Increase (decrease) from contract transactions	13,173	127,735	24,270,140	(47,542,368)	87,738,391
Net assets at beginning of year	1,431	268	252,676,789	707,075,655	244,951,708
Net assets at end of year	$16,613	$149,411	$305,000,532	$732,335,682	$376,027,972

Accumulation unit activity
Units outstanding at beginning of year	1,425	250	210,975,579	589,696,941	202,456,805
Contract purchase payments	7,679	25,030	21,026,578	37,898,073	31,023,739
Net transfers(1)	4,939	84,419	20,983,794	(16,073,719)	58,667,362
Transfers for policy loans	(539)	(892)	(1,519,252)	(4,533,650)	(1,867,961)
Policy charges	(634)	(2,070)	(8,001,971)	(19,118,371)	(6,595,719)
Contract terminations:
Surrender benefits	—	—	(11,179,178)	(34,119,051)	(10,245,874)
Death benefits	—	—	(31,792)	(216,456)	(46,227)
Units outstanding at end of year	12,870	106,737	232,253,758	553,533,767	273,392,125

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	97

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP NFJ Divd Val, Cl 2
Operations
Investment income (loss) — net	$(8,329,576)	$(503,426)	$(1,022,467)	$7,213	$—
Net realized gain (loss) on sales of investments	21,923,872	1,948,041	7,618,850	1,469	508
Distributions from capital gains	—	—	—	3,764	—
Net change in unrealized appreciation or depreciation of investments	132,564,129	2,533,448	1,451,048	(12,581)	8,647
Net increase (decrease) in net assets resulting from operations	146,158,425	3,978,063	8,047,431	(135)	9,155

Contract transactions
Contract purchase payments	84,249,459	5,170,096	7,289,605	56,802	12,931
Net transfers(1)	(3,369,967)	(5,458,816)	(34,740,534)	198,172	54,693
Transfers for policy loans	(7,542,430)	(268,637)	(823,050)	(663)	(1,069)
Policy charges	(25,992,299)	(2,646,105)	(4,963,826)	(9,586)	(1,796)
Contract terminations:
Surrender benefits	(49,476,184)	(3,269,127)	(7,686,282)	—	(11)
Death benefits	(198,502)	(188,255)	(7,092)	—	—
Increase (decrease) from contract transactions	(2,329,923)	(6,660,844)	(40,931,179)	244,725	64,748
Net assets at beginning of year	967,113,976	66,316,324	146,277,240	18,848	58
Net assets at end of year	$1,110,942,478	$63,633,543	$113,393,492	$263,438	$73,961

Accumulation unit activity
Units outstanding at beginning of year	797,347,121	56,775,824	124,925,742	17,307	47
Contract purchase payments	64,768,869	4,393,575	6,052,712	49,870	10,599
Net transfers(1)	(957,905)	(4,478,509)	(28,612,319)	176,613	48,691
Transfers for policy loans	(5,784,156)	(224,542)	(685,932)	(543)	(1,102)
Policy charges	(19,957,598)	(2,200,949)	(4,113,684)	(8,499)	(1,505)
Contract terminations:
Surrender benefits	(37,876,579)	(2,705,591)	(6,344,188)	—	—
Death benefits	(154,483)	(155,959)	(5,928)	—	—
Units outstanding at end of year	797,385,269	51,403,849	91,216,403	234,748	56,730

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

98	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2
Operations
Investment income (loss) — net	$—	$—	$—	$(139,241)	$102
Net realized gain (loss) on sales of investments	6	8	8	2,085,007	14
Distributions from capital gains	—	—	—	—	76
Net change in unrealized appreciation or depreciation of investments	1,929	2,169	2,529	2,920,081	3,158
Net increase (decrease) in net assets resulting from operations	1,935	2,177	2,537	4,865,847	3,350

Contract transactions
Contract purchase payments	9,875	3,364	6,653	1,083,828	8,220
Net transfers(1)	9,249	15,356	14,830	(1,133,022)	48,846
Transfers for policy loans	—	—	—	(217,673)	—
Policy charges	(615)	(394)	(750)	(499,223)	(1,063)
Contract terminations:
Surrender benefits	—	(12)	(12)	(1,664,077)	(86)
Death benefits	—	—	—	(4,034)	—
Increase (decrease) from contract transactions	18,509	18,314	20,721	(2,434,201)	55,917
Net assets at beginning of year	284	1,099	1,097	15,519,192	1,369
Net assets at end of year	$20,728	$21,590	$24,355	$17,950,838	$60,636

Accumulation unit activity
Units outstanding at beginning of year	273	1,072	1,027	8,282,436	1,174
Contract purchase payments	7,987	2,519	5,041	502,296	6,548
Net transfers(1)	7,395	11,893	11,602	(262,818)	38,651
Transfers for policy loans	—	—	—	(104,142)	—
Policy charges	(517)	(301)	(582)	(230,796)	(873)
Contract terminations:
Surrender benefits	—	—	—	(776,384)	—
Death benefits	—	—	—	(1,743)	—
Units outstanding at end of year	15,138	15,183	17,088	7,408,849	45,500

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	99

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Pyrford Intl Eq, Cl 2(2)	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2
Operations
Investment income (loss) — net	$5	$—	$(37,163)	$22	$—
Net realized gain (loss) on sales of investments	—	149	264,815	58	2,680
Distributions from capital gains	—	—	—	57	—
Net change in unrealized appreciation or depreciation of investments	384	5,922	921,062	(191)	20,945
Net increase (decrease) in net assets resulting from operations	389	6,071	1,148,714	(54)	23,625

Contract transactions
Contract purchase payments	1,438	30,548	373,385	6,780	40,988
Net transfers(1)	10,119	32,005	546,477	8,167	85,610
Transfers for policy loans	—	—	(47,526)	(434)	—
Policy charges	(18)	(1,027)	(122,194)	(470)	(3,296)
Contract terminations:
Surrender benefits	—	(11)	(232,122)	(72)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	11,539	61,515	518,020	13,971	123,302
Net assets at beginning of year	—	3,179	3,982,770	152	9,123
Net assets at end of year	$11,928	$70,765	$5,649,504	$14,069	$156,050

Accumulation unit activity
Units outstanding at beginning of year	—	3,119	3,921,756	78	8,757
Contract purchase payments	1,362	24,695	310,943	6,935	32,205
Net transfers(1)	10,166	27,320	223,918	8,283	72,101
Transfers for policy loans	—	—	(35,012)	(407)	—
Policy charges	(18)	(842)	(103,853)	(480)	(2,647)
Contract terminations:
Surrender benefits	—	—	(200,729)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	11,510	54,292	4,117,023	14,409	110,416

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

100	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$(17,790)	$8	$1,735,300	$(609,623)	$43,977
Net realized gain (loss) on sales of investments	121,982	(11)	2,418,397	4,562,693	209,390
Distributions from capital gains	—	10	6,223,755	8,507,930	—
Net change in unrealized appreciation or depreciation of investments	591,938	(3)	7,659,902	15,337,321	672,695
Net increase (decrease) in net assets resulting from operations	696,130	4	18,037,354	27,798,321	926,062

Contract transactions
Contract purchase payments	136,926	3,083	5,465,675	5,651,694	506,603
Net transfers(1)	611,064	8,443	454,487	(2,823,990)	485,063
Transfers for policy loans	(7,044)	—	(872,732)	(972,615)	(68,180)
Policy charges	(57,343)	(222)	(2,753,964)	(2,961,311)	(223,378)
Contract terminations:
Surrender benefits	(67,532)	(74)	(5,807,796)	(6,826,396)	(256,073)
Death benefits	—	—	(4,553)	(25,037)	(9,168)
Increase (decrease) from contract transactions	616,071	11,230	(3,518,883)	(7,957,655)	434,867
Net assets at beginning of year	1,713,188	75	86,185,965	88,335,521	4,800,033
Net assets at end of year	$3,025,389	$11,309	$100,704,436	$108,176,187	$6,160,962

Accumulation unit activity
Units outstanding at beginning of year	1,180,387	—	45,976,058	39,110,792	3,139,573
Contract purchase payments	82,223	3,088	2,699,635	2,170,238	307,823
Net transfers(1)	321,569	8,455	307,057	75,293	579,708
Transfers for policy loans	(5,375)	—	(392,553)	(369,018)	(39,385)
Policy charges	(33,939)	(223)	(1,350,279)	(1,142,568)	(135,275)
Contract terminations:
Surrender benefits	(40,237)	—	(2,867,921)	(2,749,109)	(158,070)
Death benefits	—	—	(2,198)	(9,199)	(5,774)
Units outstanding at end of year	1,504,628	11,320	44,369,799	37,086,429	3,688,600

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	101

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II(2)
Operations
Investment income (loss) — net	$332,321	$(95,043)	$(99,018)	$121
Net realized gain (loss) on sales of investments	402,346	1,144,436	573,719	—
Distributions from capital gains	1,088,634	—	629,960	—
Net change in unrealized appreciation or depreciation of investments	1,949,017	3,154,609	3,798,981	(112)
Net increase (decrease) in net assets resulting from operations	3,772,318	4,204,002	4,903,642	9

Contract transactions
Contract purchase payments	1,176,803	890,977	802,524	75
Net transfers(1)	(1,006,076)	(1,610,793)	901,371	2,135
Transfers for policy loans	(64,256)	(159,905)	1,222	—
Policy charges	(859,630)	(432,426)	(338,798)	(3)
Contract terminations:
Surrender benefits	(1,413,216)	(803,961)	(807,621)	—
Death benefits	(843)	—	(715)	—
Increase (decrease) from contract transactions	(2,167,218)	(2,116,108)	557,983	2,207
Net assets at beginning of year	21,366,003	15,065,775	10,251,517	—
Net assets at end of year	$22,971,103	$17,153,669	$15,713,142	$2,216

Accumulation unit activity
Units outstanding at beginning of year	14,623,438	8,359,084	5,319,993	—
Contract purchase payments	744,999	438,478	353,068	—
Net transfers(1)	(649,730)	(755,237)	391,751	2,089
Transfers for policy loans	(43,401)	(79,140)	(4,540)	—
Policy charges	(544,494)	(211,986)	(146,439)	(3)
Contract terminations:
Surrender benefits	(890,871)	(384,576)	(327,925)	—
Death benefits	(547)	—	(274)	—
Units outstanding at end of year	13,239,394	7,366,623	5,585,634	2,086

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

102	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life. The following is a list of each variable life insurance product funded through the Account.

RiverSource® Single Premium Variable Life Insurance*

RiverSource Succession Select® Variable Life Insurance

RiverSource® Variable Second-To-Die Life Insurance*

RiverSource® Variable Universal Life Insurance

RiverSource® Variable Universal Life Insurance III

RiverSource® Variable Universal Life IV

RiverSource® Variable Universal Life IV – Estate Series

RiverSource® Variable Universal Life 5

RiverSource® Variable Universal Life 5 – Estate Series

RiverSource® Single Premium Variable Life Insurance Policy (RVS SPVL)*

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B))
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B) (previously AllianceBernstein VPS Growth and Income Portfolio (Class B))
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B) (previously AllianceBernstein VPS International Value Portfolio (Class B))
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B) (previously AllianceBernstein VPS Large Cap Growth Portfolio (Class B))
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 2	Columbia Variable Portfolio – Cash Management Fund (Class 2)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Core Bond, Cl 2	Columbia Variable Portfolio – Core Bond Fund (Class 2)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (previously Columbia Variable Portfolio – Diversified Bond Fund (Class 2))
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Bond Fund (Class 3))
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	103

Division	Fund
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Select Intl Eq, Cl 2	Columbia Variable Portfolio – Select International Equity Fund (Class 2) (previously Columbia Variable Portfolio – International Opportunity Fund (Class 2))
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3) (previously Columbia Variable Portfolio – International Opportunity Fund (Class 3))
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 2	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2) (previously Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2))
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (previously Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2))
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3))
Col VP Mid Cap Val, Cl 2	Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (previously Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2))
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3))
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (previously Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2))
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (previously Columbia Variable Portfolio – S&P 500 Index Fund (Class 3))
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B (previously DWS Alternative Asset Allocation VIP, Class B)
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares

104	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Division	Fund
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	Van Eck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
Col VP US Eq, Cl 2	Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (previously Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2))
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)
VP GS Commodity Strategy, Cl 2	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)(3)
VP Holl Lg Cap Gro, Cl 2	Variable Portfolio – Holland Large Cap Growth Fund (Class 2)
VP Invesco Intl Gro, Cl 2	Variable Portfolio – Invesco International Growth Fund (Class 2)
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	105

Division	Fund
VP Loomis Sayles Gro, Cl 2	Variable Portfolio – Loomis Sayles Growth Fund (Class 2)
VP MFS Val, Cl 2	Variable Portfolio – MFS Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Pyrford Intl Eq, Cl 2	Variable Portfolio – Pyrford International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 2	Variable Portfolio – Sit Dividend Growth Fund (Class 2)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP TCW Core Plus Bond, Cl 2	Variable Portfolio – TCW Core Plus Bond Fund (Class 2)
VP Vty Estb Val, Cl 2	Variable Portfolio – Victory Established Value Fund (Class 2)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.
(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(3)	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the issuer of the variable life insurance policies.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

106	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2014.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.00%, 0.20%, 0.30%, 0.45%, 0.50% or 0.90% of the average daily net assets of each subaccount depending on the product selected.

RiverSource Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the RVS SPVL product. This charge compensates RiverSource Life for the risk it assumes by providing a guaranteed minimum death benefit.

4.  POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge a death benefit guarantee charge or a no lapse guarantee charge.

Additional information can be found in the applicable product’s prospectus.

5.  SURRENDER CHARGES

RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	107

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement	Columbia Management Investment Advisers, LLC
Administrative Services Agreement	Columbia Management Investment Advisers, LLC
Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2014 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$971,614
AB VPS Gro & Inc, Cl B	6,955,369
AB VPS Intl Val, Cl B	10,518,702
AB VPS Lg Cap Gro, Cl B	1,744,786
ALPS Alerian Engy Infr, Class III	3,580,144
AC VP Intl, Cl I	1,286,205
AC VP Intl, Cl II	3,435,652
AC VP Val, Cl I	2,475,383
AC VP Val, Cl II	7,517,386
BlackRock Global Alloc, Cl III	1,458,862
Calvert VP SRI Bal	2,042,362
Col VP Bal, Cl 3	8,496,701
Col VP Cash Mgmt, Cl 2	2,053,594
Col VP Cash Mgmt, Cl 3	12,680,911
Col VP Commodity Strategy, Cl 2	24,604
Col VP Contrarian Core, Cl 2	198,471
Col VP Core Bond, Cl 2	28,087
Col VP Inter Bond, Cl 2	119,534
Col VP Inter Bond, Cl 3	14,832,214
Col VP Divd Opp, Cl 2	510,986
Col VP Divd Opp, Cl 3	20,558,115
Col VP Emerg Mkts Bond, Cl 2	86,070
Col VP Emer Mkts, Cl 2	451,471
Col VP Emer Mkts, Cl 3	6,309,729
Col VP Global Bond, Cl 2	52,464
Col VP Global Bond, Cl 3	5,326,361
Col VP Hi Yield Bond, Cl 2	541,378
Col VP Hi Yield Bond, Cl 3	14,375,476
Col VP Inc Opp, Cl 2	2,120,813
Col VP Inc Opp, Cl 3	2,494,785
Col VP Select Intl Eq, Cl 2	148,709
Col VP Select Intl Eq, Cl 3	4,966,408
Col VP Lg Cap Gro, Cl 2	489,213
Col VP Lg Cap Gro, Cl 3	5,365,338
Col VP Lg Core Quan, Cl 2	719,389
Col VP Lg Core Quan, Cl 3	9,262,843
Col VP Limited Duration Cr, Cl 2	1,310,894
Col VP Man Vol Conserv, Cl 2	709,935
Col VP Man Vol Conserv Gro, Cl 2	2,814,333
Col VP Man Vol Gro, Cl 2	20,430,685
Col VP Man Vol Mod Gro, Cl 2	16,949,702
Col VP Intl Opp, Cl 2	56,251
Col VP Mid Cap Gro, Cl 2	209,034
Col VP Mid Cap Gro, Cl 3	2,214,737
Col VP Mid Cap Val, Cl 2	593,356
Col VP Mid Cap Val, Cl 3	3,074,701

Division	Purchases
Col VP Div Abs Return, Cl 2	$4,517
Col VP Lg Cap Index, Cl 3	14,556,416
Col VP Select Lg Cap Val, Cl 2	478,632
Col VP Select Lg Cap Val, Cl 3	4,223,932
Col VP Select Sm Cap Val, Cl 2	158,105
Col VP Select Sm Cap Val, Cl 3	3,991,245
Col VP Strategic Inc, Cl 2	201,002
Col VP US Govt Mtge, Cl 2	41,980
Col VP US Govt Mtge, Cl 3	3,757,200
CS Commodity Return	1,904,575
Deutsche Alt Asset Alloc VIP, Cl B	784,712
EV VT Floating-Rate Inc	4,325,073
Fid VIP Contrafund, Serv Cl 2	12,391,603
Fid VIP Gro & Inc, Serv Cl	2,592,039
Fid VIP Gro & Inc, Serv Cl 2	10,151,734
Fid VIP Mid Cap, Serv Cl	4,582,517
Fid VIP Mid Cap, Serv Cl 2	20,080,395
Fid VIP Overseas, Serv Cl	2,004,520
Fid VIP Overseas, Serv Cl 2	5,188,744
Fid VIP Strategic Inc, Serv Cl 2	120,436
FTVIPT Frank Global Real Est, Cl 2	6,901,620
FTVIPT Frank Inc, Cl 2	2,761,588
FTVIPT Frank Mutual Shares, Cl 2	4,501,320
FTVIPT Frank Sm Cap Val, Cl 2	9,413,348
FTVIPT Temp Global Bond, Cl 2	1,502,937
GS VIT Mid Cap Val, Inst	29,187,032
GS VIT Multi-Strategy Alt, Advisor	408,798
GS VIT Sm Cap Eq Insights, Inst	1,218,478
GS VIT U.S. Eq Insights, Inst	9,250,217
Invesco VI Am Fran, Ser I	1,241,989
Invesco VI Am Fran, Ser II	2,863,796
Invesco VI Bal Risk Alloc, Ser II	1,268,229
Invesco VI Comstock, Ser II	3,331,035
Invesco VI Core Eq, Ser I	2,587,735
Invesco VI Div Divd, Ser I	2,465,394
Invesco VI Intl Gro, Ser II	5,721,499
Invesco VI Mid Cap Gro, Ser I	985,322
Invesco VI Mid Cap Gro, Ser II	1,164,768
Invesco VI Tech, Ser I	3,128,539
Ivy VIP Asset Strategy	1,919,850
Janus Aspen Enterprise, Serv	1,417,265
Janus Aspen Flex Bond, Serv	35,958
Janus Aspen Gbl Alloc Mod, Serv	82,316
Janus Aspen Global Tech, Serv	2,656,277
Janus Aspen Janus, Serv	2,019,531
Janus Aspen Overseas, Serv	10,267,521

108	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Division	Purchases
Lazard Ret Global Dyn MA, Serv	$1,258,585
MFS Inv Gro Stock, Serv Cl	5,179,836
MFS New Dis, Serv Cl	7,915,323
MFS Utilities, Serv Cl	7,849,802
MS UIF Global Real Est, Cl II	2,838,610
MS UIF Mid Cap Gro, Cl II	4,622,316
NB AMT Abs Return Multi-Mgr, Cl S	225,336
NB AMT Soc Responsive, Cl S	180,423
Oppen Global VA, Serv	4,170,674
Oppen Global Strategic Inc VA, Srv	8,283,125
Oppen Main St Sm Cap VA, Serv	5,960,589
PIMCO VIT All Asset, Advisor Cl	4,836,936
PIMCO VIT Glb MA Man Alloc, Adv Cl	35,391
PIMCO VIT Tot Return, Advisor Cl	434,449
Put VT Global Hlth Care, Cl IB	6,852,274
Put VT Hi Yield, Cl IB	1,702,542
Put VT Intl Eq, Cl IB	2,134,642
Put VT Multi-Cap Gro, Cl IA	1,947,996
Put VT Multi-Cap Gro, Cl IB	1,220,813
Royce Micro-Cap, Invest Cl	4,044,246
Third Ave Val	2,164,784
VanEck VIP Global Gold, Cl S	394,991
VP Aggr, Cl 2	42,670,834
VP Aggr, Cl 4	39,486,386
VP AC Div Bond, Cl 2	21,323
VP AQR Man Fut Strategy, Cl 2	22,431
VP BR Gl Infl Prot Sec, Cl 2	56,766
VP BR Gl Infl Prot Sec, Cl 3	1,566,390
VP Col Wanger Intl Eq, Cl 2	696,238
Col VP US Eq, Cl 2	297,904
VP Conserv, Cl 2	4,425,174
VP Conserv, Cl 4	4,215,037
VP DFA Intl Val, Cl 2	285,412
VP EV Floating Rate Inc, Cl 2	305,801
VP GS Commodity Strategy, Cl 2	33,527

Division	Purchases
VP Holl Lg Cap Gro, Cl 2	$104,077
VP Invesco Intl Gro, Cl 2	465,955
VP JPM Core Bond, Cl 2	10,517
VP Jennison Mid Cap Gro, Cl 2	163,733
VP Loomis Sayles Gro, Cl 2	33,640
VP MFS Val, Cl 2	198,148
VP Mod, Cl 2	52,899,464
VP Mod, Cl 4	56,681,914
VP Mod Aggr, Cl 2	87,607,427
VP Mod Aggr, Cl 4	104,209,140
VP Mod Conserv, Cl 2	7,765,028
VP Mod Conserv, Cl 4	9,956,111
VP MS Global Real Est, Cl 2	765,903
VP Multi-Mgr Div Inc, Cl 2	84,927
VP Multi-Mgr Int Rate Adapt, Cl 2	200,049
VP NFJ Divd Val, Cl 2	104,676
VP Nuveen Winslow Lg Cap Gro, Cl 2	95,758
VP Ptnrs Sm Cap Gro, Cl 2	23,129
VP Ptnrs Sm Cap Val, Cl 2	64,064
VP Ptnrs Sm Cap Val, Cl 3	4,032,107
VP Pyramis Intl Eq, Cl 2	65,180
VP Pyrford Intl Eq, Cl 2	11,248
VP Sit Divd Gro, Cl 2	23,072
VP Sit Divd Gro, Cl 3	986,278
VP TCW Core Plus Bond, Cl 2	22,165
VP Vty Estb Val, Cl 2	53,643
VP Vty Estb Val, Cl 3	1,059,324
VP WF Short Duration Govt, Cl 2	4,123
Wanger Intl	23,900,749
Wanger USA	25,218,073
WF Adv VT Index Asset Alloc, Cl 2	2,858,847
WF Adv VT Intl Eq, Cl 2	2,242,359
WF Adv VT Opp, Cl 2	2,853,344
WF Adv VT Sm Cap Gro, Cl 2	4,487,255
WA Var Global Hi Yd Bond, Cl II	20,746

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.08	$—	$—	$1.57	$1.21
0.20%	1.01	—	—	—	0.98
0.30%	1.01	1.47	1.21	1.57	0.98
0.45%	1.01	2.53	1.67	2.72	0.98
0.65%	—	—	—	—	—
0.90%	1.00	1.95	1.54	1.59	0.98

Subaccount	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.00%	$—	$—	$—	$1.54	$1.21
0.20%	—	—	—	—	0.99
0.30%	—	1.21	—	1.49	0.99
0.45%	2.01	1.21	2.48	1.46	0.99
0.65%	—	—	—	—	—
0.90%	1.11	1.76	2.68	2.27	0.99

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	109

Subaccount	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2
0.00%	$—	$1.37	$1.00	$—	$0.78
0.20%	—	—	—	—	—
0.30%	1.29	1.34	—	0.99	—
0.45%	2.10	2.26	—	0.98	—
0.65%	—	1.88	—	1.08	—
0.90%	1.54	1.61	—	1.11	—

Subaccount	Col VP Contrarian Core, Cl 2	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
0.00%	$1.24	$1.05	$1.04	$—	$1.43
0.20%	—	—	—	—	—
0.30%	—	—	—	1.02	—
0.45%	—	—	—	1.42	—
0.65%	—	—	—	1.49	—
0.90%	—	—	—	1.80	—

Subaccount	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
0.00%	$—	$1.02	$1.09	$—	$0.94
0.20%	—	—	—	—	—
0.30%	1.39	—	—	1.01	—
0.45%	2.42	—	—	2.08	—
0.65%	—	—	—	—	—
0.90%	2.36	—	—	2.42	—

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
0.00%	$—	$1.15	$—	$1.14	$—
0.20%	—	—	—	—	—
0.30%	0.93	—	1.12	0.93	1.11
0.45%	1.23	—	2.20	0.93	1.98
0.65%	—	—	—	—	—
0.90%	1.83	—	2.31	0.92	1.78

Subaccount	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
0.00%	$1.22	$—	$1.50	$—	$1.54
0.20%	—	—	—	—	—
0.30%	—	1.17	—	1.49	—
0.45%	—	1.84	—	2.86	—
0.65%	—	—	—	—	—
0.90%	—	1.05	—	0.88	—

110	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	$—	$1.03	$1.01	$1.01	$1.01
0.20%	—	0.95	1.01	1.01	1.01
0.30%	1.52	0.95	1.01	1.01	1.01
0.45%	2.92	0.95	1.01	1.01	1.01
0.65%	1.95	—	—	—	—
0.90%	1.28	0.95	1.01	1.01	1.01

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.00%	$1.01	$1.24	$1.41	$—	$1.65
0.20%	1.01	—	—	—	—
0.30%	1.01	—	—	1.41	—
0.45%	1.01	—	—	2.84	—
0.65%	—	—	—	—	—
0.90%	1.01	—	—	1.95	—

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.00%	$—	$0.99	$1.52	$1.64	$—
0.20%	—	—	—	—	—
0.30%	1.57	—	1.49	—	1.56
0.45%	3.04	—	2.69	—	2.94
0.65%	—	—	—	—	—
0.90%	1.97	—	1.54	—	1.85

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.00%	$1.69	$—	$1.07	$1.04	$—
0.20%	—	—	—	—	—
0.30%	—	1.63	—	—	1.03
0.45%	—	3.21	—	—	1.13
0.65%	—	—	—	—	1.18
0.90%	—	2.47	—	—	1.37

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	$—	$1.07	$—	$1.49	$—
0.20%	—	0.98	—	—	—
0.30%	0.72	0.98	1.04	1.46	—
0.45%	0.92	0.98	1.67	2.77	2.76
0.65%	—	—	—	—	—
0.90%	0.62	0.98	1.22	1.52	1.78

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	111

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
0.00%	$—	$—	$1.50	$—	$—
0.20%	—	—	—	—	—
0.30%	1.46	—	1.46	—	1.25
0.45%	1.44	2.74	1.43	1.90	1.23
0.65%	—	—	—	—	—
0.90%	2.10	3.87	3.23	1.25	1.73

Subaccount	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
0.00%	$1.05	$—	$1.10	$1.42	$1.54
0.20%	—	—	0.96	—	—
0.30%	—	1.23	0.96	1.38	1.43
0.45%	—	2.29	0.96	2.25	2.83
0.65%	—	—	—	—	—
0.90%	—	2.56	0.96	1.94	3.63

Subaccount	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	$1.04	$—	$0.97	$—	$—
0.20%	0.99	—	0.97	—	—
0.30%	0.99	1.53	0.97	—	1.60
0.45%	0.99	2.89	0.97	3.01	2.77
0.65%	—	—	—	—	—
0.90%	0.99	4.33	0.97	2.43	1.59

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
0.00%	$—	$—	$1.06	$—	$—
0.20%	—	—	1.01	—	—
0.30%	—	1.53	1.01	1.49	—
0.45%	1.46	1.46	1.00	2.80	2.35
0.65%	—	—	—	—	—
0.90%	1.45	1.44	1.00	1.41	2.88

Subaccount	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.48	1.22	1.50	1.49	1.42
0.45%	1.59	2.03	1.44	1.45	2.87
0.65%	—	—	—	—	—
0.90%	1.57	1.12	1.42	1.41	1.77

112	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
0.00%	$1.03	$—	$1.05	$1.23	$—
0.20%	0.96	—	—	—	—
0.30%	0.96	—	—	—	1.52
0.45%	0.96	3.21	—	—	3.22
0.65%	—	—	—	—	—
0.90%	0.96	1.25	—	—	0.89

Subaccount	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.00%	$1.50	$—	$1.10	$—	$—
0.20%	—	—	1.00	—	—
0.30%	1.48	1.08	1.00	1.47	1.31
0.45%	2.60	1.76	0.99	2.73	3.33
0.65%	—	—	—	—	—
0.90%	1.49	1.36	0.99	1.22	1.79

Subaccount	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Soc Responsive, Cl S
0.00%	$1.42	$—	$1.46	$0.99	$1.56
0.20%	—	—	—	0.99	—
0.30%	1.36	1.22	1.44	0.99	—
0.45%	2.48	2.69	3.05	0.99	—
0.65%	—	—	—	—	—
0.90%	4.17	1.07	1.59	0.99	—

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.00%	$1.43	$1.04	$1.65	$1.04	$0.99
0.20%	—	—	—	—	—
0.30%	1.35	1.03	1.61	1.02	—
0.45%	2.47	1.56	3.33	1.64	—
0.65%	—	—	—	—	—
0.90%	1.71	1.46	2.08	1.34	—

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
0.00%	$1.04	$—	$—	$—	$—
0.20%	1.02	—	—	—	—
0.30%	1.02	1.81	—	1.24	—
0.45%	1.02	2.77	2.07	1.84	2.80
0.65%	—	—	—	—	—
0.90%	1.02	2.65	2.19	1.57	2.46

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	113

Subaccount	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.00%	$—	$—	$—	$0.81	$1.32
0.20%	—	—	—	0.76	—
0.30%	1.57	—	—	0.76	1.29
0.45%	1.91	2.38	2.19	0.76	1.55
0.65%	—	—	—	—	—
0.90%	1.87	3.51	2.83	0.76	1.52

Subaccount	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.00%	$—	$1.04	$1.18	$1.04	$—
0.20%	—	—	—	—	—
0.30%	1.29	—	—	—	1.03
0.45%	1.55	—	—	—	1.31
0.65%	—	—	—	—	—
0.90%	1.52	—	—	—	1.35

Subaccount	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
0.00%	$1.27	$1.47	$1.09	$—	$1.22
0.20%	—	—	—	—	—
0.30%	—	—	1.08	1.08	—
0.45%	—	—	1.23	1.23	—
0.65%	—	—	—	—	—
0.90%	—	—	1.20	1.20	—

Subaccount	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2
0.00%	$1.07	$0.82	$1.40	$1.26	$1.03
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.65%	—	—	—	—	—
0.90%	—	—	—	—	—

Subaccount	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.00%	$1.42	$1.45	$1.54	$1.20	$—
0.20%	—	—	—	—	—
0.30%	—	—	—	1.18	1.18
0.45%	—	—	—	1.40	1.40
0.65%	—	—	—	—	—
0.90%	—	—	—	1.37	1.37

114	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2
0.00%	$1.26	$—	$1.15	$—	$1.28
0.20%	—	—	—	—	—
0.30%	1.23	1.23	1.13	1.13	—
0.45%	1.48	1.48	1.31	1.31	—
0.65%	—	—	—	—	—
0.90%	1.45	1.45	1.28	1.29	—

Subaccount	VP Multi- Mgr Div Inc, Cl 2	VP Multi- Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
0.00%	$0.99	$1.00	$1.43	$1.51	$1.41
0.20%	0.99	0.99	—	—	—
0.30%	0.99	0.99	—	—	—
0.45%	0.99	0.99	—	—	—
0.65%	—	—	—	—	—
0.90%	0.99	0.99	—	—	—

Subaccount	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2
0.00%	$1.45	$—	$1.24	$1.03	$1.45
0.20%	—	—	—	—	—
0.30%	—	1.41	—	—	—
0.45%	—	2.71	—	—	—
0.65%	—	—	—	—	—
0.90%	—	2.52	—	—	—

Subaccount	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
0.00%	$—	$1.02	$1.58	$—	$1.01
0.20%	—	—	—	—	—
0.30%	1.41	—	—	1.53	—
0.45%	2.44	—	—	2.92	—
0.65%	—	—	—	—	—
0.90%	1.26	—	—	1.97	—

Subaccount	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
0.00%	$—	$—	$—	$—	$1.53
0.20%	—	—	—	—	—
0.30%	1.19	1.45	1.40	1.19	1.48
0.45%	2.39	2.98	1.37	1.65	2.98
0.65%	—	—	—	—	—
0.90%	2.06	3.18	2.12	1.61	2.45

Subaccount				WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.00%				$1.46	$1.01
0.20%				—	—
0.30%				1.46	—
0.45%				3.21	—
0.65%				—	—
0.90%				2.70	—

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	115

The following is a summary of units outstanding at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	20,823	—	—	256,498	374,065
0.20%	—	—	—	—	—
0.30%	380,191	1,281,083	2,444,505	63,661	186,487
0.45%	43,083	3,836,786	9,621,406	656,185	1,174,985
0.65%	—	—	—	—	—
0.90%	37,610	6,846,715	16,821,840	1,783,495	1,485,671
Total	481,707	11,964,584	28,887,751	2,759,839	3,221,208

Subaccount	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.00%	—	—	—	344,645	475,799
0.20%	—	—	—	—	—
0.30%	—	1,163,338	—	1,917,910	—
0.45%	4,994,098	1,797,327	16,878,570	6,279,738	350,278
0.65%	—	—	—	—	—
0.90%	4,154,089	2,916,117	7,709,211	7,856,587	520,714
Total	9,148,187	5,876,782	24,587,781	16,398,880	1,346,791

Subaccount	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2
0.00%	—	384,434	804,389	—	23,656
0.20%	—	—	—	—	—
0.30%	73,567	627,288	—	1,314,667	—
0.45%	1,959,453	13,703,216	—	25,953,014	—
0.65%	—	4,494,308	—	605,187	—
0.90%	2,550,371	79,796,646	—	22,551,461	—
Total	4,583,391	99,005,892	804,389	50,424,329	23,656

Subaccount	Col VP Contrarian Core, Cl 2	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
0.00%	158,984	26,725	260,819	—	704,008
0.20%	—	—	—	—	—
0.30%	—	—	—	3,516,600	—
0.45%	—	—	—	30,999,572	—
0.65%	—	—	—	868,241	—
0.90%	—	—	—	32,648,033	—
Total	158,984	26,725	260,819	68,032,446	704,008

Subaccount	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
0.00%	—	81,827	697,838	—	145,989
0.20%	—	—	—	—	—
0.30%	5,912,837	—	—	2,147,701	—
0.45%	39,747,423	—	—	8,901,773	—
0.65%	—	—	—	—	—
0.90%	51,408,070	—	—	9,958,384	—
Total	97,068,330	81,827	697,838	21,007,858	145,989

116	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
0.00%	—	539,827	—	392,672	—
0.20%	—	—	—	—	—
0.30%	1,756,790	—	2,895,987	219,202	605,690
0.45%	10,562,685	—	13,051,410	2,828,532	3,215,380
0.65%	—	—	—	—	—
0.90%	8,340,075	—	13,880,696	5,646,477	5,675,986
Total	20,659,550	539,827	29,828,093	9,086,883	9,497,056

Subaccount	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
0.00%	170,471	—	415,648	—	587,793
0.20%	—	—	—	—	—
0.30%	—	1,051,069	—	1,761,873	—
0.45%	—	11,141,760	—	8,243,118	—
0.65%	—	—	—	—	—
0.90%	—	53,276,480	—	27,141,756	—
Total	170,471	65,469,309	415,648	37,146,747	587,793

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	—	27,177	10,499	39,837	1,610,715
0.20%	—	—	—	—	—
0.30%	3,153,557	84,455	—	—	1,690,728
0.45%	33,946,486	243,823	41,439	642,701	6,391,480
0.65%	1,442,881	—	—	—	—
0.90%	155,721,283	510,172	319,058	1,836,312	9,361,754
Total	194,264,207	865,627	370,996	2,518,850	19,054,677

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.00%	889,522	53,987	119,130	—	617,369
0.20%	—	—	—	—	—
0.30%	424,885	—	—	604,012	—
0.45%	4,792,010	—	—	2,828,167	—
0.65%	—	—	—	—	—
0.90%	10,196,707	—	—	2,846,549	—
Total	16,303,124	53,987	119,130	6,278,728	617,369

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.00%	—	5,155	697,967	503,694	—
0.20%	—	—	—	—	—
0.30%	300,158	—	1,913,269	—	264,944
0.45%	1,507,666	—	12,201,953	—	1,925,088
0.65%	—	—	—	—	—
0.90%	5,625,998	—	17,871,736	—	4,555,839
Total	7,433,822	5,155	32,684,925	503,694	6,745,871

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	117

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.00%	134,867	—	245,129	48,196	—
0.20%	—	—	—	—	—
0.30%	—	666,122	—	—	1,816,657
0.45%	—	3,454,097	—	—	10,642,010
0.65%	—	—	—	—	516,135
0.90%	—	3,249,147	—	—	9,336,380
Total	134,867	7,369,366	245,129	48,196	22,311,182

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	—	274,357	—	1,220,714	—
0.20%	—	—	—	—	—
0.30%	475,491	24,582	857,632	2,517,544	—
0.45%	4,257,570	296,961	7,356,648	13,886,309	13,611,432
0.65%	—	—	—	—	—
0.90%	7,470,543	287,629	11,445,673	32,355,717	10,380,295
Total	12,203,604	883,529	19,659,953	49,980,284	23,991,727

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
0.00%	—	—	536,132	—	—
0.20%	—	—	—	—	—
0.30%	2,017,515	—	4,714,890	—	1,170,754
0.45%	9,901,456	28,897,515	16,873,170	6,589,350	3,943,626
0.65%	—	—	—	—	—
0.90%	7,276,632	10,208,563	13,958,108	5,111,628	4,773,978
Total	19,195,603	39,106,078	36,082,300	11,700,978	9,888,358

Subaccount	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
0.00%	104,227	—	257,812	157,873	229,972
0.20%	—	—	—	—	—
0.30%	—	1,890,210	67,900	748,411	1,273,708
0.45%	—	10,993,283	851,883	3,226,409	6,175,310
0.65%	—	—	—	—	—
0.90%	—	9,975,017	1,560,214	7,171,856	5,306,704
Total	104,227	22,858,510	2,737,809	11,304,549	12,985,694

Subaccount	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	170,236	—	11,121	—	—
0.20%	—	—	—	—	—
0.30%	19,573	2,866,754	5,352	—	939,274
0.45%	547,503	18,596,502	101,706	1,339,054	7,987,102
0.65%	—	—	—	—	—
0.90%	736,234	12,038,069	127,225	629,853	14,392,863
Total	1,473,546	33,501,325	245,404	1,968,907	23,319,239

118	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
0.00%	—	—	68,165	—	—
0.20%	—	—	—	—	—
0.30%	—	625,380	—	355,476	—
0.45%	5,592,902	2,176,053	590,484	1,722,252	23,259,948
0.65%	—	—	—	—	—
0.90%	1,861,182	4,229,724	564,550	4,263,288	26,752,779
Total	7,454,084	7,031,157	1,223,199	6,341,016	50,012,727

Subaccount	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	326,361	501,599	99,587	289,370	250,197
0.45%	2,638,462	6,475,406	3,338,562	759,388	1,069,280
0.65%	—	—	—	—	—
0.90%	3,519,415	9,762,399	1,844,736	1,565,406	2,682,810
Total	6,484,238	16,739,404	5,282,885	2,614,164	4,002,287

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
0.00%	413,195	—	28,212	137,358	—
0.20%	—	—	—	—	—
0.30%	—	—	—	—	191,571
0.45%	427,390	2,662,851	—	—	2,433,362
0.65%	—	—	—	—	—
0.90%	967,867	2,009,187	—	—	6,607,928
Total	1,808,452	4,672,038	28,212	137,358	9,232,861

Subaccount	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.00%	48,358	—	51,938	—	—
0.20%	—	—	—	—	—
0.30%	367,640	1,098,322	379,780	574,416	626,502
0.45%	1,349,264	13,757,555	131,024	6,505,276	4,335,984
0.65%	—	—	—	—	—
0.90%	3,955,835	14,689,131	190,320	12,071,209	4,648,647
Total	5,721,097	29,545,008	753,062	19,150,901	9,611,133

Subaccount	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Soc Responsive, Cl S
0.00%	657,385	—	347,081	5,742	95,247
0.20%	—	—	—	—	—
0.30%	785,688	470,356	153,481	21,661	—
0.45%	4,576,506	1,812,657	1,128,063	29,638	—
0.65%	—	—	—	—	—
0.90%	4,441,305	6,874,616	3,238,658	170,684	—
Total	10,460,884	9,157,629	4,867,283	227,725	95,247

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	119

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.00%	374,920	61,768	221,918	268,691	82,639
0.20%	—	—	—	—	—
0.30%	397,455	1,476,453	246,567	1,496,970	—
0.45%	1,926,851	12,357,194	1,574,294	7,142,618	—
0.65%	—	—	—	—	—
0.90%	4,706,326	21,259,539	4,166,410	9,821,330	—
Total	7,405,552	35,154,954	6,209,189	18,729,609	82,639

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
0.00%	30,415	—	—	—	—
0.20%	—	—	—	—	—
0.30%	12,494	290,599	—	270,467	—
0.45%	228,592	2,532,359	3,036,889	1,024,958	15,807,425
0.65%	—	—	—	—	—
0.90%	112,362	3,354,677	1,222,467	1,133,327	23,679,575
Total	383,863	6,177,635	4,259,356	2,428,752	39,487,000

Subaccount	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.00%	—	—	—	43,816	16,013,323
0.20%	—	—	—	—	—
0.30%	31,394	—	—	2,325	4,780,234
0.45%	3,417,435	12,393,802	11,986,663	203,307	34,752,394
0.65%	—	—	—	—	—
0.90%	898,471	3,709,792	4,417,540	199,282	53,755,014
Total	4,347,300	16,103,594	16,404,203	448,730	109,300,965

Subaccount	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.00%	—	25,982	19,088	105,156	—
0.20%	—	—	—	—	—
0.30%	13,335,766	—	—	—	299,950
0.45%	66,258,024	—	—	—	3,951,045
0.65%	—	—	—	—	—
0.90%	149,174,935	—	—	—	5,114,697
Total	228,768,725	25,982	19,088	105,156	9,365,692

Subaccount	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
0.00%	710,762	347,983	766,111	—	265,206
0.20%	—	—	—	—	—
0.30%	—	—	444,425	666,842	—
0.45%	—	—	4,476,316	5,556,352	—
0.65%	—	—	—	—	—
0.90%	—	—	7,638,026	13,377,647	—
Total	710,762	347,983	13,324,878	19,600,841	265,206

120	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2
0.00%	368,696	36,821	105,358	438,327	13,236
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.65%	—	—	—	—	—
0.90%	—	—	—	—	—
Total	368,696	36,821	105,358	438,327	13,236

Subaccount	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.00%	170,920	35,566	169,890	20,293,310	—
0.20%	—	—	—	—	—
0.30%	—	—	—	5,872,037	21,254,320
0.45%	—	—	—	80,459,397	168,070,407
0.65%	—	—	—	—	—
0.90%	—	—	—	138,296,868	322,594,518
Total	170,920	35,566	169,890	244,921,612	511,919,245

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2
0.00%	48,079,021	—	1,814,232	—	704,651
0.20%	—	—	—	—	—
0.30%	12,620,911	40,442,581	262,020	2,484,797	—
0.45%	84,171,144	220,579,259	15,690,376	27,543,811	—
0.65%	—	—	—	—	—
0.90%	167,875,715	514,196,956	25,818,651	43,215,930	—
Total	312,746,791	775,218,796	43,585,279	73,244,538	704,651

Subaccount	VP Multi- Mgr Div Inc, Cl 2	VP Multi- Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
0.00%	1,191	—	118,420	43,344	27,956
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	43,399	4,664	—	—	—
0.65%	—	—	—	—	—
0.90%	40,545	193,242	—	—	—
Total	85,135	197,906	118,420	43,344	27,956

Subaccount	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2
0.00%	57,855	—	76,945	21,624	45,107
0.20%	—	—	—	—	—
0.30%	—	1,152,246	—	—	—
0.45%	—	2,444,657	—	—	—
0.65%	—	—	—	—	—
0.90%	—	3,322,453	—	—	—
Total	57,855	6,919,356	76,945	21,624	45,107

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	121

Subaccount	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
0.00%	—	34,698	100,222	—	12,729
0.20%	—	—	—	—	—
0.30%	200,958	—	—	36,268	—
0.45%	940,996	—	—	571,103	—
0.65%	—	—	—	—	—
0.90%	2,476,649	—	—	979,884	—
Total	3,618,603	34,698	100,222	1,587,255	12,729

Subaccount	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
0.00%	—	—	—	—	52,267
0.20%	—	—	—	—	—
0.30%	3,129,505	3,436,506	300,452	142,044	617,984
0.45%	17,411,569	16,426,574	1,725,295	8,000,557	2,292,125
0.65%	—	—	—	—	—
0.90%	22,158,024	15,636,424	2,532,505	3,984,048	3,526,456
Total	42,699,098	35,499,504	4,558,252	12,126,649	6,488,832

Subaccount				WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.00%				431,129	17,427
0.20%				—	—
0.30%				491,626	—
0.45%				1,688,526	—
0.65%				—	—
0.90%				2,694,878	—
Total				5,306,159	17,427

The following is a summary of net assets at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$22,429	$—	$—	$402,957	$451,926
0.20%	75	—	—	—	71
0.30%	382,471	1,879,398	2,967,718	99,892	182,488
0.45%	43,304	9,687,812	16,069,631	1,783,336	1,148,857
0.65%	—	—	—	—	—
0.90%	37,709	13,343,048	25,899,083	2,828,967	1,449,106
Total	$485,988	$24,910,258	$44,936,432	$5,115,152	$3,232,448

Subaccount	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.00%	$—	$—	$—	$531,492	$573,860
0.20%	—	—	—	—	73
0.30%	—	1,405,594	—	2,850,542	73
0.45%	10,047,890	2,173,689	41,922,550	9,186,313	346,833
0.65%	—	—	—	—	—
0.90%	4,614,365	5,143,367	20,696,606	17,830,424	514,303
Total	$14,662,255	$8,722,650	$62,619,156	$30,398,771	$1,435,142

122	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2
0.00%	$—	$528,531	$806,608	$—	$18,402
0.20%	—	—	—	—	—
0.30%	94,865	838,232	—	1,306,468	—
0.45%	4,118,991	30,965,312	—	25,308,379	—
0.65%	—	8,459,179	—	653,917	—
0.90%	3,929,314	128,364,842	—	25,084,542	—
Total	$8,143,170	$169,156,096	$806,608	$52,353,306	$18,402

Subaccount	Col VP Contrarian Core, Cl 2	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
0.00%	$196,471	$28,040	$272,287	$—	$1,003,334
0.20%	—	—	—	—	—
0.30%	—	—	—	3,595,112	—
0.45%	—	—	—	43,921,468	—
0.65%	—	—	—	1,291,560	—
0.90%	—	—	—	58,874,324	—
Total	$196,471	$28,040	$272,287	$107,682,464	$1,003,334

Subaccount	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
0.00%	$—	$83,373	$763,248	$—	$137,745
0.20%	—	—	—	—	—
0.30%	8,228,209	—	—	2,174,266	—
0.45%	96,041,016	—	—	18,474,634	—
0.65%	—	—	—	—	—
0.90%	121,074,929	—	—	24,130,746	—
Total	$225,344,154	$83,373	$763,248	$44,779,646	$137,745

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
0.00%	$—	$620,718	$—	$447,215	$—
0.20%	—	—	—	—	—
0.30%	1,631,860	—	3,238,955	204,343	670,517
0.45%	12,988,224	—	28,650,664	2,629,425	6,363,945
0.65%	—	—	—	—	—
0.90%	15,258,515	—	32,125,567	5,208,823	10,109,571
Total	$29,878,599	$620,718	$64,015,186	$8,489,806	$17,144,033

Subaccount	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
0.00%	$207,207	$—	$623,464	$—	$907,166
0.20%	—	—	—	—	—
0.30%	—	1,224,401	—	2,620,108	—
0.45%	—	20,449,724	—	23,558,908	—
0.65%	—	—	—	—	—
0.90%	—	56,157,904	—	23,753,826	—
Total	$207,207	$77,832,029	$623,464	$49,932,842	$907,166

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	123

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	$—	$28,033	$10,640	$40,353	$1,630,256
0.20%	—	74	10	10	10
0.30%	4,804,494	80,329	10	10	1,708,485
0.45%	99,127,416	231,725	41,890	649,465	6,453,414
0.65%	2,817,716	—	—	—	—
0.90%	199,683,191	483,682	321,766	1,851,088	9,429,371
Total	$306,432,817	$823,843	$374,316	$2,540,926	$19,221,536

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.00%	$901,979	$67,161	$168,056	$—	$1,018,290
0.20%	10	—	—	—	—
0.30%	430,142	—	—	853,492	—
0.45%	4,847,424	—	—	8,045,418	—
0.65%	—	—	—	—	—
0.90%	10,289,296	—	—	5,554,029	—
Total	$16,468,851	$67,161	$168,056	$14,452,939	$1,018,290

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.00%	$—	$5,116	$1,060,761	$826,193	$—
0.20%	—	—	—	—	—
0.30%	472,324	—	2,846,729	—	413,565
0.45%	4,588,647	—	32,784,127	—	5,653,570
0.65%	—	—	—	—	—
0.90%	11,103,001	—	27,527,851	—	8,406,694
Total	$16,163,972	$5,116	$64,219,468	$826,193	$14,473,829

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.00%	$227,202	$—	$262,495	$50,104	$—
0.20%	—	—	—	—	—
0.30%	—	1,085,403	—	—	1,877,253
0.45%	—	11,073,070	—	—	11,990,908
0.65%	—	—	—	—	610,708
0.90%	—	8,019,873	—	—	12,776,991
Total	$227,202	$20,178,346	$262,495	$50,104	$27,255,860

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	$—	$293,178	$—	$1,823,216	$—
0.20%	—	73	—	—	—
0.30%	342,572	24,159	895,818	3,674,531	—
0.45%	3,916,427	291,615	12,263,422	38,509,309	37,550,738
0.65%	—	—	—	—	—
0.90%	4,633,404	281,766	13,915,946	49,249,695	18,428,842
Total	$8,892,403	$890,791	$27,075,186	$93,256,751	$55,979,580

124	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
0.00%	$—	$—	$804,856	$—	$—
0.20%	—	—	—	—	—
0.30%	2,954,581	—	6,888,558	—	1,457,452
0.45%	14,230,236	79,297,174	24,190,264	12,496,922	4,849,052
0.65%	—	—	—	—	—
0.90%	15,281,107	39,543,730	45,034,978	6,385,744	8,266,209
Total	$32,465,924	$118,840,904	$76,918,656	$18,882,666	$14,572,713

Subaccount	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
0.00%	$109,093	$—	$283,473	$223,495	$354,305
0.20%	—	—	71	—	—
0.30%	—	2,322,073	65,301	1,032,058	1,822,534
0.45%	—	25,207,722	818,610	7,251,325	17,481,453
0.65%	—	—	—	—	—
0.90%	—	25,498,549	1,495,626	13,923,163	19,287,336
Total	$109,093	$53,028,344	$2,663,081	$22,430,041	$38,945,628

Subaccount	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	$176,778	$—	$10,807	$—	$—
0.20%	74	—	73	—	—
0.30%	19,370	4,394,165	5,193	—	1,500,813
0.45%	541,361	53,801,070	98,600	4,036,247	22,113,276
0.65%	—	—	—	—	—
0.90%	726,203	52,069,122	123,041	1,528,434	22,854,900
Total	$1,463,786	$110,264,357	$237,714	$5,564,681	$46,468,989

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
0.00%	$—	$—	$72,295	$—	$—
0.20%	—	—	74	—	—
0.30%	—	954,830	74	529,901	—
0.45%	8,187,436	3,168,356	593,035	4,826,437	54,740,916
0.65%	—	—	—	—	—
0.90%	2,691,987	6,075,778	565,613	6,009,440	76,918,695
Total	$10,879,423	$10,198,964	$1,231,091	$11,365,778	$131,659,611

Subaccount	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	483,229	611,753	149,092	430,630	355,575
0.45%	4,204,873	13,142,916	4,798,730	1,100,141	3,068,586
0.65%	—	—	—	—	—
0.90%	5,516,815	10,942,391	2,619,735	2,209,601	4,760,854
Total	$10,204,917	$24,697,060	$7,567,557	$3,740,372	$8,185,015

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	125

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
0.00%	$426,413	$—	$29,756	$169,064	$—
0.20%	71	—	—	—	—
0.30%	71	—	—	—	290,237
0.45%	411,450	8,543,680	—	—	7,828,354
0.65%	—	—	—	—	—
0.90%	929,504	2,517,270	—	—	5,892,883
Total	$1,767,509	$11,060,950	$29,756	$169,064	$14,011,474

Subaccount	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.00%	$72,305	$—	$56,974	$—	$—
0.20%	—	—	74	—	—
0.30%	545,290	1,185,693	378,059	843,690	821,884
0.45%	3,509,428	24,281,934	130,315	17,770,352	14,423,229
0.65%	—	—	—	—	—
0.90%	5,906,132	20,018,072	188,832	14,735,816	8,329,030
Total	$10,033,155	$45,485,699	$754,254	$33,349,858	$23,574,143

Subaccount	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Soc Responsive, Cl S
0.00%	$932,894	$—	$508,351	$5,765	$148,637
0.20%	—	—	—	74	—
0.30%	1,065,125	574,615	220,981	21,433	—
0.45%	11,365,459	4,869,410	3,444,178	29,303	—
0.65%	—	—	—	—	—
0.90%	18,500,603	7,365,881	5,154,960	168,338	—
Total	$31,864,081	$12,809,906	$9,328,470	$224,913	$148,637

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.00%	$535,327	$64,006	$365,220	$280,115	$81,807
0.20%	—	—	—	—	—
0.30%	535,352	1,524,478	397,371	1,528,918	—
0.45%	4,760,487	19,225,933	5,237,526	11,711,865	—
0.65%	—	—	—	—	—
0.90%	8,068,856	31,145,470	8,647,681	13,174,911	—
Total	$13,900,022	$51,959,887	$14,647,798	$26,695,809	$81,807

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
0.00%	$31,719	$—	$—	$—	$—
0.20%	2,026	—	—	—	—
0.30%	12,757	524,895	—	335,920	—
0.45%	233,237	7,005,484	6,283,114	1,890,616	44,313,189
0.65%	—	—	—	—	—
0.90%	114,366	8,894,427	2,682,978	1,780,538	58,147,526
Total	$394,105	$16,424,806	$8,966,092	$4,007,074	$102,460,715

126	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.00%	$—	$—	$—	$35,518	$21,151,059
0.20%	—	—	—	102	—
0.30%	49,376	—	—	1,828	6,155,289
0.45%	6,518,819	29,499,980	26,287,263	155,134	53,939,752
0.65%	—	—	—	—	—
0.90%	1,681,382	13,004,179	12,517,226	151,692	81,656,694
Total	$8,249,577	$42,504,159	$38,804,489	$344,274	$162,902,794

Subaccount	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.00%	$—	$26,916	$22,515	$108,977	$—
0.20%	—	—	—	—	—
0.30%	17,179,863	—	—	—	310,122
0.45%	102,970,719	—	—	—	5,163,033
0.65%	—	—	—	—	—
0.90%	226,884,307	—	—	—	6,916,761
Total	$347,034,889	$26,916	$22,515	$108,977	$12,389,916

Subaccount	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
0.00%	$903,227	$510,695	$838,369	$—	$324,659
0.20%	—	—	—	—	—
0.30%	—	—	478,224	717,558	—
0.45%	—	—	5,492,350	6,817,866	—
0.65%	—	—	—	—	—
0.90%	—	—	9,171,446	16,063,297	—
Total	$903,227	$510,695	$15,980,389	$23,598,721	$324,659

Subaccount	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2
0.00%	$393,608	$30,196	$148,016	$551,413	$13,678
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.65%	—	—	—	—	—
0.90%	—	—	—	—	—
Total	$393,608	$30,196	$148,016	$551,413	$13,678

Subaccount	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.00%	$242,908	$51,582	$261,823	$24,420,271	$—
0.20%	—	—	—	—	—
0.30%	—	—	—	6,916,396	25,028,176
0.45%	—	—	—	112,829,105	236,017,342
0.65%	—	—	—	—	—
0.90%	—	—	—	189,793,016	443,340,128
Total	$242,908	$51,582	$261,823	$333,958,788	$704,385,646

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	127

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2
0.00%	$60,590,194	$—	$2,079,867	$—	$899,943
0.20%	—	—	—	—	—
0.30%	15,531,141	49,785,220	294,917	2,795,932	—
0.45%	124,545,662	327,027,850	20,573,987	36,198,342	—
0.65%	—	—	—	—	—
0.90%	243,095,435	746,081,888	33,130,903	55,580,808	—
Total	$443,762,432	$1,122,894,958	$56,079,674	$94,575,082	$899,943

Subaccount	VP Multi- Mgr Div Inc, Cl 2	VP Multi- Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
0.00%	$1,258	$75	$169,118	$65,335	$39,555
0.20%	74	75	—	—	—
0.30%	74	75	—	—	—
0.45%	43,058	4,705	—	—	—
0.65%	—	—	—	—	—
0.90%	40,125	191,445	—	—	—
Total	$84,589	$196,375	$169,118	$65,335	$39,555

Subaccount	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2
0.00%	$84,054	$—	$95,346	$22,225	$65,592
0.20%	—	—	—	—	—
0.30%	—	1,627,113	—	—	—
0.45%	—	6,612,810	—	—	—
0.65%	—	—	—	—	—
0.90%	—	8,365,285	—	—	—
Total	$84,054	$16,605,208	$95,346	$22,225	$65,592

Subaccount	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
0.00%	$—	$35,510	$158,503	$—	$12,805
0.20%	—	—	—	—	—
0.30%	284,100	—	—	55,481	—
0.45%	2,300,141	—	—	1,665,589	—
0.65%	—	—	—	—	—
0.90%	3,110,663	—	—	1,927,743	—
Total	$5,694,904	$35,510	$158,503	$3,648,813	$12,805

Subaccount	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
0.00%	$—	$—	$—	$—	$80,179
0.20%	—	—	—	—	—
0.30%	3,739,468	4,980,152	421,243	168,824	913,635
0.45%	41,658,068	48,871,189	2,359,651	13,197,581	6,829,485
0.65%	—	—	—	—	—
0.90%	45,717,367	49,692,865	5,370,586	6,400,338	8,648,808
Total	$91,114,903	$103,544,206	$8,151,480	$19,766,743	$16,472,107

128	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.00%	$631,463	$17,610
0.20%	—	—
0.30%	715,440	—
0.45%	5,426,324	—
0.65%	—	—
0.90%	7,282,710	—
Total	$14,055,937	$17,610

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2014	482	$1.08	to	$1.00	$486	0.99%	0.00%	to	0.90%	4.21%		to	(0.44	%)(13)
2013	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(12)	to	1.30	%(12)
AB VPS Gro & Inc, Cl B
2014	11,965	$1.47	to	$1.95	$24,910	1.12%	0.30%	to	0.90%	8.96%		to	8.31%
2013	12,846	$1.35	to	$1.80	$23,933	1.10%	0.30%	to	0.90%	34.19%		to	33.39%
2012	13,171	$1.00	to	$1.35	$18,014	1.34%	0.30%	to	0.90%	1.33	%(10)	to	16.19%
2011	13,733	$1.48	to	$1.16	$16,063	1.09%	0.45%	to	0.90%	5.60%		to	5.12%
2010	13,657	$1.41	to	$1.10	$15,125	—	0.45%	to	0.90%	12.29%		to	11.79%
AB VPS Intl Val, Cl B
2014	28,888	$1.21	to	$1.54	$44,936	3.37%	0.30%	to	0.90%	(6.74%)		to	(7.30%)
2013	29,802	$1.30	to	$1.66	$49,998	5.92%	0.30%	to	0.90%	22.36%		to	21.63%
2012	31,933	$1.06	to	$1.37	$44,049	1.38%	0.30%	to	0.90%	7.63	%(10)	to	13.17%
2011	34,962	$1.29	to	$1.21	$42,487	3.82%	0.45%	to	0.90%	(19.80%)		to	(20.16%)
2010	38,470	$1.61	to	$1.51	$58,348	2.39%	0.45%	to	0.90%	3.83%		to	3.37%
AB VPS Lg Cap Gro, Cl B
2014	2,760	$1.57	to	$1.59	$5,115	—	0.00%	to	0.90%	13.84%		to	12.82%
2013	2,444	$1.38	to	$1.41	$3,893	—	0.00%	to	0.90%	37.00%		to	35.77%
2012	2,641	$1.01	to	$1.04	$3,005	0.03%	0.00%	to	0.90%	(1.17	%)(9)	to	15.08%
2011	2,719	$1.52	to	$0.90	$2,716	0.09%	0.45%	to	0.90%	(3.71%)		to	(4.14%)
2010	1,958	$1.58	to	$0.94	$1,998	0.27%	0.45%	to	0.90%	9.34%		to	8.85%
ALPS Alerian Engy Infr, Class III
2014	3,221	$1.21	to	$0.98	$3,232	0.38%	0.00%	to	0.90%	11.91%		to	(5.82	%)(13)
2013	5	$1.08	to	$1.08	$5	—	0.00%	to	0.00%	3.37	%(12)	to	3.37	%(12)
AC VP Intl, Cl I
2014	9,148	$2.01	to	$1.11	$14,662	1.68%	0.45%	to	0.90%	(5.93%)		to	(6.35%)
2013	9,612	$2.14	to	$1.19	$16,286	1.68%	0.45%	to	0.90%	21.86%		to	21.31%
2012	10,268	$1.76	to	$0.98	$14,004	0.87%	0.45%	to	0.90%	20.62%		to	20.07%
2011	13,329	$1.46	to	$0.81	$13,504	1.44%	0.45%	to	0.90%	(12.44%)		to	(12.83%)
2010	17,456	$1.66	to	$0.93	$17,818	2.39%	0.45%	to	0.90%	12.78%		to	12.28%
AC VP Intl, Cl II
2014	5,877	$1.21	to	$1.76	$8,723	1.53%	0.30%	to	0.90%	(5.94%)		to	(6.50%)
2013	5,391	$1.28	to	$1.89	$9,534	1.53%	0.30%	to	0.90%	21.89%		to	21.16%
2012	5,184	$1.05	to	$1.56	$8,070	0.69%	0.30%	to	0.90%	6.14	%(10)	to	19.92%
2011	5,331	$1.30	to	$1.30	$6,922	1.24%	0.90%	to	0.90%	(12.97%)		to	(12.97%)
2010	5,536	$1.49	to	$1.49	$8,259	2.15%	0.90%	to	0.90%	12.13%		to	12.13%
AC VP Val, Cl I
2014	24,588	$2.48	to	$2.68	$62,619	1.54%	0.45%	to	0.90%	12.57%		to	12.07%
2013	26,851	$2.21	to	$2.40	$60,881	1.65%	0.45%	to	0.90%	31.14%		to	30.55%
2012	29,440	$1.68	to	$1.84	$51,154	1.91%	0.45%	to	0.90%	14.06%		to	13.55%
2011	33,253	$1.48	to	$1.62	$51,551	2.02%	0.45%	to	0.90%	0.56%		to	0.11%
2010	37,647	$1.47	to	$1.61	$59,272	2.18%	0.45%	to	0.90%	12.91%		to	12.41%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	129

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Val, Cl II
2014	16,399	$1.54	to	$2.27	$30,399	1.39%	0.00%	to	0.90%	12.89%		to	11.88%
2013	15,793	$1.37	to	$2.03	$29,107	1.50%	0.00%	to	0.90%	31.48%		to	30.30%
2012	14,204	$1.04	to	$1.56	$22,101	1.78%	0.00%	to	0.90%	1.19	%(9)	to	13.55%
2011	14,656	$1.37	to	$1.37	$20,093	1.89%	0.90%	to	0.90%	(0.04%)		to	(0.04%)
2010	14,868	$1.37	to	$1.37	$20,391	2.07%	0.90%	to	0.90%	12.02%		to	12.02%
BlackRock Global Alloc, Cl III
2014	1,347	$1.21	to	$0.99	$1,435	5.02%	0.00%	to	0.90%	1.93%		to	(2.06	%)(13)
2013	171	$1.18	to	$1.18	$203	1.81%	0.00%	to	0.00%	14.41%		to	14.41%
2012	17	$1.03	to	$1.03	$18	24.21%	0.00%	to	0.00%	1.69	%(9)	to	1.69	%(9)
Calvert VP SRI Bal
2014	4,583	$1.29	to	$1.54	$8,143	1.61%	0.30%	to	0.90%	9.33%		to	8.68%
2013	4,601	$1.18	to	$1.42	$7,428	1.06%	0.30%	to	0.90%	17.65%		to	16.95%
2012	5,009	$1.00	to	$1.21	$6,642	1.19%	0.30%	to	0.90%	0.72	%(10)	to	9.52%
2011	5,586	$1.49	to	$1.11	$6,573	1.28%	0.45%	to	0.90%	4.10%		to	3.63%
2010	6,429	$1.43	to	$1.07	$7,127	1.42%	0.45%	to	0.90%	11.60%		to	11.09%
Col VP Bal, Cl 3
2014	99,006	$1.37	to	$1.61	$169,156	—	0.00%	to	0.90%	10.13%		to	9.14%
2013	106,368	$1.25	to	$1.47	$164,893	—	0.00%	to	0.90%	21.44%		to	20.35%
2012	114,820	$1.03	to	$1.22	$147,059	—	0.00%	to	0.90%	1.44	%(9)	to	13.23%
2011	129,362	$1.50	to	$1.08	$145,354	—	0.45%	to	0.90%	1.93%		to	1.47%
2010	148,964	$1.47	to	$1.07	$163,497	—	0.45%	to	0.90%	12.03%		to	11.52%
Col VP Cash Mgmt, Cl 2
2014	804	$1.00	to	$1.00	$807	0.01%	0.00%	to	0.00%	0.01%		to	0.01%
2013	391	$1.00	to	$1.00	$393	0.01%	0.00%	to	0.00%	0.01%		to	0.01%
2012	175	$1.00	to	$1.00	$177	0.01%	0.00%	to	0.00%	0.00	%(9)	to	0.00	%(9)
Col VP Cash Mgmt, Cl 3
2014	50,424	$0.99	to	$1.11	$52,353	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2013	57,235	$1.00	to	$1.12	$60,526	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.88%)
2012	62,789	$1.00	to	$1.13	$67,443	0.01%	0.30%	to	0.90%	(0.05	%)(10)	to	(0.88%)
2011	73,316	$0.99	to	$1.14	$80,169	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
2010	65,651	$0.99	to	$1.15	$74,131	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
Col VP Commodity Strategy, Cl 2
2014	24	$0.78	to	$0.78	$18	—	0.00%	to	0.00%	(21.46%)		to	(21.46%)
2013	0	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	(2.10	%)(12)	to	(2.10	%)(12)
Col VP Contrarian Core, Cl 2
2014	159	$1.24	to	$1.24	$196	—	0.00%	to	0.00%	12.83%		to	12.83%
2013	8	$1.10	to	$1.10	$9	—	0.00%	to	0.00%	6.66	%(12)	to	6.66	%(12)
Col VP Core Bond, Cl 2
2014	27	$1.05	to	$1.05	$28	0.53%	0.00%	to	0.00%	5.25%		to	5.25%
2013	0	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.62	%)(12)	to	(0.62	%)(12)
Col VP Inter Bond, Cl 2
2014	261	$1.04	to	$1.04	$272	2.41%	0.00%	to	0.00%	5.20%		to	5.20%
2013	175	$0.99	to	$0.99	$173	4.02%	0.00%	to	0.00%	(2.44%)		to	(2.44%)
2012	7	$1.02	to	$1.02	$7	—	0.00%	to	0.00%	1.72	%(9)	to	1.72	%(9)
Col VP Inter Bond, Cl 3
2014	68,032	$1.02	to	$1.80	$107,682	2.60%	0.30%	to	0.90%	5.01%		to	4.37%
2013	73,135	$0.97	to	$1.73	$114,414	4.42%	0.30%	to	0.90%	(2.68%)		to	(3.27%)
2012	90,171	$1.00	to	$1.79	$148,622	3.84%	0.30%	to	0.90%	0.04	%(10)	to	6.59%
2011	91,587	$1.30	to	$1.68	$144,170	4.50%	0.45%	to	0.90%	6.21%		to	5.72%
2010	102,662	$1.22	to	$1.59	$156,837	3.82%	0.45%	to	0.90%	7.84%		to	7.35%
Col VP Divd Opp, Cl 2
2014	704	$1.43	to	$1.43	$1,003	—	0.00%	to	0.00%	9.79%		to	9.79%
2013	410	$1.30	to	$1.30	$532	—	0.00%	to	0.00%	26.53%		to	26.53%
2012	12	$1.03	to	$1.03	$13	—	0.00%	to	0.00%	0.99	%(9)	to	0.99	%(9)

130	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 3
2014	97,068	$1.39	to	$2.36	$225,344	—	0.30%	to	0.90%	9.58%		to	8.92%
2013	103,365	$1.27	to	$2.16	$222,854	—	0.30%	to	0.90%	26.34%		to	25.58%
2012	110,137	$1.01	to	$1.72	$190,556	—	0.30%	to	0.90%	1.59	%(10)	to	12.96%
2011	126,361	$1.54	to	$1.52	$193,142	—	0.45%	to	0.90%	(5.43%)		to	(5.86%)
2010	144,392	$1.63	to	$1.62	$234,050	—	0.45%	to	0.90%	16.31%		to	15.78%
Col VP Emerg Mkts Bond, Cl 2
2014	82	$1.02	to	$1.02	$83	6.57%	0.00%	to	0.00%	1.44%		to	1.44%
2013	5	$1.00	to	$1.00	$5	18.96%	0.00%	to	0.00%	(2.03	%)(12)	to	(2.03	%)(12)
Col VP Emer Mkts, Cl 2
2014	698	$1.09	to	$1.09	$763	0.17%	0.00%	to	0.00%	(2.40%)		to	(2.40%)
2013	360	$1.12	to	$1.12	$403	0.45%	0.00%	to	0.00%	(1.87%)		to	(1.87%)
2012	12	$1.14	to	$1.14	$14	0.68%	0.00%	to	0.00%	10.77	%(9)	to	10.77	%(9)
Col VP Emer Mkts, Cl 3
2014	21,008	$1.01	to	$2.42	$44,780	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
2013	20,895	$1.04	to	$2.50	$48,359	0.58%	0.30%	to	0.90%	(2.09%)		to	(2.68%)
2012	21,618	$1.06	to	$2.57	$52,674	0.39%	0.30%	to	0.90%	7.05	%(10)	to	19.50%
2011	23,396	$1.82	to	$2.15	$48,289	1.14%	0.45%	to	0.90%	(21.37%)		to	(21.73%)
2010	25,524	$2.31	to	$2.75	$68,363	1.51%	0.45%	to	0.90%	19.22%		to	18.68%
Col VP Global Bond, Cl 2
2014	146	$0.94	to	$0.94	$138	—	0.00%	to	0.00%	0.60%		to	0.60%
2013	127	$0.94	to	$0.94	$119	3.07%	0.00%	to	0.00%	(7.83%)		to	(7.83%)
2012	10	$1.02	to	$1.02	$10	4.99%	0.00%	to	0.00%	1.51	%(9)	to	1.51	%(9)
Col VP Global Bond, Cl 3
2014	20,660	$0.93	to	$1.83	$29,879	—	0.30%	to	0.90%	0.49%		to	(0.12%)
2013	21,615	$0.92	to	$1.83	$33,218	5.73%	0.30%	to	0.90%	(7.98%)		to	(8.54%)
2012	24,398	$1.00	to	$2.00	$42,291	2.64%	0.30%	to	0.90%	0.61	%(10)	to	5.42%
2011	25,722	$1.26	to	$1.90	$43,580	2.88%	0.45%	to	0.90%	4.32%		to	3.84%
2010	27,087	$1.21	to	$1.83	$46,152	3.85%	0.45%	to	0.90%	6.11%		to	5.63%
Col VP Hi Yield Bond, Cl 2
2014	540	$1.15	to	$1.15	$621	7.02%	0.00%	to	0.00%	3.51%		to	3.51%
2013	143	$1.11	to	$1.11	$159	6.93%	0.00%	to	0.00%	5.98%		to	5.98%
2012	18	$1.05	to	$1.05	$19	—	0.00%	to	0.00%	3.31	%(9)	to	3.31	%(9)
Col VP Hi Yield Bond, Cl 3
2014	29,828	$1.12	to	$2.31	$64,015	6.27%	0.30%	to	0.90%	3.31%		to	2.68%
2013	29,769	$1.08	to	$2.25	$64,564	6.58%	0.30%	to	0.90%	5.76%		to	5.11%
2012	31,733	$1.02	to	$2.14	$66,843	7.28%	0.30%	to	0.90%	2.37	%(10)	to	14.69%
2011	31,905	$1.75	to	$1.87	$58,824	8.24%	0.45%	to	0.90%	5.21%		to	4.73%
2010	35,749	$1.66	to	$1.79	$63,266	9.09%	0.45%	to	0.90%	13.45%		to	12.94%
Col VP Inc Opp, Cl 2
2014	9,087	$1.14	to	$0.92	$8,490	—	0.00%	to	0.90%	3.68%		to	2.75%
2013	9,162	$1.10	to	$0.90	$8,256	8.61%	0.00%	to	0.90%	5.01%		to	0.89	%(11)
2012	0	$1.05	to	$1.05	$0	—	0.00%	to	0.00%	3.16	%(9)	to	3.16	%(9)
Col VP Inc Opp, Cl 3
2014	9,497	$1.11	to	$1.78	$17,144	—	0.30%	to	0.90%	3.46%		to	2.83%
2013	10,334	$1.07	to	$1.73	$18,276	12.91%	0.30%	to	0.90%	4.71%		to	4.08%
2012	12,297	$1.02	to	$1.66	$21,006	6.53%	0.30%	to	0.90%	2.09	%(10)	to	13.76%
2011	11,168	$1.60	to	$1.46	$16,655	9.12%	0.45%	to	0.90%	5.79%		to	5.31%
2010	10,733	$1.52	to	$1.39	$15,073	3.72%	0.45%	to	0.90%	12.55%		to	12.03%
Col VP Select Intl Eq, Cl 2
2014	170	$1.22	to	$1.22	$207	1.70%	0.00%	to	0.00%	(8.73%)		to	(8.73%)
2013	177	$1.33	to	$1.33	$236	0.93%	0.00%	to	0.00%	22.09%		to	22.09%
2012	6	$1.09	to	$1.09	$7	7.31%	0.00%	to	0.00%	5.75	%(9)	to	5.75	%(9)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	131

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Intl Eq, Cl 3
2014	65,469	$1.17	to	$1.05	$77,832	1.77%	0.30%	to	0.90%	(8.83%)		to	(9.38%)
2013	72,951	$1.28	to	$1.16	$94,265	1.65%	0.30%	to	0.90%	21.79%		to	21.06%
2012	81,126	$1.05	to	$0.96	$85,682	1.56%	0.30%	to	0.90%	5.86	%(10)	to	16.64%
2011	93,912	$1.41	to	$0.82	$84,058	1.34%	0.45%	to	0.90%	(12.80%)		to	(13.20%)
2010	110,255	$1.62	to	$0.95	$111,451	1.43%	0.45%	to	0.90%	13.38%		to	12.87%
Col VP Lg Cap Gro, Cl 2
2014	416	$1.50	to	$1.50	$623	—	0.00%	to	0.00%	13.92%		to	13.92%
2013	187	$1.32	to	$1.32	$246	—	0.00%	to	0.00%	30.00%		to	30.00%
2012	21	$1.01	to	$1.01	$21	—	0.00%	to	0.00%	(0.50	%)(9)	to	(0.50	%)(9)
Col VP Lg Cap Gro, Cl 3
2014	37,147	$1.49	to	$0.88	$49,933	—	0.30%	to	0.90%	13.70%		to	13.01%
2013	43,195	$1.31	to	$0.77	$47,219	—	0.30%	to	0.90%	29.88%		to	29.09%
2012	51,835	$1.01	to	$0.60	$40,678	—	0.30%	to	0.90%	1.88	%(10)	to	19.07%
2011	61,060	$1.62	to	$0.50	$37,920	—	0.45%	to	0.90%	(3.66%)		to	(4.10%)
2010	76,325	$1.68	to	$0.53	$44,431	—	0.45%	to	0.90%	16.64%		to	16.11%
Col VP Lg Core Quan, Cl 2
2014	588	$1.54	to	$1.54	$907	—	0.00%	to	0.00%	15.09%		to	15.09%
2013	106	$1.34	to	$1.34	$142	—	0.00%	to	0.00%	33.48%		to	33.48%
2012	0	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(1.24	%)(9)	to	(1.24	%)(9)
Col VP Lg Core Quan, Cl 3
2014	194,264	$1.52	to	$1.28	$306,433	—	0.30%	to	0.90%	14.88%		to	14.19%
2013	215,895	$1.33	to	$1.12	$292,032	—	0.30%	to	0.90%	33.26%		to	32.45%
2012	245,142	$1.00	to	$0.85	$245,254	—	0.30%	to	0.90%	0.52	%(10)	to	12.84%
2011	282,660	$1.69	to	$0.75	$242,319	—	0.45%	to	0.90%	4.76%		to	4.28%
2010	336,117	$1.61	to	$0.72	$262,784	—	0.45%	to	0.90%	16.81%		to	16.28%
Col VP Limited Duration Cr, Cl 2
2014	866	$1.03	to	$0.95	$824	0.05%	0.00%	to	0.90%	0.31%		to	(1.92	%)(13)
2013	7	$1.03	to	$1.03	$7	0.20%	0.00%	to	0.00%	1.19%		to	1.19%
2012	0	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	1.33	%(9)	to	1.33	%(9)
Col VP Man Vol Conserv, Cl 2
2014	371	$1.01	to	$1.01	$374	—	0.00%	to	0.90%	0.67	%(13)	to	0.21	%(13)
Col VP Man Vol Conserv Gro, Cl 2
2014	2,519	$1.01	to	$1.01	$2,541	—	0.00%	to	0.90%	0.55	%(13)	to	0.10	%(13)
Col VP Man Vol Gro, Cl 2
2014	19,055	$1.01	to	$1.01	$19,222	—	0.00%	to	0.90%	0.34	%(13)	to	(0.11	%)(13)
Col VP Man Vol Mod Gro, Cl 2
2014	16,303	$1.01	to	$1.01	$16,469	—	0.00%	to	0.90%	0.57	%(13)	to	0.12	%(13)
Col VP Intl Opp, Cl 2
2014	54	$1.24	to	$1.24	$67	0.03%	0.00%	to	0.00%	(5.09%)		to	(5.09%)
2013	34	$1.31	to	$1.31	$44	0.97%	0.00%	to	0.00%	20.39%		to	20.39%
2012	4	$1.09	to	$1.09	$4	15.02%	0.00%	to	0.00%	6.92	%(9)	to	6.92	%(9)
Col VP Mid Cap Gro, Cl 2
2014	119	$1.41	to	$1.41	$168	—	0.00%	to	0.00%	7.14%		to	7.14%
2013	60	$1.32	to	$1.32	$79	—	0.00%	to	0.00%	30.90%		to	30.90%
2012	2	$1.01	to	$1.01	$2	—	0.00%	to	0.00%	(1.79	%)(9)	to	(1.79	%)(9)
Col VP Mid Cap Gro, Cl 3
2014	6,279	$1.41	to	$1.95	$14,453	—	0.30%	to	0.90%	6.96%		to	6.32%
2013	7,017	$1.32	to	$1.84	$14,814	—	0.30%	to	0.90%	30.64%		to	29.85%
2012	7,627	$1.01	to	$1.41	$12,126	—	0.30%	to	0.90%	2.57	%(10)	to	10.26%
2011	8,628	$1.84	to	$1.28	$12,265	—	0.45%	to	0.90%	(15.45%)		to	(15.83%)
2010	10,047	$2.18	to	$1.52	$16,099	—	0.45%	to	0.90%	25.72%		to	25.15%

132	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Mid Cap Val, Cl 2
2014	617	$1.65	to	$1.65	$1,018	—	0.00%	to	0.00%	12.09%		to	12.09%
2013	328	$1.47	to	$1.47	$483	—	0.00%	to	0.00%	37.59%		to	37.59%
2012	4	$1.07	to	$1.07	$4	—	0.00%	to	0.00%	3.68	%(9)	to	3.68	%(9)
Col VP Mid Cap Val, Cl 3
2014	7,434	$1.57	to	$1.97	$16,164	—	0.30%	to	0.90%	11.84%		to	11.16%
2013	7,154	$1.41	to	$1.78	$13,857	—	0.30%	to	0.90%	37.33%		to	36.50%
2012	6,577	$1.02	to	$1.30	$9,228	—	0.30%	to	0.90%	3.62	%(10)	to	17.39%
2011	7,409	$1.69	to	$1.11	$8,777	—	0.45%	to	0.90%	(8.90%)		to	(9.31%)
2010	8,268	$1.85	to	$1.22	$10,456	—	0.45%	to	0.90%	21.97%		to	21.41%
Col VP Div Abs Return, Cl 2
2014	5	$0.99	to	$0.99	$5	—	0.00%	to	0.00%	(1.94%)		to	(1.94%)
2013	1	$1.01	to	$1.01	$1	—	0.00%	to	0.00%	0.41	%(12)	to	0.41	%(12)
Col VP Lg Cap Index, Cl 3
2014	32,685	$1.52	to	$1.54	$64,219	—	0.00%	to	0.90%	13.21%		to	12.19%
2013	30,774	$1.34	to	$1.37	$51,930	—	0.00%	to	0.90%	31.75%		to	30.57%
2012	31,468	$1.02	to	$1.05	$39,404	—	0.00%	to	0.90%	(0.10	%)(9)	to	14.50%
2011	35,680	$1.58	to	$0.92	$36,940	—	0.45%	to	0.90%	1.17%		to	0.71%
2010	41,718	$1.56	to	$0.91	$40,563	—	0.45%	to	0.90%	14.19%		to	13.67%
Col VP Select Lg Cap Val, Cl 2
2014	504	$1.64	to	$1.64	$826	—	0.00%	to	0.00%	11.23%		to	11.23%
2013	249	$1.47	to	$1.47	$367	—	0.00%	to	0.00%	37.71%		to	37.71%
2012	1	$1.07	to	$1.07	$1	—	0.00%	to	0.00%	3.65	%(9)	to	3.65	%(9)
Col VP Select Lg Cap Val, Cl 3
2014	6,746	$1.56	to	$1.85	$14,474	—	0.30%	to	0.90%	11.05%		to	10.38%
2013	5,992	$1.41	to	$1.67	$11,397	—	0.30%	to	0.90%	37.38%		to	36.55%
2012	3,259	$1.02	to	$1.22	$4,432	—	0.30%	to	0.90%	3.13	%(10)	to	17.41%
2011	3,618	$1.64	to	$1.04	$4,074	—	0.45%	to	0.90%	(2.13%)		to	(2.58%)
2010	3,205	$1.67	to	$1.07	$3,578	—	0.45%	to	0.90%	19.99%		to	19.44%
Col VP Select Sm Cap Val, Cl 2
2014	135	$1.69	to	$1.69	$227	—	0.00%	to	0.00%	5.79%		to	5.79%
2013	126	$1.59	to	$1.59	$200	—	0.00%	to	0.00%	48.22%		to	48.22%
2012	1	$1.07	to	$1.07	$1	—	0.00%	to	0.00%	3.00	%(9)	to	3.00	%(9)
Col VP Select Sm Cap Val, Cl 3
2014	7,369	$1.63	to	$2.47	$20,178	—	0.30%	to	0.90%	5.66%		to	5.02%
2013	7,591	$1.54	to	$2.35	$19,599	—	0.30%	to	0.90%	47.95%		to	47.05%
2012	7,585	$1.04	to	$1.60	$13,193	—	0.30%	to	0.90%	5.93	%(10)	to	16.70%
2011	9,163	$1.75	to	$1.37	$13,371	—	0.45%	to	0.90%	(8.92%)		to	(9.34%)
2010	10,438	$1.93	to	$1.51	$16,205	—	0.45%	to	0.90%	26.23%		to	25.66%
Col VP Strategic Inc, Cl 2
2014	245	$1.07	to	$1.07	$262	3.32%	0.00%	to	0.00%	3.41%		to	3.41%
2013	99	$1.04	to	$1.04	$102	4.58%	0.00%	to	0.00%	0.12%		to	0.12%
2012	6	$1.03	to	$1.03	$6	9.04%	0.00%	to	0.00%	2.63	%(9)	to	2.63	%(9)
Col VP US Govt Mtge, Cl 2
2014	48	$1.04	to	$1.04	$50	1.65%	0.00%	to	0.00%	5.57%		to	5.57%
2013	9	$0.98	to	$0.98	$9	0.50%	0.00%	to	0.00%	(1.99%)		to	(1.99%)
2012	1	$1.00	to	$1.00	$1	—	0.00%	to	0.00%	0.38	%(9)	to	0.38	%(9)
Col VP US Govt Mtge, Cl 3
2014	22,311	$1.03	to	$1.37	$27,256	1.76%	0.30%	to	0.90%	5.47%		to	4.83%
2013	24,967	$0.98	to	$1.31	$29,657	0.63%	0.30%	to	0.90%	(2.25%)		to	(2.84%)
2012	28,888	$1.00	to	$1.34	$36,192	0.92%	0.30%	to	0.90%	0.24	%(10)	to	0.70%
2011	30,293	$1.08	to	$1.33	$38,244	0.88%	0.45%	to	0.90%	0.93%		to	0.47%
2010	32,466	$1.07	to	$1.33	$41,734	0.86%	0.45%	to	0.90%	2.54%		to	2.07%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	133

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CS Commodity Return
2014	12,204	$0.72	to	$0.62	$8,892	—	0.30%	to	0.90%	(17.26%)		to	(17.76%)
2013	13,038	$0.87	to	$0.75	$11,298	—	0.30%	to	0.90%	(10.54%)		to	(11.08%)
2012	13,912	$0.97	to	$0.85	$13,294	—	0.30%	to	0.90%	(0.90	%)(10)	to	(2.98%)
2011	14,525	$1.28	to	$0.87	$13,973	2.51%	0.45%	to	0.90%	(13.04%)		to	(13.43%)
2010	13,210	$1.47	to	$1.01	$14,110	7.14%	0.45%	to	0.90%	16.14%		to	15.62%
Deutsche Alt Asset Alloc VIP, Cl B
2014	884	$1.07	to	$0.98	$891	0.84%	0.00%	to	0.90%	3.24%		to	(2.90	%)(13)
2013	163	$1.04	to	$1.04	$169	0.35%	0.00%	to	0.00%	0.75%		to	0.75%
2012	3	$1.03	to	$1.03	$3	—	0.00%	to	0.00%	1.54	%(9)	to	1.54	%(9)
EV VT Floating-Rate Inc
2014	19,660	$1.04	to	$1.22	$27,075	3.14%	0.30%	to	0.90%	0.27%		to	(0.33%)
2013	26,662	$1.04	to	$1.22	$36,214	3.48%	0.30%	to	0.90%	3.54%		to	2.92%
2012	18,993	$1.01	to	$1.19	$24,634	4.19%	0.30%	to	0.90%	0.61	%(10)	to	6.36%
2011	17,423	$1.51	to	$1.11	$20,913	4.23%	0.45%	to	0.90%	2.09%		to	1.63%
2010	15,470	$1.48	to	$1.10	$17,646	4.20%	0.45%	to	0.90%	8.63%		to	8.15%
Fid VIP Contrafund, Serv Cl 2
2014	49,980	$1.49	to	$1.52	$93,257	0.74%	0.00%	to	0.90%	11.65%		to	10.65%
2013	52,984	$1.34	to	$1.38	$86,987	0.83%	0.00%	to	0.90%	30.95%		to	29.78%
2012	58,532	$1.02	to	$1.06	$72,573	1.13%	0.00%	to	0.90%	(0.02	%)(9)	to	15.10%
2011	63,218	$1.66	to	$0.92	$65,686	0.79%	0.45%	to	0.90%	(3.22%)		to	(3.65%)
2010	68,288	$1.71	to	$0.96	$69,897	0.92%	0.45%	to	0.90%	16.40%		to	15.88%
Fid VIP Gro & Inc, Serv Cl
2014	23,992	$2.76	to	$1.78	$55,980	1.65%	0.45%	to	0.90%	9.89%		to	9.40%
2013	26,617	$2.51	to	$1.62	$56,285	1.77%	0.45%	to	0.90%	32.86%		to	32.26%
2012	29,724	$1.89	to	$1.23	$46,421	2.10%	0.45%	to	0.90%	17.87%		to	17.34%
2011	36,967	$1.60	to	$1.05	$44,856	1.61%	0.45%	to	0.90%	1.12%		to	0.67%
2010	47,523	$1.59	to	$1.04	$52,588	0.58%	0.45%	to	0.90%	14.15%		to	13.63%
Fid VIP Gro & Inc, Serv Cl 2
2014	19,196	$1.46	to	$2.10	$32,466	1.54%	0.30%	to	0.90%	9.90%		to	9.24%
2013	18,470	$1.33	to	$1.92	$31,997	1.67%	0.30%	to	0.90%	32.85%		to	32.06%
2012	17,499	$1.00	to	$1.46	$25,464	2.04%	0.30%	to	0.90%	1.28	%(10)	to	17.19%
2011	18,563	$1.24	to	$1.24	$23,060	1.57%	0.90%	to	0.90%	0.45%		to	0.45%
2010	19,915	$1.24	to	$1.24	$24,628	0.47%	0.90%	to	0.90%	13.52%		to	13.52%
Fid VIP Mid Cap, Serv Cl
2014	39,106	$2.74	to	$3.87	$118,841	0.16%	0.45%	to	0.90%	5.72%		to	5.24%
2013	43,120	$2.60	to	$3.68	$125,047	0.40%	0.45%	to	0.90%	35.45%		to	34.84%
2012	48,485	$1.92	to	$2.73	$105,336	0.49%	0.45%	to	0.90%	14.23%		to	13.72%
2011	55,279	$1.68	to	$2.40	$111,708	0.14%	0.45%	to	0.90%	(11.12%)		to	(11.51%)
2010	60,854	$1.89	to	$2.71	$150,388	0.24%	0.45%	to	0.90%	28.12%		to	27.55%
Fid VIP Mid Cap, Serv Cl 2
2014	36,082	$1.50	to	$3.23	$76,919	0.02%	0.00%	to	0.90%	6.03%		to	5.08%
2013	31,136	$1.42	to	$3.07	$78,567	0.28%	0.00%	to	0.90%	35.87%		to	34.65%
2012	27,440	$1.04	to	$2.28	$62,499	0.39%	0.00%	to	0.90%	1.19	%(9)	to	13.53%
2011	29,848	$2.01	to	$2.01	$59,948	0.02%	0.90%	to	0.90%	(11.65%)		to	(11.65%)
2010	32,953	$2.27	to	$2.27	$74,911	0.11%	0.90%	to	0.90%	27.42%		to	27.42%
Fid VIP Overseas, Serv Cl
2014	11,701	$1.90	to	$1.25	$18,883	1.22%	0.45%	to	0.90%	(8.57%)		to	(8.98%)
2013	12,116	$2.07	to	$1.37	$21,261	1.27%	0.45%	to	0.90%	29.79%		to	29.21%
2012	13,537	$1.60	to	$1.06	$18,014	1.77%	0.45%	to	0.90%	20.00%		to	19.46%
2011	17,277	$1.33	to	$0.89	$17,923	1.22%	0.45%	to	0.90%	(17.60%)		to	(17.97%)
2010	22,371	$1.62	to	$1.08	$26,000	1.24%	0.45%	to	0.90%	12.48%		to	11.98%

134	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Overseas, Serv Cl 2
2014	9,888	$1.25	to	$1.73	$14,573	1.11%	0.30%	to	0.90%	(8.57%)		to	(9.12%)
2013	8,952	$1.36	to	$1.91	$15,932	1.15%	0.30%	to	0.90%	29.78%		to	29.00%
2012	8,372	$1.05	to	$1.48	$12,364	1.73%	0.30%	to	0.90%	5.49	%(10)	to	19.30%
2011	8,967	$1.24	to	$1.24	$11,101	1.15%	0.90%	to	0.90%	(18.08%)		to	(18.08%)
2010	9,418	$1.51	to	$1.51	$14,233	1.16%	0.90%	to	0.90%	11.82%		to	11.82%
Fid VIP Strategic Inc, Serv Cl 2
2014	104	$1.05	to	$1.05	$109	8.98%	0.00%	to	0.00%	3.37%		to	3.37%
2013	2	$1.01	to	$1.01	$2	63.77%	0.00%	to	0.00%	0.04	%(12)	to	0.04	%(12)
FTVIPT Frank Global Real Est, Cl 2
2014	22,859	$1.23	to	$2.56	$53,028	0.45%	0.30%	to	0.90%	14.67%		to	13.98%
2013	22,748	$1.07	to	$2.24	$48,010	4.54%	0.30%	to	0.90%	2.01%		to	1.40%
2012	23,244	$1.05	to	$2.21	$49,524	—	0.30%	to	0.90%	4.34	%(10)	to	26.27%
2011	24,298	$1.55	to	$1.75	$41,430	7.82%	0.45%	to	0.90%	(6.08%)		to	(6.50%)
2010	26,140	$1.65	to	$1.87	$48,225	2.86%	0.45%	to	0.90%	20.43%		to	19.89%
FTVIPT Frank Inc, Cl 2
2014	2,738	$1.10	to	$0.96	$2,663	0.69%	0.00%	to	0.90%	4.62%		to	(5.08	%)(13)
2013	4	$1.05	to	$1.05	$4	—	0.00%	to	0.00%	2.68	%(12)	to	2.68	%(12)
FTVIPT Frank Mutual Shares, Cl 2
2014	11,305	$1.42	to	$1.94	$22,430	2.00%	0.00%	to	0.90%	7.12%		to	6.16%
2013	12,025	$1.32	to	$1.83	$22,395	2.08%	0.00%	to	0.90%	28.26%		to	27.11%
2012	12,747	$1.03	to	$1.44	$18,632	2.04%	0.00%	to	0.90%	1.41	%(9)	to	13.22%
2011	13,997	$1.45	to	$1.27	$18,021	2.33%	0.45%	to	0.90%	(1.49%)		to	(1.93%)
2010	15,207	$1.47	to	$1.30	$19,858	1.58%	0.45%	to	0.90%	10.69%		to	10.20%
FTVIPT Frank Sm Cap Val, Cl 2
2014	12,986	$1.54	to	$3.63	$38,946	0.62%	0.00%	to	0.90%	0.57%		to	(0.33%)
2013	12,729	$1.53	to	$3.65	$41,217	1.30%	0.00%	to	0.90%	36.24%		to	35.02%
2012	13,285	$1.12	to	$2.70	$33,052	0.78%	0.00%	to	0.90%	6.48	%(9)	to	17.32%
2011	14,868	$1.77	to	$2.30	$32,212	0.70%	0.45%	to	0.90%	(4.19%)		to	(4.62%)
2010	16,486	$1.85	to	$2.41	$38,444	0.76%	0.45%	to	0.90%	27.65%		to	27.07%
FTVIPT Temp Global Bond, Cl 2
2014	1,474	$1.04	to	$0.99	$1,464	1.57%	0.00%	to	0.90%	1.83%		to	(1.76	%)(13)
2013	2	$1.02	to	$1.02	$2	—	0.00%	to	0.00%	0.38	%(12)	to	0.38	%(12)
GS VIT Mid Cap Val, Inst
2014	33,501	$1.53	to	$4.33	$110,264	1.01%	0.30%	to	0.90%	13.23%		to	12.55%
2013	33,561	$1.35	to	$3.84	$104,622	0.84%	0.30%	to	0.90%	32.50%		to	31.70%
2012	34,956	$1.02	to	$2.92	$86,843	1.15%	0.30%	to	0.90%	3.26	%(10)	to	17.40%
2011	37,702	$1.64	to	$2.49	$83,147	0.73%	0.45%	to	0.90%	(6.80%)		to	(7.22%)
2010	40,967	$1.76	to	$2.68	$102,337	0.59%	0.45%	to	0.90%	24.44%		to	23.88%
GS VIT Multi-Strategy Alt, Advisor
2014	245	$0.97	to	$0.97	$238	3.97%	0.00%	to	0.90%	(2.82	%)(13)	to	(3.26	%)(13)
GS VIT Sm Cap Eq Insights, Inst
2014	1,969	$3.01	to	$2.43	$5,565	0.76%	0.45%	to	0.90%	6.45%		to	5.97%
2013	2,243	$2.83	to	$2.29	$5,944	0.98%	0.45%	to	0.90%	35.01%		to	34.41%
2012	2,661	$2.10	to	$1.70	$5,145	1.15%	0.45%	to	0.90%	12.32%		to	11.82%
2011	3,052	$1.87	to	$1.52	$5,072	0.80%	0.45%	to	0.90%	0.22%		to	(0.23%)
2010	3,540	$1.86	to	$1.53	$5,595	0.54%	0.45%	to	0.90%	29.53%		to	28.95%
GS VIT U.S. Eq Insights, Inst
2014	23,319	$1.60	to	$1.59	$46,469	1.46%	0.30%	to	0.90%	16.02%		to	15.32%
2013	24,171	$1.38	to	$1.38	$40,041	1.15%	0.30%	to	0.90%	37.11%		to	36.29%
2012	26,650	$1.00	to	$1.01	$31,535	1.77%	0.30%	to	0.90%	1.53	%(10)	to	13.43%
2011	31,288	$1.53	to	$0.89	$31,252	1.66%	0.45%	to	0.90%	3.58%		to	3.12%
2010	38,294	$1.48	to	$0.86	$34,968	1.43%	0.45%	to	0.90%	12.34%		to	11.83%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	135

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser I
2014	7,454	$1.46	to	$1.45	$10,879	0.04%	0.45%	to	0.90%	7.95%		to	7.47%
2013	8,104	$1.36	to	$1.35	$10,965	0.43%	0.45%	to	0.90%	39.51%		to	38.88%
2012	8,702	$0.97	to	$0.97	$8,451	—	0.45%	to	0.90%	(2.80	%)(8)	to	(3.09	%)(8)
Invesco VI Am Fran, Ser II
2014	7,031	$1.53	to	$1.44	$10,199	—	0.30%	to	0.90%	7.84%		to	7.20%
2013	7,041	$1.42	to	$1.34	$9,464	0.25%	0.30%	to	0.90%	39.38%		to	38.54%
2012	7,392	$1.02	to	$0.97	$7,150	—	0.30%	to	0.90%	2.34	%(10)	to	(3.28	%)(8)
Invesco VI Bal Risk Alloc, Ser II
2014	1,223	$1.06	to	$1.00	$1,231	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(13)
2013	1	$1.00	to	$1.00	$1	—	0.00%	to	0.00%	(0.81	%)(12)	to	(0.81	%)(12)
Invesco VI Comstock, Ser II
2014	6,341	$1.49	to	$1.41	$11,366	1.13%	0.30%	to	0.90%	8.77%		to	8.12%
2013	5,558	$1.37	to	$1.30	$8,963	1.56%	0.30%	to	0.90%	35.24%		to	34.44%
2012	4,744	$1.01	to	$0.97	$5,475	1.47%	0.30%	to	0.90%	2.19	%(10)	to	17.85%
2011	5,384	$1.61	to	$0.82	$5,027	1.35%	0.45%	to	0.90%	(2.55%)		to	(2.98%)
2010	5,365	$1.66	to	$0.85	$4,922	0.32%	0.45%	to	0.90%	15.18%		to	14.66%
Invesco VI Core Eq, Ser I
2014	50,013	$2.35	to	$2.88	$131,660	0.85%	0.45%	to	0.90%	7.66%		to	7.18%
2013	54,992	$2.19	to	$2.68	$135,066	1.38%	0.45%	to	0.90%	28.67%		to	28.09%
2012	61,579	$1.70	to	$2.09	$118,026	0.95%	0.45%	to	0.90%	13.37%		to	12.86%
2011	70,101	$1.50	to	$1.86	$119,931	0.94%	0.45%	to	0.90%	(0.51%)		to	(0.96%)
2010	80,287	$1.51	to	$1.87	$141,302	0.95%	0.45%	to	0.90%	9.06%		to	8.57%
Invesco VI Div Divd, Ser I
2014	6,484	$1.48	to	$1.57	$10,205	1.79%	0.30%	to	0.90%	12.49%		to	11.82%
2013	6,183	$1.32	to	$1.40	$8,690	2.45%	0.30%	to	0.90%	30.64%		to	29.86%
2012	5,252	$1.01	to	$1.08	$5,681	2.22%	0.30%	to	0.90%	1.57	%(10)	to	17.66%
2011	4,067	$0.92	to	$0.92	$3,734	—	0.45%	to	0.90%	(7.97	%)(7)	to	(8.25	%)(7)
Invesco VI Intl Gro, Ser II
2014	16,739	$1.22	to	$1.12	$24,697	1.45%	0.30%	to	0.90%	(0.21%)		to	(0.81%)
2013	14,387	$1.22	to	$1.13	$21,364	1.06%	0.30%	to	0.90%	18.36%		to	17.65%
2012	14,623	$1.03	to	$0.96	$18,032	1.32%	0.30%	to	0.90%	4.05	%(10)	to	14.22%
2011	14,797	$1.50	to	$0.84	$15,341	1.16%	0.45%	to	0.90%	(7.41%)		to	(7.82%)
2010	17,457	$1.62	to	$0.91	$17,730	0.61%	0.45%	to	0.90%	12.10%		to	11.60%
Invesco VI Mid Cap Gro, Ser I
2014	5,283	$1.50	to	$1.42	$7,568	—	0.30%	to	0.90%	7.71%		to	7.07%
2013	5,522	$1.39	to	$1.33	$7,359	0.41%	0.30%	to	0.90%	36.60%		to	35.79%
2012	5,838	$1.02	to	$0.98	$5,712	—	0.30%	to	0.90%	3.11	%(10)	to	(2.32	%)(8)
Invesco VI Mid Cap Gro, Ser II
2014	2,614	$1.49	to	$1.41	$3,740	—	0.30%	to	0.90%	7.37%		to	6.73%
2013	2,781	$1.39	to	$1.32	$3,691	0.22%	0.30%	to	0.90%	36.19%		to	35.38%
2012	2,938	$1.02	to	$0.98	$2,870	—	0.30%	to	0.90%	3.12	%(10)	to	(2.33	%)(8)
Invesco VI Tech, Ser I
2014	4,002	$1.42	to	$1.77	$8,185	—	0.30%	to	0.90%	10.72%		to	10.06%
2013	3,648	$1.28	to	$1.61	$6,620	—	0.30%	to	0.90%	24.77%		to	24.02%
2012	3,634	$1.03	to	$1.30	$5,190	—	0.30%	to	0.90%	4.41	%(10)	to	10.28%
2011	3,838	$1.88	to	$1.18	$4,858	0.19%	0.45%	to	0.90%	(5.48%)		to	(5.90%)
2010	3,602	$1.99	to	$1.25	$4,712	—	0.45%	to	0.90%	20.76%		to	20.22%
Ivy VIP Asset Strategy
2014	1,808	$1.03	to	$0.96	$1,768	0.14%	0.00%	to	0.90%	(5.26%)		to	(4.86	%)(13)
2013	2	$1.09	to	$1.09	$2	—	0.00%	to	0.00%	4.56	%(12)	to	4.56	%(12)

136	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Aspen Enterprise, Serv
2014	4,672	$3.21	to	$1.25	$11,061	0.03%	0.45%	to	0.90%	11.74%		to	11.24%
2013	5,030	$2.87	to	$1.13	$10,478	0.36%	0.45%	to	0.90%	31.45%		to	30.86%
2012	5,888	$2.18	to	$0.86	$9,019	—	0.45%	to	0.90%	16.46%		to	15.94%
2011	6,797	$1.88	to	$0.74	$8,297	—	0.45%	to	0.90%	(2.09%)		to	(2.53%)
2010	10,700	$1.92	to	$0.76	$10,448	—	0.45%	to	0.90%	24.96%		to	24.40%
Janus Aspen Flex Bond, Serv
2014	28	$1.05	to	$1.05	$30	4.84%	0.00%	to	0.00%	4.69%		to	4.69%
2013	0	$1.01	to	$1.01	$0	4.00%	0.00%	to	0.00%	0.04	%(12)	to	0.04	%(12)
Janus Aspen Gbl Alloc Mod, Serv
2014	137	$1.23	to	$1.23	$169	3.18%	0.00%	to	0.00%	3.22%		to	3.22%
2013	85	$1.19	to	$1.19	$102	5.86%	0.00%	to	0.00%	14.69%		to	14.69%
2012	1	$1.04	to	$1.04	$1	26.57%	0.00%	to	0.00%	2.45	%(9)	to	2.45	%(9)
Janus Aspen Global Tech, Serv
2014	9,233	$1.52	to	$0.89	$14,011	—	0.30%	to	0.90%	9.02%		to	8.37%
2013	9,857	$1.39	to	$0.82	$13,148	—	0.30%	to	0.90%	34.98%		to	34.18%
2012	10,992	$1.03	to	$0.61	$10,291	—	0.30%	to	0.90%	4.53	%(10)	to	18.08%
2011	13,225	$1.85	to	$0.52	$9,854	—	0.45%	to	0.90%	(9.07%)		to	(9.47%)
2010	18,070	$2.03	to	$0.57	$12,647	—	0.45%	to	0.90%	23.84%		to	23.28%
Janus Aspen Janus, Serv
2014	5,721	$1.50	to	$1.49	$10,033	0.22%	0.00%	to	0.90%	12.73%		to	11.72%
2013	6,166	$1.33	to	$1.34	$9,402	0.66%	0.00%	to	0.90%	30.00%		to	28.83%
2012	7,021	$1.02	to	$1.04	$8,140	0.44%	0.00%	to	0.90%	0.51	%(9)	to	17.22%
2011	7,908	$1.52	to	$0.88	$7,628	0.44%	0.45%	to	0.90%	(5.96%)		to	(6.38%)
2010	9,896	$1.62	to	$0.95	$9,945	0.07%	0.45%	to	0.90%	13.75%		to	13.23%
Janus Aspen Overseas, Serv
2014	29,545	$1.08	to	$1.36	$45,486	2.98%	0.30%	to	0.90%	(12.36%)		to	(12.89%)
2013	32,612	$1.23	to	$1.56	$57,153	3.04%	0.30%	to	0.90%	13.94%		to	13.26%
2012	38,990	$1.08	to	$1.38	$59,610	0.60%	0.30%	to	0.90%	8.78	%(10)	to	12.16%
2011	47,186	$1.57	to	$1.23	$62,698	0.38%	0.45%	to	0.90%	(32.64%)		to	(32.94%)
2010	58,040	$2.34	to	$1.84	$110,729	0.54%	0.45%	to	0.90%	24.46%		to	23.90%
Lazard Ret Global Dyn MA, Serv
2014	753	$1.10	to	$0.99	$754	1.52%	0.00%	to	0.90%	2.70%		to	(1.84	%)(13)
2013	—	$1.07	to	$1.07	$0	1.43%	0.00%	to	0.00%	4.16	%(12)	to	4.16	%(12)
MFS Inv Gro Stock, Serv Cl
2014	19,151	$1.47	to	$1.22	$33,350	0.29%	0.30%	to	0.90%	10.78%		to	10.12%
2013	21,535	$1.33	to	$1.11	$32,222	0.42%	0.30%	to	0.90%	29.66%		to	28.89%
2012	25,357	$1.02	to	$0.86	$27,772	0.22%	0.30%	to	0.90%	3.15	%(10)	to	15.63%
2011	29,144	$1.64	to	$0.74	$25,873	0.26%	0.45%	to	0.90%	(0.08%)		to	(0.53%)
2010	33,574	$1.64	to	$0.75	$27,281	0.63%	0.45%	to	0.90%	11.65%		to	11.15%
MFS New Dis, Serv Cl
2014	9,611	$1.31	to	$1.79	$23,574	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
2013	11,566	$1.42	to	$1.95	$29,785	—	0.30%	to	0.90%	40.79%		to	39.95%
2012	12,669	$1.01	to	$1.40	$22,216	—	0.30%	to	0.90%	3.25	%(10)	to	19.81%
2011	14,969	$2.13	to	$1.17	$20,606	—	0.45%	to	0.90%	(10.90%)		to	(11.30%)
2010	15,964	$2.40	to	$1.31	$22,592	—	0.45%	to	0.90%	35.33%		to	34.72%
MFS Utilities, Serv Cl
2014	10,461	$1.42	to	$4.17	$31,864	1.97%	0.00%	to	0.90%	12.47%		to	11.46%
2013	9,304	$1.26	to	$3.74	$27,739	2.13%	0.00%	to	0.90%	20.21%		to	19.14%
2012	9,224	$1.05	to	$3.14	$24,689	6.30%	0.00%	to	0.90%	2.59	%(9)	to	12.20%
2011	9,201	$1.64	to	$2.80	$22,794	3.10%	0.45%	to	0.90%	6.03%		to	5.55%
2010	7,881	$1.55	to	$2.65	$19,533	3.00%	0.45%	to	0.90%	13.00%		to	12.49%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	137

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS UIF Global Real Est, Cl II
2014	9,158	$1.22	to	$1.07	$12,810	0.74%	0.30%	to	0.90%	13.51%		to	12.83%
2013	9,391	$1.08	to	$0.95	$11,297	3.67%	0.30%	to	0.90%	2.33%		to	1.71%
2012	9,566	$1.05	to	$0.93	$10,997	0.54%	0.30%	to	0.90%	4.83	%(10)	to	28.78%
2011	9,999	$1.79	to	$0.73	$8,639	3.38%	0.45%	to	0.90%	(10.56%)		to	(10.96%)
2010	9,500	$2.00	to	$0.81	$8,518	5.49%	0.45%	to	0.90%	21.77%		to	21.22%
MS UIF Mid Cap Gro, Cl II
2014	4,867	$1.46	to	$1.59	$9,328	—	0.00%	to	0.90%	1.84%		to	0.93%
2013	4,743	$1.44	to	$1.58	$8,929	0.24%	0.00%	to	0.90%	37.48%		to	36.25%
2012	5,694	$1.05	to	$1.16	$7,767	—	0.00%	to	0.90%	0.57	%(9)	to	7.51%
2011	7,498	$2.04	to	$1.08	$9,144	0.25%	0.45%	to	0.90%	(7.59%)		to	(8.00%)
2010	6,126	$2.20	to	$1.17	$7,631	—	0.45%	to	0.90%	31.68%		to	31.09%
NB AMT Abs Return Multi-Mgr, Cl S
2014	228	$0.99	to	$0.99	$225	—	0.00%	to	0.90%	(1.19	%)(13)	to	(1.64	%)(13)
NB AMT Soc Responsive, Cl S
2014	95	$1.56	to	$1.56	$149	0.12%	0.00%	to	0.00%	10.11%		to	10.11%
2013	28	$1.42	to	$1.42	$40	0.83%	0.00%	to	0.00%	37.41%		to	37.41%
2012	0	$1.03	to	$1.03	$1	0.16%	0.00%	to	0.00%	1.24	%(9)	to	1.24	%(9)
Oppen Global VA, Serv
2014	7,406	$1.43	to	$1.71	$13,900	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
2013	6,710	$1.40	to	$1.70	$12,391	1.12%	0.00%	to	0.90%	26.99%		to	25.85%
2012	5,222	$1.10	to	$1.35	$7,555	1.95%	0.00%	to	0.90%	7.07	%(9)	to	19.86%
2011	5,562	$1.60	to	$1.12	$6,607	0.99%	0.45%	to	0.90%	(8.94%)		to	(9.35%)
2010	5,073	$1.75	to	$1.24	$6,458	1.13%	0.45%	to	0.90%	15.18%		to	14.67%
Oppen Global Strategic Inc VA, Srv
2014	35,155	$1.04	to	$1.46	$51,960	3.87%	0.00%	to	0.90%	2.49%		to	1.57%
2013	37,230	$1.01	to	$1.44	$54,362	4.78%	0.00%	to	0.90%	0.00	%(12)	to	(1.26%)
2012	42,610	$1.02	to	$1.46	$63,129	5.63%	0.30%	to	0.90%	1.71	%(10)	to	12.13%
2011	43,973	$1.36	to	$1.30	$57,862	2.81%	0.45%	to	0.90%	0.20%		to	(0.25%)
2010	46,147	$1.36	to	$1.31	$60,600	14.17%	0.45%	to	0.90%	14.26%		to	13.74%
Oppen Main St Sm Cap VA, Serv
2014	6,209	$1.65	to	$2.08	$14,648	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
2013	5,792	$1.47	to	$1.88	$11,940	0.69%	0.00%	to	0.90%	40.62%		to	39.36%
2012	4,577	$1.05	to	$1.35	$6,639	0.33%	0.00%	to	0.90%	1.22	%(9)	to	16.61%
2011	4,516	$1.83	to	$1.15	$5,507	0.40%	0.45%	to	0.90%	(2.82%)		to	(3.26%)
2010	5,116	$1.88	to	$1.19	$6,285	0.42%	0.45%	to	0.90%	22.50%		to	21.95%
PIMCO VIT All Asset, Advisor Cl
2014	18,730	$1.04	to	$1.34	$26,696	4.86%	0.00%	to	0.90%	0.45%		to	(0.45%)
2013	23,218	$1.04	to	$1.35	$33,313	4.33%	0.00%	to	0.90%	0.11%		to	(0.79%)
2012	26,343	$1.04	to	$1.36	$38,027	5.12%	0.00%	to	0.90%	1.87	%(9)	to	13.78%
2011	22,417	$1.44	to	$1.19	$28,097	7.70%	0.45%	to	0.90%	1.47%		to	1.01%
2010	19,732	$1.42	to	$1.18	$24,033	5.50%	0.45%	to	0.90%	12.50%		to	11.99%
PIMCO VIT Glb MA Man Alloc, Adv Cl
2014	83	$0.99	to	$0.99	$82	2.79%	0.00%	to	0.00%	4.57%		to	4.57%
2013	55	$0.95	to	$0.95	$52	3.25%	0.00%	to	0.00%	(7.91%)		to	(7.91%)
2012	1	$1.03	to	$1.03	$1	9.58%	0.00%	to	0.00%	1.03	%(9)	to	1.03	%(9)
PIMCO VIT Tot Return, Advisor Cl
2014	384	$1.04	to	$1.02	$394	4.55%	0.00%	to	0.90%	4.53%		to	0.91	%(13)
2013	10	$1.00	to	$1.00	$12	5.28%	0.00%	to	0.00%	(0.59	%)(12)	to	(0.59	%)(12)
Put VT Global Hlth Care, Cl IB
2014	6,178	$1.81	to	$2.65	$16,425	8.60%	0.30%	to	0.90%	27.26%		to	26.50%
2013	4,518	$1.42	to	$2.10	$9,547	0.90%	0.30%	to	0.90%	41.24%		to	40.39%
2012	2,842	$1.00	to	$1.49	$4,269	1.26%	0.30%	to	0.90%	1.44	%(10)	to	21.17%
2011	2,876	$1.27	to	$1.23	$3,558	3.35%	0.45%	to	0.90%	(1.62%)		to	(2.06%)
2010	2,757	$1.29	to	$1.26	$3,473	1.93%	0.45%	to	0.90%	2.01%		to	1.55%

138	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Hi Yield, Cl IB
2014	4,259	$2.07	to	$2.19	$8,966	6.07%	0.45%	to	0.90%	1.11%		to	0.64%
2013	4,473	$2.05	to	$2.18	$9,355	6.90%	0.45%	to	0.90%	7.37%		to	6.89%
2012	4,877	$1.91	to	$2.04	$9,535	7.77%	0.45%	to	0.90%	15.49%		to	14.96%
2011	5,522	$1.65	to	$1.77	$9,475	7.89%	0.45%	to	0.90%	1.30%		to	0.84%
2010	6,266	$1.63	to	$1.76	$10,797	7.55%	0.45%	to	0.90%	13.53%		to	13.02%
Put VT Intl Eq, Cl IB
2014	2,429	$1.24	to	$1.57	$4,007	0.88%	0.30%	to	0.90%	(7.06%)		to	(7.61%)
2013	2,015	$1.34	to	$1.70	$3,551	1.41%	0.30%	to	0.90%	27.69%		to	26.92%
2012	1,868	$1.05	to	$1.34	$2,518	2.17%	0.30%	to	0.90%	5.54	%(10)	to	20.82%
2011	1,936	$1.28	to	$1.11	$2,154	3.31%	0.45%	to	0.90%	(17.31%)		to	(17.68%)
2010	2,005	$1.55	to	$1.35	$2,706	3.59%	0.45%	to	0.90%	9.53%		to	9.04%
Put VT Multi-Cap Gro, Cl IA
2014	39,487	$2.80	to	$2.46	$102,461	0.52%	0.45%	to	0.90%	13.29%		to	12.78%
2013	42,969	$2.47	to	$2.18	$98,570	0.74%	0.45%	to	0.90%	36.13%		to	35.52%
2012	47,458	$1.82	to	$1.61	$80,124	0.51%	0.45%	to	0.90%	16.56%		to	16.04%
2011	53,820	$1.56	to	$1.38	$77,906	0.40%	0.45%	to	0.90%	(5.30%)		to	(5.73%)
2010	61,833	$1.65	to	$1.47	$93,918	0.59%	0.45%	to	0.90%	19.33%		to	18.80%
Put VT Multi-Cap Gro, Cl IB
2014	4,347	$1.57	to	$1.87	$8,250	0.32%	0.30%	to	0.90%	13.15%		to	12.47%
2013	4,473	$1.39	to	$1.66	$7,529	0.50%	0.30%	to	0.90%	36.03%		to	35.22%
2012	4,647	$1.02	to	$1.23	$5,764	0.24%	0.30%	to	0.90%	3.17	%(10)	to	15.71%
2011	5,328	$1.07	to	$1.06	$5,687	0.26%	0.45%	to	0.90%	(5.51%)		to	(5.93%)
2010	6,077	$1.13	to	$1.13	$6,872	—	0.45%	to	0.90%	13.18	%(6)	to	13.04	%(6)
Royce Micro-Cap, Invest Cl
2014	16,104	$2.38	to	$3.51	$42,504	—	0.45%	to	0.90%	(4.01%)		to	(4.44%)
2013	18,298	$2.48	to	$3.67	$50,797	0.51%	0.45%	to	0.90%	20.44%		to	19.90%
2012	21,116	$2.06	to	$3.06	$49,568	—	0.45%	to	0.90%	7.12%		to	6.64%
2011	23,540	$1.92	to	$2.87	$55,900	2.25%	0.45%	to	0.90%	(12.49%)		to	(12.89%)
2010	25,122	$2.20	to	$3.29	$74,488	1.84%	0.45%	to	0.90%	29.38%		to	28.80%
Third Ave Val
2014	16,404	$2.19	to	$2.83	$38,804	2.93%	0.45%	to	0.90%	3.91%		to	3.44%
2013	17,979	$2.11	to	$2.74	$41,226	3.33%	0.45%	to	0.90%	18.43%		to	17.90%
2012	19,959	$1.78	to	$2.32	$39,059	0.87%	0.45%	to	0.90%	26.76%		to	26.19%
2011	22,778	$1.41	to	$1.84	$36,904	1.73%	0.45%	to	0.90%	(21.66%)		to	(22.01%)
2010	25,505	$1.79	to	$2.36	$56,514	3.86%	0.45%	to	0.90%	13.55%		to	13.04%
VanEck VIP Global Gold, Cl S
2014	449	$0.81	to	$0.76	$344	0.02%	0.00%	to	0.90%	(6.04%)		to	(30.79	%)(13)
2013	3	$0.86	to	$0.86	$3	—	0.00%	to	0.00%	(13.73	%)(12)	to	(13.73	%)(12)
VP Aggr, Cl 2
2014	109,301	$1.32	to	$1.52	$162,903	—	0.00%	to	0.90%	5.53%		to	4.58%
2013	90,121	$1.25	to	$1.45	$129,640	—	0.00%	to	0.90%	20.74%		to	19.65%
2012	62,709	$1.04	to	$1.21	$76,361	—	0.00%	to	0.90%	1.55	%(9)	to	12.68%
2011	52,490	$1.09	to	$1.08	$56,645	—	0.45%	to	0.90%	(3.53%)		to	(3.97%)
2010	22,567	$1.13	to	$1.12	$25,328	—	0.45%	to	0.90%	13.71	%(5)	to	13.37	%(5)
VP Aggr, Cl 4
2014	228,769	$1.29	to	$1.52	$347,035	—	0.30%	to	0.90%	5.21%		to	4.57%
2013	230,663	$1.22	to	$1.45	$335,427	—	0.30%	to	0.90%	20.35%		to	19.62%
2012	209,766	$1.02	to	$1.22	$255,690	—	0.30%	to	0.90%	2.50	%(10)	to	12.66%
2011	227,782	$1.09	to	$1.08	$246,147	—	0.45%	to	0.90%	(3.35%)		to	(3.79%)
2010	228,671	$1.13	to	$1.12	$256,613	—	0.45%	to	0.90%	13.71	%(5)	to	13.37	%(5)
VP AC Div Bond, Cl 2
2014	26	$1.04	to	$1.04	$27	1.02%	0.00%	to	0.00%	5.81%		to	5.81%
2013	8	$0.98	to	$0.98	$8	0.84%	0.00%	to	0.00%	(2.71%)		to	(2.71%)
2012	51	$1.01	to	$1.01	$52	—	0.00%	to	0.00%	0.81	%(9)	to	0.81	%(9)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	139

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP AQR Man Fut Strategy, Cl 2
2014	19	$1.18	to	$1.18	$23	1.52%	0.00%	to	0.00%	10.00%		to	10.00%
2013	3	$1.07	to	$1.07	$3	—	0.00%	to	0.00%	5.97	%(12)	to	5.97	%(12)
VP BR Gl Infl Prot Sec, Cl 2
2014	105	$1.04	to	$1.04	$109	—	0.00%	to	0.00%	8.41%		to	8.41%
2013	68	$0.96	to	$0.96	$65	—	0.00%	to	0.00%	(5.61%)		to	(5.61%)
2012	16	$1.01	to	$1.01	$17	—	0.00%	to	0.00%	2.37	%(9)	to	2.37	%(9)
VP BR Gl Infl Prot Sec, Cl 3
2014	9,366	$1.03	to	$1.35	$12,390	—	0.30%	to	0.90%	8.27%		to	7.61%
2013	11,128	$0.95	to	$1.26	$13,746	—	0.30%	to	0.90%	(5.76%)		to	(6.33%)
2012	15,109	$1.01	to	$1.34	$19,996	4.35%	0.30%	to	0.90%	1.44	%(10)	to	4.66%
2011	15,016	$1.22	to	$1.28	$19,013	7.19%	0.45%	to	0.90%	9.54%		to	9.04%
2010	13,966	$1.12	to	$1.18	$16,290	0.75%	0.45%	to	0.90%	3.67%		to	3.19%
VP Col Wanger Intl Eq, Cl 2
2014	711	$1.27	to	$1.27	$903	1.87%	0.00%	to	0.00%	(4.05%)		to	(4.05%)
2013	259	$1.32	to	$1.32	$343	1.74%	0.00%	to	0.00%	22.02%		to	22.02%
2012	21	$1.09	to	$1.09	$23	1.80%	0.00%	to	0.00%	5.07	%(9)	to	5.07	%(9)
Col VP US Eq, Cl 2
2014	348	$1.47	to	$1.47	$511	—	0.00%	to	0.00%	3.04%		to	3.04%
2013	163	$1.42	to	$1.42	$233	—	0.00%	to	0.00%	34.72%		to	34.72%
2012	13	$1.06	to	$1.06	$14	—	0.00%	to	0.00%	1.97	%(9)	to	1.97	%(9)
VP Conserv, Cl 2
2014	13,325	$1.09	to	$1.20	$15,980	—	0.00%	to	0.90%	4.24%		to	3.30%
2013	15,876	$1.05	to	$1.16	$18,443	—	0.00%	to	0.90%	3.18%		to	2.24%
2012	23,433	$1.02	to	$1.14	$26,668	—	0.00%	to	0.90%	1.22	%(9)	to	6.30%
2011	15,302	$1.08	to	$1.07	$16,391	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	3,952	$1.05	to	$1.05	$4,132	—	0.45%	to	0.90%	5.63	%(5)	to	5.32	%(5)
VP Conserv, Cl 4
2014	19,601	$1.08	to	$1.20	$23,599	—	0.30%	to	0.90%	4.02%		to	3.39%
2013	28,683	$1.03	to	$1.16	$33,484	—	0.30%	to	0.90%	2.79%		to	2.16%
2012	49,987	$1.01	to	$1.14	$57,008	—	0.30%	to	0.90%	0.82	%(10)	to	6.30%
2011	43,642	$1.08	to	$1.07	$46,745	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	26,842	$1.05	to	$1.05	$28,076	—	0.45%	to	0.90%	5.63	%(5)	to	5.32	%(5)
VP DFA Intl Val, Cl 2
2014	265	$1.22	to	$1.22	$325	2.16%	0.00%	to	0.00%	(7.70%)		to	(7.70%)
2013	81	$1.33	to	$1.33	$108	1.32%	0.00%	to	0.00%	19.79%		to	19.79%
2012	1	$1.11	to	$1.11	$1	2.65%	0.00%	to	0.00%	5.45	%(9)	to	5.45	%(9)
VP EV Floating Rate Inc, Cl 2
2014	369	$1.07	to	$1.07	$394	4.70%	0.00%	to	0.00%	0.56%		to	0.56%
2013	215	$1.06	to	$1.06	$228	3.36%	0.00%	to	0.00%	3.92%		to	3.92%
2012	10	$1.02	to	$1.02	$10	—	0.00%	to	0.00%	1.43	%(9)	to	1.43	%(9)
VP GS Commodity Strategy, Cl 2
2014	37	$0.82	to	$0.82	$30	—	0.00%	to	0.00%	(16.94%)		to	(16.94%)
2013	2	$0.99	to	$0.99	$2	—	0.00%	to	0.00%	(2.17	%)(12)	to	(2.17	%)(12)
VP Holl Lg Cap Gro, Cl 2
2014	105	$1.40	to	$1.40	$148	—	0.00%	to	0.00%	7.04%		to	7.04%
2013	31	$1.31	to	$1.31	$41	—	0.00%	to	0.00%	30.95%		to	30.95%
2012	0	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(1.65	%)(9)	to	(1.65	%)(9)
VP Invesco Intl Gro, Cl 2
2014	438	$1.26	to	$1.26	$551	1.51%	0.00%	to	0.00%	(0.08%)		to	(0.08%)
2013	121	$1.26	to	$1.26	$153	1.12%	0.00%	to	0.00%	18.89%		to	18.89%
2012	5	$1.06	to	$1.06	$6	0.02%	0.00%	to	0.00%	3.95	%(9)	to	3.95	%(9)

140	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP JPM Core Bond, Cl 2
2014	13	$1.03	to	$1.03	$14	1.60%	0.00%	to	0.00%	5.11%		to	5.11%
2013	5	$0.98	to	$0.98	$5	2.01%	0.00%	to	0.00%	(2.49%)		to	(2.49%)
2012	0	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	0.91	%(9)	to	0.91	%(9)
VP Jennison Mid Cap Gro, Cl 2
2014	171	$1.42	to	$1.42	$243	—	0.00%	to	0.00%	9.06%		to	9.06%
2013	72	$1.30	to	$1.30	$94	—	0.00%	to	0.00%	27.69%		to	27.69%
2012	5	$1.02	to	$1.02	$5	—	0.00%	to	0.00%	(0.07	%)(9)	to	(0.07	%)(9)
VP Loomis Sayles Gro, Cl 2
2014	36	$1.45	to	$1.45	$52	—	0.00%	to	0.00%	12.36%		to	12.36%
2013	13	$1.29	to	$1.29	$17	—	0.00%	to	0.00%	29.39%		to	29.39%
2012	1	$1.00	to	$1.00	$1	—	0.00%	to	0.00%	(1.70	%)(9)	to	(1.70	%)(9)
VP MFS Val, Cl 2
2014	170	$1.54	to	$1.54	$262	—	0.00%	to	0.00%	10.10%		to	10.10%
2013	107	$1.40	to	$1.40	$149	—	0.00%	to	0.00%	35.48%		to	35.48%
2012	0	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(9)	to	1.30	%(9)
VP Mod, Cl 2
2014	244,922	$1.20	to	$1.37	$333,959	—	0.00%	to	0.90%	5.06%		to	4.12%
2013	232,254	$1.15	to	$1.32	$305,001	—	0.00%	to	0.90%	11.36%		to	10.35%
2012	210,976	$1.03	to	$1.19	$252,677	—	0.00%	to	0.90%	1.49	%(9)	to	9.87%
2011	153,549	$1.10	to	$1.09	$167,217	—	0.45%	to	0.90%	(0.17%)		to	(0.63%)
2010	59,979	$1.10	to	$1.09	$65,642	—	0.45%	to	0.90%	9.89	%(5)	to	9.56	%(5)
VP Mod, Cl 4
2014	511,919	$1.18	to	$1.37	$704,386	—	0.30%	to	0.90%	4.75%		to	4.11%
2013	553,534	$1.12	to	$1.32	$732,336	—	0.30%	to	0.90%	11.10%		to	10.42%
2012	589,697	$1.01	to	$1.20	$707,076	—	0.30%	to	0.90%	1.70	%(10)	to	9.86%
2011	586,390	$1.10	to	$1.09	$639,064	—	0.45%	to	0.90%	(0.08%)		to	(0.54%)
2010	590,926	$1.10	to	$1.09	$646,723	—	0.45%	to	0.90%	9.89	%(5)	to	9.56	%(5)
VP Mod Aggr, Cl 2
2014	312,747	$1.26	to	$1.45	$443,762	—	0.00%	to	0.90%	5.15%		to	4.20%
2013	273,392	$1.20	to	$1.39	$376,028	—	0.00%	to	0.90%	16.07%		to	15.03%
2012	202,457	$1.03	to	$1.21	$244,952	—	0.00%	to	0.90%	1.48	%(9)	to	11.23%
2011	159,796	$1.09	to	$1.09	$173,838	—	0.45%	to	0.90%	(1.87%)		to	(2.32%)
2010	62,032	$1.12	to	$1.11	$68,999	—	0.45%	to	0.90%	11.69	%(5)	to	11.35	%(5)
VP Mod Aggr, Cl 4
2014	775,219	$1.23	to	$1.45	$1,122,895	—	0.30%	to	0.90%	4.90%		to	4.26%
2013	797,385	$1.17	to	$1.39	$1,110,942	—	0.30%	to	0.90%	15.70%		to	15.00%
2012	797,347	$1.01	to	$1.21	$967,114	—	0.30%	to	0.90%	2.09	%(10)	to	11.20%
2011	847,281	$1.10	to	$1.09	$923,094	—	0.45%	to	0.90%	(1.78%)		to	(2.22%)
2010	859,921	$1.12	to	$1.11	$957,297	—	0.45%	to	0.90%	11.79	%(5)	to	11.45	%(5)
VP Mod Conserv, Cl 2
2014	43,585	$1.15	to	$1.28	$56,080	—	0.00%	to	0.90%	4.77%		to	3.83%
2013	51,404	$1.09	to	$1.24	$63,634	—	0.00%	to	0.90%	7.13%		to	6.16%
2012	56,776	$1.02	to	$1.16	$66,316	—	0.00%	to	0.90%	1.27	%(9)	to	7.77%
2011	41,194	$1.09	to	$1.08	$44,571	—	0.45%	to	0.90%	1.41%		to	0.94%
2010	13,163	$1.07	to	$1.07	$14,090	—	0.45%	to	0.90%	7.50	%(5)	to	7.17	%(5)
VP Mod Conserv, Cl 4
2014	73,245	$1.13	to	$1.29	$94,575	—	0.30%	to	0.90%	4.45%		to	3.82%
2013	91,216	$1.08	to	$1.24	$113,393	—	0.30%	to	0.90%	6.79%		to	6.14%
2012	124,926	$1.01	to	$1.17	$146,277	—	0.30%	to	0.90%	1.22	%(10)	to	7.84%
2011	111,222	$1.09	to	$1.08	$120,576	—	0.45%	to	0.90%	1.50%		to	1.03%
2010	101,588	$1.07	to	$1.07	$108,871	—	0.45%	to	0.90%	7.60	%(5)	to	7.27	%(5)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	141

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP MS Global Real Est, Cl 2
2014	705	$1.28	to	$1.28	$900	2.02%	0.00%	to	0.00%	13.81%		to	13.81%
2013	235	$1.12	to	$1.12	$263	5.82%	0.00%	to	0.00%	3.04%		to	3.04%
2012	17	$1.09	to	$1.09	$19	—	0.00%	to	0.00%	6.38	%(9)	to	6.38	%(9)
VP Multi-Mgr Div Inc, Cl 2
2014	85	$0.99	to	$0.99	$85	1.08%	0.00%	to	0.90%	(0.66	%)(13)	to	(1.12	%)(13)
VP Multi-Mgr Int Rate Adapt, Cl 2
2014	198	$1.00	to	$0.99	$196	2.10%	0.00%	to	0.90%	(0.55	%)(13)	to	(1.02	%)(13)
VP NFJ Divd Val, Cl 2
2014	118	$1.43	to	$1.43	$169	—	0.00%	to	0.00%	9.54%		to	9.54%
2013	57	$1.30	to	$1.30	$74	—	0.00%	to	0.00%	27.71%		to	27.71%
2012	0	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	(0.53	%)(9)	to	(0.53	%)(9)
VP Nuveen Winslow Lg Cap Gro, Cl 2
2014	43	$1.51	to	$1.51	$65	—	0.00%	to	0.00%	10.15%		to	10.15%
2013	15	$1.37	to	$1.37	$21	—	0.00%	to	0.00%	36.21%		to	36.21%
2012	0	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(1.46	%)(9)	to	(1.46	%)(9)
VP Ptnrs Sm Cap Gro, Cl 2
2014	28	$1.41	to	$1.41	$40	—	0.00%	to	0.00%	(0.50%)		to	(0.50%)
2013	15	$1.42	to	$1.42	$22	—	0.00%	to	0.00%	39.89%		to	39.89%
2012	1	$1.02	to	$1.02	$1	—	0.00%	to	0.00%	(2.63	%)(9)	to	(2.63	%)(9)
VP Ptnrs Sm Cap Val, Cl 2
2014	58	$1.45	to	$1.45	$84	—	0.00%	to	0.00%	1.94%		to	1.94%
2013	17	$1.43	to	$1.43	$24	—	0.00%	to	0.00%	34.67%		to	34.67%
2012	1	$1.06	to	$1.06	$1	—	0.00%	to	0.00%	1.91	%(9)	to	1.91	%(9)
VP Ptnrs Sm Cap Val, Cl 3
2014	6,919	$1.41	to	$2.52	$16,605	—	0.30%	to	0.90%	1.76%		to	1.14%
2013	7,409	$1.39	to	$2.49	$17,951	—	0.30%	to	0.90%	34.40%		to	33.59%
2012	8,282	$1.03	to	$1.86	$15,519	—	0.30%	to	0.90%	4.56	%(10)	to	12.49%
2011	9,036	$1.76	to	$1.66	$15,032	—	0.45%	to	0.90%	(4.88%)		to	(5.32%)
2010	9,554	$1.85	to	$1.75	$16,761	—	0.45%	to	0.90%	23.87%		to	23.31%
VP Pyramis Intl Eq, Cl 2
2014	77	$1.24	to	$1.24	$95	1.36%	0.00%	to	0.00%	(7.02%)		to	(7.02%)
2013	46	$1.33	to	$1.33	$61	0.69%	0.00%	to	0.00%	21.27%		to	21.27%
2012	1	$1.10	to	$1.10	$1	2.22%	0.00%	to	0.00%	6.38	%(9)	to	6.38	%(9)
VP Pyrford Intl Eq, Cl 2
2014	22	$1.03	to	$1.03	$22	2.51%	0.00%	to	0.00%	(0.20%)		to	(0.20%)
2013	12	$1.03	to	$1.03	$12	1.07%	0.00%	to	0.00%	0.90	%(12)	to	0.90	%(12)
VP Sit Divd Gro, Cl 2
2014	45	$1.45	to	$1.45	$66	—	0.00%	to	0.00%	11.57%		to	11.57%
2013	54	$1.30	to	$1.30	$71	—	0.00%	to	0.00%	28.26%		to	28.26%
2012	3	$1.02	to	$1.02	$3	—	0.00%	to	0.00%	(0.28	%)(9)	to	(0.28	%)(9)
VP Sit Divd Gro, Cl 3
2014	3,619	$1.41	to	$1.26	$5,695	—	0.30%	to	0.90%	11.42%		to	10.75%
2013	4,117	$1.27	to	$1.13	$5,650	—	0.30%	to	0.90%	28.02%		to	27.24%
2012	3,922	$0.99	to	$0.89	$3,983	—	0.30%	to	0.90%	(0.14	%)(10)	to	9.68%
2011	4,095	$1.56	to	$0.81	$3,678	—	0.45%	to	0.90%	(3.93%)		to	(4.37%)
2010	4,416	$1.62	to	$0.85	$4,070	—	0.45%	to	0.90%	11.03%		to	10.52%
VP TCW Core Plus Bond, Cl 2
2014	35	$1.02	to	$1.02	$36	0.31%	0.00%	to	0.00%	4.81%		to	4.81%
2013	14	$0.98	to	$0.98	$14	0.20%	0.00%	to	0.00%	(2.36%)		to	(2.36%)
2012	0	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.10	%)(9)	to	(0.10	%)(9)
VP Vty Estb Val, Cl 2
2014	100	$1.58	to	$1.58	$159	—	0.00%	to	0.00%	11.90%		to	11.90%
2013	110	$1.41	to	$1.41	$156	—	0.00%	to	0.00%	35.66%		to	35.66%
2012	9	$1.04	to	$1.04	$9	—	0.00%	to	0.00%	1.50	%(9)	to	1.50	%(9)

142	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Vty Estb Val, Cl 3
2014	1,587	$1.53	to	$1.97	$3,649	—	0.30%	to	0.90%	11.69%		to	11.02%
2013	1,505	$1.37	to	$1.77	$3,025	—	0.30%	to	0.90%	35.46%		to	34.65%
2012	1,180	$1.01	to	$1.32	$1,713	—	0.30%	to	0.90%	2.21	%(10)	to	15.96%
2011	1,127	$1.66	to	$1.13	$1,385	—	0.45%	to	0.90%	(6.86%)		to	(7.28%)
2010	863	$1.78	to	$1.22	$1,098	—	0.45%	to	0.90%	21.32%		to	20.77%
VP WF Short Duration Govt, Cl 2
2014	13	$1.01	to	$1.01	$13	0.22%	0.00%	to	0.00%	0.71%		to	0.71%
2013	11	$1.00	to	$1.00	$11	0.23%	0.00%	to	0.00%	(0.49%)		to	(0.49%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.19	%(9)	to	0.19	%(9)
Wanger Intl
2014	42,699	$1.19	to	$2.06	$91,115	1.44%	0.30%	to	0.90%	(4.69%)		to	(5.26%)
2013	44,370	$1.25	to	$2.18	$100,704	2.62%	0.30%	to	0.90%	22.00%		to	21.27%
2012	45,976	$1.03	to	$1.80	$86,186	1.20%	0.30%	to	0.90%	3.50	%(10)	to	20.47%
2011	52,283	$1.71	to	$1.49	$80,510	4.78%	0.45%	to	0.90%	(15.00%)		to	(15.39%)
2010	59,589	$2.01	to	$1.76	$106,871	2.17%	0.45%	to	0.90%	24.36%		to	23.80%
Wanger USA
2014	35,500	$1.45	to	$3.18	$103,544	—	0.30%	to	0.90%	4.47%		to	3.84%
2013	37,086	$1.39	to	$3.06	$108,176	0.14%	0.30%	to	0.90%	33.36%		to	32.55%
2012	39,111	$1.04	to	$2.31	$88,336	0.31%	0.30%	to	0.90%	6.00	%(10)	to	18.93%
2011	43,104	$1.79	to	$1.94	$82,257	—	0.45%	to	0.90%	(3.92%)		to	(4.36%)
2010	48,140	$1.87	to	$2.03	$96,783	—	0.45%	to	0.90%	22.80%		to	22.25%
WF Adv VT Index Asset Alloc, Cl 2
2014	4,558	$1.40	to	$2.12	$8,151	1.53%	0.30%	to	0.90%	17.71%		to	17.00%
2013	3,689	$1.19	to	$1.81	$6,161	1.67%	0.30%	to	0.90%	19.27%		to	18.56%
2012	3,140	$1.00	to	$1.53	$4,800	1.46%	0.30%	to	0.90%	0.84	%(10)	to	12.02%
2011	3,112	$1.36	to	$1.36	$4,247	3.23%	0.90%	to	0.90%	5.53%		to	5.53%
2010	3,135	$1.29	to	$1.29	$4,054	1.76%	0.90%	to	0.90%	12.27%		to	12.27%
WF Adv VT Intl Eq, Cl 2
2014	12,127	$1.19	to	$1.61	$19,767	2.70%	0.30%	to	0.90%	(5.64%)		to	(6.20%)
2013	13,239	$1.26	to	$1.71	$22,971	2.14%	0.30%	to	0.90%	19.16%		to	18.45%
2012	14,623	$1.06	to	$1.45	$21,366	1.31%	0.30%	to	0.90%	6.62	%(10)	to	12.46%
2011	17,393	$1.30	to	$1.29	$22,492	0.11%	0.45%	to	0.90%	(13.30%)		to	(13.69%)
2010	20,666	$1.50	to	$1.49	$30,862	0.74%	0.45%	to	0.90%	15.98%		to	15.46%
WF Adv VT Opp, Cl 2
2014	6,489	$1.53	to	$2.45	$16,472	0.06%	0.00%	to	0.90%	10.42%		to	9.43%
2013	7,367	$1.39	to	$2.24	$17,154	0.20%	0.00%	to	0.90%	30.68%		to	29.51%
2012	8,359	$1.06	to	$1.73	$15,066	0.09%	0.00%	to	0.90%	2.93	%(9)	to	14.48%
2011	10,887	$1.81	to	$1.51	$17,056	0.06%	0.45%	to	0.90%	(5.94%)		to	(6.36%)
2010	2,198	$1.93	to	$1.61	$3,567	0.75%	0.45%	to	0.90%	23.20%		to	22.65%
WF Adv VT Sm Cap Gro, Cl 2
2014	5,306	$1.46	to	$2.70	$14,056	—	0.00%	to	0.90%	(1.88%)		to	(2.76%)
2013	5,586	$1.49	to	$2.78	$15,713	—	0.00%	to	0.90%	50.23%		to	48.88%
2012	5,320	$0.99	to	$1.87	$10,252	—	0.00%	to	0.90%	(3.90	%)(9)	to	6.90%
2011	5,886	$2.05	to	$1.75	$10,511	—	0.45%	to	0.90%	(5.02%)		to	(5.45%)
2010	6,959	$2.16	to	$1.85	$13,036	—	0.45%	to	0.90%	26.20%		to	25.64%
WA Var Global Hi Yd Bond, Cl II
2014	17	$1.01	to	$1.01	$18	13.35%	0.00%	to	0.00%	(1.51%)		to	(1.51%)
2013	2	$1.03	to	$1.03	$2	75.18%	0.00%	to	0.00%	0.83	%(12)	to	0.83	%(12)

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	143

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on Sept. 24, 2010.
(7)	New subaccount operations commenced on April 29, 2011.
(8)	New subaccount operations commenced on April 27, 2012.
(9)	New subaccount operations commenced on Sept. 12, 2012.
(10)	New subaccount operations commenced on Nov. 2, 2012.
(11)	New subaccount operations commenced on April 26, 2013.
(12)	New subaccount operations commenced on Oct. 21, 2013.
(13)	New subaccount operations commenced on June 30, 2014.

144	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2014 and December 31, 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

February 24, 2015

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2014	2013
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2014, $21,354; 2013, $22,902)	$23,243	$24,387
Common stocks, at fair value (cost: 2014 and 2013, $2)	7	6
Mortgage loans, at amortized cost (less allowance for loan losses: 2014, $23; 2013, $24)	3,298	3,326
Policy loans	805	773
Other investments	987	915
Total investments	28,340	29,407
Cash and cash equivalents	307	344
Reinsurance recoverables	2,268	2,177
Other receivables	206	195
Accrued investment income	255	275
Deferred acquisition costs	2,576	2,633
Other assets	5,006	4,357
Separate account assets	79,178	77,616
Total assets	$118,136	$117,004

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,805	$29,149
Short-term borrowings	200	500
Line of credit with Ameriprise Financial, Inc.	—	150
Other liabilities	4,650	5,431
Separate account liabilities	79,178	77,616
Total liabilities	113,833	112,846
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,464	2,463
Retained earnings	1,107	1,042
Accumulated other comprehensive income, net of tax	729	650
Total shareholder’s equity	4,303	4,158
Total liabilities and shareholder’s equity	$118,136	$117,004

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2014	2013	2012
Revenues
Premiums	$423	$430	$442
Net investment income	1,294	1,411	1,480
Policy and contract charges	1,821	1,725	1,593
Other revenues	390	359	329
Net realized investment gains (losses)	38	3	(3)
Total revenues	3,966	3,928	3,841

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,046	1,172	1,216
Interest credited to fixed accounts	713	806	831
Amortization of deferred acquisition costs	293	141	225
Other insurance and operating expenses	740	746	755
Total benefits and expenses	2,792	2,865	3,027
Pretax income	1,174	1,063	814
Income tax provision	209	221	164
Net income	$965	$842	$650

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(6)	$(11)	$(12)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	1	5	(5)
Net impairment losses recognized in net realized investment gains (losses)	$(5)	$(6)	$(17)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2014	2013	2012

Net income	$965	$842	$650
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized securities gains (losses) arising during the period	289	(904)	451
Reclassification of net securities (gains) losses included in net income	(26)	(3)	1
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	(189)	319	(154)
Total net unrealized gains (losses) on securities	74	(588)	298
Net unrealized losses on derivatives:
Reclassification of net derivative losses included in net income	5	4	5
Total net unrealized losses on derivatives	5	4	5
Total other comprehensive income (loss), net of tax	79	(584)	303
Total comprehensive income	$1,044	$258	$953

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2012	$3	$2,461	$1,215	$931	$4,610
Comprehensive income:
Net income	—	—	650	—	650
Other comprehensive income, net of tax	—	—	—	303	303

Total comprehensive income					953
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(865)	—	(865)

Balances at December 31, 2012	3	2,462	1,000	1,234	4,699
Comprehensive income:
Net income	—	—	842	—	842
Other comprehensive loss, net of tax	—	—	—	(584)	(584)

Total comprehensive income					258
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2013	3	2,463	1,042	650	4,158
Comprehensive income:
Net income	—	—	965	—	965
Other comprehensive income, net of tax	—	—	—	79	79

Total comprehensive income					1,044
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(900)	—	(900)
Balances at December 31, 2014	$3	$2,464	$1,107	$729	$4,303

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2014	2013	2012
Cash Flows from Operating Activities
Net income	$965	$842	$650
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	8	(20)	(16)
Deferred income tax expense (benefit)	209	(76)	(40)
Contractholder and policyholder charges, non-cash	(329)	(322)	(273)
Loss from equity method investments	24	12	26
Net realized investment gains	(45)	(9)	(14)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	7	6	17
Changes in operating assets and liabilities:
Deferred acquisition costs	33	(128)	(28)
Other investments, net	—	—	25
Policyholder account balances, future policy benefits and claims	1,375	(1,053)	(463)
Derivatives, net of collateral	(894)	1,733	671
Reinsurance recoverables	(107)	(121)	(107)
Other receivables	(4)	4	(35)
Accrued investment income	20	16	16
Other, net	(357)	132	283
Net cash provided by operating activities	905	1,016	712

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	309	171	156
Maturities, sinking fund payments and calls	2,848	3,682	3,292
Purchases	(1,589)	(3,672)	(2,271)
Proceeds from maturities and repayments of mortgage loans	562	696	310
Funding of mortgage loans	(523)	(619)	(277)
Purchase of residential mortgage loans from affiliate	—	—	(954)
Proceeds from sales and collections of other investments	140	119	117
Purchase of other investments	(304)	(235)	(286)
Purchase of land, buildings, equipment and software	(8)	(8)	(8)
Change in policy loans, net	(32)	(21)	(13)
Advance on line of credit to Ameriprise Financial, Inc.	(15)	—	—
Repayment from Ameriprise Financial, Inc. on line of credit	15	—	—
Other, net	5	49	—
Net cash provided by investing activities	1,408	162	66

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,042	2,158	2,198
Net transfers to separate accounts	(216)	(116)	(30)
Surrenders and other benefits	(2,440)	(1,994)	(2,063)
Change in short-term borrowings, net	(301)	(2)	(5)
Proceeds from line of credit with Ameriprise Financial, Inc.	56	94	418
Payments on line of credit with Ameriprise Financial, Inc.	(206)	(94)	(568)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash received for purchased options with deferred premiums	13	—	—
Cash paid for purchased options with deferred premiums	(399)	(417)	(356)
Cash dividends to Ameriprise Financial, Inc.	(900)	(800)	(865)
Net cash used in financing activities	(2,350)	(1,170)	(1,270)
Net increase (decrease) in cash and cash equivalents	(37)	8	(492)
Cash and cash equivalents at beginning of period	344	336	828
Cash and cash equivalents at end of period	$307	$344	$336

Supplemental Disclosures:
Income taxes paid, net	$471	$94	$109
Interest paid on borrowings	1	4	4
Non-cash investing activity:
Affordable housing partnership commitments not yet remitted	38	96	13

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

Voting interest entities (“VOEs”) are those entities that do not qualify as a variable interest entity (“VIE”). The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. An entity that meets one of these criteria is assessed for consolidation under one of the following models:

•	If the VIE is a registered money market fund, or is an investment company, or has the financial characteristics of an investment company, and the following are true:

(i)	the reporting entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Entities that are assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

RiverSource Life Insurance Company

When determining whether the Company will absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the purpose and design of the VIE and identifies the variable interests it holds. The Company then quantitatively determines whether its variable interests will absorb a majority of the VIE’s expected losses or residual returns. If the Company will absorb the majority of the VIE’s expected losses or residual returns, the Company consolidates the VIE.

•	If the VIE does not meet the criteria above, then the VIE will be consolidated by the reporting entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Entities that are assessed for consolidation under this framework include investments in qualified affordable housing partnerships.

When evaluating entities for consolidation under this framework, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting as an asset manager enabling it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in a more passive role such as a limited partner without substantive rights to impact the economic performance of the entity.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as management and incentive fees and investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors.

If the Company consolidates a VIE under either accounting model, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions existed, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously

RiverSource Life Insurance Company

determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Mortgage Loans, net

Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses and unamortized discount on residential mortgage loans.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any and unamortized discounts.

In October 2012, the Company purchased residential mortgage loans at fair value, which included a purchase discount, from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at the acquisition date. The purchase discount is accreted straight-line over the remaining life of the loans.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines

RiverSource Life Insurance Company

the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset or liability and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life Insurance Company

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2014 and 2013, land, buildings, equipment and software were $159 million and $166 million, respectively, net of accumulated depreciation of $122 million and $107 million, respectively. Depreciation and amortization expense for the years ended December 31, 2014, 2013 and 2012 was $15 million, $16 million and $17 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of equity indexed annuities (“EIA”) and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred.

RiverSource Life Insurance Company

Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, a subsidiary of Ameriprise Financial, advisors and employees and third party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities. For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition thus no longer provide for adverse deviations in experience.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates, variable annuity benefit utilization rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar

RiverSource Life Insurance Company

contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees

Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIA and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB and GGU liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for EIA are equal to the host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance

Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

RiverSource Life Insurance Company

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

RiverSource Life Insurance Company

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Sources of Revenue

Premiums

Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income

Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial and residential mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges

Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Other Revenues

Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses

Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

RiverSource Life Insurance Company

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes

In July 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company adopted the standard in the first quarter of 2014. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $1.4 billion after-tax and increased AOCI by $112 million after-tax, totaling to a $1.3 billion after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Consolidation

In February 2015, the FASB updated the accounting standard for consolidation. The update changes the accounting for the consolidation model for limited partnerships and VIEs and excludes certain money market funds out of the consolidation analysis. Specific to the consolidation analysis of a VIE, the update clarifies consideration of fees paid to a decision maker and amends the related party guidance. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption or applied retrospectively. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Presentation of Financial Statements — Going Concern

In August 2014, the FASB updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. The standard requires that management evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. The standard is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

Transfers and Servicing

In June 2014, the FASB updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. Early adoption of the standard is prohibited. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. As the Company does not have repurchase-to-maturity transactions, the adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

RiverSource Life Insurance Company

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2016 and early adoption is prohibited. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

Investments — Equity Method and Joint Ventures

In January 2014, the FASB updated the accounting standard related to investments in qualified affordable housing projects. The update allows for an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the investment in a qualified affordable housing project is amortized in proportion to the tax credits and other tax benefits received. The net investment performance is recognized as a component of income tax expense (benefit). The standard is effective for interim and annual periods beginning after December 15, 2014 and should be applied retrospectively to all periods presented. Early adoption is permitted. The Company does not plan to elect the proportional amortization method.

4.  VARIABLE INTEREST ENTITIES

The Company has variable interests in affordable housing partnerships for which it is not the primary beneficiary and therefore does not consolidate. The Company’s maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying value is reflected in other investments and was $504 million and $495 million as of December 31, 2014 and 2013, respectively. The Company has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included Available-for-Sale fixed maturities on the consolidated balance sheets. See Note 5 for additional information about these structured investments. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments.

RiverSource Life Insurance Company

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2014
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,763	$1,474	$(54)	$15,183	$3
Residential mortgage backed securities	3,374	150	(32)	3,492	(9)
Commercial mortgage backed securities	2,116	115	(3)	2,228	—
State and municipal obligations	947	191	(25)	1,113	—
Asset backed securities	882	56	(1)	937	—
Foreign government bonds and obligations	236	21	(6)	251	—
U.S. government and agencies obligations	36	3	—	39	—
Total fixed maturities	21,354	2,010	(121)	23,243	(6)
Common stocks	2	5	—	7	3
Total	$21,356	$2,015	$(121)	$23,250	$(3)

	December 31, 2013
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$14,658	$1,311	$(96)	$15,873	$3
Residential mortgage backed securities	3,773	133	(95)	3,811	(18)
Commercial mortgage backed securities	2,309	136	(11)	2,434	—
State and municipal obligations	950	87	(39)	998	—
Asset backed securities	938	48	(5)	981	—
Foreign government bonds and obligations	234	19	(8)	245	—
U.S. government and agencies obligations	40	5	—	45	—
Total fixed maturities	22,902	1,739	(254)	24,387	(15)
Common stocks	2	4	—	6	2
Total	$22,904	$1,743	$(254)	$24,393	$(13)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2014 and 2013, investment securities with a fair value of $1.2 billion and $2.3 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings.

At December 31, 2014 and 2013, fixed maturity securities comprised approximately 82% and 83%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2014 and 2013, approximately $1.2 billion and $1.3 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2014			December 31, 2013
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$5,111	$5,374	23%	$5,557	$5,738	23%
AA	967	1,158	5	1,055	1,171	5
A	4,452	5,062	22	4,687	5,062	21
BBB	9,328	10,165	44	10,062	10,897	45
Below investment grade	1,496	1,484	6	1,541	1,519	6
Total fixed maturities	$21,354	$23,243	100%	$22,902	$24,387	100%

RiverSource Life Insurance Company

At December 31, 2014 and 2013, approximately 46% and 41%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2014
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	106	$1,093	$(36)	40	$689	$(18)	146	$1,782	$(54)
Residential mortgage backed securities	17	138	(2)	55	670	(30)	72	808	(32)
Commercial mortgage backed securities	9	80	—	9	95	(3)	18	175	(3)
State and municipal obligations	1	5	—	2	102	(25)	3	107	(25)
Asset backed securities	5	52	—	3	32	(1)	8	84	(1)
Foreign government bonds and obligations	4	10	(1)	14	27	(5)	18	37	(6)
Total	142	$1,378	$(39)	123	$1,615	$(82)	265	$2,993	$(121)

	December 31, 2013
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	156	$2,567	$(82)	10	$160	$(14)	166	$2,727	$(96)
Residential mortgage backed securities	52	1,411	(54)	45	295	(41)	97	1,706	(95)
Commercial mortgage backed securities	27	323	(9)	3	22	(2)	30	345	(11)
State and municipal obligations	4	38	(2)	2	92	(37)	6	130	(39)
Asset backed securities	17	219	(4)	3	26	(1)	20	245	(5)
Foreign government bonds and obligations	23	77	(8)	—	—	—	23	77	(8)
Total	279	$4,635	$(159)	63	$595	$(95)	342	$5,230	$(254)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities is attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	December 31,
(in millions)	2014	2013	2012
Beginning balance	$54	$87	$106
Credit losses for which an other-than-temporary impairment was not previously recognized	1	2	1
Credit losses for which an other-than-temporary impairment was previously recognized	—	4	16
Reductions for securities sold during the period (realized)	(22)	(39)	(36)
Ending balance	$33	$54	$87

The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in AOCI:

(in millions)	Net Unrealized Securities Gains	Deferred Income Tax	AOCI Related to Net Unrealized Securities Gains
Balance at January 1, 2012	$1,471	$(514)	$957
Net unrealized securities gains arising during the period(1)	694	(243)	451
Reclassification of net securities losses included in net income	2	(1)	1
Impact of other adjustments	(237)	83	(154)
Balance at December 31, 2012	1,930	(675)	1,255 (2)
Net unrealized securities losses arising during the period(1)	(1,382)	478	(904)
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact of other adjustments	490	(171)	319
Balance at December 31, 2013	1,033	(366)	667 (2)
Net unrealized securities gains arising during the period(1)	445	(156)	289
Reclassification of net securities gains included in net income	(40)	14	(26)
Impact of other adjustments	(290)	101	(189)
Balance at December 31, 2014	$1,148	$(407)	$741 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)

Includes $2 million, $7 million and $15 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2014, 2013 and 2012, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Gross realized investment gains	$51	$11	$16
Gross realized investment losses	(6)	—	(1)
Other-than-temporary impairments	(5)	(6)	(17)
Total	$40	$5	$(2)

Other-than-temporary impairments for the year ended December 31, 2014 primarily related to credit losses on non-agency residential mortgage backed securities and corporate debt securities. Other-than-temporary impairments for the years ended December 31, 2013 and 2012 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2014 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$791	$803
Due after one year through five years	5,708	6,226
Due after five years through 10 years	4,905	5,118
Due after 10 years	3,578	4,439
	14,982	16,586
Residential mortgage backed securities	3,374	3,492
Commercial mortgage backed securities	2,116	2,228
Asset backed securities	882	937
Common stocks	2	7
Total	$21,356	$23,250

RiverSource Life Insurance Company

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Fixed maturities	$1,112	$1,205	$1,324
Mortgage loans	183	202	158
Other investments	29	37	26
	1,324	1,444	1,508
Less: investment expenses	30	33	28
Total	$1,294	$1,411	$1,480

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Fixed maturities	$40	$5	$(2)
Mortgage loans	—	(1)	—
Other investments	(2)	(1)	(1)
Total	$38	$3	$(3)

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. See Note 2 for information regarding the Company’s accounting policies related to loans and the allowance for loan losses.

Allowance for Loan Losses

The following tables present a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

	December 31, 2014
(in millions)	Commercial Mortgage Loans	Syndicated Loans	Total
Beginning balance	$24	$4	$28
Charge-offs	(1)	(1)	(2)
Provisions	—	2	2
Ending balance	$23	$5	$28

Individually evaluated for impairment	$9	$—	$9
Collectively evaluated for impairment	14	5	19

	December 31, 2013
(in millions)	Commercial Mortgage Loans	Syndicated Loans	Total
Beginning balance	$26	$4	$30
Charge-offs	(2)	—	(2)
Ending balance	$24	$4	$28

Individually evaluated for impairment	$8	$—	$8
Collectively evaluated for impairment	16	4	20

	December 31, 2012
(in millions)	Commercial Mortgage Loans	Syndicated Loans	Total
Beginning balance	$32	$5	$37
Charge-offs	(6)	(1)	(7)
Ending balance	$26	$4	$30

Individually evaluated for impairment	$5	$—	$5
Collectively evaluated for impairment	21	4	25

RiverSource Life Insurance Company

The recorded investment in financing receivables by impairment method and type of loan was as follows:

	December 31, 2014
(in millions)	Commercial Mortgage Loans	Residential Mortgage Loans	Syndicated Loans	Total
Individually evaluated for impairment	$29	$1	$2	$32
Collectively evaluated for impairment	2,603	688	449	3,740
Total	$2,632	$689	$451	$3,772

	December 31, 2013
(in millions)	Commercial Mortgage Loans	Residential Mortgage Loans	Syndicated Loans	Total
Individually evaluated for impairment	$40	$—	$5	$45
Collectively evaluated for impairment	2,524	786	356	3,666
Total	$2,564	$786	$361	$3,711

As of December 31, 2014 and 2013, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $4 million and $12 million, respectively.

Residential mortgage loans are presented net of unamortized discount of $34 million and $53 million as of December 31, 2014 and 2013, respectively.

Purchases and sales of loans were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Purchases
Residential mortgage loans	$—	$—	$954
Syndicated loans	180	158	111
Total loans purchased	$180	$158	$1,065
Sales
Syndicated loans	$13	$2	$9

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $10 million and $20 million as of December 31, 2014 and 2013, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% and 2% of total commercial mortgage loans at December 31, 2014 and 2013, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in millions)
South Atlantic	$710	$679	27%	26%
Pacific	673	631	26	25
East North Central	237	248	9	10
Mountain	236	248	9	10
West North Central	223	194	8	7
Middle Atlantic	210	202	8	8
West South Central	151	153	6	6
New England	130	138	5	5
East South Central	62	71	2	3

	2,632	2,564	100%	100%

Less: allowance for loan losses	23	24

Total	$2,609	$2,540

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in millions)
Retail	$956	$917	36%	36%
Office	535	548	20	21
Apartments	473	454	18	18
Industrial	447	431	17	17
Mixed use	46	36	2	1
Hotel	32	32	1	1
Other	143	146	6	6

	2,632	2,564	100%	100%

Less: allowance for loan losses	23	24

Total	$2,609	$2,540

Residential Mortgage Loans

In October 2012, the Company purchased $954 million of residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at purchase. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2014 and 2013, no allowance for loan losses was recorded.

As of December 31, 2014 and 2013, approximately 5% and 4%, respectively, of residential mortgage loans had FICO scores below 640. As of both December 31, 2014 and 2013, approximately 1% of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 37% and 38% of the portfolio as of December 31, 2014 and 2013, respectively. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at both December 31, 2014 and 2013 were $3 million.

RiverSource Life Insurance Company

Troubled Debt Restructurings

The following table presents the number of loans restructured by the Company during the period and their recorded investment at the end of the period:

	Years Ended December 31,
	2014		2013
(in millions, except number of loans)	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment

Commercial mortgage loans	3	$9	7	$22
Residential mortgage loans	5	1	2	—
Syndicated loans	1	—	—	—
Total	9	$10	9	$22

The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2014, 2013 and 2012. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2014 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment, partially offset by favorable persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected the impact of assumed interest rates and changes in assumed policyholder behavior. The impact for the year ended December 31, 2012 primarily reflected the low interest rate environment and the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in millions)	2014	2013	2012
Balance at January 1	$2,633	$2,373	$2,413
Capitalization of acquisition costs	260	269	253
Amortization, excluding the impact of valuation assumptions review	(286)	(219)	(214)
Amortization, impact of valuation assumptions review	(7)	78	(11)
Impact of change in net unrealized securities losses (gains)	(24)	132	(68)
Balance at December 31	$2,576	$2,633	$2,373

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2014	2013	2012
Balance at January 1	$409	$404	$464
Capitalization of sales inducement costs	5	5	7
Amortization, excluding the impact of valuation assumptions review	(52)	(48)	(45)
Amortization, impact of valuation assumptions review	(2)	25	(13)
Impact of change in net unrealized securities losses (gains)	1	23	(9)
Balance at December 31	$361	$409	$404

8.  REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2001 (RiverSource Life of NY began in 2002) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to the TrioSourceSM universal life product launched in 2013.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company ceded 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2014 and 2013, traditional life and UL insurance in force aggregated $195.5 billion and $194.1 billion, respectively, of which $143.4 billion and $142.1 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Direct premiums	$645	$650	$661
Reinsurance ceded	(222)	(220)	(219)
Net premiums	$423	$430	$442

Policy and contract charges are presented on the Consolidated Statements of Income net of $94 million, $87 million and $79 million of reinsurance ceded for the years ended December 31, 2014, 2013 and 2012, respectively.

Reinsurance recovered from reinsurers was $253 million, $226 million and $196 million for the years ended December 31, 2014, 2013 and 2012, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.8 billion and $1.7 billion related to LTC risk ceded to Genworth as of December 31, 2014 and 2013, respectively. Included in policyholder account balances, future policy benefits and claims is $575 million and $597 million related to previously assumed reinsurance arrangements as of December 31, 2014 and 2013, respectively.

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2014		2013
Policyholder account balances
Fixed annuities	$12,700		$13,826
Variable annuity fixed sub-accounts	4,860		4,926
VUL/UL insurance	2,856		2,790
IUL insurance	534		315
Other life insurance	840		878
Total policyholder account balances	21,790		22,735
Future policy benefits
Variable annuity GMWB	693		(383	)(1)
Variable annuity GMAB	(41	)(2)	(62	)(2)
Other annuity liabilities	115		76
Fixed annuities life contingent liabilities	1,511		1,523
EIA	29		29
Life, DI and LTC insurance	5,106		4,739
VUL/UL and other life insurance additional liabilities	437		336
Total future policy benefits	7,850		6,258
Policy claims and other policyholders’ funds	165		156
Total policyholder account balances, future policy benefits and claims	$29,805		$29,149

(1)	Includes the value of GMWB embedded derivatives that was a net asset at December 31, 2013 reported as a contra liability.
(2)	Includes the value of GMAB embedded derivatives that was a net asset at both December 31, 2014 and 2013 reported as a contra liability.

RiverSource Life Insurance Company

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2014	2013
Variable annuity	$72,125	$70,687
VUL insurance	7,016	6,885
Other insurance	37	44
Total	$79,178	$77,616

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Index 500 Annuity, the Company’s EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500 Index®. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to EIA. In 2007, the Company discontinued new sales of EIA.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

RiverSource Life Insurance Company

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2014				December 31, 2013
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$55,378	$53,565	$24	64	$52,616	$50,790	$28	64
Five/six-year reset	10,360	7,821	28	64	11,220	8,663	42	64
One-year ratchet	7,392	7,006	39	66	7,676	7,261	38	65
Five-year ratchet	1,773	1,717	2	63	1,781	1,725	1	62
Other	959	941	38	70	1,015	996	36	69
Total — GMDB	$75,862	$71,050	$131	64	$74,308	$69,435	$145	64
GGU death benefit	$1,072	$1,019	$123	67	$1,052	$998	$121	64
GMIB	$343	$321	$9	67	$413	$389	$8	66
GMWB:
GMWB	$3,671	$3,659	$1	68	$3,936	$3,921	$1	67
GMWB for life	36,843	36,735	95	65	34,069	33,930	77	64
Total — GMWB	$40,514	$40,394	$96	65	$38,005	$37,851	$78	64
GMAB	$4,247	$4,234	$2	58	$4,194	$4,181	$2	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

RiverSource Life Insurance Company

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2014		December 31, 2013
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,076	62	$5,674	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2012	$5	$9	$1,377	$237	$111
Incurred claims	6	1	(578)	(134)	57
Paid claims	(7)	(1)	—	—	(13)
Balance at December 31, 2012	4	9	799	103	155
Incurred claims	4	(2)	(1,182)	(165)	67
Paid claims	(4)	(1)	—	—	(16)
Balance at December 31, 2013	4	6	(383)	(62)	206
Incurred claims	9	1	1,076	21	67
Paid claims	(4)	—	—	—	(10)
Balance at December 31, 2014	$9	$7	$693	$(41)	$263

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2014	2013
Mutual funds:
Equity	$41,403	$39,195
Bond	25,060	26,519
Other	4,490	3,764
Total mutual funds	$70,953	$69,478

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2014, 2013 and 2012.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance at December 31, 2014 and 2013 of nil and $150 million, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2014 and 2013.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2014 and 2013.

RiverSource Life Insurance Company

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $52 million at both December 31, 2014 and 2013. The amount of the Company’s liability including accrued interest as of both December 31, 2014 and 2013 was $50 million. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2014 and 2013 was 0.4% and 0.3%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $298 million and $574 million at December 31, 2014 and 2013, respectively. The amount of the Company’s liability including accrued interest as of December 31, 2014 and 2013 was $150 million and $450 million, respectively. The weighted average annualized interest rate on the FHLB advances held as of both December 31, 2014 and 2013 was 0.3%.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,830	$1,353	$15,183
Residential mortgage backed securities	—	3,483	9	3,492
Commercial mortgage backed securities	—	2,138	90	2,228
State and municipal obligations	—	1,113	—	1,113
Asset backed securities	—	786	151	937
Foreign government bonds and obligations	—	251	—	251
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	21,636	1,603	23,243
Common stocks	3	3	1	7
Cash equivalents	1	235	—	236
Other assets:
Interest rate derivative contracts	—	1,955	—	1,955
Equity derivative contracts	282	1,711	—	1,993
Foreign exchange derivative contracts	—	29	—	29
Total other assets	282	3,695	—	3,977
Separate account assets	—	79,178	—	79,178
Total assets at fair value	$290	$104,747	$1,604	$106,641

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$6	$—	$6
IUL embedded derivatives	—	—	242	242
GMWB and GMAB embedded derivatives	—	—	479	479	(2)
Total policyholder account balances, future policy benefits and claims	—	6	721	727	(1)
Other liabilities:
Interest rate derivative contracts	—	1,136	—	1,136
Equity derivative contracts	376	2,286	—	2,662
Foreign exchange derivative contracts	—	2	—	2
Other derivative contracts	—	11	—	11
Total other liabilities	376	3,435	—	3,811
Total liabilities at fair value	$376	$3,441	$721	$4,538

(1)	The Company’s adjustment for nonperformance risk resulted in a $311 million cumulative decrease to the embedded derivatives.
(2)	The fair value of the GMWB and GMAB embedded derivatives included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.

RiverSource Life Insurance Company

	December 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$14,357	$1,516	$15,873
Residential mortgage backed securities	—	3,753	58	3,811
Commercial mortgage backed securities	—	2,404	30	2,434
State and municipal obligations	—	998	—	998
Asset backed securities	—	763	218	981
Foreign government bonds and obligations	—	245	—	245
U.S. government and agencies obligations	9	36	—	45
Total Available-for-Sale securities: Fixed maturities	9	22,556	1,822	24,387
Common stocks	3	3	—	6
Cash equivalents	1	320	—	321
Other assets:
Interest rate derivative contracts	—	1,484	—	1,484
Equity derivative contracts	265	1,503	—	1,768
Credit derivative contracts	—	3	—	3
Foreign exchange derivative contracts	—	2	—	2
Other derivative contracts	—	4	—	4
Total other assets	265	2,996	—	3,261
Separate account assets	—	77,616	—	77,616
Total assets at fair value	$278	$103,491	$1,822	$105,591

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	125	125
GMWB and GMAB embedded derivatives	—	—	(575)	(575	)(2)
Total policyholder account balances, future policy benefits and claims	—	5	(450)	(445	)(1)
Other liabilities:
Interest rate derivative contracts	—	1,672	—	1,672
Equity derivative contracts	549	2,382	—	2,931
Other derivative contracts	—	29	—	29
Total other liabilities	549	4,083	—	4,632
Total liabilities at fair value	$549	$4,088	$(450)	$4,187

(1)	The Company’s adjustment for nonperformance risk resulted in a $150 million cumulative increase to the embedded derivatives.
(2)

The fair value of the GMWB and GMAB embedded derivatives was reported as a contra liability, including $742 million of individual contracts in an asset position and $167 million of individual contracts in a liability position.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total	Common Stocks
Balance, January 1, 2014	$1,516	$58	$30	$218	$1,822	$—
Total gains (losses) included in:
Net income	—	—	1	1	2 (1)	—
Other comprehensive income	(1)	—	(3)	3	(1)	—
Purchases	139	11	39	—	189	1
Sales	(17)	—	—	—	(17)	—
Settlements	(276)	(3)	(1)	(2)	(282)	—
Transfers into Level 3	—	—	78	—	78	1
Transfers out of Level 3	(8)	(57)	(54)	(69)	(188)	(1)
Balance, December 31, 2014	$1,353	$9	$90	$151	$1,603	$1
Changes in unrealized gains (losses) relating to assets held at December 31, 2014 included in:
Net investment income	$(1)	$—	$1	$1	$1	$—

(1)	Represents a $1 million gain included in net investment income and a $1 million gain in net realized investment gains (losses) in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2014	$125		$(575)	$(450)
Total losses included in:
Net income	40	(1)	811 (2)	851
Issues	90		254	344
Settlements	(13)		(11)	(24)
Balance, December 31, 2014	$242		$479	$721
Changes in unrealized losses relating to liabilities held at December 31, 2014 included in:
Benefits, claims, losses and settlement expenses	$—		$811	$811
Interest credited to fixed accounts	40		—	40

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2013	$1,654	$23	$170	$156	$2,003
Total gains (losses) included in:
Net income	(1)	—	—	2	1 (1)
Other comprehensive income	(41)	—	(6)	10	(37)
Purchases	120	87	15	68	290
Settlements	(216)	(9)	—	(2)	(227)
Transfers out of Level 3	—	(43)	(149)	(16)	(208)
Balance, December 31, 2013	$1,516	$58	$30	$218	$1,822
Changes in unrealized gains (losses) relating to assets held at December 31, 2013 included in:
Net investment income	$(1)	$—	$—	$2	$1

(1)	Included in net investment income in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2013	$45		$833		$878
Total (gains) losses included in:
Net income	19	(1)	(1,617	)(2)	(1,598)
Issues	62		228		290
Settlements	(1)		(19)		(20)
Balance, December 31, 2013	$125		$(575)		$(450)
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2013 included in:
Benefits, claims, losses and settlement expenses	$—		$(1,598)		$(1,598)
Interest credited to fixed accounts	19		—		19

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Other Structured Investment	Total
Balance, January 1, 2012	$1,342	$58	$16	$133	$14	$1,563
Total gains (losses) included in:
Net income	(1)	(7)	1	1	—	(6	)(1)
Other comprehensive income	12	10	7	2	1	32
Purchases	444	31	8	—	—	483
Settlements	(153)	(12)	—	(2)	—	(167)
Transfers into Level 3	10	25	146	22	—	203
Transfers out of Level 3	—	(82)	(8)	—	(15)	(105)
Balance, December 31, 2012	$1,654	$23	$170	$156	$—	$2,003
Changes in unrealized gains (losses) relating to assets held at December 31, 2012 included in:
Net investment income	$(1)	$—	$1	$1	$—	$1

(1)	Represents a $1 million gain included in net investment income and a $7 million loss included in net realized investment gains (losses) in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2012	$—		$1,585		$1,585
Total gains included in:
Net income	(8	)(1)	(948	)(2)	(956)
Issues	31		188		219
Settlements	—		8		8
Transfers into Level 3	22		—		22
Balance, December 31, 2012	$45		$833		$878
Changes in unrealized gains relating to liabilities held at December 31, 2012 included in:
Benefits, claims, losses and settlement expenses	$—		$(908)		$(908)
Interest credited to fixed accounts	(8)		—		(8)

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $124 million, $(168) million and $(71) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2014, 2013 and 2012, respectively.

During the year ended December 31, 2012, transfers from Level 3 included certain non-agency residential mortgage backed securities with a fair value of approximately $58 million. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Company

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,311	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$242	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$479	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,487	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	5.3%	1.6%
IUL embedded derivatives	$125	Discounted cash flow	Nonperformance risk(1)	74		bps
GMWB and GMAB embedded derivatives	$(575)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.1%	–	57.9%
			Market volatility(3)	4.9%	–	18.8%
			Nonperformance risk(1)	74		bps
			Elective contractholder strategy allocations(4)	0.0%	–	50.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk, surrender rate and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

RiverSource Life Insurance Company

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Money market funds are measured at their net asset value (“NAV”) and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2014 and 2013. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

RiverSource Life Insurance Company

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2014 and 2013. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2014
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,298	$—	$—	$3,413	$3,413
Policy loans	805	—	—	793	793
Other investments	463	—	403	55	458

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$12,979	$—	$—	$13,996	$13,996
Short-term borrowings	200	—	200	—	200
Other liabilities	124	—	—	121	121
Separate account liabilities	400	—	400	—	400

	December 31, 2013
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,326	$—	$—	$3,372	$3,372
Policy loans	773	—	—	765	765
Other investments	385	—	346	42	388

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,106	$—	$—	$14,724	$14,724
Short-term borrowings	500	—	500	—	500
Line of credit with Ameriprise Financial	150	—	—	150	150
Other liabilities	137	—	—	134	134
Separate account liabilities	400	—	400	—	400

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For

RiverSource Life Insurance Company

commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Line of Credit with Ameriprise Financial

The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company’s nonperformance risk specific to this liability. The fair value of the line of credit is classified as Level 3.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2014, 2013 and 2012, the Company received $295 million, $268 million and $244 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $431 million, $465 million and $477 million for the years ended December 31, 2014, 2013 and 2012, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Cash dividends paid to Ameriprise Financial	$900	$800	$865
Cash dividends received from RiverSource Life of NY	24	25	50
Cash dividend received from RTA	30	—	—

For dividends from the life insurance companies, notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During the years ended December 31, 2014, 2013 and 2012, RiverSource Life Insurance Company made cash contributions to RTA of $15 million, $30 million and $53 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

In October 2012, the Company purchased $954 million of residential mortgage loans from an affiliate, Ameriprise Bank, FSB. The Company purchased the loans for investment purposes and as part of Ameriprise Financial’s transition of Ameriprise Bank, FSB from a federal savings bank to a limited powers national trust bank. The portfolio consists primarily of variable rate revolving loans and includes both first and second liens. The loans were purchased by the Company at fair value. See Note 6 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to (from) Ameriprise Financial for federal income taxes was $(289) million and $200 million at December 31, 2014 and 2013, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $638 million and $(7) million as of December 31, 2014 and 2013, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.3 billion and $2.7 billion at December 31, 2014 and 2013, respectively.

Statutory net gain from operations and net income are summarized as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Statutory net gain from operations(1)	$1,412	$1,633	$2,189
Statutory net income(1)	1,154	1,337	1,976

(1)

Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Government debt securities of $5 million and $6 million at December 31, 2014 and 2013, respectively, were on deposit with various states as required by law.

RiverSource Life Insurance Company

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,612	$—	$3,612	$(2,934)	$(228)	$(418)	$32
OTC cleared	304	—	304	(222)	(82)	—	—
Exchange-traded	61	—	61	—	—	—	61
Total derivatives	$3,977	$—	$3,977	$(3,156)	$(310)	$(418)	$93

	December 31, 2013
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,180	$—	$3,180	$(3,134)	$(17)	$(16)	$13
OTC cleared	21	—	21	(20)	(1)	—	—
Exchange-traded	60	—	60	—	—	—	60
Total derivatives	$3,261	$—	$3,261	$(3,154)	$(18)	$(16)	$73

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,589	$—	$3,589	$(2,934)	$—	$(655)	$—
OTC cleared	222	—	222	(222)	—	—	—
Total derivatives	3,811	—	3,811	(3,156)	—	(655)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,861	$—	$3,861	$(3,156)	$—	$(705)	$—

RiverSource Life Insurance Company

	December 31, 2013
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$4,610	$—	$4,610	$(3,134)	$—	$(1,465)	$11
OTC cleared	22	—	22	(20)	(2)	—	—
Total derivatives	4,632	—	4,632	(3,154)	(2)	(1,465)	11
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$4,682	$—	$4,682	$(3,154)	$(2)	$(1,515)	$11

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

Derivatives not designated as hedging instruments	Balance Sheet Location	Assets		Balance Sheet Location	Liabilities
		December 31,			December 31,
		2014	2013		2014	2013
		(in millions)			(in millions)
GMWB and GMAB
Interest rate contracts	Other assets	$1,955	$1,484	Other liabilities	$1,136	$1,672
Equity contracts	Other assets	1,954	1,741	Other liabilities	2,650	2,918
Credit contracts	Other assets	—	3	Other liabilities	—	—
Foreign exchange contracts	Other assets	29	2	Other liabilities	2	—
Embedded derivatives(1)	N/A	—	—	Policyholder account balances, future policy benefits and claims(2)	479	(575)

Total GMWB and GMAB		3,938	3,230		4,267	4,015

Other derivatives:
Equity
EIA embedded derivatives	N/A	—	—	Policyholder account balances, future policy benefits and claims	6	5
IUL	Other assets	39	27	Other liabilities	12	13
IUL embedded derivatives	N/A	—	—	Policyholder account balances, future policy benefits and claims	242	125
Other
Macro hedge program	Other assets	—	4	Other liabilities	11	29

Total other derivatives		39	31		271	172

Total derivatives		$3,977	$3,261		$4,538	$4,187

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.
(2)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 reported as a contra liability, including $742 million of individual contracts in an asset position and $167 million of individual contracts in a liability position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income:

Derivatives not designated as hedging instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Amount of Gain (Loss) on Derivatives Recognized in Income
		Years Ended December 31,
		2014	2013	2012
		(in millions)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$1,122	$(742)	$17
Equity contracts	Benefits, claims, losses and settlement expenses	(304)	(1,084)	(1,218)
Credit contracts	Benefits, claims, losses and settlement expenses	(33)	6	(2)
Foreign exchange contracts	Benefits, claims, losses and settlement expenses	(9)	26	(1)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	(1,054)	1,408	752
Total GMWB and GMAB		(278)	(386)	(452)

Other derivatives:
Interest rate
Tax hedge	Net investment income	3	—	1
Equity
EIA	Interest credited to fixed accounts	1	3	1
EIA embedded derivatives	Interest credited to fixed accounts	(2)	(3)	1
IUL	Interest credited to fixed accounts	20	11	1
IUL embedded derivatives	Interest credited to fixed accounts	(27)	(16)	4
Other
Macro hedge program	Benefits, claims, losses and settlement expenses	(1)	(23)	—
Total other derivatives		(6)	(28)	8
Total derivatives		$(284)	$(414)	$(444)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

RiverSource Life Insurance Company

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps. At December 31, 2014 and 2013, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $132.0 billion and $139.7 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable
2015	$373	$69
2016	314	68
2017	251	68
2018	189	78
2019	206	70
2020-2026	385	112
Total	$1,718	$465

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

During 2013, the Company transferred net derivative liabilities with a fair value of $94 million, consisting of long-dated options, along with cash payment of the same amount to Ameriprise Financial. The transaction improves the risk management profile of statutory tail scenario risk for the Company’s variable annuities.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses a combination of options and/or swaps. Certain of the macro hedge derivatives used contain settlement provisions linked to both equity returns and interest rates; the remaining are interest rate contracts or equity contracts. The gross notional amount of these derivative contracts was $1.2 billion and $669 million at December 31, 2014 and 2013, respectively.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of these derivative contracts was $953 million and $538 million at December 31, 2014 and 2013, respectively.

Embedded Derivatives

Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Cash Flow Hedges

The Company has amounts classified in AOCI related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the year ended December 31, 2014, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2014, the Company expects to reclassify $6 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2014 and 2013, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2014, 2013 and 2012, the amounts recognized in earnings on derivative transactions that were ineffective were not material.

RiverSource Life Insurance Company

The following table presents a rollforward of unrealized derivative losses related to cash flow hedges included in AOCI:

(in millions)	2014	2013	2012
Net unrealized derivative losses at January 1	$(17)	$(21)	$(26)
Reclassification of realized losses(1)	7	6	7
Income tax provision	(2)	(2)	(2)
Net unrealized derivative losses at December 31	$(12)	$(17)	$(21)

(1)	Loss reclassified from AOCI to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is four years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2014 and 2013, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $367 million and $950 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2014 and 2013 was $367 million and $940 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2014 and 2013 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $10 million, respectively.

18.  SHAREHOLDER’S EQUITY

The following table provides information related to amounts reclassified from AOCI:

		Years Ended December 31,
AOCI Reclassification	Location of (Gain) Loss Recognized in Income	2014	2013
		(in millions)
Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(40)	$(5)
Tax expense	Income tax provision	14	2
Net of tax		$(26)	$(3)
Losses on cash flow hedges:
Swaptions	Net investment income	$7	$6
Tax benefit	Income tax provision	(2)	(2)
Net of tax		$5	$4

See Note 5 for additional information related to the impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI. See Note 17 for additional information regarding the Company’s cash flow hedges.

RiverSource Life Insurance Company

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Current income tax
Federal	$2	$295	$197
State	(2)	2	7
Total current income tax	—	297	204
Deferred income tax
Federal	202	(65)	(38)
State	7	(11)	(2)
Total deferred income tax	209	(76)	(40)
Total income tax provision	$209	$221	$164

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2014	2013	2012
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income	(10.4)	(9.6)	(9.7)
Low income housing credit	(4.7)	(5.0)	(4.7)
Foreign tax credit, net of addback	(1.0)	(0.9)	(0.5)
State taxes, net of federal benefit	0.3	(0.5)	0.4
Taxes applicable to prior years	(0.4)	—	(2.5)
Other, net	(1.0)	1.8	2.1
Income tax provision	17.8%	20.8%	20.1%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The decrease in the effective tax rate for the year ended December 31, 2014 compared to the prior year was the result of an $18 million benefit in 2014 related to the completion of an Internal Revenue Service (“IRS”) audit.

In December 2014, the Company received IRS approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $300 million.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2014	2013
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$1,259	$887
Investment related	46	678
State net operating losses	7	6
Other	9	5
Gross deferred income tax assets	1,321	1,576
Less: valuation allowance	8	6
Total deferred income tax assets	1,313	1,570
Deferred income tax liabilities
Deferred acquisition costs	717	730
Net unrealized gains on Available-for-Sale securities	400	358
Deferred sales inducement costs	128	145
Other	—	17
Gross deferred income tax liabilities	1,245	1,250
Net deferred income tax assets	$68	$320

RiverSource Life Insurance Company

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $8 million, net of federal benefit, which will expire beginning December 31, 2015. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2014	2013	2012
Balance at January 1	$144	$65	$134
Additions based on tax positions related to the current year	13	18	1
Additions for tax positions of prior years	21	61	19
Reductions for tax positions of prior years	(18)	—	(77)
Settlements	—	—	(12)
Balance at December 31	$160	$144	$65

If recognized, approximately $7 million, $23 million and $8 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2014, 2013 and 2012, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by $150 million to $160 million in the next 12 months due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $4 million and $6 million and a net reduction of $3 million in interest and penalties for the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, the Company had a payable of $40 million and $36 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns, as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial, in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, these years, except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in millions)	2014	2013	2012
Net unrealized securities gains (losses)	$41	$(309)	$161
Net unrealized derivative losses	2	2	2
Net income tax provision (benefit)	$43	$(307)	$163

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2014	2013
Commercial mortgage loans	$43	$71
Residential mortgage loans	491	542
Affordable housing partnerships	124	137
Total funding commitments	$658	$750

Since the Company expects many of the commitments related to residential mortgage loans to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, residential mortgage loans include credit lines that are cancelable upon notification to the borrower.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2014, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

RiverSource Life Insurance Company

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. At both December 31, 2014 and 2013, the estimated liability was $14 million and the related premium tax asset was $12 million and $11 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

In September 2011, the California Department of Insurance (“CA DOI”) issued an Order to Show Cause administrative action against RiverSource Life Insurance Company alleging that certain claims handling practices reviewed in connection with a 2007-2008 market conduct exam did not comply with applicable law. In August 2014, RiverSource Life Insurance Company and the CA DOI reached an agreement in principle to settle all pending allegations for $800,000, with the exception of a single allegation related to certain coverage determinations made under long term care insurance policies issued between 1989-1992. An administrative hearing on this remaining allegation concluded in November 2014. The Company cannot reasonably estimate the range of loss, if any, that may result from this matter given the procedural status of the matter, the lack of evidence supporting the CA DOI’s penalty allegations, and the difficulty of predicting outcomes in these administrative proceedings which involve multiple phases and appellate procedures.

S-6333 R (5/15)

PART C: OTHER INFORMATION

Item 26. Exhibits—Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994, filed as an Exhibit to Registrant’s Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(a)(4) Board Resolution for establishment of 41 subaccounts dated April 25, 2000, filed electronically as Exhibit 8(a) to Registrant’s Post-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio – New Dimensions Fund dated October 29, 1999, filed electronically as Exhibit 8(b) to Registrant’s Post-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(a)(6) Board Resolution for establishment of 81 subaccounts dated August 30, 2005, filed electronically on or about April 26, 2006, as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(a)(7) Unanimous written consent of the Board of Directors in lieu of a meeting for IDS Life Insurance Company, adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(7) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(8) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(9) Board Resolution for establishment of 101 subaccounts dated April 15, 2011, filed electronically as Exhibit (a)(9) to Post-Effective Amendment No. 29 to Registration Statement No. 33-62457 is incorporated herein by reference.

(a)(10) Board Resolution for establishment of 21 subaccounts dated April 28, 2014 filed electronically as Exhibit (a) (10) to Post-Effective Amendment No. 31 to Registration No. 33-62457 is incorporated herein by reference.

(a)(11) Board Resolution for establishment of 10 subaccounts dated April 28, 2015, is filed electronically herewith as Exhibit (a)(11) to Post-Effective Amendment No. 32 to Registration Statement No. 33-62457.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company for Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to Initial Registration Statement of Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (SUCS) filed electronically as Exhibit 5(b) to Registrant’s Post-Effective Amendment No. 19 on Form N-6 (33-62457) is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Registrant’s Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit (f)(1) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Treaty Number 1795 filed electronically as Exhibit (g)(1) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated June 29, 2001, and identified as Treaty Number 1795, between IDS Life Insurance Company and reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(2) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(3) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Treaty Number 0094-2849 filed electronically as Exhibit (g)(4) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Agreement Number 7125-1 filed electronically as Exhibit (g)(5) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(6) Redacted copy of Addendum No. 1 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Number 7125-1 filed electronically as Exhibit (g)(6) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(7) Redacted copy of Addendum No. 2 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Number 7125-1 filed electronically as Exhibit (g)(7) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert

Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h)(6) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(6) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(8) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 26, 2006, as Exhibit (h)(10) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 29 333-69777 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated May 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(19) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(20) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007, filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(22) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(23) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(24) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(25) Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments, LLC filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(26) Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investments Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(27) Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as exhibit 8.16 to RiverSource Variable Account 10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(28) Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company filed electronically as exhibit 8.17 to RiverSource Variable Account 10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(29) Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company filed electronically as exhibit 8.18 to RiverSource Variable Account 10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(30) Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for Succession Select are filed electronically herewith.

(m)(2) Calculations of Illustrations for Succession Select 2008 Revisions are filed electronically herewith.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select is filed electronically herewith.

(o) Not applicable.

(p) Not applicable.

(q) RiverSource Life Insurance Company’s Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit (q) to Post-Effective Amendment No. 28 to Registration Statement No. 33-62457 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated March 25, 2015, filed electronically as Exhibit 13 to

RiverSource Variable Annuity Account 10’s Post-Effective Amendment No. 7 to Registration Statement No. 333-186218 is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor

Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor

John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President—Annuities

Richard N. Bush		Senior Vice President—Corporate Tax

Steve M. Gathje		Director, Senior Vice President and Chief Actuary

James L. Hamalainen		Senior Vice President—Investments and Treasurer

Colin J. Lundgren		Director

Brian J. McGrane		Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore		Secretary

Bridget M. Sperl		Director and Executive Vice President—Service Delivery

Jon Stenberg		Director and Executive Vice President—Life & Disability Insurance

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise International Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
TIC TPS Portland 35, LLC	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle EMEA Holdings 1, LLC	MN
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a)	RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b)	As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter

Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	OTHER COMPENSATION
RiverSource Distributors, Inc.	$408,133,645	None	None	None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Company) at 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 28th day of April, 2015.

RiverSource Variable Life Separate Account

(Registrant)

By: RiverSource Life Insurance Company

(Depositor)

By /s/ John R. Woerner*

John R. Woerner

Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2015.

/s/ John R. Woerner* John R. Woerner	Chairman of the Board and President

/s/ Gumer C. Alvero* Gumer C. Alvero	Director and Executive Vice President—Annuities

/s/ Richard N. Bush* Richard N. Bush	Senior Vice President—Corporate Tax

/s/ Brian J. McGrane* Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

/s/ Steve M. Gathje* Steve M. Gathje	Director, Senior Vice President and Chief Actuary

/s/ Bridget M. Sperl* Bridget M. Sperl	Director and Executive Vice President—Service Delivery

/s/ James L. Hamalainen* James L. Hamalainen	Senior Vice President— Investments and Treasurer

/s/ Jon Stenberg* Jon Stenberg	Director and Executive Vice President—Life & Disability Insurance

/s/ Colin J. Lundgren* Colin J. Lundgren	Director

*	Signed pursuant to Power of Attorney dated March 25, 2015, filed electronically as Exhibit 13 to RiverSource Variable Annuity Account 10’s Post-Effective Amendment No. 7 to Registration Statement No. 333-186218, by:

/s/	Dixie Carroll
Dixie Carroll
Assistant General Counsel and
Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 32

TO REGISTRATION STATEMENT NO. 33-62457

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part  A.    Prospectus for:

RiverSource Succession Select (R) Variable Life Insurance.

Part  B.

The combined Statement of Additional Information and Financial Statements relating to RiverSource Variable Life Separate Account.

Part  C.

Other Information.

Signatures.

Exhibits.

EXHIBIT INDEX

(a)(11) Board Resolutions for RiverSource Life Insurance Company dated April 28, 2015.

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1) Calculations of Illustrations for Succession Select.

(m)(2) Calculations of Illustrations for Succession Select 2008 Revisions.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select.